                                              Registration Statement No. 2-27330
                                                                        811-1539
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-3

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 74

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 74

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                           (Name of Insurance Company)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
     (Address of Insurance Company's Principal Executive Offices) (Zip Code)

    Insurance Company's Telephone Number, including Area Code: (860) 277-0111
                                                               --------------

                                ERNEST J. WRIGHT
                       SECRETARY TO THE BOARD OF MANAGERS
                      THE TRAVELERS GROWTH AND INCOME STOCK
                         ACCOUNT FOR VARIABLE ANNUITIES
                                ONE TOWER SQUARE
                           HARTFORD, CONNECTICUT 06183
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

              immediately upon filing pursuant to paragraph (b) of Rule 485.
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   X          on May 1, 2002 pursuant to paragraph (b) of Rule 485.
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              60 days after filing pursuant to paragraph (a)(1) of Rule 485.
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              on __________ pursuant to paragraph (a)(1) of Rule 485.
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              75 days after filing pursuant to paragraph (a)(2).
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              on __________ pursuant to paragraph (a)(2) of Rule 485.
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If appropriate check the following box:

         this post-effective amendment designates a new effective date for a
------   previously filed post-effective amendment.

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Universal Annuity

PROSPECTUS

This prospectus describes Universal Annuity, a flexible premium variable annuity Contract (the “Contract”) issued by The Travelers Insurance Company (the “Company, “our” “us” or “we”).

The Contract’s value will vary daily to reflect the investment experience of the funding options (referred to as “subaccounts” in your contract) you select and the interest credited to the Fixed (Flexible Annuity) Account. The variable funding options (sometimes called “subaccounts”) are:

Managed Separate Accounts

Travelers Growth and Income Stock Account	(“Account GIS”)
Travelers Money Market Account	(“Account MM”)
Travelers Quality Bond Account	(“Account QB”)
Travelers Timed Aggressive Stock Account	(“Account TAS”)
Travelers Timed Growth and Income Stock Account	(“Account TGIS”)
Travelers Timed Short-Term Bond Account	(“Account TSB”)

Travelers Fund U For Variable Annuities

Capital Appreciation Fund	Salomon Brothers Variable Series Fund Inc.
Dreyfus Stock Index Fund	Capital Fund
High Yield Bond Trust	Investors Fund
Managed Assets Trust	Small Cap Growth Fund
Alliance Variable Products Series Fund, Inc.	Travelers Series Trust
Premier Growth Portfolio — Class B	Disciplined Mid Cap Stock Portfolio
CitiStreet Funds, Inc.	MFS Mid Cap Growth Portfolio
CitiStreet Diversified Bond Fund – Class I	Social Awareness Stock Portfolio
CitiStreet International Stock Fund – Class I	U.S. Government Securities Portfolio
CitiStreet Large Company Stock Fund – Class I	Utilities Portfolio
CitiStreet Small Company Stock Fund – Class I	Travelers Series Fund Inc.
Dreyfus Variable Investment Fund	Alliance Growth Portfolio
Small Cap Portfolio — Initial Shares	MFS Total Return Portfolio
Franklin Templeton Variable Insurance	Smith Barney Aggressive Growth Portfolio
Products Trust	Smith Barney Large Capitalization Growth
Franklin Small Cap Fund — Class 2	Portfolio
Templeton Global Asset Allocation Fund —	Variable Insurance Products Fund (Fidelity)
Templeton Growth Securities Fund — Class 1	Equity - Income Portfolio — Initial Class
Greenwich Street Series Fund	Growth Portfolio — Initial Class
Appreciation Portfolio	High Income Portfolio — Initial Class
Fundamental Value Portfolio	Variable Insurance Products Fund II (Fidelity)
Janus Aspen Series	Asset Manager Portfolio — Initial Class
International Growth Portfolio — Service Shares	Variable Insurance Products Fund III (Fidelity)
Putnam Variable Trust	Mid Cap Portfolio — Service Class 2
Putnam VT International Growth Fund — Class IB Shares
Putnam VT Small Cap Value Fund — Class IB Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

Index of Special Terms	2	Income Options	31
Summary	3	Miscellaneous Contract Provisions	31
Fee Table	6	Right to Return	31
Condensed Financial Information	12	Termination of Individual Contract	32
The Annuity Contract	12	Termination of Group Contract or Account	32
Contract Owner Inquiries	12	Distribution from One Account to Another	33
Purchase Payments	12	Required Reports	33
Accumulation Units	12	Change of Contract	33
The Variable Funding Options	13	Assignment	33
The Fixed Account	17	Suspension of Payments	34
Charges and Deductions	17	Other Information	34
General	17	The Insurance Company	34
Withdrawal Charge	18	Financial Statements	34
Free Withdrawal Allowance	19	Distribution of Variable Annuity Contracts	34
Administrative Charge	19	Conformity with State and Federal Laws	34
Mortality and Expense Risk Charge	19	Voting Rights	34
Variable Funding Option Expenses	19	Legal Proceedings and Opinions	35
Premium Tax	20	The Separate Accounts	36
Charges in Taxes Based Upon Premium or Value	20	Performance Information	36
Tactical Asset Allocation Services Fees	20	Federal Tax Considerations	37
Managed Separate Account: Management and Fees	20	General Taxation of Annuities	37
Transfers	21	Types of Contracts: Qualified or Nonqualified	37
Dollar-Cost Averaging	22	Nonqualified Annuity Contracts	38
Asset Allocation Advice	22	Qualified Annuity Contracts	38
Tactical Asset Allocation Services	23	Penalty Tax for Premature Distributions	39
Tactical Asset Allocation Risks	23	Diversification Requirements	39
Access to your Money	24	Ownership of the Investments	39
Systematic Withdrawals	24	Mandatory Distributions for Qualified Plans	39
Ownership Provisions	24	Taxation of Death Benefit Proceeds	39
Types of Ownership	24	Managed Separate Accounts	40
Contract Owner	24	The Travelers Growth and Income Stock
Beneficiary	25	Account.	40
Annuitant	25	The Travelers Quality Bond Account	42
Death Benefit	26	The Travelers Money Market Account	44
Death Proceeds Before the Maturity Date	26	The Travelers Timed Growth and
Payment of Proceeds	26	Income Stock Account	46
Death Proceeds after the Maturity Date	28	The Travelers Timed Short-Term Bond Account	47
The Annuity Period	28	The Travelers Timed Aggressive Stock Account	49
Maturity Date	28	Investments at a Glance	50
Allocation of Annuity	29	Appendix A (Condensed Financial Information)	A-1
Variable Annuity	29	Appendix B (The Fixed Account)	B-1
Fixed Annuity	29	Appendix C (Contents of Statement of
Payment Options	30	Additional Information)	C-1
Election of Options	30
Annuity Options	30

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	12	Contract Year	12
Accumulation Period	12	Fixed Account	B-1
Annuitant	25	Managed Separate Account	34
Annuity Payments	28	Maturity Date	28
Annuity Unit	12	Net Investment Rate	29
Cash Surrender Value	24	Purchase Payment	12
Contingent Annuitant	25	Underlying Fund	13
Contract Date	12	Variable Funding Options	13
Contract Owner	24	Written Request	12
Contract Value	12

Summary:
Travelers Universal Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account, sometimes called The Flexible Annuity Account, that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity or income options. You may receive annuity or income payments from the variable funding options and/or the Fixed Account. If you elect variable income or annuity payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase a qualified Contract with an initial payment of at least $20, except in the case of an IRA, for which the minimum initial payment is $1,000. Under a qualified Contract, you may make additional payments of at least $20. For nonqualified Contracts, the minimum initial purchase payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a beneficiary-directed transfer of death proceeds.

Who is the Contract issued to? If you purchase an individual Contract, you are the contract owner. If a group “allocated” contract is purchased, we issue certificates to the individual participants. Where we refer to “you,” we are referring to the individual contract owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as “Contracts.”

We issue group contracts in connection with retirement plans. Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, (the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. Please refer to Appendix B for possible restrictions between the Fixed Account and the variable funding options.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense (M&E) charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 1.25%. We also deduct a semiannual contract administrative charge of $15. Each underlying fund also charges for management costs, any applicable asset allocation fee and other expenses.

If you withdraw amounts from the Contract, we may deduct a withdrawal charge. The charge equals 5% of each purchase payment if withdrawn within 5 years of the payment date.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

    Tactical Asset Allocation Program. If allowed, you may elect to enter into a separate Tactical Asset Allocation services agreement with registered investment advisers who provide Tactical Asset Allocation services. These agreements permit the registered investment advisers to act on your behalf by transferring all or a portion of the cash value from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account. Purchase payments are allocated to the following funding options when you participate in the Tactical Asset Allocation Program: Travelers Timed Growth and Income Stock Account; Travelers Timed Short-Term Bond Account and Travelers Timed Aggressive Stock Account. The Tactical Asset Allocation Program and applicable fees are fully described in a separate Disclosure Statement.
    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CFS”), an affiliate of the Company, for the purpose of receiving asset allocation advice under CFS’s CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

Accounts GIS, QB, MM, TGIS, TSB and TAS
Fund U and its Underlying Funds

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

Contingent Deferred Sales Charge
(as a percentage of purchase payments withdrawn)
If withdrawn within 5 years after the purchase payment is made	5.00%
If withdrawn 5 or more years after the purchase payment is made	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 5% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Annual Separate Account Charges

Mortality and Expense Risk Charge
(as a percentage of average net assets of Managed Separate Accounts and Fund U)	1.25%

Other Annual Charges

Semiannual Contract Administrative Charge	$15

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Each CitiStreet Funds, Inc. fund is shown twice, once with the CHART fee of 1.25% and once without.

Investment Alternative	Management Fee	Market Timing Fee	Annual Expenses

MANAGED SEPARATE ACCOUNTS
Travelers Growth and Income Stock Account for Variable Annuities (GIS)	0.63%	—	0.63%
Travelers Money Market Account for Variable Annuities (MM)	0.32%	—	0.32%
Travelers Quality Bond Account for Variable Annuities (QB)	0.32%	—	0.32%
Travelers Timed Aggressive Stock Account for Variable Annuities (TAS)	0.35%	1.25%	1.60%
Travelers Timed Growth and Income Stock Account for Variable Annuities (TGIS)	0.32%	1.25%	1.57%
Travelers Timed Short-Term Bond Account for Variable Annuities (TSB)	0.32%	1.25%	1.57%
Fund U Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Expenses (12b-1 Fees)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
Dreyfus Stock Index Fund	0.25%	—	0.01%	0.26%(1)
High Yield Bond Trust	0.50%	—	0.23%	0.73%
Managed Assets Trust	0.50%	—	0.09%	0.59%
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio - Class B*	1.00%	0.25%	0.04%	1.29%
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	—	0.20%	0.65%
CitiStreet International Stock Fund — Class I	0.67%	—	0.19%	0.86%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	0.12%	0.69%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	0.20%	0.77%
CitiStreet Funds, Inc.** (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	0.45%	—	1.45%	1.90%
CitiStreet International Stock Fund — Class I	0.67%	—	1.44%	2.11%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	1.37%	1.94%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	1.45%	2.02%
Dreyfus Variable Investment Fund
Small Cap Portfolio - Initial Shares	0.75%	—	0.04%	0.79%(1)
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2*	0.45%	0.25%	0.31%	1.01%(2)
Templeton Global Asset Allocation Fund — Class 1	0.61%	—	0.20%	0.81%
Templeton Global Income Securities Fund – Class 1**	0.63%	__	0.08%	0.71%(3)
Templeton Growth Securities Fund — Class 1	0.80%	—	0.05%	0.85%(4)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(5)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(5)
Janus Aspen Series
International Growth Portfolio — Service Shares*	0.65%	0.25%	0.06%	0.96%

Fund U Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Expenses (12b-1 Fees)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(6)
Investors Fund	0.70%	—	0.12%	0.82%(7)
Small Cap Growth Fund	0.75%	—	0.72%	1.47%(8)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
Social Awareness Stock Portfolio	0.61%	—	0.13%	0.74%
U.S. Government Securities Portfolio	0.32%	—	0.13%	0.45%
Utilities Portfolio	0.65%	—	0.16%	0.81%
Travelers Series Fund Inc.
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(10)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(10)
Putnam Diversified Income Portfolio**	0.75%	__	0.15%	0.90%(10)
Salomon Brothers Global High Yield Bond Portfolio†	0.80%	—	0.43%	1.23%(9)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(10)
Smith Barney High Income Portfolio**	0.60%	__	0.07%	0.67%(10)
Smith Barney International All Cap Growth Portfolio†	0.90%	__	0.10%	1.00%(10)
Smith Barney Large Cap Value Portfolio†	0.65%	__	0.02%	0.67%(10)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(10)
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	0.48%	—	0.09%	0.57%(11)
Growth Portfolio — Initial Class	0.58%	—	0.07%	0.65%(12)
High Income Portfolio — Initial Class	0.58%	—	0.12%	0.70%(13)
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	0.53%	—	0.10%	0.63%(14)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(15)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	Closed to new investors. It is anticipated that these Funds will be closed to all investors on or about July 17, 2002, subject to the approval of the Securities and Exchange Commission.

†	Closed to new investors.

Notes:

(1)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(2)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. For the Franklin Small Cap Fund the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Franklin Small Cap Fund — Class 2 would have been 0.53%, 0.25%, 0.31%, and 1.09%, respectively.

(3)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Global Income Securities Fund — Class 1.

(4)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Growth Securities Fund — Class 1.

(5)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(6)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(7)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(9)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001. Other Expenses includes interest expense of 0.08%. Not available to new contract holders. It is anticipated that on or about June 1, 2002 Salomon Brothers Global High Yield Portfolio will change it's name to Salomon Brothers Strategic Bond Fund.

(10)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(11)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Equity-Income Portfolio - Initial Class would have been 0.58%.

(12)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Growth Portfolio - Initial Class would have been 0.68%.

(13)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP High Income Portfolio - Initial Class would have been 0.71%.

(14)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Asset Manager Portfolio — Initial Class would have been 0.64%.

(15)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio — Service Class 2 would have been 0.94%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The example also assumes that the $15 semiannual contract administrative charge as an annual charge of 0.124% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above.

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

MANAGED SEPARATE ACCOUNTS
Travelers Growth and Income Stock Account for Variable Annuities (GIS)	70	113	158	233	20	63	108	233
Travelers Money Market Account for Variable Annuities (MM)	67	103	142	200	17	53	92	200
Travelers Quality Bond Account for Variable Annuities (QB)	67	103	142	200	17	53	92	200
Travelers Timed Aggressive Stock Account for Variable Annuities (TAS)	80	142	206	329	30	92	156	329
Travelers Timed Growth and Income Stock	80	141	205	327	30	91	155	327
Account for Variable Annuities (TGIS)	64	94	125	165	14	44	75	165
Travelers Timed Short-Term Bond Account for Variable Annuities (TSB)	80	141	205	327	30	91	155	327
Capital Appreciation Fund	72	119	169	255	22	69	119	255
Dreyfus Stock Index Fund	67	102	139	194	17	52	89	194
High Yield Bond Trust	71	116	163	244	21	66	113	244
Managed Assets Trust	70	112	156	229	20	62	106	229
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	77	133	191	300	27	83	141	300
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund —Class I	71	113	159	235	21	63	109	235
CitiStreet International Stock Fund — Class I	73	120	170	257	23	70	120	257
CitiStreet Large Company Stock Fund — Class I	71	115	161	239	21	65	111	239
CitiStreet Small Company Stock Fund — Class I	72	117	165	248	22	67	115	248
CitiStreet Funds, Inc. (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	83	151	221	357	33	101	171	357
CitiStreet International Stock Fund — Class I	85	157	231	376	35	107	181	376
CitiStreet Large Company Stock Fund — Class I	83	152	223	361	33	102	173	361
CitiStreet Small Company Stock Fund — Class I	84	154	227	368	34	104	177	368
Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares	72	118	166	250	22	68	116	250

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	74	124	177	272	24	74	127	272
Templeton Global Asset Allocation Fund — Class 1	72	118	167	252	22	68	117	252
Templeton Global Income Securities Fund — Class 1*
Templeton Growth Securities Fund — Class 1	73	120	169	256	23	70	119	256
Greenwich Street Series Fund
Appreciation Portfolio	72	117	165	248	22	67	115	248
Fundamental Value Portfolio	72	117	165	248	22	67	115	248
Janus Aspen Series
International Growth Portfolio — Service Shares	74	123	175	267	24	73	125	267
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	76	130	186	290	26	80	136	290
Putnam VT Small Cap Value Fund — Class IB Shares	78	135	194	305	28	85	144	305
Salomon Brothers Variable Series Fund Inc.
Capital Fund	74	124	177	271	24	74	127	271
Investors Fund	72	119	168	253	22	69	118	253
Small Cap Growth Fund	79	138	200	317	29	88	150	317
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	72	119	168	254	22	69	118	254
MFS Mid Cap Growth Portfolio	73	122	173	263	23	72	123	263
Social Awareness Stock Portfolio	71	116	164	245	21	66	114	245
U.S. Government Securities Portfolio	69	107	149	214	19	57	99	214
Utilities Portfolio	72	118	167	252	22	68	117	252
Travelers Series Fund Inc.
Alliance Growth Portfolio	72	119	168	253	22	69	118	253
MFS Total Return Portfolio	72	119	168	254	22	69	118	254
Putnam Diversified Income Portfolio*
Salomon Brothers Global High Yield Portfolio**	76	131	188	294	26	81	138	294
Smith Barney Aggressive Growth Portfolio	72	119	169	255	22	69	119	255
Smith Barney High Income Portfolio*
Smith Barney International All Cap Growth Portfolio**	74	124	177	271	24	74	127	271
Smith Barney Large Cap Value Portfolio**
Smith Barney Large Capitalization Growth Portfolio	72	117	166	249	22	67	116	249
Variable Insurance Products Fund
Equity - Income Portfolio — Initial Class	70	111	155	227	20	61	105	227
Growth Portfolio — Initial Class	71	113	159	235	21	63	109	235
High Income Portfolio — Initial Class	71	115	162	240	21	65	112	240
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	70	113	158	233	20	63	108	233
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	73	120	171	259	23	70	121	259

______________

*	Closed to new investors. It is anticipated that these Funds will be closed to all investors on or about July 17, 2002, subject to the approval of the Securities and Exchange Commission.

**	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendix A.

THE ANNUITY CONTRACT

Travelers Universal Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generally no guaran tee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. Minimum purchase payment amounts are:

    IRAs: $1,000
    Other tax-qualified retirement plans: $20 per participant (subject to plan requirements)
    Nonqualified contracts: $1,000; minimum of $100 for subsequent payment

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments received in good order within one business day, if it us received in good order by our Home Office by 4:00 p.m. Eastern time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Investment Option	Investment Objective	Investment Adviser/Subadviser
MANAGED SEPARATE ACCOUNTS
Travelers Growth and Income Stock Account	Seeks long-term accumulation of principal through capital appreciation and retention of net investment income.	Travelers Asset Management International Corporation (“TAMIC”) Subadviser: The Travelers Investment Management Company (“TIMCO”)
Travelers Money Market Account	Seeks preservation of capital, a high degree of liquidity and the highest possible current income available from certain short-term money market securities.	TAMIC
Travelers Quality Bond Account	Seeks current income, moderate capital volatility and total return.	TAMIC
Travelers Timed Aggressive Stock Account	Seeks growth of capital by investing primarily in a broadly diversified portfolio of common stocks.	TIMCO
Travelers Timed Growth and Income Stock	Seeks long-term accumulation of principal through capital appreciation and retention of net investment income.	TIMCO
Travelers Timed Short-Term Bond Account	Seeks high current income with limited price volatility.	TIMCO
FUND U FUNDING OPTIONS
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	TAMIC Subadviser: Janus Capital Corp

Investment Option	Investment Objective	Investment Adviser/Subadviser
Dreyfus Stock Index Fund	Seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor’s 500 Composite Stock Price Index	Mellon Equity Securites
High Yield Bond Trust	Seeks generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.	TAMIC
Managed Assets Trust	Seeks high total investment return through a fully managed investment policy in a portfolio of equity, debt and convertible securities.	TAMIC Subadviser: TIMCO
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management (“Alliance”)
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.	CitiStreet Funds Management, LLC. Subadviser: Western Asset Management Company; Salomon Brothers Asset Management Inc. (“SBAM”); and SSgA Funds Management, Inc. (“SSgA”)
CitiStreet International Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Smith Barney Fund Management, LLC, and SsgA
CitiStreet Large Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.	CitiStreet Subadvisers Wellington Management Company; Putnam Investment Management, LLC and SsgA
CitiStreet Small Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management Company; SBAM; and SsgA
Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing primarily in small-cap companies with total market values of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies..	Franklin Advisers, Inc.
Templeton Global Asset Allocation Fund — Class 1	Seeks high total return. Under normal market conditions, the Fund will invest in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments.	Templeton Investment Counsel, Inc.
Templeton Global Income Securities Fund – Class 1*	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the Fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.

Investment Option	Investment Objective	Investment Adviser/Subadviser
Templeton Growth Securities Fund — Class 1	Seeks long-term capital growth. Under normal market condition, the Fund will invest at least 65% of its total assets in the equity security of companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital by investing primarily in equity securities.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
International Growth Portfolio — Service Shares	Seeks long-term capital growth by normally investing at least 65% of its total assets in securities of foreign issuers.	Janus Capital
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation by investing mostly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on value stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	SBAM
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Growth Index.	SBAM
Travelers Series Fund Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital. Current income is only an incidental consideration. The Portfolio invests predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: Massachusetts Financial Services Company (“MFS”)
Putnam Diversified Income Portfolio*	Seeks high current income consistent with preservation of capital. The Portfolio will allocate its investments among the U.S. Government Sector, the High Yield Sector, and the International Sector of the fixed income securities markets.	TIA Subadviser: Putnam
Salomon Brothers Global High Yield Portfolio**	Seeks high current income. Capital appreciation is a secondary objective.	TIA Subadviser: SBAM

Investment Option	Investment Objective	Investment Adviser/Subadviser
Smith Barney Aggressive Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of companies that are experiencing, or have the potential to experience, growth of earnings, or that exceed the average earnings growth rate of companies whose securities are included in the S&P 500.	SBFM
Smith Barney High Income Portfolio*	Seeks high current income. Capital appreciation is a secondary objective. The Portfolio will invest at least 65% of its assets in high-yielding corporate debt obligations and preferred stock.	SBFM
Smith Barney International All Cap Growth Portfolio**	Seeks total return on assets from growth of capital and income by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.	SBFM
Smith Barney Large Cap Value Portfolio**	Seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations.	SBFM
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks long-term capital appreciation and retention of net investment income by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.	SBFM
U.S. Government Securities Portfolio	Seeks to select investments from the point of view of an investor concerned primarily with the highest credit quality, current income and total return. The assets of the Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.	TAMIC
Utilities Portfolio	Seeks to provide current income by investing in equity and debt securities of companies in the utilities industries.	SBFM
Variable Insurance Products Fund
Equity Income Portfolio — Initial Class	Seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the portfolio manager will also consider the potential for capital appreciation.	Fidelity Management & Research Company (“FMR”)
Growth Portfolio — Initial Class	Seeks capital appreciation by purchasing common stocks of well-known, established companies, and small emerging growth companies, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.	FMR

Investment Option	Investment Objective	Investment Adviser/Subadviser
High Income Portfolio — Initial Class	Seeks to obtain a high level of current income while also considering growth of capital.	FMR
Variable Insurance Products Fund II
Asset Manager Portfolio —Initial Class	Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.	FMR
Variable Insurance Products III
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

*	Closed to new investors. It is anticipated that this fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

**	Closed to new investors.

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix B for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a purchase payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from purchase payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first (“first in, first out”). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

(a)	any purchase payments to which no withdrawal charge applies; then

(b)	any remaining free withdrawal allowance (as described below) after reduction by the amount of (a); then

(c)	any purchase payments to which withdrawal charges apply (on a first-in, first-out basis); and, finally

(d)	from any Contract earnings.

Unless we receive instructions to the contrary, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

    from death proceeds;
    after the first contract year, upon election of an annuity payout (based upon life expectancy); or due to minimum distribution requirements.

The withdrawal charge will be waived if:

    an annuity payout is begun;
    an income option of at least three years’ duration (without right of withdrawal) is begun after the first contract year;
    the participant under a group Contract or annuitant under an individual Contract dies;
    the participant under a group Contract or annuitant under an individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;
    the participant under a group Contract, or annuitant under an individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the contract owner or participant, as provided in the plan;

    the participant under a group Contract, or annuitant under an individual Contract, under an IRA plan reaches age 70½, provided the certificate, has been in effect five years or more;
    the participant under a group Contract, or annuitant under an individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59½, provided the certificate or Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Certificates issued before May 1, 1992, the withdrawal charge will also be waived if the participant or annuitant retires at normal retirement age (as defined by the Plan), provided the Certificate or Contract, as applicable has been in effect one year or more);
    the participant under a Section 457 deferred compensation plan retires and the Certificate has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service (“IRS”) rules;
    for group Contracts, the participant under a Section 457 deferred compensation plan established by the Deferred Compensation Board of the state of New York or a “public employer” in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a plan at the termination date specified in the Contract; or
    for group Contracts, the participant under a pension or profit-sharing plan, including a 401(k) plan, Section 457 deferred compensation plan, or a tax deferred annuity plan (403(b) plan) that is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) retires at normal retirement age (as defined by the plan) or terminates employment, provided that the contract owner purchases this Contract in conjunction with a group unallocated flexible annuity contract issued by the Company.

Free Withdrawal Allowance

Beginning in the second contract year, you may withdraw up to 10% of the cash value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

Administrative Charge

We deduct a semiannual contract administrative charge of $15 in June and December of each year for each individual account maintained. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. This charge does not apply after an annuity payout has begun. This charge will not be deducted from amounts held in the Fixed Account.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

Tactical Asset Allocation Services Fees

In connection with the Tactical Asset Allocation services provided to participants in Accounts TGIS, TSB and TAS, CitiStreet Financial Services LLC (“CFS”) receives a fee equal on an annual basis to 1.25% of the current value of the assets subject to the program. We deduct this fee daily from the assets of the Market Timed Accounts. CFS also charges a $30 tactical asset allocation application fee.

Participants may discontinue Tactical Asset Allocation services at any time and avoid any subsequent fees for those services by transferring to a non-timed account. (See “Tactical Asset Allocation Services.”)

Managed Separate Accounts: Management and Fees

The investments and administration of each managed separate account are under the direction of a Board of Managers. Subject to the authority of each Board of Managers, TIMCO and TAMIC furnish investment management and advisory services as indicated in the Investment Option Chart. Additionally, the Board of Managers for each managed separate account annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies (and submits any such changes to contract owners at an annual meeting), and takes any other actions necessary in connection with the operation and management of the managed separate accounts.

The Travelers Investment Management Company (“TIMCO”) is a registered investment adviser that has provided investment advisory services since its incorporation in 1967. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Citigroup Inc., a bank services holding company. TIMCO provides investment management and advisory services to Accounts TAS, TGIS and TSB. The fees are as follows:

Account	Annual Management Fee
Account TAS	0.35% of average daily net assets
Account TGIS	0.3233% of average daily net assets
Account TSB	0.3233% of average daily net assets

Travelers Asset Management International Company LLC (“TAMIC”) is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. TAMIC provides investment and management and advisory services to Accounts GIS, QB, and MM.

Account	Annual Management Fee
Account GIS	0.65% of the first $500,000,000, plus
0.55% of the next $500,000,000, plus
0.50% of the next $500,000,000, plus
0.45% of the next $500,000,000, plus
0.40% of amounts over $2,000,000,000
(of Account GIS’s aggregate net asset value)
Account QB	0.3233% of average daily net assets
Account MM	0.3233% of average daily net assets

TAMIC also supervises the subadvisor of Account GIS, TIMCO. According to the terms of this written subadvisory agreement, TAMIC will pay TIMCO a fee equivalent on an annual basis to the following:

Annual Subadvisory Fee		Aggregate Net Asset Value Of The Account
0.45%	of the first	$700,000,000 plus
0.275%	of the next	$300,000,000 plus
0.25%	of the next	$500,000,000 plus
0.225%	of the next	$500,000,000 plus
0.20%	of amounts over	$2,000,000,000

TIMCO also acts as investment adviser or subadviser for:

    other investment companies used to fund variable products
    individual and pooled pension and profit-sharing accounts
    affiliated companies of The Travelers Insurance Company.

TAMIC also acts as investment adviser or subadviser for:

    other investment companies used to fund variable products
    individual and pooled pension and profit-sharing accounts and domestic insurance companies affiliated with The Travelers Insurance Company nonaffiliated insurance companies.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a leve l basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Asset Allocation Advice

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC, (“CFS”) an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program®, which is fully described in a separate Disclosure Statement. The CHART Program may not be available in all marketing programs through which this Contract is sold.

TACTICAL ASSET ALLOCATION SERVICES

Accounts TGIS, TSB and TAS (“Market Timed Accounts”) are funding options available to individuals who have entered into tactical asset allocation services agreements (“Tactical Asset Allocation agreements”) with registered investment advisers who provide tactical asset allocation services (“registered investment advisers”). These agreements allow the registered investment advisers to act on your behalf by transferring all or a portion of your cash value units from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account.

You may transfer account values from any of the Market Timed Accounts to any of the other funding options. However, if you are in a Market Timed Account, and transfer all current account values and direct all future allocations to a non-timed funding option, the Tactical Asset Allocation agreements with the registered investment advisers automatically terminate. If this occurs, the registered investment advisers no longer have the right to transfer funds on your behalf. Partial withdrawals from the Market Timed Accounts do not affect the tactical asset allocation agreements.

CFS, a registered investment adviser and an affiliate of the Company, provides Tactical Asset Allocation services for a fee. The fee equals 1.25% annually of the current value of the assets subject to the program. CFS also charges a $30 program application fee. If you terminate your Tactical Asset Allocation agreement and decide to reenter an agreement, the Tactical Asset Allocation fees will be reassessed, and a new $30 application fee will be charged by CFS.

We deduct the tactical asset allocation fee from the assets of the Market Timed Accounts. Although the Tactical Asset Allocation agreements are between you and CFS, we are solely responsible for payment of the fee to CFS. On each Valuation Date, we deduct the amount necessary to pay the fee from each Market Timed Account and, in turn, pay that amount to CFS. This is the only payment method available to those who enter into Tactical Asset Allocation agreements. Individuals in the Market Timed Accounts may use unaffiliated market timing investment advisers with our approval and if such advisers agree to an arrangement substantially identical to the asset charge payment method.

Because the tactical asset allocation services are provided according to individual agreements between you and the registered investment advisers, the Boards of Managers of the Market Timed Accounts do not exercise any supervisory or oversight role for services or the related fees.

Under the asset charge payment method, the daily deductions for market timing fees are not treated by the Company as taxable distributions. (See “Federal Tax Considerations”.)

Tactical Asset Allocation Risks

If you invest in the Market Timed Accounts without a tactical asset allocation agreement, you may bear a higher proportion of the expenses associated with Separate Account portfolio turnover. In addition, those who allocate amounts to these Accounts without a Tactical Asset Allocation agreement will still have the Tactical Asset Allocation fees deducted on a daily basis. We intend to identify any such individuals and restore to their accounts, no less frequently than monthly, an amount equal to the deductions for the Tactical Asset Allocation fees. However, this restored amount will not reflect any investment experience of the fees deducted.

If you participate in a Tactical Asset Allocation agreement, you may be subject to the following additional risks: (1) higher transaction costs; (2) higher portfolio turnover rate; (3) investment return goals not being achieved by the registered investment advisers who provide Tactical Asset Allocation services; and (4) higher account expenses for depleting and, then starting up the account. Actions by the registered investment advisers, who provide tactical asset allocation services, may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if more than one Tactical Asset Allocation strategy uses a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market Timed Account i s under one tactical asset allocation strategy, and those funds are transferred into or out of that Account, those constituting the other 10% of the Market Timed Account may bear a higher portion of the expense for the transfer.

ACCESS TO YOUR MONEY

Under a group Contract, before a participant’s maturity date, we will pay all or any portion of that participant’s cash surrender value, that is, the cash value less any withdrawal charge and any premium tax not previously deducted, to the owner or participant, as provided in the plan. A group contract owner’s account may be surrendered for cash without the consent of any participant, as provided in the plan.

Under an individual Contract, the contract owner may redeem all or any portion of the cash surrender value any time before the maturity date. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the business day after we receive the surrender request at our Home Office. The cash value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59½, unless withdrawn due to separation from service, death, disability or hardship. (See “Federal Tax Considerations.”)

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect this option, you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant is not the owner, dies prior to the maturity date, and the contingent annuitant is still living;

      the death benefit will not be payable upon the annuitant's death the contingent annuitant becomes the annuitant

      all other rights and benefits will continue in effect

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

DEATH BENEFIT

Death Proceeds Before the Maturity Date

The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date our Home Office receives proof of death. All amounts will be reduced by any outstanding loans, prior withdrawals and any premium taxes due.

Individual Contract	Group Contract
If annuitant dies on or after age 75, and before the maturity date:	If participant dies on or after age 75, and before the maturity date:
Amount paid: the cash value of the Contract	Amount paid: the participant’s interest under the Contract
If annuitant dies before age 75, and before the maturity date:	If participant dies before age 75, and before the maturity date:
Amount paid: the greater of (1),(2) or (3) below:	Amount paid: the greatest of (1), (2) or (3) below:
(1) the cash value	(1) the participant’s interest
(2) total purchase payments	(2) the total purchase payments made on behalf of the participant
(3) the cash value on the most recent 5(th) multiple contract year anniversary (i.e., 5(th), 10(th), 15(th), etc.) less any withdrawals made since that anniversary before we receive proof of death.	(3) the participant’s interest on the most recent 5(th) multiple certificate year anniversary (i.e., 5(th), 10(th), 15(th), etc.) less any withdrawals made since that anniversary before we receive proof of death.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Owner (who is the annuitant)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.		Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution. Or unless, there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes
Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply (See * Above)
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the time we receive due proof of death (“death report date”). The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or
    under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are a series of periodic payments for a fixed period or a fixed am ount. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 70th birthday for qualified Contracts and the annuitant’s 75th birthday for nonqualified Contracts or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant’s 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 85th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 5 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $20, we reserve the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner/participant.

Annuity Options

Option 1 — Life Annuity — No Refund: The Company will make annuity payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured: The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as selected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the annuity began.

Option 3 — Unit Refund Life Annuity: The Company will make annuity payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of annuity units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment, and (b) is the product of the number of the annuity units represented by each payment and the number of payments made.

Option 4 — Joint and Last Survivor Life Annuity — No Refund: The Company will make annuity payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor’s death.

Option 5 — Joint and Last Survivor Life Annuity — Annuity Reduces on Death of Primary Payee: The Company will make annuity payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 — Other Annuity Options: We will make any other arrangements for annuity payments as may be mutually agreed upon.

Income Options

Income payments are periodic payments made by the Company that are not based on the life of any person.

The cash surrender value used to determine the amount of any income payment will be calculated as of 14 days before the date an income payment is due and will be determined on the same basis as the cash surrender value during the accumulation phase, including the deduction for mortality and expense risks.

While income options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining cash surrender value to provide an annuity at the guaranteed rates even though income payments have been received under an income option. Before an owner or participant makes any income option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

Option 1 — Payments of a Fixed Amount: We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period: We will make payments for the number of years selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 — Investment Income: We will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the cash surrender value under this option over the amount applied under this option. No payment will be made if the cash surrender value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be annuity payments and are taxable in full as ordinary income. (See “Federal Tax Considerations.”) This option will generally be inappropriate under federal tax law for periods that exceed the participant’s attainment of age 70½.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

Generally, there is no right to return for group Contracts/Certificates, including Contracts issued under the Texas Optional Retirement Program.

We will determine the cash value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination of Individual Contract

You do not need to make any purchase payments after the first to keep the Contract in effect. However, unless otherwise specified by state law, we reserve the right to terminate the Contract on any business day if the cash value as of that date is less than $500 and no purchase payments have been made for at least three years. Termination will not occur until 31 days after we have mailed notice of termination to the contract owner’s last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash value less any applicable premium tax, and less any applicable administrative charge.

Termination of Group Contract or Account

Termination by Owner — If an owner or a participant terminates an account, in whole or in part, while the Contract remains in effect; and the value of the terminated account is to be either paid in cash to you or to a participant; or transferred to any other funding vehicle, we will pay or transfer the cash surrender value of the terminated account.

If this Contract is terminated, whether or not the plan is terminated; and the owner or the participant, as provided in the plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a participant’s interest either as instructed by the owner or the participant, or under one of the options described under “Options in the Event of Termination of a Participant.”

Termination by Participant — If a participant terminates an individual account, in whole or in part, while the Contract remains in effect; and the value of the terminated individual account is to be either paid in cash to the participant, or transferred to any other funding vehicle, we will pay or transfer the cash surrender value of the terminated account.

Termination by the Company and Termination Amount — If the cash value in a participant’s individual account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, we reserve the right to terminate that account, and to move the cash value of that participant’s individual account to the owner’s account.

If the plan does not allow for this movement to the owner’s account, the cash value, less any applicable premium tax not previously deducted, will be paid to that participant or to the owner, as provided in the plan.

We reserve the right to terminate this Contract on any valuation date if:

             1.   there is no cash value in any participant’s individual account, and

             2.   the cash value of the owner’s account, if any, is less than $500, and

             3.   the premium has not been paid for at least three years.

If this Contract is terminated, the cash value of the owner’s account, if any, less any applicable premium tax not previously deducted will be paid to you.

Termination will not occur until 31 days after we have mailed notice of termination to the group contract owner or the participant, as provided in the plan, at the last known address; and to any assignee of record.

Options in the Event of Termination of a Participant — In the event that, before a participant’s maturity date, that participant terminates participation in the plan, the owner or that participant, as provided in the plan, with respect to that participant’s interest may elect:

1.	If that participant is at least 50 years of age, to have that participant’s interest applied to provide an annuity option or an income option.

2.	If the Contract is continued, to have that participant’s interest applied to continue as a paid-up deferred annuity for that participant, (i.e., the cash value remains in the Contract and the annuity becomes payable under the same terms and conditions as the annuity that would have otherwise been payable at the maturity date).

3.	To have the owner or that participant, as provided in the plan, receive that participant’s interest in cash.

4.	If that participant becomes a participant under another group contract of this same type which is in effect with us, to transfer that participant’s interest to that group contract.

5.	To make any other arrangements as may be mutually agreed on.

If this Contract is continued, any cash value to which a terminating participant is not entitled under the plan, will be moved to the owner’s account.

Automatic Benefit — In the event of termination, unless otherwise provided in the Plan, a participant’s interest will continue as a paid-up deferred annuity in accordance with option 2 above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the owner or to that participant, as provided in the plan.

Annuity Payments — Termination of this Contract or the plan will not affect payments being made under any annuity option, which began before the date of termination.

Distribution from One Account to Another Account

Under a group Contract, the owner may, as provided for in the plan, distribute the cash value from the owner’s account to one or more individual accounts. No distribution will be allowed between individual accounts.

The owner may, as required by and provided for in the plan, move the cash value from any or all individual accounts to the owner’s account without a charge.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Change of Contract

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the contract date, and in no event will changes be made with respect to payments being made by the Company under any annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the contract date, the Company reserves the right to change the termination amount (see “Termination of Contract or Account”), the amount of certain charges and deductions, the calculation of the net investment rate and the unit values, and the annuity tables. Any change in the annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners’ accounts and individual accounts under the Contrac t, to only the owners’ accounts and individual accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.

Assignment

The participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the plan.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

OTHER INFORMATION

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the insurance company and for the separate accounts are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Contract is offered through both affiliated and non-affiliated broker dealers. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT. In addition, Tower Square Securities, Inc., an affiliate of the Company, receives additional incentive payments from the Company relating to the sale of the Contracts. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Fund U. In accordance with our view of present applicable law, we will vote shares of the underlying funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund U. We will vote shares for which we have not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the underlying funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund U will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund U corresponding to his or her interest in Fund U.

Accounts GIS, QB, MM, TGIS, TSB and TAS. Contract owners participating in Accounts GIS, QB, MM, TGIS, TSB or TAS will be entitled to vote at their meetings on (i) any change in the fundamental investment policies of or other policies related to the accounts requiring the owners’ approval; (ii) amendment of the investment advisory agreements; (iii) election of the members of the Board of Managers of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the owners’ approval; and (vi) any other business which may properly come before the meeting.

The number of votes which each contract owner or a participant may cast, including fractional votes, shall be determined as of the date to be chosen by the Board of Managers within 75 days of the date of the meeting, and at least 20 days’ written notice of the meeting will be given.

Votes for which participants under a group Contract are entitled to instruct the owner, but for which the owner has received no instructions, will be cast by the owner for or against each proposal to be voted on only in the same proportion as votes for which instructions have been received.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of the Company to meet it’s obligations under the applicable contract.

THE SEPARATE ACCOUNTS

The Separate Accounts

Two different types of separate accounts are available to fund the Contracts described in this prospectus. The first type, Fund U, is a unit investment trust registered with the SEC under the 1940 Act. Fund U’s assets are invested exclusively in the shares of the underlying funds.

The second type of separate account available under the Contract, the “managed separate accounts,” (Accounts GIS, QB, MM, TGIS, TSB and TAS) are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the managed separate accounts are invested directly in securities such as stocks, bonds or money market instruments which are compatible with the stated investment policies of each separate account. Each of the separate accounts available in connection with the Contract has different investment objectives and fundamental investment policies.

The separate accounts were established on the following dates: Fund U — May 16, 1983; Account GIS — September 22, 1967; Account QB — July 29, 1974; Account MM — December 29, 1981; Accounts TGIS and TSB — October 30, 1986; and Account TAS — January 2, 1987.

We hold the assets for the exclusive benefit of the owners of the separate accounts, according to the laws of the State of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the separate accounts, are in accordance with the Contracts, credited to or charged against the separate accounts without regard to other income, gains or losses of the Company. The assets held by the separate accounts are not chargeable with liabilities arising out of any other business that we may conduct. The obligations arising under the variable annuity contracts are obligations of the Company.

For each managed separate account, neither the investment objective nor the fundamental investment restrictions, as described in the SAI, can be changed without a vote of the majority of the outstanding voting securities of the Accounts, as defined by the 1940 Act.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variab le annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, the Company may advertise several types of historical performance for the funding options of Fund U. The Company may also advertise the standardized average annual total returns of Accounts GIS, QB, MM, TGIS, TSB, TAS and Fund U, calculated in a manner prescribed by the SEC, as well as the nonstandardized total returns, as described below.

Standardized Method. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the semiannual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total returns will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000, and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get fully credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

MANAGED SEPARATE ACCOUNTS

As described earlier in this prospectus, there are various funding options available to you under your Universal Annuity Contract. You may select from several variable funding options, which are described in detail in separate prospectuses. In addition, you may choose to invest in one or more of the managed separate accounts (the “Accounts”) also offered through your Contract. Detailed information regarding these Accounts such as investment objectives, investment techniques, risk factors and management of the Accounts, is provided below. Not all funding options or Accounts may be available to you. Please refer to your Contract. There can be no assurance that the Accounts’ investment objectives will be achieved.

The Travelers Growth and Income Stock Account
for Variable Annuities (Account GIS)

Investment Adviser: TIMCO

Portfolio Manager: Sandip Bhagat

Investment Objective: Long-term accumulation of principal through capital appreciation and retention of net investment income.

Key Investments: Common stock of large U.S. companies.

Selection Process: Account GIS invests primarily in stocks of large U.S. companies representing a wide range of industries. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account GIS to mirror the overall risk, sector weightings and growth value style characteristics of the Standard & Poor’s 500 Stock Index (“S&P 500”). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

Additional Investments, Investment Strategies and Techniques: Account GIS, to a lesser extent, will invest in other securities. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

    fixed-income securities such as bonds and notes, including U.S. Government securities;
    exchange-traded stock index futures
    covered call options, put options
    foreign securities

For a complete list of all investments available to Account GIS, please refer to the “Investments at a Glance” table at the end of this section and in the SAI.

Principal Risk Factors: Account GIS is most subject to equities risk. For a complete discussion of equities risk and other risks carried by the investments of Account GIS, please refer to the “Investments, Practices and Risks” section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account GIS.

Fundamental Investment Policies

The fundamental investment policies of Account GIS permit it to:

1.	invest up to 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities;

2.	borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

3.	purchase interests in real estate represented by securities for which there is an established market;

4.	make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

5.	acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer);

6.	make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

7.	invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

The Travelers Quality Bond Account
for Variable Annuities (Account QB)

Investment Adviser: TAMIC

Portfolio Manager: F. Denney Voss

Investment Objective: Current income, moderate capital volatility and total return.

Key Investments: Investment grade debt securities and money market instruments.

Selection Process: The Account normally invests at least 80% of its assets in investment-grade bonds and debt securities (“80% investment policy”). Investment-grade bonds are those rated within the three highest categories by Standard & Poors Ratings Group, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization, or if, unrated, determined to be of comparable quality by the adviser. The adviser expects that the Fund’s investments generally will maintain an average duration of 5 years or less. Investment in longer term obligations may be made if the manager decides that the investment yields justify a longer term commitment. No more than 25% of the value of the Account’s total assets will be invested in any one industry. The portfolio will be actively managed and, under certain market conditions, investments may be sold prior to maturity.

Additional Investments, Investment Strategies and Techniques: Account QB may invest in many types of fixed-income securities and employ various types of strategies. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

    treasury bills
    repurchase agreements
    commercial paper
    certificates of deposit
    banker’s acceptances
    bonds, notes, debentures
    convertible securities
    when-issued securities
    interest rate future contracts

Commercial paper rated in the top category by a nationally recognized statistical rating organization is included in the Account’s 80% investment policy.

For a complete list of all investments available to Account QB, please refer to the “Investments at a Glance” table at the end of this section and in the SAI.

Principal Risk Factors: Account QB is most subject to fixed-income securities risk. For a complete discussion of fixed-income securities risk and other risks carried by the investments of Account QB, please refer to the “Investments, Practices and Risks” section of this prospectus.

Fundamental Investment Policies

The fundamental investment policies of Account QB permit it to:

1.	invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);

2.	borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

3.	purchase interests in real estate represented by securities for which there is an established market;

4.	make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

5.	acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account QB not to exceed 5% of the voting securities of any one issuer); and

6.	make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts.

The Travelers Money Market Account
for Variable Annuities (Account MM)

Investment Adviser: TAMIC

Portfolio Manager: Emil J. Molinaro, Jr.

Investment Objective: Preservation of capital, a high degree of liquidity and high current income.

Key Investments: Money market instruments.

Selection Process: The Account is a “money market” Account that invests in high quality U.S. dollar denominated money market instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. Eligible securities must have a remaining maturity of 13 months or less (subject to certain exceptions). The Account’s manager selects from the following or other similar investments, as described in the “Investments at a Glance” table at the end of this section and in the SAI.

Commercial Paper and Short-Term Corporate Debt	Commercial paper is short-term unsecured promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually sold at a discount and is issued with a maturity of not more than 9 months. Short-term corporate debt that the Fund may purchase includes notes and bonds issued by corporations to finance longer-term credit needs. These debt securities are issued with maturities of more than 9 months. The Account may purchase short-term corporate debt with a remaining maturity of 397 days or less at the time of purchase.

U.S. Government Money Market Securities	These are short-term debt instruments issued or guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States does not back all U.S. Government securities. For example, securities issued by Fannie Mae are supported by that agency’s right to borrow from the U.S. Treasury under certain circumstances. Other U.S. government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.

Credit and Liquidity Enhancements	Enhancements include letters of credit, guarantees, puts and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Credit and liquidity enhancements are designed to enhance the credit quality of an instrument to eligible security status. However, they expose the Fund to the credit risk of the entity providing the credit or liquidity enhancement. Changes in the credit quality of the provider could affect the value of the security and the Fund’s share price.

Put Features	Entitle the holder to put or sell a security back to the issuer or another party who issued the put. Demand features, standby commitments, and tender options are types of put features. In exchange for getting the put, the Fund may accept a lower rate of interest. The Fund evaluates the credit quality of the put provider as well as the issuer, if a different party. The put provider’s creditworthiness affects the credit quality of the investment.

Variable and Floating Rate Securities	Have interest rates that adjust periodically, which may be either at specific intervals or whenever an external benchmark rate changes. Interest-rate adjustments are designed to help maintain a stable price for the security.

Repurchase Agreements	These agreements permit the Account to buy a security at one price and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

Principal Risk Factors

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or “called” by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account’s short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account’s securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account’s investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

Account investments may be unprofitable in a time of sustained high inflation. In addition, the Account’s investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward, than investments in comparable domestic obligations.

Fundamental Investment Policies

The fundamental investment policies of Account MM permit it to:

1.	invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

2.	invest up to 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, Account MM may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;

3.	acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

4.	borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account MM’s assets (including the amount borrowed); and

5.	pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account MM as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account MM’s assets.

The Travelers Timed Growth and Income Stock Account
For Variable Annuities (Account TGIS)

Investment Adviser: TIMCO

Portfolio Managers: Sandip Bhagat

Investment Objective: Long-term accumulation of principal through capital appreciation and retention of net investment income.

Key Investments: Common stock of large U.S. companies.

Selection Process: Account TGIS invests primarily in stocks of large U.S. companies representing a wide range of industries, while maintaining a highly marketable portfolio in order to accommodate cash flows associated with market-timing moves. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account TGIS to mirror the overall risk, sector weightings and growth value style characteristics of the Standard & Poor’s 500 Stock Index (“S&P 500”). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

Additional Investments, Investment Strategies and Techniques: Account TGIS will also use exchange-traded financial futures contracts to facilitate market-timed moves, and as a hedge to protect against changes in stock prices or interest rates. Account TGIS, to a lesser extent, may invest in other securities. These additional investments include, but are not limited to, the following:

    fixed-income securities such as bonds and notes;
    including U.S. Government securities
    covered call options, put options
    foreign securities

For a complete list of all investments available to Account TGIS, please refer to the “Investments at a Glance” table at the end of this section and in the SAI.

Principal Risk Factors: Account TGIS is most subject to equities risk and market-timing risk. For a complete discussion of these and other risks carried by the investments of Account GIS, please refer to the “Investments, Practices and Risks” section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TGIS.

Fundamental Investment Policies

The fundamental investment policies of Account TGIS are the same as Account GIS. (See “Account GIS —Fundamental Investment Policies.”)

The Travelers Timed Short-Term Bond Account
For Variable Annuities (Account TSB)

Investment Adviser: TIMCO

Portfolio Manager: Emil Molinaro, Jr.

Investment Objective: High current income with limited price volatility while maintaining a high degree of liquidity.

Key Investments: High quality fixed-income securities.

Selection Process: The Account normally invests at least 80% of its assets in high quality U.S. dollar denominated instruments (“80% investment policy”). High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. The weighted average maturity of the portfolio is not expected to exceed 9 months. The Account’s manager selects from the following or other similar investments, as described in the “Investments at a Glance” table at the end of this section and in the SAI.

Commercial Paper And Short-Term Corporate Debt	Commercial paper is short-term unsecured promissory notes issued by corporations to finance their short-term credit needs. Commercial Paper is usually sold at a discount and is issued with a maturity of not more than 9 months. Short-term corporate debt that the Fund may purchase includes notes and bonds rated at least AA with final maturities of 18 months or less at time of purchase.

U.S. Government Securities	These are short-term debt instruments issued or guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States does not back all U.S. Government securities. For example, securities issued by Fannie Mae are supported by that agency’s right to borrow from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.

Repurchase Agreements	Permit the Account to buy a security at one price and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

Principal Risk Factors

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or “called” by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account’s short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account’s securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account’s investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

80% Investment Policy

The Account will notify shareholders at least 60 days prior to changing its 80% investment policy.

Fundamental Investment Policies

The fundamental investment policies of Account TSB permit it to:

1.	invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

2.	invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

3.	acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

4.	borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account TSB’s assets (including the amount borrowed); and

5.	pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account TSB as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account TSB’s assets.

The Travelers Timed Aggressive Stock Account
For Variable Annuities (Account TAS)

Investment Adviser: TIMCO

Portfolio Manager: Sandip Bhagat

Investment Objective: Growth of capital

Key Investments: Common stock of mid-size U.S. companies

Selection Process: In selecting investments for the portfolio, TIMCO identifies stocks which appear to be undervalued. A computer model reviews over one thousand stocks using fundamental and technical criteria such as price relative to book value, earnings growth and momentum, and the change in price relative to a broad composite stock index.

Computer-aided analysis may also be used to match certain characteristics of the portfolio, such as industry sector representation, to the characteristics of a market index, or to impose a tilt toward certain attributes. Account TAS currently focuses on mid-sized domestic companies with market capitalizations that fall between $500 million and $10 billion.

Additional Investments, Investment Strategies and Techniques: Account TAS may invest in smaller or larger companies without limitation. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

    convertible securities
    rights and warrants
    foreign securities
    illiquid securities
    money market instruments
    call or put options

In addition, Account TAS will use exchange-traded futures contracts to facilitate market-timed moves. For a complete list of all investments available to Account TAS, please refer to the “Investments at a Glance” table at the end of this section and in the SAI.

Principal Risk Factors: Account TAS is most subject to equities risk, including smaller companies risk, and market-timing risk. For a complete discussion of these types of risk as well as other risks carried by the investments of Account TAS, please refer to the “Investments, Practices and Risks” Section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TAS.

Fundamental Investment Policies

The fundamental investment policies of Account TAS permit it to:

1.	invest up to 5% of its assets in the securities of any one issuer;

2.	borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

3.	pledge up to 10% of its assets to secure borrowings;

4.	invest up to 25% of its assets in the securities of issuers in the same industry; and

5.	invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.

Investments at a Glance

Each Account invests in various instruments subject to its particular investment policies. The Accounts invest in some or all of the following, as indicated below. These techniques and practices are described together with their risks, in the SAI.

Investment Techniques	GIS	MM	QB	TAS	TGIS	TSB
Affiliated Bank Transactions
American Depositary Receipts	X		X	X	X
Asset-Backed Mortgage Securities	X		X	X	X
Bankers Acceptances	X	X	X	X	X	X
Buying Put and Call Options	X			X	X
Certificates of Deposit	X	X	X	X	X	X
Commercial Paper	X	X	X	X	X	X
Convertible Securities	X		X	X
Corporate Asset-Backed Securities	X		X	X	X	X
Debt Securities	X	X	X	X	X	X
Emerging Market Securities
Equity Securities	X		X	X	X
Floating & Variable Rate Instruments	X	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Forward Contracts on Foreign Currency
Futures Contracts	X		X	X	X
Illiquid Securities	X	X	X	X	X	X
Indexed Securities			X		X	X
Index Futures Contracts	X		X	X	X
Investment Company Securities
Investment in Unseasoned Companies	X		X	X	X
Lending Portfolio Securities
Letters of Credit	X		X	X	X
Loan Participations
Money Market Instruments	X	X	X	X	X	X
Options on Foreign Currencies
Options on Index Futures Contracts	X		X	X	X	X
Options on Stock Indices	X				X
Other Direct Indebtedness		X
Real Estate-Related Instruments	X		X	X	X
Repurchase Agreements	X	X	X	X	X	X
Reverse Repurchase Agreements	X		X	X	X
Short Sales “Against the Box”
Short-Term Money Market Instruments	X	X	X	X	X	X
Swap Agreements
Temporary Bank Borrowing	X	X	X	X	X	X
U.S. Government Securities	X	X	X	X	X	X
Variable Amount Master Demand Notes	X	X	X	X	X	X
When-Issued and Delayed Delivery Securities	X		X	X	X
Writing Covered Call Options	X			X	X

Appendix A Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	2001		2000**		1999**		1998**		1997**

	Q	NQ	Q	NQ	Q	NQ	Q	NQ	Q	NQ
Capital Appreciation Fund* (12/87)
Unit Value at beginning of year	7.058	7.319	9.148	9.487	6.033	6.257	3.779	3.920	3.034	3.146
Unit Value at end of year	5.151	5.342	7.058	7.319	9.148	9.487	6.033	6.257	3.779	3.920
Number of units outstanding at end of year (thousands)	127,991	9,604	136,178	12,231	131,075	11,805	104,732	11,574	84,250	9,791

High Yield Bond Trust (1/88)
Unit Value at beginning of year	3.530	3.566	3.539	3.576	3.432	3.468	3.261	3.295	2.833	2.863
Unit Value at end of year	3.818	3.858	3.530	3.566	3.539	3.576	3.432	3.468	3.261	3.295
Number of units outstanding at end of year (thousands)	6,815	906	5,541	763	6,319	898	6,959	1,011	6,673	973

Managed Assets Trust (12/87)
Unit Value at beginning of year	4.890	5.264	5.033	5.417	4.462	4.802	3.720	4.004	3.105	3.342
Unit Value at end of year	4.584	4.934	4.890	5.264	5.033	5.417	4.462	4.802	3.720	4.004
Number of units outstanding at end of year (thousands)	47,163	5,169	50,788	5,690	54,963	6,248	53,900	5,958	53,841	5,164

	1996**		1995**		1994**		1993**		1992**

	Q	NQ	Q	NQ	Q	NQ	Q	NQ	Q	NQ

Capital Appreciation Fund*
Unit Value at beginning of year	2.396	2.485	1.779	1.845	1.892	1.962	1.665	1.727	1.433	1.487
Unit Value at end of year	3.034	3.146	2.396	2.485	1.779	1.845	1.892	1.962	1.665	1.727
Number of units outstanding at end of year (thousands)	64,294	7,828	45,979	4,415	40,160	3,605	30,003	2,825	16,453	1,020

High Yield Bond Trust
Unit Value at beginning of year	2.472	2.498	2.167	2.189	2.222	2.245	1.974	1.994	1.767	1.785
Unit Value at end of year	2.833	2.863	2.472	2.498	2.167	2.189	2.222	2.245	1.976	1.994
Number of units outstanding at end of year (thousands)	5,312	657	4,592	498	4,708	585	5,066	603	4,730	428

Managed Assets Trust
Unit Value at beginning of year	2.763	2.975	2.201	2.369	2.281	2.455	2.111	2.273	2.034	2.189
Unit Value at end of year	3.105	3.342	2.763	2.975	2.201	2.369	2.281	2.455	2.111	2.273
Number of units outstanding at end of year (thousands)	55,055	4,632	57,020	4,114	58,355	4,813	63,538	4,490	65,926	4,120

______________

Q=Qualified

NQ=Nonqualified

The financial statements of Fund U are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

*	Prior to May 1, 1994, the Capital Appreciation Fund was known as the Aggressive Stock Trust.

**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Dreyfus Stock Index Fund (1/92)
Unit Value at beginning of year	3.319	3.704	3.110	2.456	1.870	1.546	1.144	1.148	1.064	1.000
Unit Value at end of year	2.878	3.319	3.704	3.110	2.456	1.870	1.546	1.144	1.148	1.064
Number of units outstanding at end of year	163,758	167,538	168,819	147,531	109,317	66,098	43,247	31,600	26,789	2,089
Alliance Variable Products Series Fund, Inc. (5/01)
Premier Growth Portfolio
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.856	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	849	—	—	—	—	—	—	—	—	—
CitiStreet Funds, Inc (1)
CitiStreet Large Company Stock Fund (6/93) (2)
Unit Value at beginning of year	2.022	2.408	2.445	2.143	1.647	1.354	.990	1.012	1.000	—
Unit Value at end of year	1.683	2.022	2.408	2.445	2.143	1.647	1.354	.990	1.012	—
Number of units outstanding at end of year	199,521	172,084	176,542	187,872	185,895	170,552	137,330	100,082	37,136	—
CitiStreet Small Company Stock Fund (5/93) (3)
Unit Value at beginning of year	2.041	1.877	1.390	1.541	1.460	1.526	1.168	1.079	1.000	—
Unit Value at end of year	2.047	2.041	1.877	1.390	1.541	1.460	1.526	1.168	1.079	—
Number of units outstanding at end of year	100,537	143,473	181,955	187,717	162,146	122,877	103,815	73,838	27,011	—
CitiStreet International Stock Fund (5/93) (4)
Unit Value at beginning of year	2.147	2.364	1.806	1.592	1.534	1.274	1.084	1.180	1.000	—
Unit Value at end of period	1.666	2.147	2.364	1.806	1.592	1.534	1.274	1.084	1.180	—
Number of units outstanding at end of year	157,165	124,882	147,994	161,690	143,959	121,896	70,364	47,096	16,944	—
CitiStreet Diversified Bond Fund (6/93) (5)
Unit Value at beginning of year	1.551	1.398	1.456	1.352	1.221	1.221	.990	1.085	1.000	—
Unit Value at end of year	1.637	1.551	1.398	1.456	1.352	1.221	1.221	.990	1.085	—
Number of units outstanding at end of year	223,601	144,751	163,822	170,067	159,728	137,075	101,376	70,928	25,467	—
Dreyfus Variable Investment Fund
Small Cap Portfolio (5/98)
Unit Value at beginning of year	1.171	1.046	0.860	1.000	—	—	—	—	—	—
Unit Value at end of year	1.085	1.171	1.046	0.860	—	—	—	—	—	—
Number of units outstanding at end of year	38,617	30,293	8,737	4,815	—	—	—	—	—	—

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund (Class 2) (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.929	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	500	—	—	—	—	—	—	—	—	—
Templeton Asset Strategy Fund (Class 1) (1/92)
Unit Value at beginning of year	2.615	2.640	2.176	2.070	1.815	1.546	1.277	1.333	1.070	1.000
Unit Value at end of year	2.331	2.615	2.640	2.176	2.070	1.815	1.546	1.277	1.333	1.070
Number of units outstanding at end of year	67,577	76,625	88,551	105,824	124,603	113,809	107,460	103,407	51,893	13,888
Templeton Global Income Securities Fund (Class 1) (1/92)†
Unit Value at beginning of year	1.399	1.345	1.447	1.367	1.351	1.250	1.101	1.172	1.065	1.000
Unit Value at end of year	1.417	1.399	1.345	1.447	1.367	1.351	1.250	1.101	1.172	1.065
Number of units outstanding at end of year	6,082	6,528	7,676	9,863	10,502	10,260	10,527	10,186	8,014	3,477
Templeton Growth Securities Fund (Class 1) (1/92)
Unit Value at beginning of year	2.990	2.819	2.211	2.211	2.001	1.655	1.338	1.385	1.047	1.000
Unit Value at end of year	2.924	2.990	2.819	2.211	2.211	2.001	1.655	1.338	1.385	1.047
Number of units outstanding at end of year	121,106	132,342	144,148	164,479	180,876	154,614	122,937	101,462	43,847	10,433
Greenwich Street Series Fund
Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.921	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	10,466	—	—	—	—	—	—	—	—	—
Janus Aspen Series
International Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.834	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	768	—	—	—	—	—	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.858	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	860	—	—	—	—	—	—	—	—	—

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Putnam VT Small Cap Value Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	1.090	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	11,978	—	—	—	—	—	—	—	—	—
Salomon Brothers Variable Series Fund Inc.
Capital Fund (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.945	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	11,455	—	—	—	—	—	—	—	—	—
Investors Fund (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.916	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	2,700	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.971	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	508	—	—	—	—	—	—	—	—	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (2/95)
Unit Value at beginning of year	2.810	3.480	2.664	2.091	1.640	1.284	1.000	—	—	—
Unit Value at end of year	2.404	2.810	3.480	2.664	2.091	1.640	1.284	—	—	—
Number of units outstanding at end of year	45,305	45,021	37,608	31,613	19,535	10,809	2,498	—	—	—
Salomon Brothers Global High Yield Portfolio (3/95)†
Unit Value at beginning of year	1.464	1.403	1.446	1.487	1.402	1.195	1.000	—	—	—
Unit Value at end of year	1.539	1.464	1.403	1.446	1.487	1.402	1.195	—	—	—
Number of units outstanding at end of year	298	205	193	240	222	242	162	—	—	—
MFS Total Return Portfolio (2/95)
Unit Value at beginning of year	2.099	1.822	1.798	1.630	1.362	1.205	1.000	—	—	—
Unit Value at end of period	2.073	2.099	1.822	1.798	1.630	1.362	1.205	—	—	—
Number of units outstanding at end of year	31,854	24,307	23,142	22,751	14,655	7,302	2,734	—	—	—
Putnam Diversified Income Portfolio (3/95)†
Unit Value at beginning of year	1.252	1.273	1.275	1.282	1.206	1.128	1.000	—	—	—
Unit Value at end of year	1.289	1.252	1.273	1.275	1.282	1.206	1.128	—	—	—
Number of units outstanding at end of year	5,512	5,639	6,580	7,549	5,171	2,375	774	—	—	—
Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.946	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	11,837	—	—	—	—	—	—	—	—	—

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Smith Barney High Income Portfolio (3/95)*†
Unit Value at beginning of year	1.289	1.419	1.400	1.412	1.256	1.124	1.000	—	—	—
Unit Value at end of year	1.225	1.289	1.419	1.400	1.412	1.256	1.124	—	—	—
Number of units outstanding at end of year	2,667	2,505	2,379	2,256	1,307	553	138	—	—	—
Smith Barney International All Cap Growth Portfolio (2/95)†
Unit Value at beginning of year	1.775	2.332	1.408	1.339	1.321	1.137	1.000	—	—	—
Unit Value at end of year	1.193	1.755	2.332	1.408	1.339	1.321	1.137	—	—	—
Number of units outstanding at end of year	20,768	19,849	11,829	8,376	7,634	5,777	593	—	—	—
Smith Barney Large Cap Value Portfolio (2/95)†
Unit Value at beginning of year	2.207	1.975	1.999	1.843	1.474	1.246	1.000	—	—	—
Unit Value at end of year	2.001	2.207	1.975	1.999	1.843	1.474	1.246	—	—	—
Number of units outstanding at end of year	15,340	12,672	13,365	13,038	10,871	6,133	1,747	—	—	—
Smith Barney Large Capitalization Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.908	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	996	—	—	—	—	—	—	—	—	—
Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (5/98)
Unit Value at beginning of year	1.342	1.165	1.040	1.000	—	—	—	—	—	—
Unit Value at end of year	1.272	1.342	1.165	1.040	—	—	—	—	—	—
Number of units outstanding at end of year	25,260	20,157	2,429	1,388	—	—	—	—	—	—
MFS Mid Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.776	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	2,868	—	—	—	—	—	—	—	—	—
Social Awareness Stock Portfolio (5/92)
Unit Value at beginning of year	3.195	3.251	2.842	2.176	1.731	1.461	1.109	1.153	1.086	1.000
Unit Value at end of year	2.661	3.195	3.251	2.842	2.176	1.731	1.461	1.109	1.153	1.086
Number of units outstanding at end of year	17,250	17,315	17,999	13,305	9,539	6,355	4,841	3,499	2,920	1,332
U.S. Government Securities Portfolio (1/92)
Unit Value at beginning of year	1.714	1.517	1.602	1.472	1.323	1.321	1.074	1.153	1.066	1.000
Unit Value at end of year	1.791	1.714	1.517	1.602	1.472	1.323	1.321	1.074	1.153	1.066
Number of units outstanding at end of year	31,716	24,810	27,101	36,339	22,809	19,054	21,339	22,709	22,142	8,566

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Utilities Portfolio (2/94)
Unit Value at beginning of year	2.384	1.943	1.969	1.686	1.363	1.284	1.005	1.000	—	—
Unit Value at end of year	1.813	2.384	1.943	1.969	1.686	1.363	1.284	1.005	—	—
Number of units outstanding at end of year	16,847	16,839	15,035	16,378	12,539	13,258	11,918	5,740	—	—
Variable Insurance Products Fund (Fidelity)
Equity-Income Portfolio (7/93)
Unit Value at beginning of year	2.626	2.452	2.335	2.118	1.674	1.484	1.112	—	—	—
Unit Value at end of year	2.464	2.626	2.452	2.335	2.118	1.674	1.484	—	—	—
Number of units outstanding at end of year	163,018	174,162	216,708	243,964	237,050	205,636	153,463	—	—	—
Growth Portfolio (1/92)
Unit Value at beginning of year	3.619	4.117	3.033	2.201	1.805	1.594	1.192	—	—	—
Unit Value at end of year	2.943	3.619	4.117	3.033	2.201	1.805	1.594	—	—	—
Number of units outstanding at end of year	261,476	285,711	301,815	295,980	289,002	274,892	229,299	—	—	—
High Income Portfolio (2/92)
Unit Value at beginning of year	1.585	2.071	1.939	2.052	1.766	1.568	1.316	—	—	—
Unit Value at end of year	1.382	1.585	2.071	1.939	2.052	1.766	1.568	—	—	—
Number of units outstanding at end of year	30,292	35,414	43,922	49,347	48,895	40,309	32,601	—	—	—
Variable Insurance Products Fund II (Fidelity) (1/92)
Asset Manager Portfolio
Unit Value at beginning of year	2.223	2.343	2.135	1.879	1.577	1.394	1.207	1.301	1.088	1.000
Unit Value at end of year	2.105	2.223	2.343	2.135	1.879	1.577	1.394	1.207	1.301	1.088
Number of units outstanding at end of year	145,905	162,774	193,549	226,655	240,064	249,050	270,795	282,474	162,413	30,207
Variable Insurance Products Fund III (Fidelity)
Mid Cap Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	1.029	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	1,515	—	—	—	—	—	—	—	—	—

______________

(1)	Formerly, American Odyssey Funds, Inc.

(2)	Formerly, American Odyssey Core Equity Fund.

(3)	Formerly, American Odyssey Emerging Opportunities Fund

(4)	Formerly, American Odyssey International Equity Fund.

(5)	Formerly, American Odyssey Long-Term Bond Fund. Coinciding with the name change in 2001, American Odyssey Global High Yield Bond Fund and American Odyssey Intermediate-Term Bond Fund merged into Long-Term Bond Fund.

†	No longer available to new Contract Owners.

††	Fund is closed.

**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Date next to each fund’s name reflects date money first came into the fund through the Separate Account. Funds not listed were not yet available as of December 31, 2001. The financial statements of Fund U and the consolidated financial statements of The Travelers Insurance Company are contained in the SAI.

Condensed Financial Information

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation and Annuity Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Growth and Income Stock Account (Account GIS) for Variable Annuities Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account GIS's Annual Report, which is incorporated by reference into the Statement of Additional Information.

Contracts issued on or after May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.254	.232	.256	.234	.228	.212	.205	.189	.184	.188
Operating expenses	.343	.416	.385	.303	.228	.175	.140	.115	.106	.098

Net investment income (loss)	(.089)	(.184)	(.129)	(.069)	.000	.037	.065	.074	.078	.090
Unit Value at beginning of year	20.498	23.436	19.253	14.955	11.371	9.369	6.917	7.007	6.507	6.447
Net realized and change in unrealized gains (losses)	(3.164)	(2.754)	4.312	4.367	3.584	1.965	2.387	(.164)	.422	(.030)

Unit Value at end of year	17,245	20.498	23.436	19.253	14.955	11.371	9.369	6.917	7.007	6.507

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	(3.25)	(2.94)	4.18	4.30	3.58	2.00	2.45	(.09)	.50	.06
Ratio of operating expenses to average net assets	1.88%	1.85%	1.85%	1.81%	1.70%	1.70%	1.70%	1.65%	1.57%	1.58%
Ratio of net investment income (loss) to average net assets	(.49)%	(.82)%	(.62)%	(.41)%	.00%	.36%	.79%	1.05%	1.15%	1.43%
Number of units outstanding at end of year (thousands)	27,482	29,879	32,648	32,051	29,545	27,578	26,688	26,692	28,497	29,661
Portfolio turnover rate	32%	52%	47%	50%	64%	85%	96%	103%	81%	189%
Contracts issued prior to May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.266	.242	.267	.243	.233	.216	.208	.192	.189	.192
Operating expenses	.311	.376	.347	.272	.201	.154	.123	.100	.092	.085

Net investment income (loss)	(.045)	(.134)	(.080)	(.029)	.032	.062	.085	.092	.097	.107
Unit Value at beginning of year	21.418	24.427	20.017	15.510	11.763	9.668	7.120	7.194	6.664	6.587
Net realized and change in unrealized gains (losses)	(3.309)	(2.875)	4.490	4.536	3.715	2.033	2.463	(.166)	.433	(.030)

Unit Value at end of year	18.064	21.418	24.427	20.017	15.510	11.763	9.668	7.120	7.194	6.664

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	(3.35)	(3.01)	4.41	4.51	3.75	2.10	2.55	(.07)	.53	.08
Ratio of operating expenses to average net assets	1.63%	1.60%	1.60%	1.56%	1.45%	1.45%	1.45%	1.41%	1.33%	1.33%
Ratio of net investment income (loss) to average net assets	(.24)%	(.57)%	(.37)%	(.16)%	.24%	.60%	1.02%	1.30%	1.40%	1.67%
Number of units outstanding at end of year (thousands)	10,073	11,413	12,646	13,894	15,194	16,554	17,896	19,557	21,841	22,516
Portfolio turnover rate	32%	52%	47%	50%	64%	85%	96%	103%	81%	189%
**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation and Annuity Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Quality Bond Account for Variable Annuities (Account QB) Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account QB's Annual Report, which is incorporated by reference into the Statement of Additional Information.

Contracts issued on or after May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.402	.427	.378	.350	.342	.368	.319	.310	.299	.311
Operating expenses	.101	.092	.091	.088	.082	.078	.073	.069	.067	.061

Net investment income	.301	.335	.287	.262	.260	.290	.246	.241	.232	.250
Unit Value at beginning of year	6.063	5.810	5.765	5.393	5.060	4.894	4.274	4.381	4.052	3.799
Net realized and change in unrealized gains (losses)	(.055)	(.082)	(.242)	.110	.073	(.124)	.374	(.348)	.097	.003

Unit Value at end of year	6.309	6.063	5.810	5.765	5.393	5.060	4.894	4.274	4.381	4.052

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	.25	.25	.04	.37	.33	.17	.62	(.11)	.33	.25
Ratio of operating expenses to average net assets	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.58%
Ratio of net investment income to average net assets	4.74%	5.69%	4.97%	4.71%	5.00%	5.87%	5.29%	5.62%	5.41%	6.38%
Number of units outstanding at end of year (thousands)	15,107	14,045	17,412	21,251	21,521	24,804	27,066	27,033	28,472	20,250
Portfolio turnover rate	166%	105%	340%	438%	196%	176%	138%	27%	24%	23%
Contracts issued prior to May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.421	.446	.393	.363	.353	.379	.328	.318	.306	.317
Operating expenses	.089	.081	.080	.076	.071	.067	.063	.059	.058	.050

Net investment income	.332	.365	.313	.287	.282	.312	.265	.259	.248	.267
Unit Value at beginning of year	6.335	6.055	5.994	5.593	5.234	5.050	4.400	4.498	4.150	3.880
Net realized and change in unrealized gains (losses)	(.059)	(.085)	(.252)	.114	.077	(.128)	.385	(.357)	.100	.003

Unit Value at end of year	6.608	6.335	6.055	5.994	5.593	5.234	5.050	4.400	4.498	4.150

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	.27	.28	.06	.40	.36	.18	.65	(.10)	.35	.27
Ratio of operating expenses to average net assets	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets	4.99%	5.93%	5.22%	4.96%	5.25%	6.12%	5.54%	5.87%	5.66%	6.61%
Number of units outstanding at end of year (thousands)	5,116	5,491	6,224	6,880	7,683	8,549	9,325	10,694	12,489	13,416
Portfolio turnover rate	166%	105%	340%	438%	196%	176%	138%	27%	24%	23%

**	For this time period, “Number of units outstanding at end of period” may include annuity units.

Condensed Financial Information

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation and Annuity Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Money Market Account for Variable Annuities (Account MM) Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account MM's Annual Report, which is incorporated by reference into the Statement of Additional Information.

Contracts issued on or after May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.114	.167	.130	.133	.128	.121	.127	.087	.065	.077
Operating expenses	.042	.041	.039	.038	.036	.035	.034	.032	.031	.031

Net investment income	.072	.126	.091	.095	.092	.086	.093	.055	.034	.046
Unit Value at beginning of year	2.667	2.541	2.450	2.355	2.263	2.177	2.084	2.029	1.995	1.949

Unit Value at end of year	2.739	2.667	2.541	2.450	2.355	2.263	2.177	2.084	2.029	1.995

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase in unit value	.07	.13	.09	.10	.09	.09	.09	.06	.03	.05
Ratio of operating expenses to average net assets	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Ratio of net investment income to average net assets	2.64%	4.84%	3.62%	3.95%	4.02%	3.84%	4.36%	2.72%	1.68%	2.33%
Number of units outstanding at end of year (thousands)	63,336	55,477	70,545	41,570	36,134	38,044	35,721	39,675	34,227	42,115
Contracts issued prior to May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.120	.174	.135	.138	.134	.125	.130	.091	.067	.079
Operating expenses	.037	.037	.034	.033	.032	.030	.030	.028	.027	.027

Net investment income	.083	.137	.101	.105	.102	.095	.100	.063	.040	.052
Unit Value at beginning of year	2.786	2.649	2.548	2.443	2.341	2.246	2.146	2.083	2.043	1.991

Unit Value at end of year	2.869	2.786	2.649	2.548	2.443	2.341	2.246	2.146	2.083	2.043

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase in unit value	.08	.14	.10	.11	.10	.10	.10	.06	.04	.05
Ratio of operating expenses to average net assets	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets	2.89%	5.09%	3.87%	4.20%	4.27%	4.10%	4.61%	2.98%	1.93%	2.58%
Number of units outstanding at end of year (thousands)	25	70	80	91	105	112	206	206	218	227

______________

*	On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account MM.

**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation Unit outstanding throughout each period (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Timed Growth and Income Stock Account (Account TGIS) for Variable Annuities Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TGIS's Annual Report, which is incorporated by reference into the Statement of Additional Information.

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.064	.094	.076	.064	.075	.061	.083	.064	.043	.046
Operating expenses	.117	.145	.136	.110	.090	.069	.057	.041	.042	.045

Net investment income (loss)	(.053)	(.051)	(.060)	(.046)	(.015)	(.008)	.026	.023	.001	.001
Unit Value at beginning of year	4.679	5.394	4.468	3.526	2.717	2.263	1.695	1.776	1.689	1.643
Net realized and change in unrealized gains (losses)	.712	(.664)	.986	.988	.824	.462	.542	(.104)	0.086	0.045

Unit Value at end of year	3.914	4.679	5.394	4.468	3,526	2.717	2.263	1.695	1.776	1.689

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	(.77)	(.72)	.93	.94	.81	.45	.57	(.08)	.09	.05
Ratio of operating expenses to average net assets*	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%
Ratio of net investment income (loss) to average net assets*	1.30%	(.98)%	(1.25)%	(1.16)%	(.45)%	(.34)%	1.37%	1.58%	0.08%	0.78%
Number of units outstanding at end of year (thousands)	38,818	27,691	26,010	25,192	60,312	68,111	105,044	29,692	—	217,428
Portfolio turnover rate	59%	59%	51%	81%	63%	81%	79%	19%	70%	119%

______________

*	Annualized.

**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES*
Per Unit Data for an Accumulation Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Timed Short-Term Bond Account for Variable Annuities (Account TSB) Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TSB's Annual Report, which is incorporated by reference into the Statement of Additional Information.

	2001	2000#	1999#	1998#	1997#	1996#	1995#	1994#	1993#	1992#

SELECTED PER UNIT DATA
Total investment income	.065	.096	.076	.078	.077	.057	.074	.055	.041	.054
Operating expenses	.044	.042	.041	.040	.039	.030	.035	.036	.037	.041

Net investment income (loss)	.021	.054	.035	.038	0.38	.027	.039	.019	.004	.013
Unit Value at beginning of year	1.527	1.473	1.437	1.399	1.361	1.333	1.292	1.275	1.271	1.258
Net realized and change in unrealized gains (losses)***	.001	—	.001	.000	.000	.001	.002	(.002)	—	—

Unit Value at end of year	1.549	1.527	1.473	1.437	1.399	1.361	1.333	1.292	1.275	1.271

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	.02	.05	.04	.04	.04	.03	.04	.02	—	—
Ratio of operating expenses to average net assets****	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%
Ratio of net investment income to average net assets*	1.37%	3.61%	2.38%	2.71%	2.77%	2.47%	3.17%	1.45%	.39%	1.12%
Number of units outstanding at end of year (thousands)	23,384	75,112	109,666	137,067	47,262	54,565	—	216,713	353,374	173,359

______________

     *   Prior to May 1, 1994, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

     **   Effective May 2, 1994, Account TSB was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

     ***   Annualized.

  #   For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Timed Aggressive Stock Account for Variable Annuities (Account TAS) Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TAS's Annual Report, which is incorporated by reference into the Statement of Additional Information.

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.063	.084	.052	.056	.063	.041	.042	.036	.037	.041
Operating expenses	.134	.135	.110	.098	.085	.069	.057	.049	.048	.043

Net investment income (loss)	(.071)	(.051)	(.058)	(.042)	(.022)	(.028)	(.015)	(.013)	(.011)	(.002)
Unit Value at beginning of year	4.986	4.371	3.907	3.389	2.623	2.253	1.706	1.838	1.624	1.495
Net realized and change in unrealized gains (losses)	(.185)	.666	522.560		.788	.398	.562	(.119)	.225	.131

Unit Value at end of year	4.730	4.986	4.371	3.907	3.389	2.623	2.253	1.706	1.838	1.624

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	(.26)	.61	.46	.52	.77	.37	.55	(.13)	.21	(.13)
Ratio of operating expenses to average net assets*	2.85%	2.85%	2.85%	2.85%	2.85%	2.84%	2.83%	2.80%	2.82%	2.93%
Ratio of net investment income to (loss) average net assets*	(1.53)%	(1.06)%	(1.49)%	(1.21)%	(.76)%	(1.13)%	(.74)%	(.72)%	(.80)%	(.12)%
Number of units outstanding at end of year (thousands)	19,061	13,923	15,180	16,452	25,865	30,167	45,575	25,109	43,059	20,225
Portfolio turnover rate	49%	106%	85%	113%	92%	98%	113%	142%	71%	269%

______________

*	Annualized.

**	For this time period, “Number of units outstanding at end of year” may include annuity units.

APPENDIX B

THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the Separate Account or any other separate account sponsored by the Company or its affiliates. In the Contract, we refer to this account as the “flexible annuity account.”

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner’s cash value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account cash value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under “Charges and Deductions” in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein, is not registered under, or subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as the Company prospectively declares from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3.5% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3.5% per year will be determined in our sole discretion. You assume the risk that interest credit to the Fixed Account may not exceed the minimum guarantee of 3.5% for any given year.

Transfers

Under nonqualified contracts, you may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. The transfers are limited to an amount of up to 10% of the Fixed Account value on the semiannual contract date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program or to transfers under qualified contracts.) We reserve the right to waive this restriction.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

B-1

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APPENDIX C

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

Description of The Travelers Insurance Company and The Separate Accounts
The Insurance Company
The Separate Accounts
Investment Objectives, Policies and Risks
Description of Certain Types of Investments and Investment Techniques Available to the Separate Accounts
Investment Restrictions
The Travelers Growth and Income Stock Account For Variable Annuities
The Travelers Timed Growth and Income Stock Account for Variable Annuities
The Travelers Timed Aggressive Stock Account for Variable Annuities
The Travelers Quality Bond Account for Variable Annuities
The Travelers Money Market Account for Variable Annuities
The Travelers Timed Short-Term Bond Account for Variable Annuities
Investment Management and Advisory Services
Advisory Fees
TIMCO
TAMIC
Code of Ethics
Valuation of Assets
Net Investment Factor
Federal Tax Considerations
Performance Information
The Board of Managers
Administrative Services
Distribution and Principal Underwriting Agreement
Securities Custodian
Independent Accountants
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 (Form No. L-11165S) are available without charge. To request a copy, please clip this coupon on the dotted line, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030.

Name:
Address:

C-1

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L-11165 .	May 1, 2002

================================================================================
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
================================================================================

                        GROUP VARIABLE ANNUITY CONTRACTS

                                    issued by

                         THE TRAVELERS INSURANCE COMPANY

                  One Tower Square, Hartford, Connecticut 06183
                             Telephone: 800-842-9368

         The group Variable Annuities described in this Prospectus are available only for use in connection with: (1) pension and profit-sharing  plans qualified under Section 401(a) or Section 403(a) of the Internal  Revenue Code of 1986, as
amended  (the  "Code"),  and  (2)  annuity  purchase  plans  adopted  by  public educational  organizations  and  certain  tax exempt  organizations  pursuant to
Section 403(b) of the Code.

         The Travelers  Growth and Income Stock  Account for Variable  Annuities
(Account  GIS)  seeks  long-term   accumulation  of  principal  through  capital
appreciation and retention of net investment  income by investing in a portfolio of equity securities, mainly common stocks.

         This Prospectus sets forth concisely the information  about Account GIS that you should know before  investing.  Please read it and retain it for future reference.  Additional information about Account GIS is contained in a Statement of  Additional  Information  ("SAI") dated May 1, 2002 which has been filed with the Securities and Exchange  Commission ("SEC") and is incorporated by reference into this Prospectus. A copy may be obtained,  without charge, by writing to The
Travelers  Insurance  Company,  Annuity  Services,  One Tower Square,  Hartford,
Connecticut  06183-5030,  Attention:  Manager, or by calling  800-842-9368.  The
Table of Contents of the SAI appears in the Appendix of this Prospectus.

NEITHER  THE  SECURITIES  AND  EXCHANGE  COMMISSION  NOR  ANY  STATE  SECURITIES
COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY  REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE  ANNUITY  CONTRACTS ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT
AGENCY.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2002

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT

                                       i

                                       ii

                            GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION  UNIT:  the basic measure used to determine the value of a Variable
Annuity before Annuity Payments begin.

ANNUITANT: the person on whose life the Variable Annuity is issued.

ANNUITY  COMMENCEMENT  DATE: the date on which a Participant's  Annuity Payments are to begin under the terms of the plan.

ANNUITY PAYMENTS:  a series of payments for life; for life with either a minimum number of payments or a determinable  sum assured;  or for the joint lifetime of the  Annuitant  and another  person and  thereafter  during the  lifetime of the survivor.

ANNUITY  UNIT:  the basic measure used to determine the dollar amount of Annuity
Payments.

BOARD OF MANAGERS:  the persons directing the investment and administration of a managed Separate Account.

COMPANY: The Travelers Insurance Company. Also referred to as "us" or "we."

COMPANY'S HOME OFFICE: the principal offices of The Travelers  Insurance Company located at One Tower Square, Hartford, Connecticut.

CONTRACT  DATE:  the date on which the contract,  benefits and provisions of the contract become effective.

CONTRACT YEARS: annual periods computed from the Contract Date.

CONTRIBUTIONS:  amounts  paid to the  Company  by or on behalf of a  Participant pursuant to the Plan.

FIXED DOLLAR  ANNUITY:  an annuity  providing  for  payments  which remain fixed throughout the payment period and which do not vary with investment experience.

MINIMUM DEATH BENEFIT:  the minimum amount payable on the death of a Participant before Annuity Payments have begun.

NET  CONTRIBUTIONS:  the amount applied to the purchase of  Accumulation  Units, which is equal to the contributions less deductions for sales and administrative expenses, minimum death benefits and applicable premium taxes.

OWNER:  the entity to which the master  group  contract  is issued,  usually the employer.

PARTICIPANT:  a person  having an  interest in The  Travelers  Growth and Income
Stock Account for Variable  Annuities by reason of contributions  made by him or on his behalf, but who has not begun to receive Annuity Payments.

PLAN:  a  retirement  plan under which the  Variable  Annuity  contract has been issued.

SEPARATE ACCOUNT:  assets set aside by the Company, the investment experience of which is kept  separate  from that of other assets of the Company;  for example,
The Travelers Growth and Income Stock Account for Variable Annuities.

SURRENDER VALUE: the amount payable to a Participant upon the termination, other than by death, of his participation in the Plan.

VALUATION  DATE:  generally,  a day on which the Separate  Account is valued.  A valuation  date is any day on which  the New  York  Stock  Exchange  is open for trading. The value of Accumulation Units and Annuity Units will be determined as of the close of trading on the New York Stock Exchange.

                                      iii

VALUATION  PERIOD:  the  period  between  the close of  business  on  successive
Valuation Dates.

VARIABLE  ANNUITY:  an annuity which provides for  accumulation  and for Annuity
Payments which vary in amount in accordance with the investment  experience of a
Separate Account.

THERE ARE ELIGIBILITY  REQUIREMENTS FOR PURCHASERS  DESCRIBED  ELSEWHERE IN THIS
PROSPECTUS.  THIS  PROSPECTUS  DOES NOT CONSTITUTE A SOLICITATION OF AN OFFER TO
ACQUIRE ANY INTEREST OR PARTICIPATION IN THE VARIABLE ANNUITY  DESCRIBED IN THIS
PROSPECTUS TO ANY PERSON WHO IS INELIGIBLE FOR PURCHASE.

                                       iv

                                     SUMMARY

INTRODUCTION

     The  Travelers  Growth and Income  Stock  Account  for  Variable  Annuities
(Account GIS) is registered  with the SEC as a diversified  open-end  management investment  company  under the  Investment  Company Act of 1940, as amended (the
"1940 Act"). The basic  investment  objective of Account GIS is the selection of investments  with a concern  primarily for long-term  accumulation  of principal through capital  appreciation and retention of net investment income. The assets of Account  GIS will be invested in a  portfolio  of equity  securities,  mainly stocks (See "Investment Objective.")

RISK FACTORS

     While the Company is obligated to make Annuity  Payments under the contract regardless  of  longevity,  the amount of these  payments  is not  assured.  The
Annuity  Payments will reflect the  performance  of Account GIS over the life of the  Participant,  both prior to the  commencement of Annuity Payments and while
Annuity  Payments are being made. The value of the  investments  held in Account
GIS fluctuates and is subject to risks of changing  economic  conditions as well as to the risks  inherent  in  management's  ability  to  anticipate  changes in investments  necessary  to meet  changes  in  economic  conditions.  There is no assurance  that the value of a  Participant's  account during the years prior to the  commencement  of Annuity  Payments or the  aggregate  amount of the Annuity
Payments  received by him will equal or exceed the  Contributions  made by or on behalf of such Participant.

INVESTMENT ADVISORY SERVICES

     Travelers Asset Management  International  Company LLC ("TAMIC")  furnishes investment  management  and  advisory  services to Account GIS  according to the terms of a written  agreement.  (See  "Management.")  TAMIC  receives  an amount equivalent  on an annual  basis to a maximum  of 0.65% of the  aggregate  of the average daily net assets of Account GIS, grading down to 0.40%.

     The Travelers Investment  Management Company ("TIMCO") furnishes investment management and sub-advisory  services to Account GIS according to the terms of a written  agreement.  TIMCO  receives an amount  equivalent on an annual basis to
0.45% of the average  daily net assets of Account  GIS,  grading  down to 0.20%.
(See "Investment Advisory and Sub-Advisory Fees.") The contracts will be sold by life insurance sales  representatives of the Company or certain other registered broker-dealers. (See "Distribution of Variable Annuity Contracts.")

CHARGES AND DEDUCTIONS

     Deductions  totaling 4% of the Contributions  received (4.17% of the amount invested) are made from each Contribution for sales expenses (3.25%) and minimum death  benefits  (0.75%).  The deduction for sales  expenses  may,  however,  be decreased by the  application of experience  rating credits in the discretion of the  Company;  no such  credits  have been  applied to date with  respect to the
Variable Annuity contracts described herein.

     A deduction  of 1.0017% on an annual  basis will be made on each  Valuation
Date for mortality and expense risks assumed by the Company. (See "Mortality and
Expense Risks.")

     Premium taxes may apply to annuities in a few states. These taxes currently range from 0.5% to 5.0%,  depending upon  jurisdiction.  The Company will deduct any applicable premium tax from the Contract Value, either upon death, surrender or annuitization, or at the time Purchase Payments are made to the Contract, but no earlier  than when the Company  has a tax  liability  under  state law.  (See
"Premium Tax.")

CONTRIBUTIONS

     Maximum  and  minimum  Contributions  which  may be made on  behalf  of any
Participant  are set forth by the terms of each employer's plan and the Variable
Annuity contract.

                                       v

WITHDRAWALS

     A contract may be  surrendered  (redeemed)  for cash,  in whole or in part, prior to the commencement of Annuity Payments. (See "Termination (Redemption).")
For 403(b) plan participants,  partial and full withdrawals  (surrenders) may be subject to restrictions. (See "Section 403(b) Plans and Arrangements.")

ANNUITY PAYMENTS

     At a Participant's  Annuity Commencement Date (usually at retirement),  the contract provides  lifetime Annuity  Payments,  as well as other types of payout plans. (See "Annuity Options.")

DEATH BENEFIT

     In the event of a  Participant's  death prior to the  Annuity  Commencement
Date,  a minimum  death  benefit may be  provided.  (See "Death  Benefit  During
Accumulation Period (Minimum Death Benefit).")

                                    vi

                                    FEE TABLE

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

CONTRACT OWNER TRANSACTION EXPENSES

    Sales Load Imposed on Purchases (as a percentage of contributions) .   3.25%

     Charge for Minimum Death Benefit Guarantee
     (as a percentage of contributions) ................................   0.75%

ANNUAL EXPENSES (as a percentage of average net assets)

     Mortality  and Expense  Risk Fees .................................   1.00%

     Management  Fees ..................................................   0.60%

    TOTAL ANNUAL  EXPENSES .............................................   1.60%

EXAMPLE

THE  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST  OR  FUTURE
EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

If you surrender  your contract at the end of the applicable  period,  you would have paid the following  expenses on a $1,000  investment,  assuming a 5% annual return on assets, after:

                             1 year              $  62
                             3 years             $  90
                             5 years             $ 120
                             10 years            $ 157

     The purpose of the Fee Table is to assist Contract Owners in  understanding the  various  costs and  expenses  that a Contract  Owner will bear  directly or indirectly.  For more complete  descriptions  of the various costs and expenses, including  possible  waivers of these  expenses,  see "Charges and  Deductions."
Expenses shown do not include premium taxes, which may be applicable.

                                      vii

                         CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
               PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                 OUTSTANDING THROUGHOUT EACH YEAR (IN DOLLARS)

     The  following  information  on per unit data and  significant  ratios  and additional  data for the three  fiscal  years ended  December  31, 2001 has been audited by KPMG LLP,  independent  certified  public  accountants,  whose report thereon appears in The Travelers  Growth and Income Stock Account  (Account GIS)
for Variable  Annuities  Annual Report as of December 31, 2001 and for the years ended December 31, 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December
31, 1998 has been audited by other independent accountants.  The information set out below  should  be read in  conjunction  with the  financial  statements  and related  notes  that also  appear  in  Account  GIS's  Annual  Report,  which is incorporated by reference into the Statement of Additional Information.

CONTRACTS ISSUED ON OR AFTER MAY 16,
1983                                                2001       2000**      1999**      1998**      1997**      1996**      1995**
----------------------------------------        ----------  ----------  ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................      .254        .232        .256        .234        .228        .212        .205
   Operating expenses.........................      .343        .416        .385        .303        .228        .175        .140
                                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Net investment income (loss)..................      (.089)     (.184)      (.129)      (.069)       .000        .037        .065
   Unit Value at beginning of year............     20.498     23.436      19.253      14.955      11.371       9.369       6.917
   Net realized and change in unrealized
     gains (losses)...........................    (3.164)     (2.754)      4.312       4.367       3.584       1.965       2.387
                                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Unit Value at end of year.....................    17,245      20.498      23.436      19.253      14.955      11.371       9.369
                                                =========  ==========  ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA

   Net increase (decrease) in unit value......     (3.25)      (2.94)       4.18        4.30        3.58        2.00        2.45
   Ratio of operating expenses to average net
     assets...................................      1.88%       1.85%       1.85        1.81%       1.70%       1.70%       1.70%
   Ratio of net investment income (loss) to
     average net assets.......................     (.49)%       (.82)%      (.62)       (.41)%       .00%        .36%        .79%
   Number of units outstanding at end of year
     (thousands)..............................    27,482      29,879      32,648      32,051      29,545      27,578      26,688
   Portfolio turnover rate....................        32%         52%         47%         50%         64%         85%         96%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983              2001      2000**      1999**      1998**      1997**      1996**      1995**
--------------------------------------          ---------  ----------  ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA

   Total investment income....................      .266        .242        .267        .243        .233        .216        .208
   Operating expenses.........................      .311        .376        .347        .272        .201        .154        .123
                                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
   Net investment income (loss)...............     (.045)      (.134)      (.080)      (.029)       .032        .062        .085
-----------------------------------------------
   Unit Value at beginning of year............    21.418      24.427      20.017      15.510      11.763       9.668       7.120
   Net realized and change in unrealized
     gains (losses)...........................    (3.309)     (2.875)      4.490       4.536       3.715       2.033       2.463
                                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
   Unit Value at end of year..................    18.064      21.418      24.427      20.017      15.510      11.763       9.668
                                                =========  ==========  ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA

   Net increase (decrease) in unit value......     (3.35)      (3.01)       4.41        4.51        3.75        2.10        2.55
   Ratio of operating expenses to average net
     assets...................................      1.63%       1.60%       1.60%       1.56%       1.45%       1.45%       1.45%
   Ratio of net investment income (loss) to
     average net assets.......................     (.24)%       (.57)%      (.37)%      (.16)%       .24%        .60%       1.02%
   Number of units outstanding at end of year
     (thousands)..............................     10,073     11,413      12,646      13,894      15,194      16,554      17,896
   Portfolio turnover rate....................        32%         52%         47%         50%         64%         85%         96%

   1994**      1993**      1992**
----------  ----------  ----------

    .189        .184        .188
    .115        .106        .098
---------  ----------  ----------
    .074        .078        .090
   7.007       6.507       6.447

   (.164)       .422       (.030)
---------  ----------  ----------
   6.917       7.007       6.507
=========  ==========  ==========

    (.09)        .50         .06

    1.65%       1.57%       1.58%

    1.05%       1.15%       1.43%

  26,692      28,497      29,661
     103%         81%        189%

  1994**      1993**      1992**
---------  ----------  ----------

    .192        .189        .192
    .100        .092        .085
---------  ----------  ----------
    .092        .097        .107

   7.194       6.664       6.587

   (.166)       .433       (.030)
---------  ----------  ----------
   7.120       7.194       6.664
=========  ==========  ==========

    (.07)        .53         .08

    1.41%       1.33%       1.33%

    1.30%       1.40%       1.67%

  19,557      21,841      22,516
     103%         81%        189%

** For this  time  period,  "Number  of units  outstanding  at end of year"  may include annuity units.

                                      C-1

              DESCRIPTION OF THE TRAVELERS AND THE SEPARATE ACCOUNT

THE INSURANCE COMPANY

     The Travelers  Insurance  Company (the  "Company"  "us" or "we") is a stock insurance company  chartered in 1864 in Connecticut and continuously  engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United  States,  the District of Columbia,  Puerto
Rico, Guam, the U.S. and British Virgin Islands,  and the Bahamas. The Company's
Home Office is located at One Tower Square, Hartford, Connecticut 06183.

     The Company is indirectly  owned by a wholly owned  subsidiary of Citigroup
Inc.  Citigroup  Inc.  consists  of  businesses  that  produce a broad  range of financial  services,  including asset management,  banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading.
Among its  businesses  are  Citibank,  Commercial  Credit,  Primerica  Financial
Services,  Salomon Smith  Barney,  Salomon  Smith Barney Asset  Management,  and
Travelers Property Casualty.

THE SEPARATE ACCOUNT

         Account GIS, the Separate Account  available under the Variable Annuity contract  described  in this  Prospectus,  meets the  definition  of a  separate account under the federal  securities  laws, and will comply with the provisions of the 1940 Act. Additionally,  the operations of Account GIS are subject to the provisions  of  Section  38a-433  of  the  Connecticut  General  Statutes  which authorizes the Connecticut Insurance Commissioner to adopt regulations under it.
The Section  contains no  restrictions  on  investments  of Account GIS, and the
Commissioner  has adopted no  regulations  under the Section that affect Account
GIS.

         Account GIS was established on September 22, 1967. Although an integral part of the Company,  Account GIS is registered  with the SEC as a  diversified, open-end management investment company under the 1940 Act. The assets of Account
GIS are invested  directly in securities (such as stocks,  bonds or money market instruments)  which  are  compatible  with its  stated  investment  policy.  The fundamental investment policies of Account GIS are described in this Prospectus.
Neither the investment objectives nor the fundamental  investment policies of an
Account can be changed  without a vote of a majority of the  outstanding  voting securities of the Account, as defined in the 1940 Act.

GENERAL

     Under  Connecticut law, the assets of the Separate Account will be held for the  exclusive  benefit of the owners of, and the  persons  entitled  to payment under, the Variable Annuity  Contracts  offered by this Prospectus and under all other contracts  which provide for accumulated  values or dollar amount payments to  reflect  investment  results  of the  Separate  Account.  The  assets in the
Separate  Account are not chargeable with  liabilities  arising out of any other business  which the Company  may  conduct.  The  obligations  arising  under the
Variable Annuity contracts are obligations of the Company.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)

INVESTMENT ADVISER:        TIMCO

PORTFOLIO MANAGER:         Sandip Bhagat

INVESTMENT OBJECTIVE:      Long-term accumulation of principal through capital
                           appreciation and retention of net investment income.

                                       1

KEY INVESTMENTS:           Common stock of large U.S. companies.

SELECTION  PROCESS:  Account  GIS  invests  primarily  in stocks  of large  U.S.
companies representing a wide range of industries. Stock selection is based on a quantitative  screening  process which favors  companies  that achieve  earnings growth above consensus expectations,  and whose stocks offer attractive relative value. In order to achieve consistent performance,  TIMCO manages Account GIS to
mirror  the   overall   risk,   sector   weightings   and   growth/value   style
characteristics  of the Standard & Poor's 500 Stock Index ("S&P  500").  The S&P
500 is a value-weighted equity index comprised mainly of large-company stocks.

ADDITIONAL INVESTMENTS,  INVESTMENT STRATEGIES AND TECHNIQUES: Account GIS, to a
lesser extent,  will invest in other securities.  A complete  description of all investments,  and  their  associated  risks,  is  contained  in the  SAI.  These additional investments include, but are not limited to, the following:

     o    fixed-income  securities  such as  bonds  and  notes,  including  U.S.
          Government securities;

     o    exchange-traded stock index futures;

     o    covered call options, put options;

     o    foreign securities.

For a complete list of all investments available to Account GIS, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL  RISK  FACTORS:  Account GIS is most subject to equities  risk.  For a complete  discussion of equities risk and other risks carried by the  investment of Account GIS, please refer to the  "Investments,  Practices and Risks" section of  this  prospectus.  Please  see the SAI  for a  detailed  description  of all investments, and their associated risks, available to Account GIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account GIS permit it to:

     1.   invest up to 5% of its  assets  in the  securities  of any one  issuer
          (exclusive  of  securities  issued or  guaranteed by the United States government, its agencies or instrumentalities);

     2.   borrow from banks in amounts of up to 5% of its  assets,  but only for emergency purposes;

     3.   purchase  interest in real estate  represented by securities for which there is an established market;

     4.   make loans through the acquisition of a portion of a privately  placed issue of bonds,  debentures or other  evidences of  indebtedness  of a type customarily purchased by institutional investors;

     5.   acquire  up to 10% of the voting  securities  of any one issuer (it is the  present  practice  of Account  GIS not to exceed 5% of the voting securities of any one issuer);

     6.   make  purchases on margin in the form of short-term  credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total  margin  deposits  for  positions  in futures contracts; and

     7.   invest up to 5% of its  assets in  restricted  securities  (securities which  may not be  publicly  offered  without  registration  under the
          Securities Act of 1933).

Effective  July 31, 2002,  the Account will normally  invest at least 80% of its assets in equity securities ("80% investment  policy").  The Account will notify shareholders at least 60 days prior to changing its 80% investment policy.

                                       2

                                   MANAGEMENT

     The investments and  administration  of Account GIS are under the direction of the Board of  Managers.  Subject to the  authority  of the Board of Managers,
TAMIC and TIMCO furnish  investment  management and advisory services to Account
GIS. Additionally,  the Board of Managers annually selects an independent public accountant,  reviews  the  terms  of  the  management  and  investment  advisory agreements,  recommends any changes in the fundamental  investment policies (and submits any such changes to Contract  Owners at the annual  meeting),  and takes any other actions  necessary in connection  with the operation and management of
Account GIS.

     TAMIC is a  registered  investment  adviser  that has  provided  investment advisory  services since its  incorporation in 1978. It's principal  offices are located  at 242  Trumbull  Street,  Hartford,  Connecticut  06115.  TAMIC  is an
indirect wholly owned subsidiary of Citigroup Inc., a bank holding company.

     TIMCO is a  registered  investment  adviser  that has  provided  investment advisory  services since its  incorporation  in 1967. Its principal  offices are located at 100 First Stamford Place,  Stamford,  Connecticut,  06902. TIMCO is a
subsidiary  of  Salomon  Smith  Barney  Holdings  Inc.  which is a wholly  owned subsidiary of Citigroup Inc.

                             CHARGES AND DEDUCTIONS

     Charges under the Contract described in this Prospectus are assessed in two ways:  (1)  as  deductions  from  Contributions  for  sales  and  administrative expenses,  minimum  death  benefits and  applicable  premium  taxes;  and (2) as charges to Account GIS for  investment  advisory  services and the assumption of mortality and expense risks.

DEDUCTIONS FROM CONTRIBUTIONS

     CASH  PURCHASE.  A deduction of 4% (4.17% of the amount  invested)  will be made from each  Contribution  when  received,  of which  3.25% will be for sales expenses  and .75%  will be for the  minimum  death  benefit,  in the event of a
Participant's  death prior to retirement.  There is no charge for administrative
expenses.   (See  "Death  Benefit  during  Accumulation  Period  (Minimum  Death
Benefit).")  The Company  agrees that the  deduction of 4% will not be increased with respect to Contributions made on behalf of a Participant in any year not in excess of double the Contribution in the first year of  participation,  although they may be increased on Contributions  in excess of such amount.  The deduction for sales expenses may,  however,  be decreased by the application of experience rating credits.  Total deductions on Contributions received after June 30, 1977, for contracts issued prior to July 1, 1977, are reduced from 6% to 4%.

     PROCEEDS FROM CERTAIN INSURANCE  CONTRACTS.  A total deduction of 3% (3.09%
of  the  amount  invested)  (consisting  of 1% for  sales  expenses,  1.25%  for administrative  expenses and 0.75% for the minimum death  benefit) is applicable to  Contributions  made  under  group  Variable  Annuity  contracts  where  such
Contributions  were derived from (i) surrender or  conversion of contracts  with the Company or any of its insurance affiliates which,  immediately prior to such surrender or conversion,  were held by the Contract Owner or beneficiary under a retirement  program  qualified  under  Sections  401,  403(a),  403(b)  or other provisions of the Code  allowing  similar tax treatment or the proceeds of these contracts are otherwise eligible,  or (ii) amounts payable by the Company or any of its  insurance  affiliates  as lump sum cash  distributions  under  insurance contracts (but does not include loan proceeds).

     Administrative  expenses  include,  but  are not  limited  to,  payment  of expenses for salaries,  rent, postage,  telephone,  travel, legal, actuarial and accounting fees,  office  equipment and stationery,  auditing fees and expenses, and fees and  expenses of the Board of Managers of Account  GIS.  The charge for administrative expenses is designed only to reimburse the Company for its actual administrative  expenses,  and the Company  does not expect to recover  from the charge or any modification  thereof any amount above its accumulated expenses in
administering   these   contracts.   (See   "Distribution  of  Variable  Annuity
Contracts.")

                                       3

     GROUP  EXPERIENCE  RATING IN THE  DISCRETION  OF THE COMPANY.  The Variable
Annuity  contracts are  nonparticipating  and do not share in the surplus of the
Company; however, each Variable Annuity contract provides for experience rating.
The  experience   credit  will  be  determined   annually  upon  every  contract
anniversary on the basis of actual costs compared with the amounts  deducted for sales and administrative  expenses. If such costs exceed the amount deducted, no additional deduction will be made from the Participant's individual account. If, however,  the amount  deducted  for such  expenses  exceeds  actual  costs,  the
Company,  in its sole  discretion,  may allocate  all, a portion or none of such excess as an  experience  rating  credit.  Application  of the  credit  due each
Participant  will be made within the contract  year  immediately  following  the period  with  respect to which the credit was  declared  in one of two ways,  as determined  by the  Company:  (a) by a  reduction  in the amount  deducted  from subsequent  Contributions for sales and administrative  expenses;  or (b) by the crediting of a number of  additional  accumulation  units or annuity  units,  as applicable,  equal in value to the amount of the credit due less any  applicable premium taxes.  Credits due to Participants will be applied without deduction of any amounts for sales or  administrative  expenses.  No such  credits  have been applied to date.

INVESTMENT ADVISORY AND SUB-ADVISORY FEES

     For furnishing  investment management and advisory services to Account GIS,
TAMIC receives an amount equivalent on an annual basis to the following:

        ANNUAL                                    AGGREGATE NET ASSET
    MANAGEMENT FEE                                VALUE OF THE ACCOUNT
    --------------                                --------------------

        0.65%             of the first            $   500,000,000, plus
        0.55%             of the next             $   500,000,000, plus
        0.50%             of the next             $   500,000,000, plus
        0.45%             of the next             $   500,000,000, plus
        0.40%             of amounts over         $2,000,000,000

These advisory fees will be deducted on each valuation date.

     For furnishing  investment  Sub-Advisory  services to Account GIS, TIMCO is paid by TAMIC an amount equivalent on an annual basis to the following:

        ANNUAL                                    AGGREGATE NET ASSET
    SUB-ADVISORY FEE                              VALUE OF THE ACCOUNT
    --------------                                --------------------

        0.45%             of the first            $   700,000,000, plus
        0.275%            of the next             $   300,000,000, plus
        0.25%             of the next             $   500,000,000, plus
        0.225%            of the next             $   500,000,000, plus
        0.20%             of amounts over         $2,000,000,000

These fees are calculated daily and paid monthly.

MORTALITY AND EXPENSE RISKS

     While Annuity  Payments will reflect the investment  performance of Account
GIS,  they will not be affected by changes in actual  mortality  experience  nor will  they be  affected  by any  excess in the  Company  expenses  over  expense deductions provided for in the contract.

     The  Company  is  assuming  the risk that  deductions  provided  for in the
Variable Annuity contract for sales and administrative  expenses and the minimum death benefit prior to retirement may be  insufficient  to cover the actual cost of such items.

                                       4

     The  mortality  risk  assumed by the  Company  under the  Variable  Annuity contract arises from the Company's  obligation under the contract to continue to make monthly Annuity Payments,  determined in accordance with the annuity tables and other provisions contained in the contract,  to each Annuitant regardless of how long the  Annuitant  lives and  regardless  of how long all  Annuitants as a group live. This assures an Annuitant that neither  longevity nor an improvement in life expectancy generally will have any adverse effect on the monthly Annuity
Payments received under the contract and relieves the Annuitant from the risk of outliving the funds accumulated for retirement.

     For  assuming  these  risks,  the  Company  makes a charge of 1.0017% on an annual basis of the value of Account GIS,  consisting  of 0.8500% for  mortality risks and 0.1517% for expense risks. If this charge is insufficient to cover the actual  cost of these  mortality  and expense  risks,  the loss will fall on the
Company.  Conversely, if the charge proves more than sufficient, any excess will be profit to the  Company.  All  deductions  and  annuity  rates are  subject to modification  with respect to  Contributions  made on behalf of a Participant in any one year in excess of double the first year's Contribution, and, in the case of  deductions  for  investment  advisory  services,  subject to  approval  of a modification of the investment  advisory  agreement by Owners casting a majority of the votes entitled to be cast.

PREMIUM TAX

     Certain  state and local  governments  impose  premium  taxes.  These taxes currently range from 0.5% to 5.0% depending upon jurisdiction.  The Company,  in its sole  discretion  and in  compliance  with any  applicable  state law,  will determine the method used to recover premium tax expenses incurred.  The Company will deduct any  applicable  premium  taxes from the Contract  Value either upon death,  surrender,  annuitization,  or at the time Purchase Payments are made to the Contract,  but no earlier than when the Company has a liability  under state law.

                              THE VARIABLE ANNUITY

     The group Variable  Annuity  contract  described in this Prospectus is only for use in connection with (1) plans qualified under Section 401(a) or 403(a) of the Code (corporate pension and profit-sharing),  and (2) annuity purchase plans adopted by public educational organizations and certain tax-exempt organizations pursuant  to Section  403(b) of the Code.  The  Variable  Annuity  contract is a master group  contract  issued to the Owner and which  covers all  Participants, each of whom  receives a  certificate  which  summarizes  the  provisions of the master group  contract and  evidences  participation  in the plan adopted by the
particular   Owner.   Some  rights  or  benefits  (except  for  the  Owner's  or
Participant's  right  to  redeem,  as  applicable)  under  the  contract  may be restricted  by the plan  under  which  the  contract  is  issued.  The  Owner is responsible  for providing all  interpretations  of plan  provisions that may be applicable,  and the  Company  will  accept any  direction  of the Owner in this regard.  Maximum  and minimum  Contributions  which may be made on behalf of any
Participant  are set forth by the terms of each employer's plan and the Variable
Annuity contract.

MODIFICATION OF THE VARIABLE ANNUITY CONTRACTS BY THE COMPANY

     The Variable  Annuity  contract  provides that it cannot be modified by the
Company  (except  with  approval of the Owner) until it has been in force for at least three years.  After the first three contract years, the Company may modify
any   provisions  of  the  master  group   contract   without  the  approval  of
Participants.  However,  no  modifications  can affect  Annuitants in any manner without their written consent,  unless such  modification is deemed by the Owner to be necessary to give the Owner or Annuitants  the benefit of federal or state statutes or Treasury Department rules or regulations.

     Moreover,  with respect to annuity purchase rates,  minimum death benefits, charges  to  Account  GIS,  and  deductions  from  Contributions  for  sales and administrative  expenses and minimum death benefits, the provisions which are in effect at the time of a  Participant's  entry into the plan will  continue to be applicable  to all  Contributions  made  by him or on his  behalf  in any  year,
provided  such   Contributions   do  not  exceed  two  times  the  first  annual
Contribution made by him or on his behalf. Any Contribution made by or on behalf of a  Participant  in any one year

                                       5

which  exceeds two times the first  annual  Contribution  will be subject to the benefits and  deductions  discussed  above which are  applicable to new entrants into the plan in the year  such  amount  is first  contributed,  as long as such amount is  continuously  contributed  (i.e.,  contributed in each and every year thereafter).

ASSIGNMENT

     Assignment by a Participant of his interest in his individual account under a Variable  Annuity  contract is  prohibited.  This  prohibition is necessary in order for the plan under which the contract is sold to qualify for favorable tax treatment  afforded to H.R.10,  corporate pension and profit-sharing and Section
403(b) plans. (See "Federal Tax Considerations.")

SUSPENSION

     Any Variable Annuity contract may be suspended at the option of the Company if the Owner has failed to remit to the Company the  Contributions  specified in the plan, or if the Company has given written  notice to the Owner of suspension because  the  number  of  Participants  covered  by the group  Variable  Annuity contract  has become  less than the minimum  established  in the  contract.  The
Variable  Annuity  contract shall also be suspended upon 90 days' written notice by the Owner to the Company. Upon any such suspension,  no further Contributions will be accepted by the Company,  and each  Participant may leave his individual account in force under the  Variable  Annuity  contract  or  exercise  any other options which are available under the plan. (See "Termination (Redemption).")

SUSPENSION OF PAYMENTS

     If a national  stock  exchange is closed (except for holidays or weekends), or trading is restricted  due to an existing  emergency as defined by the SEC so that disposal of the Separate Account's  investments or determination of its net asset value is not reasonably practicable, or the SEC has ordered that the right of redemption  (surrender) be suspended for the  protection of Contract  Owners, the Company may postpone all  procedures  (including  making  Annuity  Payments)
which  require  valuation  of  Separate  Accounts  until the stock  exchange  is reopened and trading is no longer restricted.

REQUIRED REPORTS

     As often as required by law, but at least once in each Contract Year before the due date of the first  Annuity  Payment,  the Company  will furnish a report which will show the number of Accumulation Units credited to the contract in the
Separate Account the corresponding Accumulation Unit Value as of the date of the report. The Company will keep all records required under federal or state laws.

FEDERAL AND STATE INCOME TAX WITHHOLDING

     The federal tax law requires income tax withholding on  distributions  from
pension  plans  and  annuity  contracts,   unless  the  Owner,   Participant  or
beneficiary  elects not to have  withholding  apply.  Some states  also  require withholding from pension and annuity  payments unless the Owner,  Participant or beneficiary  elects not to have withholding  apply. (For further  information on federal withholding, see "Federal Income Tax Withholding.")

                                       6

                             ACCUMULATION PROVISIONS

CREDITING ACCUMULATION UNITS

     During the  accumulation  period--the  period  before the  commencement  of
Annuity Payments--the Company deducts from Contributions a total of 4% (plus any applicable premium taxes). (See "Deductions from Contributions.") The balance of the  Contribution  is  credited  to the  Participant's  account  in the  form of
Accumulation  Units at the  value  next  calculated  after the  Contribution  is received.  The number of Accumulation Units credited to an account is determined by  dividing  the amount  credited  to the  account by the  current  value of an
Accumulation Unit.

     The number of Accumulation  Units so determined shall not be changed by any subsequent change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit will vary  depending  upon the  investment  experience of
Account GIS.

VALUATION OF A PARTICIPANT'S ACCOUNT

     The value of a Participant's  account at any time prior to the commencement of  Annuity  Payments  can be  determined  by  multiplying  the total  number of
Accumulation  Units  credited to his account by the  current  Accumulation  Unit value. The Participant bears the investment risk. Market values may decline, and there is no assurance  that the value of a  Participant's  account will equal or exceed the  Contributions  made on his behalf.  Each Participant will be advised periodically  of the number of Accumulation  Units credited to his account,  the current  Accumulation  Unit  Value,  and  the  total  value  of his  account.  A
Participant may, at any time,  obtain from the Company the latest computed value of an Accumulation Unit.

ACCUMULATION UNIT VALUE

     The dollar value of an Accumulation  Unit was initially  established at $1.
The  value  of an  Accumulation  Unit on any  Valuation  Date is  determined  by multiplying  the  value of an  Accumulation  Unit on the  immediately  preceding
Valuation Date by the net investment  factor (described below) for the Valuation
Period  just  ended.  The value of an  Accumulation  Unit on a day other  than a
Valuation Date is equal to its value on the next succeeding  Valuation Date. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

     At each Valuation  Date a gross  investment  rate for the Valuation  Period then ended is determined from the investment  performance of Account GIS for the
Valuation  Period.  Such  rate is equal  to (a) the  investment  income  for the
Valuation  Period,  plus capital gains and minus capital  losses for the period, whether  realized or  unrealized,  less a  deduction  for any  applicable  taxes arising from the income and realized or unrealized capital gains attributable to
Account GIS,  divided by (b) the net asset value of Account GIS at the beginning of the Valuation Period. At the present time, no federal taxes are deducted from
Account GIS. (See "Federal Tax  Considerations.")  The gross investment rate may be positive or negative.

     The net  investment  rate for the  Valuation  Period is then  determined by deducting  from the gross  investment  rate a charge of .0000398%  (1.452% on an annual basis) for each day of the Valuation  Period.  This  deduction is made by the Company for investment advisory services and for mortality and expense risks assumed.  The net investment  factor for the Valuation Period is then calculated as 1.000000 plus the net investment rate for the period.

     Since the net  investment  rate may be  negative  if the  combined  capital losses and  specified  deductions  for taxes and charges  exceed the  investment income and capital gains,  the net investment  factor may be less than 1.000000, and the value of an Accumulation Unit on any Valuation Date may be less than the value on the previous Valuation Date.

                                       7

DEATH BENEFIT DURING ACCUMULATION PERIOD (MINIMUM DEATH BENEFIT)

     The  Variable   Annuity   contract   provides  that,  in  the  event  of  a
Participant's  death prior to the Annuity  Commencement  Date,  unless otherwise provided in the plan, the beneficiary will receive the accumulated  value of the
Participant's  individual account determined as of the next Valuation Date after due proof of death is received by the  Company.  Further,  if such death  occurs before the Annuity Commencement Date and before the Participant's 65th birthday, unless otherwise  provided in the plan, the beneficiary will receive 100% of all
Contributions  made on behalf of the  Participant or the value of his individual account,  whichever is greater,  less the amount of any partial surrenders,  and less any applicable premium taxes not previously deducted. For a Participant who enters the plan after his 65th  birthday,  the  deduction  for the minimum death benefit will not be made. The death benefit will be payable within seven days of receipt of such due proof of death and may be taken in one sum or in  accordance with the settlement  options in the Company  individual  variable annuities then being issued,  if any, as are available  under the Plan. (For benefits after the commencement of Annuity Payments, see "Annuity Options.")

TERMINATION (REDEMPTION)

     The  Participant  or the Owner,  as  provided  by the Plan,  may  surrender
(redeem), in whole or in part, the Participant's account for its net asset value prior to the Annuity  Commencement Date. (For federal income tax consequences of a surrender for cash, see "Federal Tax  Considerations.")  Once Annuity Payments
have commenced, the Annuitant cannot surrender his annuity benefit and receive a cash settlement in lieu thereof.  The amounts received by a Participant,  either as a cash  settlement  or as  Annuity  Payments,  may be more or less  than  the original cost (the  Contributions  made on his behalf) depending on the value of his account at the time of payment.

     No benefits  attributable to Contributions  received for Participants under contracts issued in conjunction with the Texas Optional  Retirement  Program are payable unless the Participant dies, accepts retirement or terminates employment in the Texas  public  institution  of higher  education as provided in the Texas
Optional Retirement Program.

     For  Participants  in Section  403(b) tax deferred  annuity  plans,  a cash surrender may not be made from certain salary reduction  amounts prior to age 59
1/2,  separation  from service,  death,  disability  or hardship.  (See "Section
403(b) Plans and Arrangements.")

     Surrender  is effected by sending a written  request for  surrender  in the proper  form  (including  the  appropriate  countersignature  of an agent of the
Company) to the Company's Home Office. When the request is for a full surrender, the request is to be accompanied by the Certificate of  Participation.  The cash surrender  value  shall be  computed as of the close of business of the New York
Stock Exchange next occurring  after receipt of the written  request in the mail at the Company's  Home Office,  and shall be reduced by any  applicable  premium taxes not previously deducted,  if due as a result of the surrender.  Payment of the surrender value will be made within seven days after the surrender date.

     In addition to the individual's  right to surrender his account and receive the value  thereof in cash,  elective  options  may also be  available  upon the termination of Contributions made by or on behalf of a Participant. For example, the Participant may have one or more of the following options:

     (a)  If the  Participant  is at least 50 years of age, he may elect to have his individual  account  applied to provide fixed or variable  Annuity
          Payments or a combination  thereof  commencing  immediately  under the selected Annuity Option. (See "Annuity Options.")

     (b)  A Participant may elect to leave his individual account in force under the group  contract,  and the account will continue to  participate in the investment  results of Account GIS. When the  originally  selected
          Annuity  Commencement  Date  arrives,  the  Participant  will begin to receive  Annuity  Payments  under the selected  option.  (See "Annuity
          Options".) At any time prior to the commencement of Annuity  Payments, a Participant may surrender his individual account for cash.

                                       8

     (c)  If the Participant becomes an employee of another employer which has a similar Variable  Annuity  contract in force with the Company,  he may elect to transfer his individual account to the other contract.

     Normally,  option (b) will automatically apply unless a written election is filed  with the  Company,  and one of the  other  options  may  subsequently  be selected by the Participant.

                                PAYOUT PROVISIONS

GENERAL

     Annuity  Payments are  determined on the basis of (a) the  mortality  table specified  in the  Variable  Annuity  contract,  which  reflects  the age of the
Annuitant,  (b)  the  type  of  Annuity  Payment  option  selected,  and (c) the investment  performance of Account GIS. The amount of the Annuity  Payments will not be  affected  by  adverse  mortality  experience  or by an  increase  in the expenses of the Company, in excess of the expense deductions provided for in the contract.  The  Annuitant  will  receive the value of a fixed  number of Annuity
Units each  month.  The value of such  units and thus the amount of the  monthly
Annuity  Payments  will,  however,  reflect  investment  gains  and  losses  and investment  income  occurring both before and after the  commencement of Annuity
Payments,  and thus the payments will vary with the investment experience of the assets of Account GIS.

ELECTING THE ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY

     Annuity  Payments will ordinarily  begin on the Annuity  Commencement  Date stated  in the  contract.  However,  a later  Annuity  Commencement  Date may be elected.  The  Annuity  Commencement  Date must be before the  Annuitant's  70th birthday,  unless the Company  consents to a later date.  Federal income tax law requires the Annuitant to commence  certain minimum  distribution  payments from pension,  profit-sharing  and  Section  403(b)  plans  after  age  70  1/2.  The
Participant  also  selects,  in  accordance  with the plan,  an Annuity  Option.
Subsequent  changes in the  Annuity  Option  selected  can be made up to 30 days prior to the Annuity  Commencement  Date.  The contract  provides  four optional annuity forms,  described below, each of which may be selected on either a fixed dollar annuity or variable annuity basis, or a combination  thereof.  Those sums applied in a way which provides fixed dollar annuity  benefits will be allocated to a general  account and will not be affected by the investment  performance of the assets of Account GIS. Because of certain Code  requirements with respect to minimum and maximum retirement ages and the rate of payment of benefits,  a plan may specify a minimum and maximum age at which Annuity Payments may commence and may limit either the number of certain monthly  payments which may be elected or the election of a joint and last survivor annuity where the contingent Annuitant is other than a spouse. In such instance,  the accumulated amount in Account GIS will be applied to provide variable Annuity Payments under such option,  and any amount  accumulated  for a fixed dollar annuity will be applied to provide fixed
Annuity  Payments under such option.  The minimum first monthly  Annuity Payment
(on a fixed or variable  basis) is $20. If at any time the Annuity  Payments are or become less than $20,  the Company has the right to change the  frequency  of payment to intervals that will result in payments of at least $20.

     Once Annuity Payments have commenced, the account cannot be surrendered for cash during the lifetime of the  Annuitant.  The rights of the  beneficiary,  if any, are as stated in the various options below.  The amount received as Annuity
Payments may be more or less than the original cost (the Contributions).

ANNUITY OPTIONS

     AUTOMATIC  OPTION--If  the  contract was issued in  connection  with (1) an annuity  purchase plan adopted by a 501(c)(3)  organization  in accordance  with
Section 403(b), or (2) a plan qualified under Sections 401(a) or 403(a),  and no election has been made,  the Company will, on the Annuity  Commencement  Date if the  Participant  is then living and has a spouse,  pay to the  Participant  the first of a series of Annuity  Payments based on the life of the  Participant and the  Participant's  spouse in accordance  with Option 5. If the  Participant  is living and no  election  has been made and the  Participant  has no spouse,  the
Company will, on the Annuity Commencement Date, pay to the

                                       9

Participant  the first of a series of Annuity  Payments based on the life of the
Participant in accordance with Option 2 with 120 monthly payments assured.

     If the  contract was issued in  connection  with an annuity  purchase  plan adopted by a public  educational  organization in accordance with Section 403(b)
and no election has been made,  the Company  will,  on the Annuity  Commencement
Date if the  Participant is then living,  pay to the  Participant the first of a series of Annuity Payments based on the life of the  Participant,  in accordance with Option 2 with 120 monthly payments assured.

OPTION 1--LIFE  ANNUITY:  The Company will make monthly Annuity  Payments during the  lifetime  of the  Annuitant,  terminating  with  the last  monthly  payment preceding  the death of the  Annuitant.  This option offers the maximum level of monthly  payments since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option to receive only one Annuity  Payment if the  Annuitant  died prior to the due date of the second  Annuity  Payment,  two if the Annuitant  died before the third Annuity Payment, etc.

OPTION  2--LIFE  ANNUITY  WITH 120,  180 OR 240 MONTHLY  PAYMENTS  CERTAIN:  The
Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the provision  that if, at the death of the  Annuitant,  payments have been made for less than 120, 180 or 240 months, as elected,  Annuity Payments will be continued  during the remainder of such period to the beneficiary  designated by the Owner. If the  beneficiary so elects or should die while  receiving  Annuity
Payments,  the present value of the remaining  Annuity Payments shall be paid in one sum to the beneficiary or his estate, as the case may be.

OPTION  3--UNIT  REFUND LIFE  ANNUITY:  The Company  will make  monthly  Annuity
Payments during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant, provided that the beneficiary will then receive an  additional  payment  of the  current  dollar  value of the number of
Annuity Units  (described  below) equal to (a) minus (b) (if such  difference is positive)  where (a) is the total amount applied under the option at the Annuity
Commencement Date divided by the Annuity Unit Value for the Annuity Commencement
Date, and (b) is the number of Annuity Units represented by each monthly Annuity
Payment made times the number of monthly Annuity Payments made.

OPTION  4--JOINT AND LAST SURVIVOR  LIFE ANNUITY:  The Company will make monthly
Annuity  Payments  during the joint  lifetime of the  Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor.

OPTION  5--JOINT AND LAST  SURVIVOR  LIFE  ANNUITY--ANNUITY  REDUCES ON DEATH OF
PRIMARY PAYEE:  The Company will make monthly Annuity  Payments during the joint lifetime of the two persons on whose lives  payments  are based.  One of the two persons will be designated as the primary payee. The other will be designated as the secondary  payee.  On the death of the secondary  payee,  if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary  payee in the same amount that would have been payable  during the joint lifetime of the two persons.  On the death of the primary payee,  if survived by the secondary  payee, the Company will continue to make monthly Annuity Payments to the  secondary  payee in an amount equal to 50% of the  payments  which would have been made during the  lifetime of the primary  payee.  No further  payments will be made following the death of the survivor.

ANNUITY UNIT VALUE

         The value of an Annuity Unit was initially established at $1. The value of an Annuity Unit as of any Valuation  Date is determined 14 days in advance in order to allow  adequate time for the required  calculations  and the mailing of checks in advance  of their due dates.  (If the date 14 days in advance is not a
Valuation  Date, the  calculation is made on the next following  Valuation Date, which would generally be 13 or 12 days in advance.)

         Specifically, the value of an Annuity Unit on a Valuation Date is equal to the value for an Annuity Unit on the preceding  Valuation Date  multiplied by
(a) and divided by (b), where (a) is the net investment factor for the Valuation
Period  ending 14 days prior and (b) is the  assumed net  investment  factor for that  Valuation  Period  based

                                       10

on a 3.5% annual assumed rate. The assumed net investment factor for a Valuation
Period  of one day is  1.0000942,  and for a  Valuation  Period  of two  days is
1.0000942 x 1.0000942.

     The value of an Annuity Unit on a day other than a Valuation  Date is equal to its value on the next following Valuation Date.

DETERMINATION OF FIRST ANNUITY PAYMENT

     When Annuity Payments  commence,  the value of the contract is equal to the product of the Accumulation  Unit Value on the Valuation Date  approximately two weeks  prior to the  Annuity  Commencement  Date and the number of  Accumulation
Units  credited to the contract as of the Annuity  Commencement  Date,  less any applicable premium taxes not previously deducted. (See "Premium Tax".)

     The contract  contains  tables  indicating  the dollar  amount of the first monthly payment under each form of Variable  Annuity for each $1,000 of value of the  contract.  The amount of the first monthly  payment  depends on the form of annuity  and  adjusted  age of the  Annuitant.  A formula  for  determining  the adjusted age is contained in the contract.  The tables are  determined  from the
Progressive Annuity Table assuming births in the year 1900 and an assumed annual net  investment  rate such as 3.5%. The total first monthly  Annuity  Payment is determined by multiplying the benefit per $1,000 of value shown in the tables in the contract by the number of thousands of dollars of value of the contract.

     If a greater first monthly  payment would result,  the Company will compute the first monthly  payment on the same  mortality  basis as used in  determining such payments under Variable Annuity  contracts then being issued by the Company for a similar class of Annuitants.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS

     The dollar  amount of the first  monthly  Annuity  Payment,  determined  as described above, is translated into Annuity Units by dividing that amount by the value of an Annuity  Unit for the due date of the first  Annuity  Payment.  This number of Annuity  Units remains  fixed during the annuity  period,  and in each subsequent  month the dollar  amount of the  Annuity  Payment is  determined  by multiplying  this fixed number of Annuity  Units by the then current value of an
Annuity Unit.

     The interest  rate assumed in the  mortality  tables would  produce a level
Annuity Unit value and, therefore,  level Annuity Payments if the net investment rate remained  constant at the assumed  rate. In fact,  payments will vary up or down as the net  investment  rate  varies up or down from the  assumed  rate and there can be no assurance  that the net  investment  rate will be as high as the assumed rate. A higher  interest  rate  assumption  would mean a higher  initial payment,  but more slowly  rising  subsequent  payments or more rapidly  falling subsequent payments. A lower assumption would have the opposite effect.

                           FEDERAL TAX CONSIDERATIONS

GENERAL

     The Company is taxed as a life insurance  company under Subchapter L of the
Code. The operations of Account GIS form a part of the Company's total operation and are not taxed separately.  Investment income and gains of a Separate Account that are  credited  to a  purchaser's  contract  of  insurance  incur no current federal income tax.  Generally,  amounts  credited to a contract are not taxable until received by the Owner,  participant or beneficiary,  either in the form of
Annuity  Payments  or other  distributions.  Tax  consequences  and  limits  are described further below for each annuity program.

SECTION 403(B) PLANS AND ARRANGEMENTS

                                       11

     Purchase  payments for tax  deferred  annuity  contracts  may be made by an employer  for  employees  under  annuity  plans  adopted  by public  educational organizations  and  certain  organizations  which are tax exempt  under  Section
501(c)(3) of the Code. Within statutory limits, these payments are not currently includable  in the gross income of the  participants.  Increases in the value of the contract  attributable to these purchase  payments are similarly not subject to current  taxation.  The income in the contract is taxable as ordinary  income whenever distributed.

     An additional tax of 10% will apply to any taxable distribution received by the Participant before the age of 59 1/2, except when due to death,  disability, or as part of a series of payments  for life or life  expectancy,  or made after the  age  of  55  with  separation  from  service.  There  are  other  statutory exceptions.

     Amounts  attributable  to salary  reductions  and income thereon may not be withdrawn prior to attaining the age of 59 1/2, separation from service,  death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations.  Hardship  withdrawals are available only to the extent of the salary reduction  contributions  and not from the income  attributable to such contributions.  These restrictions do not apply to assets held generally as of December 31, 1988.

     Distribution  must begin by April 1st of the calendar  year  following  the calendar year in which the Participant  attains the age of 70 1/2. Certain other mandatory  distribution  rules apply at the death of the  Participant.  Eligible
rollover   distributions,   including  most  partial  or  full   redemptions  or
"term-for-years"  distributions  of less than ten years, are eligible for direct rollover to another 403(b) contract or to an Individual  Retirement  Arrangement
(IRA) without federal income tax withholding.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

     Under a qualified  pension or  profit-sharing  trust  described  in Section
401(a)  of the Code and  exempt  from tax  under  Section  501(a)  of the  Code, purchase  payments  made  by an  employer  are  not  currently  taxable  to  the
Participant and increases in the value of a contract are not subject to taxation until received by a Participant or beneficiary.

     Distributions  in the form of Annuity or Income Payments are taxable to the participant  or  beneficiary  as  ordinary  income in the year of  receipt.  Any distribution that is considered the  Participant's  "investment in the contract"
is treated as a return of capital  and is not  taxable.  Payments  under  Income
Option 3 are  taxable  in full.  Certain  lump sum  distributions  described  in
Section 402 of the Code may be eligible for special ten-year  forward  averaging treatment for  individuals  born before January 1, 1936. All  individuals may be eligible for favorable  five-year forward  averaging of lump sum  distributions.
Certain  eligible  rollover  distributions   including  most  partial  and  full
surrenders or  term-for-years  distributions of less than ten years are eligible for direct rollover to an eligible  retirement plan or to an IRA without federal income tax withholding.

     An additional tax of 10% will apply to any taxable distribution received by the Participant before the age of 59 1/2, except by reason of death,  disability or as part of a series  of  payments  for life or life  expectancy,  or at early retirement at or after the age of 55. There are other statutory exceptions.

THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974

     Under the Employee  Retirement  Income Security Act of 1974  ("ERISA"),  as
amended,  certain special provisions may apply to the contract if the Owner of a
Section 403(b) plan contract or certain other  tax-benefited  contracts requests that the  contract  be issued to conform to ERISA or if the  Company  has notice that the contract was issued pursuant to a plan that is subject to ERISA.

     ERISA requires that certain Annuity Options,  withdrawals or other payments and any application for a loan secured by the contract may not be made until the
Participant has filed a Qualified  Election with the plan

                                       12

administrator.  Under certain plans, ERISA also requires that a designation of a
beneficiary  other  than  the   Participant's   spouse  be  invalid  unless  the
Participant has filed a Qualified Election.

     A  Qualified  Election  must  include  either  the  written  consent of the
Participant's   spouse,   notarized   or  witnessed   by  an   authorized   plan
representative,  or the Participant's  certification  that there is no spouse or that the spouse cannot be located.

     The Company intends to administer all contracts to which ERISA applies in a manner  consistent  with the direction of the plan  administrator  regarding the provisions of the plan, in accordance with applicable law.

     Because  these  requirements   differ  according  to  the  plan,  a  person
contemplating the purchase of an annuity contract should consider the provisions of the plan.

FEDERAL INCOME TAX WITHHOLDING

     The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.

1.   ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS OR
     FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

          There is a mandatory 20% tax withholding for plan  distributions  that are eligible for rollover to an IRA or to another  retirement plan but that are not directly  rolled over. A distribution  made directly to a
          Participant or beneficiary may avoid this result if:

     (a)  a periodic  settlement  distribution  is elected  based upon a life or life expectancy calculation, or

     (b)  a complete  term-for-years  settlement  distribution  is elected for a period of ten years or more, payable at least annually, or

     (c)  a minimum required  distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise  required by law.

          A distribution including a rollover that is not a direct rollover will require  the 20%  withholding,  and a 10%  additional  tax penalty may apply  to  any  amount  not  added  back  in  the  rollover.  The  20%
          withholding may be recovered when the Participant or beneficiary files a personal  income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to the extent that the
          Participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

          To the extent not described as requiring 20%  withholding  in 1 above, the portion of a non-periodic  distribution which constitutes  taxable income  will be  subject to federal  income  tax  withholding,  to the extent such aggregate  distributions  exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election out is not  provided,  10% of the  taxable  distribution  will be withheld as federal  income  tax.  Election  forms  will be  provided  at the time distributions are requested.  This form of withholding  applies to all annuity programs.

3.   PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN
     ONE YEAR)

          The  portion  of a periodic  distribution  which  constitutes  taxable income  will be subject to federal  income tax  withholding  under the wage  withholding  tables as if the  recipient  were married  claiming three  exemptions.  A  recipient  may elect not to have  income  taxes withheld  or  have  income  taxes  withheld  at a  different  rate  by providing a completed  election form.  Election forms will be provided at the time  distributions  are  requested.  This form of  withholding applies to all annuity  programs.  As of

                                       13

          January  1, 2001,  a  recipient  receiving  periodic  payments  (e.g., monthly  or annual  payments  under an  Annuity  Option)  which  total
          $15,150  or  less  per  year,   will  generally  be  exempt  from  the
          withholding requirements.

     Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable  portion of the  distribution.  All recipients may also be  subject to  penalties  under the  estimated  tax  payment  rules if withholding and estimated tax payments are not sufficient.

     Recipients  who do not provide a social  security  number or other taxpayer identification  number  will  not be  permitted  to  elect  out of  withholding.
Additionally,  United States citizens  residing outside of the country,  or U.S.
legal residents  temporarily  residing outside the country, are not permitted to elect out of withholding.

TAX ADVICE

     Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved,  tax advice may be needed by a person  contemplating  purchase of an annuity  contract and by an
Owner,  participant or beneficiary who may make elections  under a contract.  It should be understood  that the foregoing  description  of the federal income tax consequences  under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed  here. It should be understood that if a tax-benefited plan loses its exempt status,  employees could lose some of the tax benefits described. For further information,  a qualified tax adviser should be consulted.

                                  VOTING RIGHTS

     Owners of the Variable Annuity contracts  participating in Account GIS will be  entitled  to vote at their  meetings  on (i) any  change in the  fundamental investment  policies of or other policies  related to the account  requiring the
Owners' approval;  (ii) amendment of the investment  advisory  agreement;  (iii)
election  of  the  members  of the  Board  of  Managers  of  the  account;  (iv)
ratification  of the  selection  of an  independent  public  accountant  for the account;  (v) any other matters which, in the future, under the 1940 Act require the Owners' approval; and (vi) any other business which may properly come before the meeting.

     The number of votes  which an Owner or a  Participant  may cast,  including fractional  votes,  shall be determined as of the date to be chosen by the Board of  Managers  within  75 days of the date of the  meeting,  and at least 20 days written notice of the meeting will be given.

     The number of votes which an Owner may cast in the  accumulation  period is equal to the number of  Accumulation  Units  credited to the  account  under the contract.  During  the  annuity  period,  the Owner may cast the number of votes equal to (i) the reserve related to the contract divided by (ii) the value of an
Accumulation Unit. During the annuity period, a Participant's voting rights will decline as the reserve for the  contract  declines.  Account GIS is also used to fund certain other Variable Annuity contracts;  votes attributable to such other annuities are computed in an analogous manner.

     During the accumulation  period, a Participant covered by a contract issued in connection with an H.R.10 plan will have the right to instruct the Owner with respect to all votes  attributable to such Participant's  individual  account. A
Participant under a Section 403(b) plan will be deemed the Owner of the contract for the purpose of exercising voting rights  attributable to Contributions  made on behalf of such  Participant.  A Participant  covered by a contract  issued in connection with a corporate pension and profit-sharing  plan will have the right to instruct the Owner with respect to votes  attributable to Contributions  made by the Participant and with respect to any additional votes which are authorized by the terms of the Plan, if any;  other votes under such  contracts may be cast by  the  Owner  in  its  sole  discretion.  During  the  annuity  period,  every
Participant  will have the right to instruct the Owner with respect to all votes attributable  to the amount of assets  established  in  Account  GIS to meet the annuity  obligations  related to such Participant.  Each Participant  having the right to instruct an Owner with  respect to any votes shall  receive a statement of the number of votes,  including  fractional  votes,  attributable  to him and stating  his

                                       14

rights to  instruct  the Owner how such votes shall be cast.  The  Company  will provide proxy  materials to the Owner for  distribution  to Participants or will mail such materials directly to the Participants, if requested by the Owner.

     Each Owner  will cast the votes for which  instructions  from  Participants have been received in  accordance  with such  instructions;  and votes for which
Participants  were  entitled to  instruct  the Owner but for which the Owner has received no instructions shall be cast by the Owner for or against each proposal to be voted on only in the same proportion as votes for which  instructions have been received.

     Upon the  death of the  Participant,  all  voting  rights  will vest in the beneficiary of the Variable Annuity contract.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company intends to sell the Contracts in all jurisdictions  where it is licensed  to  do  business  and  where  the  Contract  is  approved.  Any  sales representative  or employee  who sells the  Contracts  will be qualified to sell variable  annuities under applicable  federal and state laws. Each broker-dealer is registered  with the SEC under the  Securities  Exchange Act of 1934, and all are  members of the NASD.  The  principal  underwriter  and  distributor  of the
Contracts is Travelers Distribution LLC (TDLLC), One Tower Square,  Hartford, CT
06183. TDLLC. is affiliated with the Company and the Separate Account.

     Up-front  compensation paid to sales  representatives will not exceed 8.00%
of the purchase payments made under the Contracts.  If asset-based  compensation is paid, it will not exceed 2% of the average account value annually.  From time to time, the Company may pay or permit other  promotional  incentives,  in cash, credit or other compensation.

                                STATE REGULATION

     The  Company is subject to the laws of the state of  Connecticut  governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement in a prescribed form must be filed with that
Commissioner  on or before March 1 in each year  covering the  operations of the
Company for the  preceding  year and its  financial  condition on December 31 of such  year.  Its books and assets are  subject to review or  examination  by the
Commissioner  or  his  agents  at  all  times,  and a  full  examination  of its operations is conducted by the National  Association of Insurance  Commissioners
("NAIC") at least once in every four years.

     In addition,  the Company is subject to the insurance laws and  regulations of the other states in which it is licensed to operate. Generally, the insurance departments  of the states  apply the laws of the  jurisdiction  of  domicile in determining the field of permissible investments.

                                       15

                         LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations  affecting the issue and sale of the  contract  described  in this  prospectus,  as well as the organization  of the  Companies,  their  authority  to  issue  variable  annuity contracts  under  Connecticut  law and the validity of the forms of the variable annuity  contracts  under  Connecticut  law,  have been passed on by the General
Counsel of the Companies.

There are no pending legal  proceedings  affecting  the Separate  Account or the principal  underwriter.  There are no  pending  legal  proceedings  against  the
Company  likely to have a material  adverse affect on the ability of the Company to meet its obligations under the Contract.

                                       16

                                    APPENDIX

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     This SAI  contains  more  specific  information  relating  to the  Separate
Account and financial  statements of The Travelers  Insurance Company. A list of the contents of the SAI is set forth below:

       Description of The Travelers and the Separate Account
         The Insurance Company
         The Separate Account
       Investment Objective and Policies
       The Travelers Growth and Income Stock Account for Variable Annuities
       Description of Certain Types of Investments and Investment Techniques
       Available to the Separate Account
         Writing Covered Call Options
         Buying Put And Call Options
         Futures Contracts
         Money Market Instruments
       Investment Management and Advisory Services
         Advisory and Subadvisory  Fees
         TAMIC
         TIMCO
       Valuation of Assets
       The Board of Managers
       Administrative Services
       Securities Custodian
       Independent Accountants
       Financial Statements

--------------------------------------------------------------------------------

Copies of the  Statement of Additional  Information  dated May 1, 2002 (Form No.
L-11161S),  are available  without charge.  To request a copy,  please clip this coupon on the  dotted  line  above,  enter  your name and  address in the spaces provided,  and mail to: The Travelers Insurance Company,  Annuity Services,  One
Tower Square, Hartford, Connecticut 06183-5030, Attention: Manager

Name:
       -------------------------------------------------------------------------
Address:
          ----------------------------------------------------------------------

                                       17

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                        Group Variable Annuity Contracts

                                    Issued By

                         THE TRAVELERS INSURANCE COMPANY

                        Pension and Profit-Sharing Plans
                              Section 403(b) Plans

L-11161                                                           TIC Ed. 5-2002

================================================================================
        TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
================================================================================

                        GROUP VARIABLE ANNUITY CONTRACTS

                                    issued by

                         THE TRAVELERS INSURANCE COMPANY

                  One Tower Square, Hartford, Connecticut 06183
                             Telephone: 800-842-9368

         The group Variable Annuities described in this Prospectus are available only for use in connection with pension and profit-sharing plans qualified under
Section  401(a) or 403(a) of the Internal  Revenue Code of 1986, as amended (the
"Code").  The basic  purpose  of the  Variable  Annuity  contract  is to provide lifetime Annuity Payments which will vary with the investment performance of one or more Separate Accounts.

         The Separate  Accounts  available  for funding the  Variable  Annuities described in this Prospectus have different investment objectives. The Travelers
Growth and Income Stock  Account for Variable  Annuities  ("Account  GIS") seeks long-term  accumulation of principal through capital  appreciation and retention of net  investment  income.  Account GIS proposes to achieve  this  objective by investing in a portfolio of equity  securities,  mainly common stocks. The basic investment  objective  of  The  Travelers  Quality  Bond  Account  for  Variable
Annuities  ("Account QB") is the selection of investments from the point of view of an  investor  concerned  primarily  with  current  income,  moderate  capital volatility  and total return.  Account QB proposes to achieve this  objective by investing in money market obligations and in publicly traded debt securities.

         This Prospectus sets forth concisely the information  about Account GIS and Account QB (the "Separate  Accounts") that you should know before investing.
Please read it and retain it for future reference.  Additional information about the Separate  Accounts is contained  in a Statement  of  Additional  Information
("SAI") dated May 1, 2002 which has been filed with the  Securities and Exchange
Commission ("SEC") and is incorporated by reference into this Prospectus. A copy may be obtained,  without charge, by writing to The Travelers Insurance Company,
Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, Attention:
Manager, or by calling 800-842-9368. The Table of Contents of the SAI appears in
Appendix A of this Prospectus.

NEITHER  THE  SECURITIES  AND  EXCHANGE  COMMISSION  NOR  ANY  STATE  SECURITIES
COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY  REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE  ANNUITY  CONTRACTS ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT
AGENCY.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2002.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES (ACCOUNT GIS) ......................................    2
     Investment  Objective ................................................    2
     Fundamental  Investment  Policies ....................................    2

THE TRAVELERS QUALITY BOND ACCOUNT FOR
VARIABLE ANNUITIES  (ACCOUNT QB)
                                                                               3

     Benefit in the Event of Termination of a Participant,

                                       i

                                       ii

                            GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION  UNIT:  the basic measure used to determine the value of a contract before Annuity Payments begin.

ANNUITANT: the person on whose life the Variable Annuity contract is issued.

ANNUITY  COMMENCEMENT  DATE: the date on which a Participant's  Annuity Payments are to begin under the terms of the plan.

ANNUITY PAYMENTS: a series of periodic payments for life; for life with either a minimum  number of  payments of a  determinable  sum  assured;  or for the joint lifetime of the Annuitant and another person and thereafter  during the lifetime of the survivor.

ANNUITY  UNIT:  the basic measure used to determine the dollar amount of Annuity
Payments.

BOARD OF MANAGERS:  the persons directing the investment and administration of a managed Separate Account.

CASH  SURRENDER  VALUE:  the  amount  payable  to the Owner or other  payee upon termination of the contract during the lifetime of the Annuitant.

CASH VALUE:  the current value of  Accumulation  Units  credited to the contract less any administrative charges.

COMPANY: The Travelers Insurance Company.

COMPANY'S  HOME  OFFICE:  the  principal  executive  offices  of  The  Travelers
Insurance Company located at One Tower Square, Hartford, Connecticut.

CONTRACT  DATE:  the date on which the contract,  benefits and provisions of the contract become effective.

CONTRACT YEARS: annual periods computed from the Contract Date.

INCOME PAYMENTS:  optional forms of periodic  payments made by the Company which are not based on the life of the Annuitant.

INDIVIDUAL ACCOUNT: Accumulation Units credited to a Participant or beneficiary.

MAJORITY VOTE: a "majority vote of the outstanding voting securities" is defined in the  Investment  Company  Act of 1940 as the lesser of (i) 67% or more of the votes  present at a meeting,  if Contract  Owners  holding  more than 50% of the total voting power of all Contract Owners in the Separate Account are present or represented  by proxy,  or (ii) more than 50% of the total  voting  power of all
Contract Owners in the Separate Account.

NET PURCHASE PAYMENT (NET PREMIUM  PAYMENT):  the amount applied to the purchase of Accumulation  Units,  which is equal to the Purchase  Payment less deductions for sales  expenses,  any applicable  annual  contract charge and any applicable premium taxes.

OWNER:  the entity to which the master  group  contract  is issued,  usually the employer.

OWNER'S ACCOUNT: Accumulation Units credited to the Owner.

PARTICIPANT: an eligible person who participates in the plan.

PARTICIPANT'S  INTEREST:  the Cash Value to which the  Participant  is  entitled under the Plan.

                                      iii

PLAN: the plan under which the contract is issued.

PURCHASE PAYMENT (PREMIUM PAYMENT): a gross amount paid to the Company under the contract during the accumulation period.

SEPARATE ACCOUNT:  assets set aside by the Company, the investment experience of which is kept  separate  from that of other assets of the Company;  for example,
The Travelers Growth and Income Stock Account for Variable Annuities.

VALUATION  DATE:  generally,  a day on which the Separate  Account is valued.  A valuation  date is any day on which  the New  York  Stock  Exchange  is open for trading.  The  value  of the  Accumulation  Units  and  Annuity  Units  will  be determined as of the close of trading on the New York Stock Exchange.

VALUATION  PERIOD:  the  period  between  the close of  business  on  successive
Valuation Dates.

VARIABLE  ANNUITY:  an annuity  contract which provides for accumulation and for
Annuity  Payments  which  vary in  amount  in  accordance  with  the  investment experience of a Separate Account.

THERE ARE ELIGIBILITY  REQUIREMENTS FOR PURCHASERS  DESCRIBED  ELSEWHERE IN THIS
PROSPECTUS.  THIS  PROSPECTUS  DOES NOT CONSTITUTE A SOLICITATION OF AN OFFER TO
ACQUIRE ANY INTEREST OR PARTICIPATION IN THE VARIABLE ANNUITY  DESCRIBED IN THIS
PROSPECTUS TO ANY PERSON WHO IS INELIGIBLE FOR PURCHASE.

                                       iv

                                     SUMMARY

INTRODUCTION
         There are two Separate  Accounts  currently  available  for funding the
Variable Annuity  contracts  described  herein.  The Travelers Growth and Income
Stock Account for Variable  Annuities  (Account  GIS) and The Travelers  Quality
Bond Account for Variable  Annuities (Account QB) are registered with the SEC as diversified,  open-end  management  investment  companies  under the  Investment
Company Act of 1940, as amended (the "1940 Act").

         The  basic  investment  objectives  of  the  Separate  Accounts  are as follows:  Account  GIS--long-term  accumulation  of  principal  through  capital appreciation and retention of net investment income; Account QB--current income, moderate  capital  volatility  and total return.  As is true with all investment companies,  there  can be no  assurance  that  the  objectives  of the  Separate
Accounts will be achieved.

RISK FACTORS
         The investment  experience on equity  investments over a period of time will tend to reflect  levels of stock market prices and dividend  payouts.  Both are affected by diverse  factors,  including  not only business  conditions  and investors'  confidence  in the economy,  but current  conditions in a particular industry  or  company.  The  yield  on  a  common  stock  is  not  contractually determined.  Equity  securities  are subject to financial  risks relating to the earning  stability and overall  financial  soundness of an issue.  They are also subject  to market  risks  relating  to the  effect of  general  changes  in the securities market on the price of a security.

         The  yield on debt  instruments  over a period of time  should  reflect prevailing  interest  rates,  which  depend  on a number of  factors,  including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion,  and investor  expectations as to  future  inflation.  The yield on a  particular  debt  instrument  is also affected  by the risk that the  issuer  will be unable  to apply  principal  and interest.

INVESTMENT ADVISORY SERVICES
         Travelers  Asset   Management   International   Company  LLC  ("TAMIC")
furnishes  investment  management  and advisory  services to Accounts QB and GIS according  to  the  terms  of  written  agreements.  TAMIC  receives  an  amount equivalent  on an annual  basis to  0.3233% of the  average  daily net assets of
Account QB. TAMIC receives an amount  equivalent on an annual basis to a maximum of 0.65% of the aggregate  average daily net assets of Account GIS, scaling down to 0.40%.

         In addition,  The Travelers  Investment  Management  Company  ("TIMCO")
provides  sub-advisory  services in connection with the day to day operations of
Account GIS. For  furnishing  investment  sub-advisory  services to Account GIS,
TIMCO is paid by TAMIC an amount  equivalent  on an annual basis to a maximum of
0.45% of the aggregate  average daily net assets of Account GIS, scaling down to
0.20%. (See "Management," and "Investment Advisory Fees.")

CHARGES AND DEDUCTIONS
         A sales charge equal to 2% (2.04% of the amount  invested) of the gross
Premium Payment is deducted from the Purchase Payments. The sales charge will be reduced by 2% of any applicable  annual contract  charge.  (See "Deductions from
Purchase Payments" and "Annual Contract Charge.")

         There is a $50  annual  contract  charge  assessed  against  each group contract. (See "Annual Contract Charge.")

         A  deduction  of  1.0017%  on an  annual  basis  will  be  made on each
Valuation  Date for mortality  and expense  risks  assumed by the Company.  (See
"Charges and Deductions.")

         A contract may be surrendered (redeemed) for cash, in whole or in part, prior to the commencement of Annuity Payments. There is a surrender charge of 2%
of any Cash Value  surrendered  during the first five contract years. (See "Cash
Surrender (Redemption) or Withdrawal Value.")

         Premium  taxes may apply to  annuities  in a few  states.  These  taxes currently range from 0.5% to 5.0%, depending upon jurisdiction. The Company will deduct any applicable  premium tax from the Contract  Value,  either

                                       v

upon death,  surrender,  or annuitization,  or at the time Purchase Payments are made to the  Contract,  but no earlier than when the Company has a tax liability under state law. (See "Premium Tax.")

ANNUITY PAYMENTS
         At a Participant's  Annuity  Commencement Date (usually at retirement), the  contract  provides  lifetime  Annuity  Payments,  as well as other types of payout plans. (See "Annuity Options" and "Income Options.") If a variable payout is selected,  the payments will continue to vary with the investment performance of the selected Investment Alternatives.

TRANSFERS AND WITHDRAWALS
         In the event that a Participant in the plan is terminated prior to that
Participant's Annuity Commencement Date, the Participant's  interest may be paid in cash or in other forms of payout.  (See "Benefit in the Event of  Termination of a Participant, the Plan or the Contract.")

         Before Annuity or Income  Payments  begin,  transfers may be made among available Investment Alternatives without fee, penalty or charge. (See "Transfer
Between Separate Accounts.")

VOTING RIGHTS
         Owners have certain  voting  rights under the  contracts.  (See "Voting
Rights.")

OTHER PROVISIONS
         The Company  reserves the right to terminate  inactive  contracts under
certain  circumstances.   (See  "Termination  by  the  Company  and  Termination
Amount.")

         The  contracts  will be sold by life  insurance  sales  representatives representing  the  Company  or certain  other  registered  broker-dealers.  (See
"Distribution of Variable Annuity Contracts.")

                                       vi

                                    FEE TABLE

   THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES (GIS)
         THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES (QB)

                                                                                        GIS       QB
CONTRACT OWNER TRANSACTION EXPENSES                                                     ---       --
         Sales Load Imposed on Purchases (as a percentage of purchase payments) ..     2.00%     2.00%
         Surrender Charge (as a percentage of cash value surrendered) ............     2.00%     2.00%
ANNUAL CONTRACT FEE (per group Contract) .........................................   $50.00    $50.00
ANNUAL EXPENSES (as a percentage of average net assets)
         Mortality and Expense Risk Fees .........................................     1.00%     1.00%
         Management Fees .........................................................     0.60%     0.32%
TOTAL ANNUAL EXPENSES ............................................................     1.60%     1.32%

EXAMPLE

THE  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST  OR  FUTURE
EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         If you surrender your contract at the end of the applicable period, you would have paid the  following  expenses on a $1,000  investment,  assuming a 5%
annual return on assets, after:

                                 GIS                        QB
                                 ---                        --
                1 year           $46                        $44
                3 years          $102                       $94
                5 years          $160                       $147
                10 years         $207                       $177

         If you do not  surrender  your  contract  at the end of the  applicable period,  you would  have paid the  following  expenses  on a $1,000  investment, assuming a 5% annual return on assets, after:

                                 GIS                        QB
                                 ---                        --
                1 year           $27                        $24
                3 years          $83                        $74
                5 years          $141                       $127
                10 years         $207                       $177

  The purpose of the Fee Table is to assist Contract Owners in understanding the various  costs  and  expenses  that a  Contract  Owner  will  bear  directly  or indirectly.  For more complete  descriptions  of the various costs and expenses, including  possible  waivers or reductions of these  expenses,  see "Charges and
Deductions," and "Surrender Charge." Expenses shown do not include premium taxes which may be applicable.

                                      vii

                         CONDENSED FINANCIAL INFORMATION

-------------------------------------------------------------------------------

                THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR
        VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY
               UNIT OUTSTANDING THROUGHOUT EACH YEAR (IN DOLLARS)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG
LLP, independent  certified public accountants,  whose report thereon appears in
The  Travelers  Growth and  Income  Stock  Account  (Account  GIS) for  Variable
Annuities Annual Report as of December 31, 2001 and for the years ended December
31, 2001 and 2000. The following  information  on per unit data and  significant ratios and  additional  data for the seven fiscal years ended  December 31, 1998 has been audited by other independent accountants. The information set out below should be read in  conjunction  with the financial  statements and related notes that also  appear in Account  GIS's  Annual  Report,  which is  incorporated  by reference into the Statement of Additional Information.

CONTRACTS ISSUED ON OR AFTER MAY 16,
1983                                                2001       2000**      1999**      1998**      1997**      1996**      1995**
----------------------------------------        ----------  ----------  ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................      .254         .232        .256        .234        .228        .212        .205
   Operating expenses.........................      .343         .416        .385        .303        .228        .175        .140
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Net investment income (loss)...............     (.089)       (.184)      (.129)      (.069)       .000        .037        .065
   Unit Value at beginning of year............    20.498       23.436      19.253      14.955      11.371       9.369       6.917
   Net realized and change in unrealized
     gains (losses)...........................    (3.164)      (2.754)      4.312       4.367       3.584       1.965       2.387
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Unit Value at end of year..................    17,245       20.498      23.436      19.253      14.955      11.371       9.369
                                                ==========  ==========  ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......     (3.25)       (2.94)       4.18        4.30        3.58        2.00        2.45
   Ratio of operating expenses to average net
     assets...................................      1.88%        1.85%       1.85        1.81%       1.70%       1.70%       1.70%
   Ratio of net investment income (loss) to
     average net assets.......................     (.49)%        (.82)%      (.62)       (.41)%       .00%        .36%        .79%
   Number of units outstanding at end of year
     (thousands)..............................    27,482       29,879      32,648      32,051      29,545      27,578      26,688
   Portfolio turnover rate....................        32%          52%         47%         50%         64%         85%         96%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983              2001       2000**      1999**      1998**      1997**      1996**      1995**
----------------------------------------        ----------  ----------  ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA

   Total investment income....................       .266        .242        .267        .243        .233        .216        .208
   Operating expenses.........................       .311        .376        .347        .272        .201        .154        .123
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Net investment income (loss)...............     (.045)       (.134)      (.080)      (.029)       .032        .062        .085
   Unit Value at beginning of year............    21.418       24.427      20.017      15.510      11.763       9.668       7.120
   Net realized and change in unrealized
     gains (losses)...........................    (3.309)      (2.875)      4.490       4.536       3.715       2.033       2.463
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Unit Value at end of year..................    18.064       21.418      24.427      20.017      15.510      11.763       9.668
                                                ==========  ==========  ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......     (3.35)       (3.01)       4.41        4.51        3.75        2.10        2.55
   Ratio of operating expenses to average net
     assets...................................      1.63%        1.60%       1.60%       1.56%       1.45%       1.45%       1.45%
   Ratio of net investment income (loss) to
     average net assets.......................      (.24)%       (.57)%      (.37)%      (.16)%       .24%        .60%       1.02%
   Number of units outstanding at end of year
     (thousands)..............................    10,073       11,413      12,646      13,894      15,194      16,554      17,896
   Portfolio turnover rate....................        32%          52%         47%         50%         64%         85%         96%

    1994**      1993**      1992**
 ----------  ----------  ----------

      .189        .184        .188
      .115        .106        .098
 ----------  ----------  ----------
      .074        .078        .090
     7.007       6.507       6.447

     (.164)       .422       (.030)
 ----------  ----------  ----------
     6.917       7.007       6.507
 ==========  ==========  ==========

      (.09)        .50         .06

      1.65%       1.57%       1.58%

      1.05%       1.15%       1.43%

    26,692      28,497      29,661
       103%         81%        189%

    1994**      1993**      1992**
 ----------  ----------  ----------

      .192        .189        .192
      .100        .092        .085
 ----------  ----------  ----------
      .092        .097        .107
     7.194       6.664       6.587

     (.166)       .433       (.030)
 ----------  ----------  ----------
     7.120       7.194       6.664
 ==========  ==========  ==========

      (.07)        .53         .08

      1.41%       1.33%       1.33%

      1.30%       1.40%       1.67%

    19,557      21,841      22,516
       103%         81%        189%

**   For this time  period,  "Number  of units  outstanding  at end of year" may include annuity units.

                                      C-1

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                 THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE
          ANNUITIES PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                  OUTSTANDING THROUGHOUT EACH YEAR (IN DOLLARS)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG
LLP, independent  certified public accountants,  whose report thereon appears in
The Travelers  Quality Bond Account  (Account QB) for Variable  Annuities Annual
Report as of December  31, 2001 and for the years  ended  December  31, 2001 and
2000.  The following  information  on per unit data and  significant  ratios and additional  data for the seven  fiscal  years ended  December  31, 1998 has been audited by other independent  accountants.  The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account QB's Annual Report,  which is  incorporated  by reference into the Statement of Additional Information.

CONTRACTS ISSUED ON OR AFTER MAY 16,
1983                                                        2001     2000**      1999**     1998**     1997**     1996**    1995**
----------------------------------------                ---------  ---------  ---------- ---------- ----------  ---------  --------
SELECTED PER UNIT DATA
   Total investment income............................      .402       .427        .378       .350       .342       .368      .319
   Operating expenses.................................      .101       .092        .091       .088       .082       .078      .073
                                                        ---------  ---------  ---------- ---------- ----------  ------------------
   Net investment income..............................      .301       .335        .287       .262       .260       .290      .246
   Unit Value at beginning of year....................     6.063      5.810       5.765      5.393      5.060      4.894     4.274
   Net realized and change in unrealized gains
     (losses).........................................     (.055)     (.082)      (.242)      .110       .073      (.124)     .374
                                                        ---------  ---------  ---------- ---------- ----------  --------- --------
   Unit Value at end of year..........................     6.309      6.063       5.810      5.765      5.393      5.060     4.894
                                                        =========  =========  ========== ========== ==========  ========= ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............       .25        .25         .04        .37        .33        .17       .62
   Ratio of operating expenses to average net assets..      1.57%      1.57%       1.57%      1.57%      1.57%      1.57%    1.57%
   Ratio of net investment income to average net
     assets...........................................      4.74%      5.69%       4.97%      4.71%      5.00%      5.87%    5.29%
   Number of units outstanding at end of year
     (thousands)......................................    15,107     14,045      17,412     21,251     21,521     24,804    27,066
   Portfolio turnover rate............................       166%       105%        340%       438%       196%       176%     138%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                      2001     2000**      1999**     1998**     1997**     1996**    1995**
----------------------------------------                ---------  ---------  ---------- ---------- ----------  --------- --------
SELECTED PER UNIT DATA
   Total investment income............................      .421       .446        .393       .363       .353       .379      .328
   Operating expenses.................................      .089       .081        .080       .076       .071       .067      .063
                                                        ---------  ---------  ---------- ---------- ----------  --------- --------
   Net investment income..............................      .332       .365        .313       .287       .282       .312      .265
   Unit Value at beginning of year....................     6.335      6.055       5.994      5.593      5.234      5.050     4.400
   Net realized and change in unrealized gains
     (losses).........................................     (.059)     (.085)      (.252)      .114       .077      (.128)     .385
                                                        ---------  ---------  ---------- ---------- ----------  --------- --------
   Unit Value at end of year..........................     6.608      6.335       6.055      5.994      5.593      5.234     5.050
                                                        =========  =========  ========== ========== ==========  ========= ========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............       .27        .28         .06        .40        .36        .18       .65
   Ratio of operating expenses to average net assets..      1.33%      1.33%       1.33%      1.33%      1.33%      1.33%    1.33%
   Ratio of net investment income to average net
     assets...........................................      4.99%      5.93%       5.22%      4.96%      5.25%      6.12%    5.54%
   Number of units outstanding at end of year
     (thousands)......................................     5,116      5,491       6,224      6,880      7,683      8,549     9,325
   Portfolio turnover rate............................       166%       105%        340%       438%       196%       176%     138%

    1994**     1993**     1992**
  ---------  ---------- ----------

      .310        .299       .311
      .069        .067       .061
  ---------  ---------- ----------
      .241        .232       .250
     4.381       4.052      3.799

     (.348)       .097       .003
  ---------  ---------- ----------
     4.274       4.381      4.052
  =========  ========== ==========

      (.11)        .33        .25
      1.57%       1.57%      1.58%

      5.62%       5.41%      6.38%

    27,033      28,472     20,250
        27%         24%        23%

    1994**     1993**     1992**
  ---------  ---------- ----------

      .318        .306       .317
      .059        .058       .050
  ---------  ---------- ----------
      .259        .248       .267
     4.498       4.150      3.880

     (.357)       .100       .003
  ---------  ---------- ----------
     4.400       4.498      4.150
  =========  ========== ==========

      (.10)        .35        .27
      1.33%       1.33%      1.33%

      5.87%       5.66%      6.61%

    10,694      12,489     13,416
        27%         24%        23%

**   For this time  period,  "Number  of units  outstanding  at end of year" may include annuity units

                                      C-2

             DESCRIPTION OF THE TRAVELERS AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

         The Travelers Insurance Company (the "Company" or "The Travelers") is a
stock  insurance  company  chartered  in 1864 in  Connecticut  and  continuously engaged in the  insurance  business  since that time.  It is licensed to conduct life  insurance  business in all states of the United  States,  the  District of
Columbia,  Puerto Rico,  Guam,  the U.S.  and British  Virgin  Islands,  and the
Bahamas.  The Company's  Home Office is located at One Tower  Square,  Hartford,
Connecticut 06183.

         The  Company  is  indirectly  owned by a  wholly  owned  subsidiary  of
Citigroup Inc.  Citigroup Inc. consists of businesses that produce a broad range of financial services, including asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading.
Among its  businesses  are  Citibank,  Commercial  Credit,  Primerica  Financial
Services,  Salomon Smith  Barney,  Salomon  Smith Barney Asset  Management,  and
Travelers Property Casualty.

THE SEPARATE ACCOUNTS

         Each of the Separate  Accounts  available  under the  Variable  Annuity contracts  described  in this  Prospectus  meets the  definition  of a  separate account under the federal  securities  laws, and will comply with the provisions of the 1940 Act.  Additionally,  the operations of each of the Separate Accounts are subject to the  provisions  of Section  38a-433 of the  Connecticut  General
Statutes  which  authorizes  the  Connecticut  Insurance  Commissioner  to adopt regulations under it. Section 38a-433 contains no restrictions on investments of the Separate Accounts, and the Commissioner has adopted no regulations under the
Section that affect the Separate Accounts.

         Account GIS was  established  on September 22, 1967, and Account QB was established  on July 29,  1974.  Each of these  Separate  Accounts,  although an integral  part of the  Company,  is  registered  with the SEC as a  diversified, open-end  management  investment  company  under  the 1940  Act.  The  assets of
Accounts GIS and QB are invested  directly in securities (such as stocks,  bonds or money market  instruments)  which are compatible  with the stated  investment policies of each account.

GENERAL

         Under Connecticut law, the assets of the Separate Accounts will be held for the exclusive  benefit of the owners of, and the persons entitled to payment under, the Variable Annuity  contracts  offered by this Prospectus and under all other contracts  which provide for accumulated  values or dollar amount payments to  reflect  investment  results  of the  Separate  Accounts.  The assets in the
Separate  Accounts are not chargeable with liabilities  arising out of any other business  which the Company  may  conduct.  The  obligations  arising  under the
Variable Annuity contracts are obligations of the Company.

                             INVESTMENT ALTERNATIVES

         The Investment  Alternatives  available in connection with the Variable
Annuity Contracts described herein each have different investment objectives and fundamental  investment policies, as are set forth below. Neither the investment objectives nor the fundamental  investment  policies of the Separate Account can be changed without a vote of a majority of the outstanding  voting securities of the Separate Account, as defined in the 1940 Act.

                                       1

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)

INVESTMENT ADVISER:        TIMCO

PORTFOLIO MANAGER:         Sandip Bhagat

INVESTMENT OBJECTIVE:      Long-term accumulation of principal through capita
                           appreciation and retention of net investment income.

KEY INVESTMENTS:           Common stock of large U.S. companies.

SELECTION  PROCESS:  Account  GIS  invests  primarily  in stocks  of large  U.S.
companies representing a wide range of industries. Stock selection is based on a quantitative  screening  process which favors  companies  that achieve  earnings growth above consensus expectations,  and whose stocks offer attractive relative value. In order to achieve consistent performance,  TIMCO manages Account GIS to
mirror  the   overall   risk,   sector   weightings   and   growth/value   style
characteristics  of the Standard & Poor's 500 Stock Index ("S&P  500").  The S&P
500 is a value-weighted equity index comprised mainly of large-company stocks.

ADDITIONAL INVESTMENTS,  INVESTMENT STRATEGIES AND TECHNIQUES: Account GIS, to a
lesser extent,  will invest in other securities.  A complete  description of all investments,  and  their  associated  risks,  is  contained  in the  SAI.  These additional investments include, but are not limited to, the following:

         o    fixed-income  securities  such as bonds and notes,  including U.S.
              Government securities;

         o    exchange-traded stock index futures;

         o    covered call options, put options;

         o    foreign securities.

For a complete list of all investments available to Account GIS, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL  RISK  FACTORS:  Account GIS is most subject to equities  risk.  For a complete  discussion of equities risk and other risks carried by the  investment of Account GIS, please refer to the  "Investments,  Practices and Risks" section of  this  prospectus.  Please  see the SAI  for a  detailed  description  of all investments, and their associated risks, available to Account GIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account GIS permit it to:

         1.   invest up to 5% of its assets in the  securities of any one issuer
              (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

         2.   borrow from banks in amounts of up to 5% of its  assets,  but only for emergency purposes;

         3.   purchase  interest in real estate  represented  by securities  for which there is an established market;

         4.   make loans  through  the  acquisition  of a portion of a privately
              placed  issue  of  bonds,   debentures   or  other   evidences  of
              indebtedness  of a type  customarily  purchased  by  institutional investors;

         5.   acquire up to 10% of the voting  securities  of any one issuer (it is the  present  practice  of Account  GIS not to exceed 5% of the voting securities of any one issuer);

                                       2

         6.   make  purchases on margin in the form of short-term  credits which are necessary for the clearance of  transactions;  and place up to
              5% of its net asset value in total margin  deposits for  positions in futures contracts; and

         7.   invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without  registration  under the
              Securities Act of 1933).

                       THE TRAVELERS QUALITY BOND ACCOUNT
                       FOR VARIABLE ANNUITIES (ACCOUNT QB)

INVESTMENT ADVISER:        TAMIC

PORTFOLIO MANAGER:         F. Denney Voss

INVESTMENT OBJECTIVE:      Current income, moderate capital volatility and total
                           return.

KEY INVESTMENTS:           Investment grade debt securities and money market
                           instruments.

SELECTION  PROCESS:  The Account  normally invests at least 80% of its assets in
investment-grade   bonds  and  debt  securities   ("80%   investment   policy").
Investment-grade  bonds and debt  securities  are those  rated  within the three highest categories by Standard & Poors Ratings Group, Moody's Investors Service,
Inc., or any other nationally recognized statistical rating organization, or, if unrated,  determined  to be of  comparable  quality by the adviser.  The adviser expects that the Fund's investments  generally will maintain an average duration of 5 years or less.  Investment  in longer term  obligations  may be made if the manager decides that the investment yields justify a longer term commitment.  No more than 25% of the value of the Account's total assets will be invested in any one industry.  The portfolio will be actively  managed and, under certain market conditions, investments may be sold prior to maturity.

ADDITIONAL  INVESTMENTS,  INVESTMENT  STRATEGIES AND TECHNIQUES:  Account QB may
invest in many types of  fixed-income  securities  and employ  various  types of strategies.  A complete  description of all  investments,  and their  associated risks, is contained in the SAI. These additional  investments  include,  but are not limited to, the following:

     o   treasury bills                        o  bonds, notes, debentures
     o   repurchase agreements                 o  convertible securities
     o   commercial paper                      o  when-issued securities
     o   certificates of deposit               o  interest rate future contracts
     o   banker's acceptances

For a complete list of all investments  available to Account QB, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS:  Account QB is most subject to  fixed-income  securities risk. For a complete discussion of fixed-income  securities risk and other risks carried by the  investment  of Account  QB,  please  refer to the  "Investments,
Practices and Risks" section of this prospectus.

80% INVESTMENT POLICY: The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account QB permit it to:

         1.   invest up to 15% of the value of its assets in the  securities  of any one issuer  (exclusive  of  obligations  of the United  States government  and  its  instrumentalities,  for  which  there  is no limit);

                                       3

         2.   borrow from banks in amounts of up to 5% of its  assets,  but only for emergency purposes;

         3.   purchase  interest in real estate  represented  by securities  for which there is an established market;

         4.   make loans  through  the  acquisition  of a portion of a privately
              placed  issue  of  bonds,   debentures   or  other   evidences  of
              indebtedness  of a type  customarily  purchased  by  institutional investors;

         5.   acquire up to 10% of the voting  securities  of any one issuer (it is the  present  practice  of  Account  QB not to exceed 5% of the voting securities of any one issuer); and

         6.   make  purchases on margin in the form of short-term  credits which are necessary for the clearance of  transactions;  and place up to
              5% of its net asset value in total margin  deposits for  positions in futures contracts.

                                   MANAGEMENT

         The investments and administration of Accounts GIS and QB are under the direction of their Boards of Managers. Subject to the authority of each Board of
Managers, TAMIC and TIMCO furnish investment management and advisory services to
Accounts  GIS and QB.  Additionally,  the  Board of  Managers  for each  managed
Separate Account annually selects an independent public accountant,  reviews the terms of the  management  and  investment  advisory  agreements,  recommends any changes in the fundamental  investment policies (and submits any such changes to
Contract Owners at the annual meeting), and takes any other actions necessary in connection with the operation and management of the managed Separate Accounts.

         TAMIC is a registered  investment adviser that has provided  investment advisory  services since its  incorporation in 1978. It's principal  offices are located  at 242  Trumbull  Street,  Hartford,  Connecticut  06115.  TAMIC  is an
indirect wholly owned subsidiary of Citigroup Inc., a bank holding company.

         TIMCO is a registered  investment adviser that has provided  investment advisory  services since its  incorporation  in 1967. Its principal  offices are located at 100 First Stamford Place,  Stamford,  Connecticut,  0902.  TIMCO is a
subsidiary  of  Salomon  Smith  Barney  Holdings  Inc.  which is a wholly  owned subsidiary of Citigroup Inc.

                                  VOTING RIGHTS

         Owners of the Variable Annuity contracts  participating in Accounts GIS and QB will be  entitled  to vote at their  meetings  on (i) any  change  in the fundamental  investment  policies of or other  policies  related to the accounts requiring  the Owners'  approval;  (ii)  amendment  of the  investment  advisory agreements;  (iii)  election  of the  members  of the Board of  Managers  of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the Owners'  approval;  and (vi) any other  business  which may properly come before the meeting.

         The number of votes which an Owner or a Participant may cast, including fractional  votes,  shall be determined as of the date to be chosen by the Board of  Managers  within 75 days of the date of the  meeting,  and at least 20 days'
written notice of the meeting will be given.

         The number of votes which an Owner may cast in the accumulation  period is equal to the number of  Accumulation  Units credited to the account under the contract.  During  the  annuity  period,  the Owner may cast the number of votes equal to (i) the reserve related to the contract divided by (ii) the value of an
Accumulation Unit. During the annuity period, a Participant's voting rights will decline as the reserve for the contract  declines.  Accounts GIS and QB are also used to fund certain other Variable  Annuity  contracts;  votes  attributable to such other annuities are computed in an analogous manner.

         The Participant's voting rights are set forth in the plan and the plans are  qualified  under  Section  401(a)  or  403(b)  of  the  Code  (Pension  and
Profit-Sharing).  The Company will provide proxy  materials to the Owner or will mail such materials directly to the Participants if requested by the Owner.

         Upon the death of the  Participant,  all voting rights will vest in the beneficiary of the Variable Annuity contract.

                                       4

                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS

         Prior to the sales charge deduction from the first Purchase Payments in a Contract  Year,  an annual  administrative  charge is  deducted.  (See "Annual
Contract  Charge,") A sales charge equal to 2% (2.04% of the amount invested) of the gross  Purchase  Payment is deducted from the Purchase  Payments.  The sales charge  will  be  reduced  by 2% (a  maximum  dollar  amount  of  $1.00)  of any applicable  annual contract  charge.  Maximum and minimum  payments which may be made on behalf of any  Participant  are set forth  under the terms of each plan, and in accordance with the administrative rules of the Company.

         An Owner of a group  Variable  Annuity issued prior to the date of this
Prospectus,  and any Owner of an individual  Variable  Annuity  funded in either
Account  GIS or Account  QB,  may  exchange  their old  Variable  Annuity  for a
Variable Annuity  described in this Prospectus,  provided the Owner is otherwise eligible  for the  purchase.  The  exchange  will be executed at net asset value
(i.e., with no sales or transfer charges).

         An Owner of a Flexible  Premium Annuity  Contract issued by the Company may transfer the Cash  Surrender  Value  accumulated  and available to the Owner under that contract to a Variable Annuity contract described in this Prospectus, provided the Owner is otherwise eligible.

         If a surrender  charge under the Flexible  Premium Annuity  Contract is applicable  to the Cash Value  transferred,  neither the sales  charge  normally applicable  under the  contract  described in this  Prospectus  nor any transfer charge will be applied.  If no surrender charge is applicable under the Flexible
Premium Annuity Contract, there will be no transfer charge, but the sales charge normally  applicable  under the contract  described in this  Prospectus  will be applied.

PREMIUM TAX

         Certain state and local governments  impose premium taxes.  These taxes currently range from 0.5% to 5.0% depending upon jurisdiction.  The Company,  in its sole  discretion  and in  compliance  with any  applicable  state law,  will determine the method used to recover premium tax expenses incurred.  The Company will deduct any  applicable  premium  taxes from the Contract  Value either upon death,  surrender,  annuitization,  or at the time Purchase Payments are made to the  Contract,  but no earlier than when the Company has a tax  liability  under state law.

ANNUAL CONTRACT CHARGE

         There is a $50  annual  contract  charge  assessed  against  each group contract.  The annual  contract  charge  will be  deducted  from the first gross
Purchase  Payment made in each Contract  Year. If no gross  Purchase  Payment is made in a Contract Year,  there is no annual  contract charge for that year. The annual  contract  charge is set at a level no  higher  than the  actual  cost of administrative expenses.

INVESTMENT ADVISORY AND SUB-ADVISORY FEES

         TAMIC furnishes investment  management and advisory services to Account
GIS and Account QB, respectively, according to the terms of written agreements.

         TAMIC  receives an amount  equivalent  on an annual basis to 0.3233% of the average  daily net assets of Account QB. For  investment  advisory  services rendered to Account GIS, TAMIC receives an amount equivalent to the following:

                                       5

         ANNUAL                                    AGGREGATE NET ASSET
     MANAGEMENT FEE                                VALUE OF THE ACCOUNT

         0.65%             of the first            $   500,000,000, plus
         0.55%             of the next             $   500,000,000, plus
         0.50%             of the next             $   500,000,000, plus
         0.45%             of the next             $   500,000,000, plus
         0.40%             of amounts over         $ 2,000,000,000

The advisory fees will be deducted on each valuation date.

         TIMCO  furnishes  sub-advisory  services to Account  GIS  pursuant to a written agreement with TAMIC.

         For furnishing  investment  Sub-Advisory Services to Account GIS, TAMIC pays TIMCO an amount equivalent on an annual basis to the following:

          ANNUAL                                   AGGREGATE NET ASSET
     SUB-ADVISORY FEE                              VALUE OF THE ACCOUNT

         0.45%             of the first            $   700,000,000, plus
         0.275%            of the next             $   300,000,000, plus
         0.25%             of the next             $   500,000,000, plus
         0.225%            of the next             $   500,000,000, plus
         0.20%             of amounts over         $ 2,000,000,000

These fees are calculated daily and paid monthly.

MORTALITY AND EXPENSE RISKS

         While Annuity  Payments will reflect the investment  performance of the
Separate  Accounts,  they will not be  affected  by changes in actual  mortality experience nor will they be affected by any excess in the Company  expenses over expense deductions provided for in the contract.

         The Company is assuming  the risk that  deductions  provided for in the
Variable Annuity contract for sales and administrative  expenses and the minimum death benefit prior to retirement may be  insufficient  to cover the actual cost of such items.

         The mortality  risk assumed by the Company  under the Variable  Annuity contract  arises from the  Company's  obligation  to  continue  to make  monthly
Annuity  Payments,  determined in accordance  with the annuity  tables and other provisions  contained in the contract,  to each Annuitant regardless of how long he or she lives and regardless of how long all Annuitants as a group live.  This assures an Annuitant  that neither his own longevity nor an  improvement in life expectancy  generally  will  have any  adverse  effect  on the  monthly  Annuity
Payments he or she will receive under the  contract,  and relieves the Annuitant from the risk that he or she will outlive the funds which have been  accumulated for retirement.

         For assuming  these risks,  the Company makes a charge of 1.0017% on an annual basis of the value of the  Separate  Account,  which  charge  consists of
0.8500% for  mortality  risks and 0.1517% for expense  risks.  If this charge is insufficient to cover the actual cost of these mortality and expense risks,  the loss  will fall on the  Company.  Conversely,  if the  charge  proves  more than sufficient, any excess will be profit to the Company. All deductions and annuity rates are subject to modification  with respect to Contributions  made on behalf of a  Participant  in any  one  year  in  excess  of  double  the  first  year's
Contribution,  and, in the case of deductions for investment  advisory services, subject to approval of a modification  of the investment  advisory  agreement by
Owners casting a majority of the votes entitled to be cast.

                                       6

CHANGE OF CONTRACT

         The  Company  may,  at any  time,  make any  changes  in the  contract, including retroactive changes, to the extent that the change is required to meet the  requirements  of any  federal  law or  regulation  to which the  Company is subject.

         Except as provided in the paragraph immediately above, no change may be made in the contract  before the fifth  anniversary of the Contract Date, and in no event will changes be made with respect to payments being made by the Company under any Annuity Option which has commenced prior to the date of change. On and after the fifth anniversary of the Contract Date, the Company reserves the right to change the deductions  from Premium  Payments,  the  Termination  Amount (see
"Termination  by the Company and Termination  Amount."),  the calculation of the net investment rate and the Unit Value,  and the Annuity  Tables.  Any change in the  annuity  tables will be  applicable  only to  premiums  received  under the contract after the change.  The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the annual contract charge) may be applicable either to all Owner's Accounts and Individual
Accounts  under  the  contract,  to only the  Owner's  Accounts  and  Individual
Accounts  established  after the change,  or to only premiums received under the contract after the date of change as the Company declares at the time of change.
The  Company  will give notice to the Owner at least 90 days before the date the change is to take effect.

                             THE VARIABLE ANNUITIES

         The group  Variable  Annuities  described in this  Prospectus  are both insurance products and securities.  As insurance  products,  they are subject to the insurance laws and regulations of each state.  The underlying  product is an annuity  under which  Purchase  Payments are paid to the Company and credited to the Owner's contract to accumulate until retirement.

         The  following  brief  description  of the key features of the Variable
Annuity is subject  to the  specific  terms of the  contract  itself.  Reference should also be made to the Special Terms.

GENERAL BENEFIT DESCRIPTION

         Under the Automatic Option, the Company will automatically begin paying
Annuity  Payments to the Owner or  Participant,  as provided in the plan, on the
Participant's Annuity Commencement Date, if the Participant is then living. (See
"Automatic Option.") The Owner or the Participant,  as provided in the plan, may choose instead a number of alternative arrangements for benefit payments. If the
Participant  dies before a payout  begins,  the Company will pay to the Owner or
beneficiary,   as  provided  in  the  plan,  the  Participant's   Interest.  The
Participant's  Interest will be considered  the Cash Value of the  Participant's
Individual Account unless the Company is otherwise instructed by the Owner.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT

         No Purchase  Payments after the first are required to keep the contract in effect.  However, if the Cash Value in a Participant's  Individual Account is
less than $500 and no payment has been applied to the  Participant's  Individual
Account for at least three  years,  the Company  reserves the right to terminate
the  Participant's   Individual   Account  and  move  the  Cash  Value  of  that
Participant's  Individual  Account to the Owner's Account.  If the plan does not allow for this  movement to the Owner's  Account,  the Company will pay the Cash
Value,  adjusted  for any  applicable  premium  tax,  to the  Owner,  or to that
Participant at the direction of the Owner.

The Company  reserves the right to terminate the contract on any Valuation  Date if there is no Cash Value in any  Participant's  Individual  Account  and if the
Cash Value of the Owner's Account,  if any, is less than $500 and no payment has been made for at least three years.  If the contract is terminated,  the Company will pay to the Owner the Cash Value of the Owner's  Account,  if any,  adjusted for any applicable premium tax.

Termination  will not occur until 31 days after the Company has mailed notice of termination  to the Owner or the  Participant,  as provided in the plan,  at the last known address and to any assignee of record.

                                       7

BENEFIT IN THE EVENT OF TERMINATION OF A PARTICIPANT, THE PLAN OR THE CONTRACT

         In  the  event  that,  prior  to the  Annuity  Commencement  Date,  the
Participant terminates participation in the plan, the plan is terminated, or the contract is terminated,  the Owner or that Participant,  as provided in the plan with respect to that Participant's Interest, may elect:

         (a)  if that  Participant  is at least 50  years of age,  to have  that
              Participant's  Interest  applied  to  provide an Annuity or Income
              Payment;

         (b)  if the contract is continued,  to have that Participant's Interest applied  to  continue  as a  paid-up  deferred  annuity  for  that
              Participant;

         (c)  to have the Owner or that  Participant,  as  provided in the plan, receive that Participant's Interest in cash;

         (d)  to apply that Participant's  Interest under the group contract, on the  basis set forth by the  Company  at the time of the  exchange with the same Separate  Accounts as are available  under the group contract; or

         (e)  if that  Participant  becomes a  Participant  under  another group contract of the same type which is in force with the  Company,  to transfer that Participant's Interest to that group contract.

         If the  contract is  continued,  any Cash Value to which a  terminating
Participant is not entitled under the plan will be moved to the Owner's Account.
If the  contract  is  terminated,  the Owner will  receive the Cash Value of the
Owner's Account.

         AUTOMATIC  BENEFIT--In  the  event  of  termination,  unless  otherwise provided  in the plan,  a  Participant's  Interest  will (1) if the  contract is continued,  be applied to continue as a paid-up  deferred  annuity in accordance with option (b), or (2) if the  contract is  terminated,  be paid in cash to the
Owner or that  Participant  as provided in the plan, in  accordance  with option
(c).

         ANNUITY  PAYMENTS--Termination  of this  contract  or the plan will not affect payments being made under any Annuity Option which has commenced prior to the date of termination.

SUSPENSION OF PAYMENTS

         If a  national  stock  exchange  is  closed  (except  for  holidays  or weekends),  or trading is restricted due to an existing  emergency as defined by the SEC so that disposal of the Separate Account's  investments or determination of its net asset  value is not  reasonably  practicable,  or the SEC has ordered that the right of  redemption  (surrender)  be suspended  for the  protection of
Contract  Owners,  the Company may postpone  all  procedures  (including  making
Annuity  Payments) which require  valuation of Separate Accounts until the stock exchange is reopened and trading is no longer restricted.

REQUIRED REPORTS

         As often as required by law,  but at least once in each  Contract  Year before the due date of the first  Annuity  Payment,  the Company  will furnish a report which will show the number of Accumulation Units credited to the contract in each Investment Alternative and the corresponding  Accumulation Unit Value as of the date of the report.  The Company  will keep all  records  required  under federal or state laws.

FEDERAL AND STATE INCOME TAX WITHHOLDING

         The federal tax law requires  income tax  withholding on  distributions from  pension  plans and annuity  contracts,  unless the Owner,  Participant  or beneficiary  elects not to have  withholding  apply.  Some states  also  require withholding from pension and annuity  payments unless the Owner,  Participant or beneficiary  elects not to have withholding  apply. (For further  information on federal withholding, see "Federal Income Tax Withholding.")

                                       8

                             ACCUMULATION PROVISIONS

APPLICATION OF PURCHASE PAYMENTS

         The initial  Purchase  Payment is due and payable  before the  contract becomes  effective.  Each  Purchase  Payment is payable  at the  Company's  Home
Office.

         Each  Purchase  Payment  will be  applied  by the  Company  to  provide
Accumulation Units to the credit of an Owner's Account or an Individual Account, as directed by or provided for in the plan. If the  application for the contract is in good order, the Company will apply the initial Purchase Payment within two business  days of receipt of the Purchase  Payment in the mail at the  Company's
Home Office.  If the application is not in good order,  the Company will attempt to get it in good order within five business  days. If it is not complete at the end of this period,  the Company will inform the applicant of the reason for the delay and that the  Purchase  Payment  will be returned  immediately  unless the applicant  specifically  consents to the Company  keeping the  Purchase  Payment until the  application  is  complete.  Once the  application  is  complete,  the
Purchase Payment will be applied within two business days. All Purchase Payments will initially be applied to the Owner's  Account.  Distributions  to Individual
Accounts will be allowed in accordance with the terms of "Distribution  from One
Account to Another Account."

NUMBER OF ACCUMULATION UNITS

         The number of  Accumulation  Units to be credited to an Owner's Account or an  Individual  Account  in each  Investment  Alternative  upon  payment of a
Purchase  Payment will be determined by dividing the Purchase Payment applied to the  Investment  Alternative  by the  current  Accumulation  Unit  Value of that
Investment Alternative.

ACCUMULATION UNIT VALUE

         The  dollar  value  of  an   Accumulation   Unit  for  each  Investment
Alternative  was  established  at  $1.00  at  its  inception.  The  value  of an
Accumulation  Unit on any Valuation Date is determined by multiplying  the value on the immediately preceding Valuation Date by the net investment factor for the
Valuation Period just ended. The value of an Accumulation Unit on any date other than a  Valuation  Date  will be  equal to its  value as of the next  succeeding
Valuation Date. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR

         Each Separate Account's net investment rate for any Valuation Period is equal to the gross investment rate for that Separate Account less a deduction of
0.0000363  for  Account  QB, and  0.0000398  for Account GIS for each day in the
Valuation Period. The gross investment rate for the Valuation Period is equal to
(i) the  investment  income and capital  gains and losses,  whether  realized or unrealized,  on the assets of the  Separate  Account  less a  deduction  for any applicable  taxes,  including  income taxes arising from income and realized and unrealized capital gains of the Separate Account,  divided by (ii) the amount of the assets at the beginning of the Valuation Period.

         At the present  time,  no federal  taxes are deducted from the Separate
Accounts.  (See "Federal Tax  Considerations.")  The gross investment rate for a
Separate Account may be either positive or negative.

         The net  investment  factor for a Separate  Account  for any  Valuation
Period is the sum of 1.000000 plus the net investment rate.

CASH VALUE

         The Cash Value of an Owner's  Account or an  Individual  Account on any
date will be equal to the sum of the accumulated values in the Separate Accounts credited to that Owner's Account or Individual Account. The accumulated value in a Separate  Account is equal to the number of Accumulation  Units credited to an
Owner's Account or an Individual Account in that Separate Account, multiplied by the Accumulation Unit Value for that Separate Account.

CASH SURRENDER (REDEMPTION) OR WITHDRAWAL VALUE

                                       9

         Before the due date of a  Participant's  first  Annuity  Payment,  upon receipt  of  a  written  request  in  proper  form  (including  the  appropriate countersignature  of a Travelers agent), the Company will pay all or any portion of that Participant's Interest,  adjusted for any applicable premium tax, to the
Owner or the  Participant,  as provided in the plan. The Owner's  Account may be surrendered  for  cash as  provided  in the  plan  without  the  consent  of any
Participant.  The Company may defer  payment of any Cash  Surrender  Value for a period of not more than seven days after the  request in proper form is received in the mail at the Company's Home Office, but it is its intent to pay as soon as possible.

         The Cash  Value may be more or less  than the  Purchase  Payments  paid depending  on the  value  of the  contract  at the time of  surrender.  (For the
federal   income   tax   consequences   of   surrenders,    see   "Federal   Tax
Considerations.")

         The Cash Surrender  Value of an Account is equal to the Cash Value less any  applicable  surrender  charge or premium taxes  incurred.  (See  "Surrender
Charge.")

SURRENDER CHARGE

         If the Owner  terminates  an  account,  in whole or in part,  while the contract  remains  in force,  and the Cash  Value of the  terminated  account is either to be paid in cash to the Owner or a Participant  or to be transferred to any  other  funding  vehicle,  a  surrender  charge  of 2%  of  any  Cash  Value surrendered  during the first five  contract  years  will be  deducted  from the terminating account. There is no surrender charge after the fifth contract year.
A surrender  charge will not be assessed if the Cash Value is payable  under the terms of the Plan as a  retirement  benefit  effected no earlier than five years prior to the  Participant's  normal retirement date, or as a death or disability benefit.  The  surrender  charge will  reimburse the Company only for its actual administrative costs in establishing group contracts.

         The use of a percentage surrender charge weighs disproportionately upon
Participants with large dollar amounts in their accounts, and who surrender Cash
Value during the first five contract years.

REINVESTMENT PRIVILEGE

         If an Owner or a Participant  has  surrendered  his or her account,  in whole  or in  part,  in  anticipation  of  investing  in  another  tax-qualified investment medium, and has not previously exercised a reinvestment  privilege as to any Separate  Accounts  described in this  Prospectus,  he or she may, if the proceeds have not lost their  tax-qualified  status under the Code, reinvest the
proceeds  in  the  Separate   Accounts.   Amounts  will  be  reinvested  at  the
Accumulation  Unit Value  (without a sales  charge)  next  calculated  after the payment is received in the mail by the Company.  The  reinvestment  must be made within  30  days  after  the  date  of the  redemption.  Before  an  Owner  or a
Participant surrenders his or her account, in whole or in part, he or she should consult his or her tax adviser to be sure that the  proceeds  will retain  their tax-qualified status.

TRANSFER BETWEEN SEPARATE ACCOUNTS

         At any time up to 30 days before the due date of a Participant's  first
Annuity  Payment,  upon  written  request  to the  Company  by the  Owner or the
Participant,  as provided  in the plan,  all or any part of the Cash Value in an
Individual  Account may be  transferred  from one Separate  Account to any other
Separate Account described in this Prospectus. The Company reserves the right to limit the number of  transfers  between  Separate  Accounts,  but will not limit transfers in an Owner's Account or an Individual Account to less than one in any six-month  period.  The number of  Accumulation  Units  credited to the Separate
Account from which the transfer is made will be reduced.  The reduction  will be determined by dividing the amount transferred by the Accumulation Unit Value for that Separate  Account as of the next valuation  after the Company  receives the request  in the  mail at its Home  Office.  The  number  of  Accumulation  Units credited  to the  Separate  Account  from  which  the  transfer  is made will be increased.  The increase will be determined by dividing the amount  transferred, less the Separate  Account transfer  charge,  if any, by the  Accumulation  Unit
Value for that  Separate  Account  as of the next  valuation  after the  Company receives the written request from the Owner or the  Participant,  as provided in the plan, at its Home Office.  There is currently no Separate  Account  transfer charge. Once a Participant's Annuity Payments begin, no further transfers in the
Participant's Individual Account may be made between the Separate Accounts.

                                       10

DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

         The Owner may, as provided in the plan,  distribute Cash Value from the
Owner's  Account  to one or more  Individual  Accounts.  There is  currently  no account distribution charge.

         No distribution will be allowed between Individual Accounts.

         The Owner may, as required  and  provided in the plan,  move Cash Value from any or all Individual Accounts to the Owner's Account without a charge.

                                PAYOUT PROVISIONS

GENERAL

         Annuity Payments for a particular  Participant will ordinarily begin on that  Participant's  Annuity  Commencement  Date as stated in the  Participant's
Certificate.  However,  a later Annuity  Commencement Date may be elected.  This
Annuity Commencement Date must be before the Participant's 70th birthday, unless the Company  consents to a later date.  Federal income tax law requires that the
Annuitant  commence  certain  minimum  distribution  payments  from  pension and profit-sharing  plans after the Participant  reaches the age of 70 1/2, and that certain  patterns of payment be commenced  or  continued  after the death of the
Annuitant.  A number of payout options are available (see "Annuity  Options" and
"Income Options.").

SEPARATE ACCOUNT ALLOCATION

         When Annuity Payments commence,  the accumulated value in each Separate
Account  will be  applied to  provide  an  Annuitant  with the amount of Annuity
Payments varying with the investment  experience of that same Separate  Account.
As  described  in  "Transfer  Between  Separate  Accounts,"  Cash  Value  may be
transferred  from one  Separate  Account to another in order to  reallocate  the basis on which Annuity Payments will be determined.

DETERMINATION OF FIRST PAYMENT

         The  contract  contains  tables  used to  determine  the first  monthly
Annuity Payment.  The amount applied to effect an annuity will be the Cash Value of the contract as of 14 days before the date Annuity Payments commence less any applicable premium taxes not previously deducted.

         The amount of the first monthly  payment  depends on the Annuity Option elected (see  "Automatic  Option") and the  adjusted age of the  Participant.  A formula for  determining  the adjusted age is  contained  in the  contract.  The tables are determined from the Progressive  Annuity Table assuming births in the year 1900 and an assumed  annual net  investment  rate of 3.5%.  The total first monthly  Annuity  Payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the  contract by the number of thousands of dollars of value of the contract  applied to that Annuity Option.  The Company  reserves the right to require proof of age before Annuity Payments begin.

ANNUITY UNIT VALUE

         The dollar value of an Annuity Unit for each Investment Alternative was established  at $1.00 at  inception.  The  value  of an  Annuity  Unit as of any
Valuation  Date is determined 14 days in advance in order to allow adequate time for the required  calculations and mailing of annuity checks in advance of their due  dates.  (If the  date  14 days in  advance  is not a  Valuation  Date,  the calculation is made on the next following  Valuation Date, which would generally be 13 or 12 days in advance.)

         Specifically,  the Annuity Unit Value for an Investment  Alternative as
of a  Valuation  Date is  equal  to (a) the  value  of the  Annuity  Unit on the immediately preceding Valuation Date multiplied by (b) the net investment factor for the  Valuation  Period  ending  on or next  following  14 days  prior to the current Valuation Date, divided by (c) the assumed net investment factor for the
Valuation  Period.  (For example,  the assumed net investment factor based on

                                       11

an annual assumed net investment rate of 3.5% for a Valuation  Period of one day is 1.0000942 and, for a period of two days, is 1.0000942 x 1.0000942.)

         The value of an Annuity Unit as of any date other than a Valuation Date is equal to its value on the next succeeding Valuation Date.

NUMBER OF ANNUITY UNITS

         The number of Annuity  Units  credited to the contract is determined by dividing the first  monthly  Annuity  Payment  attributable  to each  Investment
Alternative  by the  Investment  Alternative's  Annuity Unit Value as of the due
date of the first  Annuity  Payment.  The number of Annuity  Units remains fixed during the annuity period.

DETERMINATION OF SECOND AND SUBSEQUENT PAYMENTS

         The dollar amount of the second and subsequent  Annuity Payments is not predetermined  and may  change  from  month  to month  based  on the  investment experience of the applicable Investment Alternative. The actual amounts of these payments are determined by  multiplying  the number of Annuity Units credited to the contract in each Investment  Alternative by the  corresponding  Annuity Unit
Value as of the date on which  payment is due. The interest  rate assumed in the annuity  tables would produce a level Annuity Unit Value and,  therefore,  level
Annuity  Payments if the net  investment  rate remained  constant at the assumed rate. In fact,  payments will vary up or down as the net investment  rate varies up or down from the  assumed  rate,  and there  can be no  assurance  that a net investment rate will be as high as the assumed rate.

ANNUITY OPTIONS

         Subject to conditions  described in "Election of Options" and the plan, all or any part of a Participant's  Interest otherwise payable in one sum to the
Owner or that Participant on that  Participant's  Annuity  Commencement  Date or prior Cash Surrender of an Individual  Account, or amounts payable in one sum to the  beneficiary  upon the death of that  Participant,  may be paid under one or more of the Annuity Options described below.

         AUTOMATIC  OPTION--Unless  otherwise  specified  in the  plan and if no election has been made, and if the  Participant is living and has a spouse,  the
Company  will,  on that  Participant's  Annuity  Commencement  Date,  pay to the
Participant  the first of a series of Annuity  Payments based on the life of the
Participant as the primary payee and the Participant's spouse in accordance with
Option 5. If the  Participant  is living and no  election  has been made and the
Participant has no spouse,  the Company will, on the Annuity  Commencement Date, pay to the  Participant  the first of a series of Annuity  Payments based on the life of the  Participant,  in accordance with Option 2 with 120 monthly payments assured.

         OPTION  1--LIFE  ANNUITY--NO  REFUND:  The  Company  will make  monthly
Annuity  Payments  during the  lifetime of the person on whose life the payments are based,  terminating  with the last monthly  payment  preceding  death.  This option  offers the maximum  monthly  payment  preceding  death since there is no assurance of a minimum  number of payments or provision  for a death benefit for beneficiaries.  It would be  possible  under  this  option to  receive  only one
Annuity  Payment if the Annuitant died before the due date of the second Annuity
Payment, only two if the Annuitant died before the third Annuity Payment, etc.

         OPTION 2--LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY  PAYMENTS  ASSURED:
The Company will make monthly Annuity Payments during the lifetime of the person on whose life payments are based,  with the  agreement  that if, at the death of that person,  payments  have been made for less than 120, 180 or 240 months,  as elected,  payments  will be continued  during the remainder of the period to the beneficiary  designated.  The  beneficiary  may  instead  receive  a single  sum settlement  equal  to the  discounted  value  of the  future  payments  with the interest rate  equivalent  to the  assumption  originally  used when the annuity began.

         OPTION  3--UNIT  REFUND LIFE  ANNUITY:  The Company  will make  monthly
Annuity  Payments  during the lifetime of the person on whose life  payments are based,  terminating  with the last  payment due before the death of that person, provided  that, at death,  the  beneficiary  will receive in one sum the current dollar  value of the  number of  Annuity  Units  equal to (a) minus (b) (if that difference is positive)  where (a) is the total amount  applied

                                       12

under the option  divided by the Annuity Unit Value on the due date of the first
Annuity  Payment,  and (b) is the  product  of the number of the  Annuity  Units represented by each payment and the number of payments made.

         OPTION 4--JOINT AND LAST SURVIVOR LIFE ANNUITY--NO  REFUND: The Company
will make monthly Annuity  Payments during the joint lifetime of the two persons on whose lives payments are based,  and during the lifetime of the survivor.  No further  payments will be made following the death of the survivor.  It would be possible  under  this  option  to  receive  only  one  Annuity  Payment  if both
Annuitants died before the due date of the second Annuity  Payment,  only two if they died before the third Annuity Payment, etc.

         OPTION 5 -- JOINT AND LAST  SURVIVOR LIFE  ANNUITY--ANNUITY  REDUCES ON
DEATH OF PRIMARY PAYEE:  The Company will make monthly  Annuity  Payments during the lifetime of the two persons on whose lives  payments  are based.  One of the two  persons  will  be  designated  as the  primary  payee.  The  other  will be designated  as the secondary  payee.  On the death of the  secondary  payee,  if survived by the primary payee, the Company will continue to make monthly Annuity
Payments  to the primary  payee in the same amount that would have been  payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the  secondary  payee,  the Company will continue to make Annuity
Payments to the secondary payee, in an amount equal to 50% of the payments which would have been made  during  the  lifetime  of the  primary  payee.  No further payments will be made following the death of the survivor.

         OPTION 6 -- OTHER  ANNUITY  OPTIONS:  The  Company  will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

         Instead of the  Annuity  Options  described  above,  and subject to the conditions  described under "Election of Options," and the plan, all or any part of a Participant's  Interest  otherwise  payable in one sum to the Owner or that
Participant  on the  Participant's  Annuity  Commencement  Date  or  prior  Cash
Surrender  of an  Individual  Account,  or  amounts  payable  in one  sum to the beneficiary upon the death of the Participant,  may be paid under one or more of the Income Options described below.

         OPTION  1--PAYMENTS  OF A FIXED  AMOUNT:  The  Company  will make equal monthly  payments of the amount  elected until the Cash Value applied under this
option  has  been   exhausted.   The  final  payment  will  include  any  amount
insufficient to make another full payment.

         OPTION  2--PAYMENTS  FOR A FIXED PERIOD:  The Company will make monthly payments  for the number of years  selected.  The amount of each payment will be equal to the  remaining  Cash Value  applied  under this  option  divided by the number of remaining payments.

         OPTION  3--INVESTMENT  INCOME:  The Company will make monthly  payments during the  lifetime  of the  primary  payee,  or for the period  agreed on. The amount payable will be equal to the excess, if any, of the Cash Value under this option over the amount applied under this option. No payment will be made if the
Cash Value is less than the amount applied,  and it is possible that no payments would  be made  for a  period  of  time.  Payments  under  this  option  are not considered  to be Annuity  Payments and are taxable in full as ordinary  income.
This Option will  generally be  inappropriate  under federal tax law for periods that exceed the Participant's attainment of age 70 1/2.

         The Cash Value used to determine the amount of any Income  Payment will be calculated as of 14 days before the date an Income Payment is due and will be determined  on the same basis as the Cash Value of the  contract,  including the deduction for mortality  risks.  Income Options  differ from Annuity  Options in that the amount of the payments  made under Income  Options are unrelated to the length of life of any  person.  Although  the  Company  continues  to deduct the charge for  mortality  and  expense  risks,  it assumes no  mortality  risks for amounts  applied  under any Income  Option.  Moreover,  except  with  respect to lifetime  payments of  investment  income  under Income  Option 3,  payments are unrelated to the actual life span of any person. Thus, the Annuitant may outlive the payment period.

         While Income Options do not directly  involve  mortality  risks for the
Company, a Contract Owner may elect to apply the remaining Cash Value to provide an Annuity  at the  guaranteed  rates  even  though  Income  Payments  have been received under an Income Option. Before an Owner or the Participant, as provided in the plan,  makes any

                                       13

Income Option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

ELECTION OF OPTIONS

         Election of an option must be made in writing in a form satisfactory to the Company.  Any election made during the lifetime of the  Participant  must be made by the Owner or the Participant,  as provided in the plan. The terms of the options elected by some  Participants or beneficiaries may be restricted to meet the  requirements of Section  401(a)(9) of the Internal Revenue Code. If, at the
death of a  Participant,  there is no election  in effect for that  Participant, election  of an option  must be made by the  beneficiary  entitled  to any death benefit  payable in one sum under the contract.  The minimum  amount that can be placed  under an  Annuity or Income  Option  will be $2,000  unless the  Company consents to a lesser amount.  If any monthly  periodic  payment due any payee is less than $20, the Company  reserves the right to make payments at less frequent intervals.

                           FEDERAL TAX CONSIDERATIONS

GENERAL

         The Company is taxed as a life insurance  company under Subchapter L of the Code. The Separate Accounts that form the investment  alternatives described herein are  treated as part of the total  operations  of the Company and are not taxed  separately.  Investment  income and gains of a Separate  Account that are credited to a purchaser's  contract of insurance incur no current federal income tax. Generally, amounts credited to a contract are not taxable until received by the Owner, participant or beneficiary, either in the form of Annuity Payments or other distributions. Tax consequences and limits are described further below for each annuity program.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified pension or profit-sharing  trust described in Section
401(a)  of the Code and  exempt  from tax  under  Section  501(a)  of the  Code,
Purchase  Payments  made  by an  employer  are  not  currently  taxable  to  the
Participant and increases in the value of a contract are not subject to taxation until received by a Participant or beneficiary.

         Distributions  in the form of Annuity or Income Payments are taxable to the  Participant or beneficiary as ordinary  income in the year of receipt.  Any distribution that is considered the  Participant's  "investment in the contract"
is treated as a return of capital  and is not  taxable.  Payments  under  Income
Option 3 are  taxable  in full.  Certain  lump-sum  distributions  described  in
Section 402 of the Code may be eligible for special ten-year  forward  averaging treatment for  individuals  born before January 1, 1936. All  individuals may be eligible for favorable  five-year forward  averaging of lump-sum  distributions.
Certain  eligible  rollover  distributions   including  most  partial  and  full
surrenders or  term-for-years  distributions  of less than 10 years are eligible for direct rollover to an eligible  retirement plan or to an IRA without federal income tax withholding.

         An  additional  tax of 10%  will  apply  to  any  taxable  distribution received by the Participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early  retirement  at or  after  the  age  of  55.  There  are  other  statutory exceptions.

FEDERAL INCOME TAX WITHHOLDING

         The portion of a distribution  which is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section
3405 of the Code. The application of this provision is summarized below.

         1.   ELIGIBLE  ROLLOVER  DISTRIBUTION  FROM  SECTION  403(B)  PLANS  OR
              ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

                                       14

              There is a mandatory 20% tax  withholding  for plan  distributions that are eligible for rollover to an IRA or to another  retirement plan but that are not directly  rolled over. A  distribution  made directly to a Participant or beneficiary may avoid this result if:

              (a)  a periodic  settlement  distribution  is elected based upon a life or life expectancy calculation, or

              (b)  a complete term-for-years  settlement distribution is elected for a period of ten years or more, payable at least annually,
                   or

              (c)  a minimum required  distribution as defined under the tax law is  taken  after  the  attainment  of the age of 70 1/2 or as otherwise required by law.

              A distribution  including a rollover that is not a direct rollover will require the 20% withholding, and a 10% additional tax penalty may apply to any amount not added  back in the  rollover.  The 20%
              withholding  may be recovered when the  Participant or beneficiary files a personal  income tax return for the year if a rollover was completed  within 60 days of receipt  of the funds,  except to the extent that the  Participant  or spousal  beneficiary is otherwise underwithheld or short on estimated taxes for that year.

         2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

              To the extent not  described as  requiring  20%  withholding  in 1
              above,   the  portion  of  a   non-periodic   distribution   which
              constitutes  taxable  income will be subject to federal income tax withholding,  to the extent such  aggregate  distributions  exceed
              $200 for the year,  unless the recipient  elects not to have taxes withheld.  If an election out is not provided,  10% of the taxable distribution  will be  withheld as federal  income  tax.  Election forms will be provided at the time  distributions  are  requested.
              This form of withholding applies to all annuity programs.

         3.   PERIODIC  DISTRIBUTIONS   (DISTRIBUTIONS  PAYABLE  OVER  A  PERIOD
              GREATER THAN ONE YEAR)

              The portion of a periodic  distribution which constitutes  taxable income will be subject to federal income tax withholding under the wage withholding  tables as if the recipient were married claiming three  exemptions.  A recipient may elect not to have income taxes withheld or have  income  taxes  withheld  at a different  rate by providing  a  completed  election  form.  Election  forms  will be provided at the time  distributions  are  requested.  This form of withholding  applies  to all  annuity  programs.  As of January 1,
              2001, a recipient  receiving  periodic payments (e.g.,  monthly or annual  payments  under an Annuity  Option) which total $15,150 or less per  year,  will  generally  be exempt  from the  withholding requirements.

         Recipients  who  elect  not to have  withholding  made are  liable  for payment of federal income tax on the taxable  portion of the  distribution.  All recipients  may also be subject to  penalties  under the  estimated  tax payment rules if withholding and estimated tax payments are not sufficient.

         Recipients  who do not  provide  a  social  security  number  or  other
taxpayer   identification   number  will  not  be  permitted  to  elect  out  of
withholding.  Additionally,  United  States  citizens  residing  outside  of the country, or U.S. legal residents  temporarily  residing outside the country, are not permitted to elect out of withholding.

                                       15

TAX ADVICE

         Because of the  complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person  contemplating  purchase of an annuity contract and by an Owner, Participant or beneficiary who may make elections under a contract. It should be understood  that the foregoing  description  of the federal income tax consequences  under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed  here. It should be understood that if a tax-benefited plan loses its exempt status,  employees could lose some of the tax benefits described. For further information,  a qualified tax adviser should be consulted.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company intends to sell the Contracts in all jurisdictions where it is  licensed  to do  business  and where the  Contract  is  approved.  Any sales representative  or employee  who sells the  Contracts  will be qualified to sell variable  annuities under applicable  federal and state laws. Each broker-dealer is registered  with the SEC under the  Securities  Exchange Act of 1934, and all are  members of the NASD.  The  principal  underwriter  and  distributor  of the
Contracts is Travelers Distribution LLC (TDLLC), One Tower Square,  Hartford, CT
06183. TDLLC is affiliated with the Company and the Separate Account.

         Up-front  compensation  paid to sales  representatives  will not exceed
8.00%  of the  purchase  payments  made  under  the  Contracts.  If  asset-based compensation  is paid,  it will  not  exceed  2% of the  average  account  value annually.  From time to time,  the Company may pay or permit  other  promotional incentives, in cash, credit or other compensation.

                                STATE REGULATION

         The  Company  is  subject  to the  laws  of the  state  of  Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement in a prescribed form must be filed with that Commissioner on or before March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year.  Its books and assets are subject to review or  examination by the
Commissioner  or  his  agents  at  all  times,  and a  full  examination  of its operations is conducted by the National  Association of Insurance  Commissioners
("NAIC") at least once in every four years.

         In  addition,  the  Company  is  subject  to  the  insurance  laws  and regulations  of the other states in which it is licensed to operate.  Generally, the insurance  departments of the states apply the laws of the  jurisdiction  of domicile in determining the field of permissible investments.

                                       16

                         LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations  affecting the issue and sale of the  contract  described  in this  prospectus,  as well as the organization  of the  Companies,  their  authority  to  issue  variable  annuity contracts  under  Connecticut  law and the validity of the forms of the variable annuity  contracts  under  Connecticut  law,  have been passed on by the General
Counsel of the Companies.

There are no pending legal  proceedings  affecting  the Separate  Account or the principal  underwriter.  There are no  pending  legal  proceedings  against  the
Company  likely to have a material  adverse affect on the ability of the Company to meet its obligations under the Contract.

                                       17

                                   APPENDIX A

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information relating to the Separate Accounts and financial  statements of The Travelers Insurance Company. A list of the contents of the SAI is set forth below:

         Description of The Travelers and the Separate Accounts
              The Insurance Company
              The Separate Accounts
         Investment Objectives and Policies
              The Travelers Growth and Income Stock Accounts for Variable
                Annuities
              The Travelers Quality Bond Account for Variable Annuities
         Description of Certain Types of Investments and Investment Techniques
            Available to the Separate Accounts
              Writing Covered Call Options
              Buying Put and Call Options
              Futures Contracts
              Money Market Instruments
         Investment Management and Advisory Services
              Advisory and Subadvisory Fees
              TAMIC
              TIMCO
         Valuation of Assets
         The Board of Managers
         Administrative Services
         Securities Custodian
         Independent Accountants
         Financial Statements

-- -- -- --  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -

Copies of the  Statement of Additional  Information  dated May 1, 2002 (Form No.
L-11162S),  are available  without charge.  To request a copy,  please clip this coupon on the  dotted  line  above,  enter  your name and  address in the spaces provided below, and mail to: The Travelers Insurance Company,  Annuity Services,
One Tower Square, Hartford, Connecticut 06183-5030.

Name:
     ---------------------------------------------------------------------------

Address:
         -----------------------------------------------------------------------

                                       18

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                                       AND

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                        GROUP VARIABLE ANNUITY CONTRACTS

                                    Issued By

                         THE TRAVELERS INSURANCE COMPANY

                       Pension and Profit-Sharing Programs

L-11162                                                           TIC Ed. 5-2002

================================================================================
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
================================================================================

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                    issued by

                         THE TRAVELERS INSURANCE COMPANY
                  One Tower Square, Hartford, Connecticut 06183
                             Telephone: 800-842-9368

The basic purpose of the variable annuity contract  described in this Prospectus is to provide  lifetime  annuity  payments  which will vary with the  investment performance of one or more Separate  Accounts.  The contracts  described in this
Prospectus are available for use by purchasers who  previously  held  individual nonqualified contracts issued by The Travelers Insurance Company ("Company") and funded by The Travelers Fund B for Variable  Contracts and/or The Travelers Fund
B-1 for  Variable  Contracts  (Contract  Numbers  VG-30  and  LVA-10FB)  and who
exchanged such contracts in 1993 for the contracts  offered by this  Prospectus.
The  Contracts  described  herein  are not  available  for new  sales,  although additional  purchase  payments  may be  made  by  purchasers  who  own  existing contracts.

The Separate Accounts available for funding the variable annuities  described in this Prospectus have different investment  objectives.  The Travelers Growth and
Income Stock  Account for Variable  Annuities  ("Account  GIS") seeks  long-term accumulation  of principal  through  capital  appreciation  and retention of net investment  income,  by investing in a portfolio  of equity  securities,  mainly common  stocks.  The  Travelers  Quality  Bond  Account for  Variable  Annuities
("Account QB") seeks to select investments from the point of view of an investor concerned  primarily with current income,  moderate capital volatility and total return.  Account QB proposes to achieve  this  objective  by  investing in money market instruments and publicly traded debt securities. The Contract Owner bears the investment risk.

This Prospectus sets forth concisely the information about the Separate Accounts that you should know before  investing.  Please read it and retain it for future reference.  Additional information about the Separate Accounts is contained in a
Statement of  Additional  Information  ("SAI")  dated May 1, 2002 which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference  into this  Prospectus.  A copy may be obtained,  without  charge,  by writing to The Travelers Insurance Company,  Annuity Services, One Tower Square,
Hartford,   Connecticut   06183-5030,   Attention:   Manager,   or  by   calling
800-842-9368.  The Table of  Contents  of the SAI  appears in Appendix A of this
Prospectus.

NEITHER  THE  SECURITIES  AND  EXCHANGE  COMMISSION  NOR  ANY  STATE  SECURITIES
COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY  REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE  ANNUITY  CONTRACTS ARE NOT DEPOSITS OF ANY BANK AND ARE NOT INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT
AGENCY.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2002.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES (ACCOUNT GIS ........................................   2
  Investment Objective .....................................................   2
  Fundamental Investment Policies ..........................................   2

THE TRAVELERS QUALITY BOND ACCOUNT

    Minimum Accumulated Value Benefit Upon Election of an Annuity-Account QB   9

                                       i

                                       ii

                            GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION  UNIT:  basic  measure  used to  determine  the value of a contract before Annuity Payments begin.

ANNUITANT: the person on whose life the Variable Annuity contract is issued.

ANNUITY PAYMENTS: a series of periodic payments for life; for life with either a minimum  number of  payments or a  determinable  sum  assured;  or for the joint lifetime of the Annuitant and another person and thereafter  during the lifetime of the survivor.

ANNUITY  UNIT:  the basic measure used to determine the dollar amount of Annuity
Payments.

BOARD OF MANAGERS:  the persons directing the investment and administration of a managed Separate Account.

CASH  SURRENDER  VALUE  (REDEMPTION  VALUE):  the amount payable to the Owner or other  payee  upon  termination  of the  contract  during  the  lifetime  of the
Annuitant.

CASH VALUE:  the current value of  Accumulation  Units  credited to the contract less any administrative charges.

COMPANY: The Travelers Insurance Company. Also referred to as "us" or "we."

COMPANY'S HOME OFFICE: the principal offices of The Travelers  Insurance Company located at One Tower Square, Hartford, Connecticut.

CONTRACT DATE: the date on which the contract,  benefits,  and the provisions of the contract become effective.

CONTRACT YEARS: annual periods computed from the Contract Date.

INCOME PAYMENTS:  optional forms of periodic  payments made by the Company which are not based on the life of the Annuitant.

MAJORITY VOTE: a "majority vote of the outstanding voting securities" is defined in the  Investment  Company  Act of 1940 as the lesser of (i) 67% or more of the votes  present at a meeting,  if Contract  Owners  holding  more than 50% of the total voting power of all Contract Owners in the Separate Account are present or represented  by proxy,  or (ii) more than 50% of the total  voting  power of all
Contract Owners in the Separate Account.

MATURITY DATE: the date on which the first Annuity Payment is to begin.

MINIMUM  ACCUMULATED  VALUE  BENEFIT:  the minimum  amount  applied to effect an
Annuity with respect to amounts allocated to Account QB.

MINIMUM DEATH BENEFIT: the minimum amount payable upon the death of an Annuitant before Annuity or Income Payments begin.

NET PURCHASE PAYMENT:  the amount applied to the purchase of Accumulation Units, which is equal to the purchase  payment less  deductions  for sales expenses and any applicable premium taxes.

OWNER: a person having rights to benefits under the contract during the lifetime of the Annuitant; the owner may or may not be the Annuitant.

                                      iii

PURCHASE  PAYMENT:  a gross amount paid to the Company under a variable  annuity contract during the accumulation period.

SEPARATE ACCOUNT:  assets set aside by the Company, the investment experience of which is kept  separate  from that of other assets of the Company;  for example,
The Travelers Growth and Income Stock Account for Variable Annuities.

VALUATION  DATE:  generally,  a day on which the Separate  Account is valued.  A valuation  date is any day on which  the New  York  Stock  Exchange  is open for trading. The value of Accumulation Units and Annuity Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION  PERIOD:  the  period  between  the close of  business  on  successive
Valuation Dates.

VARIABLE  ANNUITY:  an annuity  contract which provides for accumulation and for
Annuity  Payments  which  vary in  amount  in  accordance  with  the  investment experience of a Separate Account.

There are eligibility  requirements for purchasers  described  elsewhere in this
Prospectus.  This  Prospectus  does not constitute a solicitation of an offer to acquire any interest or participation in the Variable Annuity  described in this
Prospectus to any person who is ineligible for purchase.

                                       iv

                                     SUMMARY

INTRODUCTION
This  Prospectus  describes an  individual  flexible  premium  variable  annuity
Contract  offered  by The  Travelers  Insurance  Company  (the  "Company").  The
Contract  is  available  for  use by  individual  non-qualified  purchasers  who previously  held  individual  contracts  issued by the Company and funded by The
Travelers  Fund B for  Variable  Contracts  and/or  The  Travelers  Fund B-1 for
Variable  Contracts and who exchanged  such  contracts in 1993 for the Contracts offered by this Prospectus. The Contracts described herein are not available for new sales,  although  additional purchase payments may be made by purchasers who own existing Contracts.  A contract may be returned within ten days of purchase.
The  applicant  bears the  investment  risk  during the  period.  (See "Right to
Return.")

INVESTMENT ALTERNATIVES
There are two Separate  Accounts  currently  available  for funding the Variable
Annuity contracts  described  herein:  Account GIS and Account QB. Both Accounts are  registered  with  the SEC as  diversified  open-end  management  investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). The basic investment  objectives of these separate accounts are as follows:  Account
GIS--long-term  accumulation  of  principal  through  capital  appreciation  and retention of net investment income;  and Account  QB--current  income,  moderate capital  volatility and total return. As is true with all investment  companies, there can be no assurance  that the  objectives of the  Investment  Alternatives will be achieved.  (For a complete  discussion of the investment  objectives and policies for these funds, please refer to the "Investment  Alternatives" section beginning on page 1.)

RISK FACTORS
The investment  experience on equity investments over a period of time will tend to reflect levels of stock market prices and dividend payouts. Both are affected by  diverse  factors,  including  not  only  business  conditions  and  investor confidence in the economy,  but current  conditions in a particular  industry or company.  The yield on a common stock is not  contractually  determined.  Equity securities are subject to financial risks relating to the earning  stability and overall financial  soundness of an issuer. They are also subject to market risks relating to the effect of general changes in the securities  market on the price of a security.

The yield on debt  instruments  over a period of time should reflect  prevailing interest rates, which depend on a number of factors, including government action in the  capital  markets,  government  fiscal  and  monetary  policy,  needs  of businesses  for capital goods for  expansion,  and investor  expectations  as to future inflation.  The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

INVESTMENT ADVISORY SERVICES
Travelers Asset Management  International  Company LLC ("TAMIC")  furnishes such services  to  Account  QB and  Account  GIS,  according  to the terms of written agreements. TAMIC receives an amount equivalent on an annual basis to 0.3233% of the  average  daily net asset  value of Account  QB.  TAMIC  receives  an amount equivalent  on an annual  basis to a maximum of 0.65% of the  aggregate  average daily net  assets of  Account  GIS,  scaling  down to 0.40%.  In  addition,  The
Travelers Investment Management Company ("TIMCO") provides sub-advisory services in connection  with the  day-to-day  operations  of Account GIS. For  furnishing investment  sub-advisory  services  to  Account  GIS,  TIMCO is paid by TAMIC an amount  equivalent  on an annual  basis to a maximum  of 0.45% of the  aggregate
average  daily  net  assets  of  Account  GIS,  scaling  down  to  0.20%.   (See
"Management," and "Investment Advisory Fees.")

SALES CHARGES
Prior to the Maturity  Date, all or part of the contract value may be withdrawn.
(See "Cash Surrender  (Redemption) or Withdrawal  Value.") A federal tax penalty may apply.  This Contract is not available  for new sales,  although  additional purchase  payments may be made by  purchasers  who own existing  Contracts.  The sales  charge  for  additional  purchase  payments  is 4.00% of each  additional purchase  payment (4.17% of the amount  invested).  There is no minimum purchase payment under this contract.

                                       v

OTHER CHARGES
Premium  taxes may apply to  annuities  in a few states.  These taxes  currently range from 0.5% to 5.0%,  depending upon  jurisdiction.  The Company will deduct any applicable premium tax from the Contract Value, either upon death, surrender or annuitization, or at the time Purchase Payments are made to the Contract, but no earlier  than when the Company  has a tax  liability  under  state law.  (See
"Premium Tax.")

A deduction  of 1.0017% on an annual basis will be made on each  Valuation  Date for mortality and expense  risks assumed by the Company.  The 1.0017%  insurance charge is  comprised  of 0.8500%  for  mortality  risks and  0.1517% for expense risks. (See "Insurance Charge.")

ANNUITY PAYMENTS
At the Maturity Date, the contract provides  lifetime Annuity Payments,  as well as other types of payout plans. (See "Annuity Options" and "Income Options.") If a variable  payout is  selected,  the  payments  will  continue to vary with the investment performance of the selected Investment  Alternatives.  Before Annuity or Income  Payments  begin,  transfers  may be made among  available  Investment
Alternatives  without fee,  penalty or charge.  (See "Transfer  Between Separate
Accounts.")

OTHER PROVISIONS
If the Annuitant dies before Annuity or Income Payments begin, the death benefit is the larger of the Cash Value less any premium tax, or Premium  Payments  less prior surrenders.  There is no charge for the Minimum Death Benefit. (See "Death
Benefit", and "Charges and Deductions.")

After the tenth  Contract Year, a minimum amount is payable upon the election of an Annuity  Option with  respect to amounts  that were  allocated  to Account QB during the accumulation  period.  There is no charge for the Minimum Accumulated
Value  Benefit.  (See  "Minimum  Accumulated  Value  Benefit"  and  "Charges and
Deductions.")

Purchasers  have  certain  voting  rights  under  the  contracts.  (See  "Voting
Rights.") The Company reserves the right to terminate  inactive  contracts under
certain  circumstances.   (See  "Termination  by  the  Company  and  Termination
Amount.")

                                       vi

                                    FEE TABLE

   THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES (GIS)

         THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES (QB)

                                                                GIS     QB
                                                                ---     --
CONTRACT OWNER TRANSACTION EXPENSES
           Sales Charge for Additional Purchase Payments*      4.00%   4.00%

ANNUAL EXPENSES (as a percentage of average net assets)
           Mortality and Expense Risk Fees                     1.00%   1.00%
           Management Fees                                     0.60%   0.32%

           TOTAL ANNUAL EXPENSES                               1.60%   1.32%

EXAMPLE
-------
THE  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST  OR  FUTURE
EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

For  additional  purchase  payments  made into the  Contract  subsequent  to the
Exchange  Offer (4% Sales Charge  applies),  whether or not you  surrender  your contract at the end of the applicable  period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, after:

                                     GIS                  QB
                                     ---                 ---
                1 year               $64                 $61

                3 years              $96                 $88

                5 years              $132                $117

                10 years             $182                $153

The purpose of the Fee Table is to assist Contract Owners in  understanding  the various  costs  and  expenses  that a  Contract  Owner  will  bear  directly  or indirectly.  For more complete  descriptions  of the various costs and expenses, including  possible  waivers or reductions of these  expenses,  see "Charges and
Deductions."   Expenses  shown  do  not  include  premium  taxes  which  may  be applicable.

     *    This  Contract is not  available  for new sales;  however,  additional
          purchase   payments  may  be  made  by  purchasers  who  own  existing contracts.

                                      vii

                         CONDENSED FINANCIAL INFORMATION

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                        THROUGHOUT EACH YEAR (IN DOLLARS)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG
LLP, independent certified  public accountants,  whose report thereon appears in
The  Travelers  Growth and  Income  Stock  Account  (Account  GIS) for  Variable
Annuities Annual Report as of December 31, 2001 and for the years ended December
31, 2001 and 2000. The following  information  on per unit data and  significant ratios and  additional  data for the seven fiscal years ended  December 31, 1998 has been audited by other independent accountants. The information set out below should be read in  conjunction  with the financial  statements and related notes that also  appear in Account  GIS's  Annual  Report,  which is  incorporated  by reference into the Statement of Additional Information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                     2001        2000**        1999**         1998**        1997**
----------------------------------------------          -----------   -----------   -----------   ------------   -----------
SELECTED PER UNIT DATA
   Total investment income...........................         .254          .232          .256           .234          .228
   Operating expenses................................         .343          .416          .385           .303          .228
                                                        -----------   -----------   -----------   ------------   -----------
   Net investment income (loss)......................        (.089)        (.184)        (.129)         (.069)         .000
   Unit Value at beginning of year...................       20.498        23.436        19.253         14.955        11.371
   Net realized and change in unrealized gains
     (losses)........................................       (3.164)       (2.754)        4.312          4.367         3.584
                                                        -----------   -----------   -----------   ------------   -----------
   Unit Value at end of year.........................       17,245        20.498        23.436         19.253        14.955
                                                        ===========   ===========   ===========   ============   ===========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value.............        (3.25)        (2.94)         4.18           4.30          3.58
   Ratio of operating expenses to average net assets.         1.88%         1.85%         1.85           1.81%         1.70%
   Ratio of net investment income (loss) to average
     net assets......................................        (.49)%         (.82)%        (.62)          (.41)%         .00%
   Number of units outstanding at end of year
     (thousands).....................................       27,482        29,879        32,648         32,051        29,545
   Portfolio turnover rate...........................           32%           52%           47%            50%           64%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                       2001         2000**        1999**        1998**         1997**
----------------------------------------------          -----------   -----------   -----------   ------------   -----------
SELECTED PER UNIT DATA
   Total investment income...........................         .266          .242          .267           .243          .233
   Operating expenses................................         .311          .376          .347           .272          .201
                                                        -----------   -----------   -----------   ------------   -----------
   Net investment income (loss)......................        (.045)        (.134)        (.080)         (.029)         .032
   Unit Value at beginning of year...................       21.418        24.427        20.017         15.510        11.763
   Net realized and change in unrealized gains
     (losses)........................................       (3.309)       (2.875)        4.490          4.536         3.715
                                                        -----------   -----------   -----------   ------------   -----------
   Unit Value at end of year.........................       18.064        21.418        24.427         20.017        15.510
                                                        ===========   ===========   ===========   ============   ===========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value.............        (3.35)        (3.01)         4.41           4.51          3.75
   Ratio of operating expenses to average net assets.         1.63%         1.60%         1.60%          1.56%         1.45%
   Ratio of net investment income (loss) to average
     net assets......................................        (.24)%         (.57)%        (.37)%         (.16)%         .24%
   Number of units outstanding at end of year
     (thousands).....................................       10,073        11,413        12,646         13,894        15,194
   Portfolio turnover rate...........................           32%           52%           47%            50%           64%

   1996**        1995**        1994**        1993**        1992**
 -----------   -----------   -----------   -----------   -----------

       .212          .205          .189          .184          .188
       .175          .140          .115          .106          .098
 -----------   -----------   -----------   -----------   -----------
       .037          .065          .074          .078          .090
      9.369         6.917         7.007         6.507         6.447

      1.965         2.387         (.164)         .422         (.030)
 -----------   -----------   -----------   -----------   -----------
     11.371         9.369         6.917         7.007         6.507
 ===========   ===========   ===========   ===========   ===========

       2.00          2.45          (.09)          .50           .06
       1.70%         1.70%         1.65%         1.57%         1.58%

        .36%          .79%         1.05%         1.15%         1.43%

     27,578        26,688        26,692        28,497        29,661
         85%           96%          103%           81%          189%

     1996**        1995**        1994**        1993**        1992**
 -----------   -----------   -----------   -----------   -----------

       .216          .208          .192          .189          .192
       .154          .123          .100          .092          .085
 -----------   -----------   -----------   -----------   -----------
       .062          .085          .092          .097          .107
      9.668         7.120         7.194         6.664         6.587

      2.033         2.463         (.166)         .433         (.030)
 -----------   -----------   -----------   -----------   -----------
     11.763         9.668         7.120         7.194         6.664
 ===========   ===========   ===========   ===========   ===========

       2.10          2.55          (.07)          .53           .08
       1.45%         1.45%         1.41%         1.33%         1.33%

        .60%         1.02%         1.30%         1.40%         1.67%

     16,554        17,896        19,557        21,841        22,516
         85%           96%          103%           81%          189%

**   For this time  period,  "Number  of units  outstanding  at end of year" may include annuity units.

                                      C-1

CONDENSED FINANCIAL INFORMATION THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE
          ANNUITIES PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT
                  OUTSTANDING THROUGHOUT EACH YEAR (IN DOLLARS)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG
LLP, independent  certified public accountants,  whose report thereon appears in
The Travelers  Quality Bond Account  (Account QB) for Variable  Annuities Annual
Report as of December  31, 2001 and for the years  ended  December  31, 2001 and
2000.  The following  information  on per unit data and  significant  ratios and additional  data for the seven  fiscal  years ended  December  31, 1998 has been audited by other independent  accountants.  The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account QB's Annual Report,  which is  incorporated  by reference into the Statement of Additional Information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983                             2001        2000**       1999**       1998**       1997**
-----------------------------------------------                  -----------  -----------  -----------  -----------  -----------
SELECTED PER UNIT DATA
   Total investment income.....................................        .402         .427         .378         .350         .342
   Operating expenses..........................................        .101         .092         .091         .088         .082
                                                                 -----------  -----------  -----------  -----------  -----------
   Net investment income.......................................        .301         .335         .287         .262         .260
   Unit Value at beginning of year.............................       6.063        5.810        5.765        5.393        5.060
   Net realized and change in unrealized gains (losses)........       (.055)       (.082)       (.242)        .110         .073
                                                                 -----------  -----------  -----------  -----------  -----------
   Unit Value at end of year...................................       6.309        6.063        5.810        5.765        5.393
                                                                 ===========  ===========  ===========  ===========  ===========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value.......................         .25          .25          .04          .37          .33
   Ratio of operating expenses to average net assets...........        1.57%        1.57%        1.57%        1.57%        1.57%
   Ratio of net investment income to average net assets........        4.74%        5.69%        4.97%        4.71%        5.00%
   Number of units outstanding at end of year (thousands)......      15,107       14,045       17,412       21,251       21,521
   Portfolio turnover rate.....................................         166%         105%         340%         438%         196%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983                                2001        2000**       1999**       1998**       1997**
-----------------------------------------------                  -----------  -----------  -----------  -----------  -----------
SELECTED PER UNIT DATA
   Total investment income.....................................        .421         .446         .393         .363         .353
   Operating expenses..........................................        .089         .081         .080         .076         .071
                                                                 -----------  -----------  -----------  -----------  -----------
   Net investment income.......................................        .332         .365         .313         .287         .282
   Unit Value at beginning of year.............................       6.335        6.055        5.994        5.593        5.234
   Net realized and change in unrealized gains (losses)........       (.059)       (.085)       (.252)        .114         .077
                                                                 -----------  -----------  -----------  -----------  -----------
   Unit Value at end of year...................................       6.608        6.335        6.055        5.994        5.593
                                                                 ===========  ===========  ===========  ===========  ===========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value.......................         .27          .28          .06          .40          .36
   Ratio of operating expenses to average net assets...........        1.33%        1.33%        1.33%        1.33%        1.33%
   Ratio of net investment income to average net assets........        4.99%        5.93%        5.22%        4.96%        5.25%
   Number of units outstanding at end of year (thousands)......       5,116        5,491        6,224        6,880        7,683
   Portfolio turnover rate.....................................         166%         105%         340%         438%         196%

   1996**        1995**       1994**       1993**       1992**
----------   -----------  -----------  -----------  -----------

     .368          .319         .310         .299         .311
     .078          .073         .069         .067         .061
----------   -----------  -----------  -----------  -----------
     .290          .246         .241         .232         .250
    4.894         4.274        4.381        4.052        3.799
    (.124)         .374        (.348)        .097         .003
----------   -----------  -----------  -----------  -----------
    5.060         4.894        4.274        4.381        4.052
==========   ===========  ===========  ===========  ===========

      .17           .62         (.11)         .33          .25
     1.57%         1.57%        1.57%        1.57%        1.58%
     5.87%         5.29%        5.62%        5.41%        6.38%
   24,804        27,066       27,033       28,472       20,250
      176%          138%          27%          24%          23%

   1996**        1995**       1994**       1993**       1992**
----------   -----------  -----------  -----------  -----------

     .379          .328         .318         .306         .317
     .067          .063         .059         .058         .050
----------   -----------  -----------  -----------  -----------
     .312          .265         .259         .248         .267
    5.050         4.400        4.498        4.150        3.880
    (.128)         .385        (.357)        .100         .003
----------   -----------  -----------  -----------  -----------
    5.234         5.050        4.400        4.498        4.150
==========   ===========  ===========  ===========  ===========

      .18           .65         (.10)         .35          .27
     1.33%         1.33%        1.33%        1.33%        1.33%
     6.12%         5.54%        5.87%        5.66%        6.61%
    8,549         9,325       10,694       12,489       13,416
      176%          138%          27%          24%          23%

**   For this time  period,  "Number  of units  outstanding  at end of year" may include annuity units.

                                      C-2

             DESCRIPTION OF THE TRAVELERS AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company" or "The Travelers", "us" or "we")
is a stock insurance  company  chartered in 1864 in Connecticut and continuously engaged in the  insurance  business  since that time.  It is licensed to conduct life  insurance  business in all states of the United  States,  the  District of
Columbia,  Puerto Rico,  Guam,  the U.S.  and British  Virgin  Islands,  and the
Bahamas.  The Company's  Home Office is located at One Tower  Square,  Hartford,
Connecticut 06183.

           The  Company is  indirectly  owned by a wholly  owned  subsidiary  of
Citigroup Inc.  Citigroup Inc. consists of businesses that produce a broad range of financial services, including asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading.
Among its  businesses  are  Citibank,  Commercial  Credit,  Primerica  Financial
Services,  Salomon Smith  Barney,  Salomon  Smith Barney Asset  Management,  and
Travelers Property Casualty.

THE SEPARATE ACCOUNTS

Each of the Separate  Accounts  available under the Variable  Annuity  contracts described in this  Prospectus is registered  with the SEC under the 1940 Act and will comply with the provisions 1940 Act, and meets the definition of a separate account under the federal securities laws. Additionally,  the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the
Connecticut   General  Statutes  which  authorizes  the  Connecticut   Insurance
Commissioner to adopt regulations under it. The Section contains no restrictions on investments of the Separate  Accounts,  and the  Commissioner  has adopted no regulations under the Section that affect the Separate Accounts.

Account  GIS  was  established  on  September  22,  1967,  and  Account  QB  was
established  on July 29,  1974.  Each of these  Separate  Accounts,  although an integral  part of the  Company,  is  registered  with the SEC as a  diversified, open-end  management  investment  company  under  the 1940  Act.  The  assets of
Accounts GIS and QB are invested  directly in securities (such as stocks,  bonds or money market  instruments)  which are compatible  with the stated  investment policies of each account.

GENERAL

Under  Connecticut law, the assets of the Separate Accounts will be held for the exclusive  benefit of the owners of, and the persons  entitled to payment under, the Variable  Annuity  contracts  offered by this Prospectus and under all other contracts  which provide for  accumulated  values or dollar  amount  payments to reflect investment results of the Separate Accounts.  The assets in the Separate
Accounts are not chargeable with  liabilities  arising out of any other business which the  Company may  conduct.  The  obligations  arising  under the  Variable
Annuity contracts are obligations of the Company.

                             INVESTMENT ALTERNATIVES

The Investment  Alternatives  available in connection with the Variable  Annuity contracts  described  herein  each  have  different  investment  objectives  and fundamental  investment policies, as are set forth below. Neither the investment objectives nor the fundamental  investment policies of an Account can be changed without  a vote  of a  majority  of the  outstanding  voting  securities  of the
Account, as defined in the 1940 Act.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)

INVESTMENT ADVISER:    TIMCO

PORTFOLIO MANAGER:     Sandip Bhagat

INVESTMENT OBJECTIVE:  Long-term accumulation of principal through capital appreciation and retention of net investment income.

KEY INVESTMENTS:       Common stock of large U.S. companies.

SELECTION  PROCESS:  Account  GIS  invests  primarily  in stocks  of large  U.S.
companies representing a wide range of industries. Stock selection is based on a quantitative  screening  process which favors  companies  that achieve  earnings growth above consensus expectations,  and whose stocks offer attractive relative value. In order to achieve consistent performance,  TIMCO manages Account GIS to
mirror  the   overall   risk,   sector   weightings   and   growth/value   style
characteristics  of the Standard & Poor's 500 Stock Index ("S&P  500").  The S&P
500 is a value-weighted equity index comprised mainly of large-company stocks.

ADDITIONAL INVESTMENTS,  INVESTMENT STRATEGIES AND TECHNIQUES: Account GIS, to a
lesser extent,  will invest in other securities.  A complete  description of all investments,  and  their  associated  risks,  is  contained  in the  SAI.  These additional investments include, but are not limited to, the following:

         o    fixed-income  securities  such as bonds and notes,  including U.S.
              Government securities;

         o    exchange-traded stock index futures;

         o    covered call options, put options;

         o    foreign securities.

For a complete list of all investments available to Account GIS, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL  RISK  FACTORS:  Account GIS is most subject to equities  risk.  For a complete  discussion of equities risk and other risks carried by the  investment of Account GIS, please refer to the  "Investments,  Practices and Risks" section of  this  prospectus.  Please  see the SAI  for a  detailed  description  of all investments, and their associated risks, available to Account GIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account GIS permit it to:

         1.   invest up to 5% of its assets in the  securities of any one issuer
              (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

         2.   borrow from banks in amounts of up to 5% of its  assets,  but only for emergency purposes;

         3.   purchase  interest in real estate  represented  by securities  for which there is an established market;

         4.   make loans  through  the  acquisition  of a portion of a privately
              placed  issue  of  bonds,   debentures   or  other   evidences  of
              indebtedness  of a type  customarily  purchased  by  institutional investors;

         5.   acquire up to 10% of the voting  securities  of any one issuer (it is the  present  practice  of Account  GIS not to exceed 5% of the voting securities of any one issuer);

                                       2

         6.   make  purchases on margin in the form of short-term  credits which are necessary for the clearance of  transactions;  and place up to
              5% of its net asset value in total margin  deposits for  positions in futures contracts; and

         7.   invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without  registration  under the
              Securities Act of 1933).

Effective  July 31, 2002,  the Account will normally  invest at least 80% of its assets in equity securities ("80% investment  policy").  The Account will notify shareholders at least 60 days prior to changing its 80% investment policy.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                       FOR VARIABLE ANNUITIES (ACCOUNT QB)

INVESTMENT ADVISER:    TAMIC

PORTFOLIO MANAGER:     F. Denney Voss

INVESTMENT OBJECTIVE:  Current income, moderate capital volatility and total return.

KEY INVESTMENTS:       Investment grade debt securities and money market
                       instruments.

SELECTION  PROCESS:  The Account  normally invests at least 80% of its assets in
investment-grade   bonds  and  debt  securities   ("80%   investment   policy").
Investment-grade  bonds and debt  securities  are those  rated  within the three highest categories by Standard & Poors Ratings Group, Moody's Investors Service,
Inc., or any other nationally recognized statistical rating organization, or, if unrated,  determined  to be of  comparable  quality by the adviser.  The adviser expects that the Fund's investments  generally will maintain an average duration of 5 years or less.  Investment  in longer term  obligations  may be made if the manager decides that the investment yields justify a longer term commitment.  No more than 25% of the value of the Account's total assets will be invested in any one industry.  The portfolio will be actively  managed and, under certain market conditions, investments may be sold prior to maturity.

ADDITIONAL  INVESTMENTS,  INVESTMENT  STRATEGIES AND TECHNIQUES:  Account QB may
invest in many types of  fixed-income  securities  and employ  various  types of strategies.  A complete  description of all  investments,  and their  associated risks, is contained in the SAI. These additional  investments  include,  but are not limited to, the following:

o   treasury bills                           o   bonds, notes, debentures
o   repurchase agreements                    o   convertible securities
o   commercial paper                         o   when-issued securities
o   certificates of deposit                  o   interest rate future contracts
o   banker's acceptances

For a complete list of all investments  available to Account QB, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS:  Account QB is most subject to  fixed-income  securities risk. For a complete discussion of fixed-income  securities risk and other risks carried by the  investment  of Account  QB,  please  refer to the  "Investments,
Practices and Risks" section of this prospectus.

80% INVESTMENT POLICY: The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account QB permit it to:

                                       3

         1.   invest up to 15% of the value of its assets in the  securities  of any one issuer  (exclusive  of  obligations  of the United  States government  and  its  instrumentalities,  for  which  there  is no limit);

         2.   borrow from banks in amounts of up to 5% of its  assets,  but only for emergency purposes;

         3.   purchase  interest in real estate  represented  by securities  for which there is an established market;

         4.   make loans  through  the  acquisition  of a portion of a privately
              placed  issue  of  bonds,   debentures   or  other   evidences  of
              indebtedness  of a type  customarily  purchased  by  institutional investors;

         5.   acquire up to 10% of the voting  securities  of any one issuer (it is the  present  practice  of  Account  QB not to exceed 5% of the voting securities of any one issuer); and

         6.   make  purchases on margin in the form of short-term  credits which are necessary for the clearance of  transactions;  and place up to
              5% of its net asset value in total margin  deposits for  positions in futures contracts.

                                   MANAGEMENT

           The investments and  administration  of Accounts GIS and QB are under the  direction  of their Boards of  Managers.  Subject to the  authority of each
Board of Managers,  TAMIC and TIMCO furnish  investment  management and advisory services to Accounts  GIS and QB.  Additionally,  the Board of Managers for each managed  Separate Account  annually  selects an independent  public  accountant, reviews  the  terms  of  the  management  and  investment  advisory  agreements, recommends any changes in the fundamental  investment  policies (and submits any such  changes to  Contract  Owners at the annual  meeting),  and takes any other actions necessary in connection with the operation and management of the managed
Separate Accounts.

           TAMIC is a registered investment adviser that has provided investment advisory  services since its  incorporation in 1978. It's principal  offices are located  at 242  Trumbull  Street,  Hartford,  Connecticut  06115.  TAMIC  is an
indirect wholly owned subsidiary of Citigroup Inc., a bank holding company.

           TIMCO is a registered investment adviser that has provided investment advisory  services since its  incorporation  in 1967. Its principal  offices are located at 100 First Stamford Place,  Stamford,  Connecticut,  06902. TIMCO is a
subsidiary  of  Salomon  Smith  Barney  Holdings  Inc.  which is a wholly  owned subsidiary of Citigroup Inc.

                                  VOTING RIGHTS

Owners of the Variable  Annuity  contracts  participating in Accounts GIS and QB will be entitled to vote at their meetings on (i) any change in the  fundamental investment  policies or other  policies  relative to the account  requiring  the
Owners' approval;  (ii) amendment of the investment  advisory  agreement;  (iii)
election  of  the  members  of the  Board  of  Managers  of  the  account;  (iv)
ratification of the selection of an independent accountants for the account; (v)
any other matters which,  in the future,  under the 1940 Act require the Owners'
approval;  and (vi) any  other  business  which may  properly  come  before  the meeting.

The number of votes which each Owner may cast, including fractional votes, shall be  determined  as of the date to be chosen by the Board of  Managers  within 75 days of the date of the  meeting,  and at least 20 days'  written  notice of the meeting will be given.

The number of votes which an Owner may cast in the accumulation  period is equal to the number of Accumulation  Units credited to the account under the contract.
During the annuity

                                       4

period,  the Owner may cast the number of votes equal to (i) the reserve related to the contract,  divided by (ii) the value of an Accumulation  Unit. During the annuity  period,  an Owner's  voting  rights will decline as the reserve for the contract  declines.  Accounts  GIS and QB are also  used to fund  certain  other
Variable Annuity contracts than the Variable Annuity contracts described in this
Prospectus;  votes  attributable  to such other  annuities  are  computed  in an analogous manner.

Votes for which  Annuitants  were entitled to instruct the Owner,  but for which the Owner has received no instructions, will be cast by the Owner for or against each  proposal  to be voted on only in the same  proportion  as votes  for which instructions have been received.

On the death of the Annuitant, all voting rights will vest in the beneficiary of the Variable Annuity contract.

                             CHARGES AND DEDUCTIONS

Charges under variable annuity contracts offered by this Prospectus are assessed in two ways:  as  deductions  from  purchase  payments  for sales  expenses  and applicable premium taxes, and as charges to the Separate Accounts for investment advisory services and the assumption of mortality and expense risks.

DEDUCTIONS FROM PURCHASE PAYMENTS

This  Contract is not  available  for new sales,  although  additional  purchase payments may be made by purchasers who own existing Contracts.  The sales charge for additional  purchase  payments is 4.00% of each additional  purchase payment
(4.17% of the amount invested).  There is no minimum Purchase Payment under this contract.

PREMIUM TAX

Certain state and local governments  impose premium taxes. These taxes currently range from 0.5% to 5.0% depending upon  jurisdiction.  The Company,  in its sole discretion and in compliance  with any applicable  state law, will determine the method used to recover  premium tax expenses  incurred.  The Company will deduct any  applicable  premium  taxes  from the  Contract  Value  either  upon  death, surrender,  annuitization,  or at the  time  Purchase  Payments  are made to the
Contract,  but no earlier than when the Company has a tax liability  under state law.

MINIMUM DEATH BENEFIT AND MINIMUM ACCUMULATED VALUE BENEFIT CHARGE

There is no charge for the Minimum  Death  Benefit  and the Minimum  Accumulated
Value Benefit. (See "Death Benefit" and "Minimum Accumulated Value Benefit.")

INSURANCE CHARGE

There is an  insurance  charge  against the assets of each  Separate  Account to cover the mortality  and expense  risks  associated  with  guarantees  which the
Company provides under the Variable Annuity contracts. This charge, on an annual basis,  is  1.0017%  of the  Separate  Account  value  and is  deducted  on each
Valuation Date at the rate of 0.00363% for each day in the Valuation Period.

The  mortality  risk  assumed  by the  Company  under the  contract  assures  an
Annuitant that neither the  Annuitant's own longevity nor an improvement in life expectancy  generally  will  have any  adverse  effect  on the  monthly  Annuity
Payments  which will be paid under the  contract and relieves the Owner from the risk that the Annuitant will outlive the funds which have been  accumulated  for retirement.

With  respect to  amounts  which are not  applied  to provide an annuity  (i.e., amounts  which  are  surrendered  for cash or which  have  been  paid as  Income
Payments), the Company bears no mortality risk and amounts previously charged to cover this risk are of no benefit to the Owner.

                                       5

The Company also assumes the risk that the charges  under the  contracts,  which cannot be increased during the duration of the contract, will be insufficient to cover actual costs. The Company does not, however, project any deficiency in the amount of the sales load.

If the amount  deducted for these  mortality and expense risks is not sufficient to cover actual mortality costs and expense shortfalls, the loss is borne by the
Company.  If the deduction is more than sufficient,  the excess will be a profit to the Company. The Company expects to make a profit from the insurance charge.

INVESTMENT ADVISORY AND SUB-ADVISORY FEES

TAMIC  furnishes  investment  management  and  advisory  services to Account GIS according  to  the  terms  of  written  agreements.  TAMIC  receives  an  amount equivalent  on an annual  basis to  0.3233% of the  average  daily net assets of
Account QB. For Account GIS,  TAMIC  receives an amount  equivalent on an annual basis to the following:

      ANNUAL                                            AGGREGATE NET ASSET
  MANAGEMENT  FEE                                       VALUE OF THE ACCOUNT
       0.65%                of the first                $   500,000,000, plus
       0.55%                of the next                 $   500,000,000, plus
       0.50%                of the next                 $   500,000,000, plus
       0.45%                of the next                 $   500,000,000, plus
       0.40%                of amounts over             $ 2,000,000,000

TIMCO provides  sub-advisory  services to Account GIS in connection with the day to day operations of the Account.

           For furnishing investment Sub-Advisory services to Account GIS, TIMCO is paid by TAMIC an amount equivalent on an annual basis to the following:

        ANNUAL                                          AGGREGATE NET ASSET
  SUB-ADVISORY FEE                                      VALUE OF THE ACCOUNT
       0.45%                of the first                $   700,000,000, plus
       0.275%               of the next                 $   300,000,000, plus
       0.25%                of the next                 $   500,000,000, plus
       0.225%               of the next                 $   500,000,000, plus
       0.20%                of amounts over             $2,000,000,000

These fees are calculated daily and paid monthly.

                             THE VARIABLE ANNUITIES

The  individual  Variable  Annuities  described  in  this  Prospectus  are  both insurance products and securities.  As insurance  products,  they are subject to the insurance laws and regulations of each state.  The underlying  product is an annuity  under which  Purchase  Payments are paid to the Company and credited to the Owner's contract to accumulate until retirement.

The following brief  description of the key features of the Variable  Annuity is subject to the specific terms of the contract  itself.  Reference should also be made to the Glossary of Special Terms.

GENERAL BENEFIT DESCRIPTION

Under the Automatic Option, the Company will automatically  begin paying Annuity
Payments to the Owner on the  Maturity  Date,  if the  Annuitant is then living.
(See  "Automatic  Option.") The Owner may choose instead a number of alternative arrangements for benefit payments. If the Annuitant dies before a payout begins, the Company will pay a death benefit under the Contract (see "Death  Benefit.").
After the tenth  Contract Year, a minimum amount is

                                       6

payable upon the election of an Annuity Option with respect to amounts that were allocated to Account QB during the accumulation period (see "Minimum Accumulated
Value Benefit").

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT

No  Purchase  Payments  after the first are  required  to keep the  contract  in effect. However, the Company reserves the right to terminate the contract on any
Valuation  Date if the Cash Value as of that date is less than $500 and purchase payments have not been paid for at least three years. Termination will not occur until 31 days after the Company has mailed notice of termination to the Owner at the last known  address  and to any  assignee  of  record.  If the  contract  is terminated, the Company will pay to the Owner the Cash Value of the contract, if any, less any applicable premium tax not previously deducted.

DEFERRED MATURITY OPTION

Up to 30 days before the  Maturity  Date,  the Owner may request (in  writing) a
Deferred Maturity Date. The same terms and conditions applicable to the contract before the Maturity  Date will  continue to the Deferred  Maturity  Date. If the
Annuitant dies before the Deferred  Maturity Date, the Company will pay the Cash
Value to the beneficiary.  The Deferred Maturity Date may be any time before the
Annuitant's 70th birthday,  or, with the consent of the Company, any later date.
(See "Federal Tax  Considerations.")  If the Annuitant is living on the Deferred
Maturity Date, the annuity will be payable,  unless otherwise elected, under the same terms and  conditions  as the annuity  that would have been  payable at the
Maturity Date had a Deferred  Maturity Date not been elected.  The amount of the
Annuity Payment will be determined as described in "Annuity Options."

SUSPENSION OF PAYMENTS

If a national  stock  exchange is closed  (except for holidays or weekends),  or trading is restricted due to an existing emergency as defined by the SEC so that disposal of the Separate Account's investments or determination of its net asset value is not  reasonably  practicable,  or the SEC has ordered that the right of redemption  (surrender) be suspended for the  protection of Owners,  the Company may postpone all procedures  (including  making Annuity  Payments) which require valuation of Separate  Accounts until the stock exchange is reopened and trading is no longer restricted.

REQUIRED REPORTS

As often as required by law, but at least once in each  Contract Year before the due date of the first Annuity  Payment,  the Company will furnish a report which will show the number of  Accumulation  Units  credited  to the  contract in each
Separate Account and the corresponding Accumulation Unit Value as of the date of the report.  The Company will keep all records  required  under federal or state laws.

FEDERAL AND STATE INCOME TAX WITHHOLDING

The  federal tax law  requires  income tax  withholding  on  distributions  from
pension  plans  and  annuity  contracts,   unless  the  Owner,   participant  or
beneficiary  elects not to have  withholding  apply.  Some states  also  require withholding from pension and annuity  payments unless the Owner,  participant or beneficiary  elects not to have withholding  apply. (For further  information on federal withholding, see "Federal Income Tax Withholding.")

                             ACCUMULATION PROVISIONS

APPLICATION OF PURCHASE PAYMENTS

The initial  Purchase  Payment is due and payable  before the  contract  becomes effective. Each Purchase Payment is payable at the Company's Home Office.

                                       7

If the  application  for the  contract is in good order,  the first net Purchase
Payment  (the  Purchase  Payment  after  deduction  of  sales  charges  and  any applicable  premium tax) will be applied by the Company to provide  Accumulation
Units to the credit of the contract as of the valuation next  following  receipt of the Purchase Payment in the mail at the Company's Home Office, or on the date indicated by the applicant in the application for the contract, if later. If the application  for the contract is not in good order,  the Company will attempt to get it in good order within five business days. If it is not complete at the end of this  period,  the Company  will inform the  applicant  of the reason for the delay and that the  purchase  payment  will be returned  immediately  unless the applicant  specifically  consents to the Company  keeping the Purchase  Payments until the  application is complete.  Once the  application is complete,  the net
Purchase  Payment  will be applied  within two business  days.  Any net Purchase
Payment after the first will be applied as of the valuation  next  following its receipt in the mail at the Company's Home Office.

The net  Purchase  Payment  will be  allocated  to the  Separate  Account in the proportion  specified in the  application for the contract or as directed by the
Owner from time to time. The Owner may allocate all or part of each net Purchase
Payment to any Separate Account described in this Prospectus.

NUMBER OF ACCUMULATION UNITS

The number of  Accumulation  Units to be credited to a contract in each Separate
Account upon payment of a Purchase  Payment will be  determined  by dividing the
Purchase  Payment  applied to the Separate  Account by the current  Accumulation
Unit Value of that Separate Account.

ACCUMULATION UNIT VALUE

The  dollar  value  of an  Accumulation  Unit  for  each  Separate  Account  was established at $1.00 at its inception.  The value of an Accumulation Unit on any
Valuation  Date is  determined  by  multiplying  the  value  on the  immediately preceding  Valuation Date by the net investment  factor for the Valuation Period just ended. The value of an Accumulation Unit on any date other than a Valuation
Date will be equal to its value as of the next  succeeding  Valuation  Date. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR

Each Separate Account's net investment rate for any Valuation Period is equal to the  gross  investment  rate for  that  Separate  Account  less a  deduction  of
0.0000363  for Account QB, and  0.0000398  for Account  GIS, for each day in the
Valuation Period. The gross investment rate for the Valuation Period is equal to
(i) the  investment  income and capital  gains and losses,  whether  realized or unrealized,  on the assets of the  Separate  Account  less a  deduction  for any applicable  taxes,  including  income taxes arising from income and realized and unrealized capital gains of the Separate Account,  divided by (ii) the amount of the assets at the beginning of the Valuation Period.

At the present time,  no federal taxes are deducted from the Separate  Accounts.
(See "Federal Tax  Considerations.")  The gross  investment  rate for a Separate
Account may be either positive or negative.

The net investment factor for a Separate Account for any Valuation Period is the
sum of 1.000000 plus the net investment rate.

CASH VALUE

The Cash  Value  of the  contract  on any  date  will be equal to the sum of the accumulated  values in the  Separate  Accounts  credited to that  contract.  The accumulated  value in a Separate  Account is equal to the number of Accumulation
Units  credited to the  contract in that  Separate  Account,  multiplied  by the
Accumulation Unit Value for that Separate Account.

CASH SURRENDER (REDEMPTION) OR WITHDRAWAL VALUE

                                       8

Before  the due date of the first  Annuity  Payment,  upon  receipt of a written request, the Company will pay all or any portion of the Cash Value, adjusted for any applicable  premium tax, to the Owner.  The Company may defer payment of any
Cash  Value for a period of not more  than  seven  days  after  the  request  is received in the mail at its Home Office,  but it is its intent to pay as soon as possible.

The  amount of the Cash  Value  received  may be more or less than the  Purchase
Payments  paid  depending on the value of the contract at the time of surrender.
(For the  federal  income tax  consequences  of  surrenders,  see  "Federal  Tax
Considerations.")

DEATH BENEFIT

If the Annuitant dies before Annuity or Income Payments begin,  the Company will pay to the  beneficiary  the greater of (a) the Cash Value of the contract as of the date it  receives  proof of death at its Home  Office,  less any premium tax incurred, or (b) the total Purchase Payments made under the contract, less prior surrenders or outstanding cash loans.

MINIMUM ACCUMULATED VALUE BENEFIT UPON ELECTION OF AN ANNUITY--ACCOUNT QB

If an  Annuity  Option is  elected  after the tenth  Contract  Year,  the amount applied  under an Annuity  Option  while  there is Cash Value which has not been applied  to  effect  any  Annuity  or Income  Options  will not be less than the following:

1.       the sum of all net premiums allocated to Account QB under the contract, plus

2.       the sum of all amounts transferred into Account QB, minus

3.       the sum of all amounts transferred out of Account QB, minus

4.       any  partial  surrenders  (whether  paid  in one sum or  applied  as an
         Annuity or Income Option), minus

5.       the value of Accumulation Units credited to this contract in Account QB which are not applied to effect the Annuity.

This benefit is not available on contracts issued in California.

RIGHT TO RETURN

During the ten days following the delivery of the contract to the applicant, the applicant  may return the  contract to the Company by mail or in person,  if for any reason the applicant has changed his or her mind. On return of the contract, the  Company  will pay to the  applicant  the Cash  Value  determined  as of the
Valuation  Date next following  receipt of the written  request at the Company's
Home Office (or any other office which the Company may designate) plus an amount equal to the difference  between the Purchase  Payment paid for the contract and the Net Purchase  Payment.  The applicant  bears the investment risk during this period.

TRANSFER BETWEEN SEPARATE ACCOUNTS

At any time up to 30 days before the due date of the first Annuity Payment,  the
Owner may, upon written request to the Company,  transfer all or any part of the
Cash Value of the  contract  from one  Separate  Account  to any other  Separate
Account  described in this  Prospectus.  The Company reserves the right to limit the number of transfers between Separate Accounts,  but will not limit transfers to less than one in any six month  period.  The  number  of  Accumulation  Units credited  to the  Separate  Account  from  which  the  transfer  is made will be reduced.  The reduction will be determined by dividing the amount transferred by the  Accumulation  Unit Value for that Separate Account as of the next valuation after the  Company  receives  the  request in the mail at its Home  Office.  The number of  Accumulation  Units  credited  to the  Separate  Account to which the transfer is made will be increased.

                                       9

The increase  will be determined  by dividing the amount  transferred,  less the
Separate  Account transfer  charge,  if any, by the Accumulation  Unit Value for that Separate  Account as of the next valuation  after the Company  receives the written  request  from the  Owner  at its Home  Office.  There is  currently  no
Separate  Account  transfer  charge.  Once Annuity  Payments  begin,  no further transfers may be made between the Separate Accounts.

                                PAYOUT PROVISIONS

SEPARATE ACCOUNT ALLOCATION

When Annuity Payments begin, the accumulated value in each Separate Account will be applied to provide  an Annuity  with the amount of Annuity  Payments  varying with the investment  experience of that same Separate  Account.  As described in
"Transfer Between Separate Accounts," the Owner may elect to transfer Cash Value from one Separate  Account to another in order to reallocate  the basis on which
Annuity Payments will be determined.

DETERMINATION OF FIRST PAYMENT

The  contract  contains  tables  used to  determine  the first  monthly  Annuity
Payment.  The amount  applied to effect an Annuity will be the Cash Value of the contract  as of 14 days  before  the date  Annuity  Payments  commence  less any applicable premium taxes not previously deducted.

The amount of the first monthly  payment  depends on the Annuity  Option elected
(see  "Automatic  Option") and the adjusted age of the Annuitant.  A formula for determining  the  adjusted  age is  contained  in the  contract.  The tables are determined from the  Progressive  Annuity Table assuming births in the year 1900 and an assumed annual net investment rate of 3.5%. (When permitted by state law, the Company may allow the contract owner to elect an assumed net investment rate other than the 3.5% specified in the contract.  In that event, the first monthly payment  would differ from that shown in the  contract.  A higher  interest rate assumption would mean a higher initial payment but more slowly rising subsequent payments or more rapidly falling subsequent  payments.  A lower assumption would have the opposite effect.) The total first monthly Annuity Payment is determined by  multiplying  the  benefit  per  $1,000 of value  shown in the  tables of the contract by the number of thousands of dollars of value of the contract  applied to that Annuity Option.  The Company  reserves the right to require proof of age before Annuity Payments begin.

ANNUITY UNIT VALUE

The dollar value of an Annuity Unit for each Separate Account was established at
$1.00 at  inception.  The value of an Annuity Unit as of any  Valuation  Date is determined  14 days in advance in order to allow  adequate time for the required calculations  and mailing of annuity  checks in advance of their due dates.  (If the date 14 days in advance is not a Valuation  Date, the calculation is made on the next following  Valuation  Date,  which would  generally be 13 or 12 days in advance.)

Specifically,  the Annuity  Unit Value for a Separate  Account as of a Valuation
Date is equal to (a) the value of the Annuity Unit on the immediately  preceding
Valuation  Date  multiplied by (b) the net  investment  factor for the Valuation
Period ending on or next following 14 days prior to the current  Valuation Date, divided by (c) the assumed net investment factor for the Valuation Period.  (For example,  the  assumed  net  investment  factor  based on an annual  assumed net investment rate of 3.5% for a Valuation  Period of one day is 1.0000942 and, for
a period of two days, is 1.0000942 x 1.0000942.)

The value of an Annuity Unit as of any date other than a Valuation Date is equal to its value on the next succeeding Valuation Date.

NUMBER OF ANNUITY UNITS

                                       10

The number of Annuity  Units  credited to the contract is determined by dividing the first monthly Annuity Payment  attributable to each Separate  Account by the
Separate  Account's  Annuity Unit Value as of the due date of the first  Annuity
Payment. The number of Annuity Units remains fixed during the annuity period.

DETERMINATION OF SECOND AND SUBSEQUENT PAYMENTS

The  dollar  amount  of  the  second  and  subsequent  Annuity  Payments  is not predetermined  and may  change  from  month  to month  based  on the  investment experience  of either or both of the Separate  Accounts.  The actual  amounts of these  payments  are  determined  by  multiplying  the number of  Annuity  Units credited to the contract in each Separate Account by the  corresponding  Annuity
Unit Value as of the date on which  payment is due. The interest rate assumed in the annuity  tables would  produce a level  Annuity  Unit Value and,  therefore, level  Annuity  Payments if the net  investment  rate  remained  constant at the assumed rate. In fact,  payments will vary up or down as the net investment rate varies up or down from the assumed  rate,  and there can be no assurance  that a net investment rate will be as high as the assumed rate.

ANNUITY OPTIONS

Subject to  conditions  in "Election  of  Options,"  all or any part of the Cash
Value of the contract  otherwise payable in one sum to the Owner on the Maturity
Date or prior Cash  Surrender  of the  contract,  or amounts  payable  under the contract in one sum to the beneficiary  upon the death of the Annuitant,  may be paid under one or more of the Annuity Options below.

AUTOMATIC  OPTION--Unless otherwise specified in the application or the plan and if no election  has been made,  if the  Annuitant is then living on the Maturity
Date,  the  Company  will pay to the  Owner  the  first of a series  of  Annuity
Payments  based on the life of the Annuitant,  in accordance  with Option 2 with
120 monthly payments assured.

OPTION  1--LIFE  ANNUITY--NO  REFUND:  The  Company  will make  monthly  Annuity
Payments during the lifetime of the person on whose life the payments are based, terminating with the last monthly payment  preceding  death.  This option offers the maximum monthly payment,  since there is no assurance of a minimum number of payments  or  provision  for a death  benefit  for  beneficiaries.  It  would be possible under this option to receive only one Annuity  Payment if the Annuitant died  before  the due  date  of the  second  Annuity  Payment,  only  two if the
Annuitant died before the third Annuity Payment, etc.

OPTION  2--LIFE  ANNUITY  WITH 120,  180 OR 240 MONTHLY  PAYMENTS  ASSURED:  The
Company will make monthly Annuity  Payments during the lifetime of the person on whose life payments are based,  with the agreement that if, at the death of that person,  payments  have  been  made for less than  120,  180 or 240  months,  as elected,  payments  will be continued  during the remainder of the period to the beneficiary  designated.  The  beneficiary  may  instead  receive  a single  sum settlement  equal  to the  discounted  value  of the  future  payments  with the interest rate  equivalent  to the  assumption  originally  used when the Annuity began.

OPTION  3--UNIT  REFUND LIFE  ANNUITY:  The Company  will make  monthly  Annuity
Payments  during the  lifetime of the person on whose life  payments  are based, terminating with the last payment due before the death of that person,  provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of Annuity  Units  equal to (a) minus (b) (if that  difference  is positive)  where (a) is the total amount applied under the option divided by the
Annuity Unit Value on the due date of the first Annuity Payment,  and (b) is the product of the number of the Annuity Units  represented  by each payment and the number of payments made.

OPTION 4--JOINT AND LAST SURVIVOR LIFE ANNUITY--NO REFUND: The Company will make monthly  Annuity  Payments during the joint lifetime of the two persons on whose lives  payments are based,  and during the lifetime of the survivor.  No further payments will be made following the death of the survivor.  It would be possible under this option to receive only one Annuity  Payment if both  Annuitants  died before the due date of the second Annuity Payment,  only two if they died before the third Annuity Payment, etc.

                                       11

OPTION  5--JOINT AND LAST  SURVIVOR  LIFE  ANNUITY--ANNUITY  REDUCES ON DEATH OF
PRIMARY  PAYEE:  The  Company  will make  monthly  Annuity  Payments  during the lifetime of the two persons on whose lives  payments  are based.  One of the two persons will be designated as the primary payee. The other will be designated as the secondary  payee.  On the death of the secondary  payee,  if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary  payee in the same amount that would have been payable  during the joint lifetime of the two persons.  On the death of the primary payee,  if survived by the secondary  payee,  the Company will continue to make Annuity Payments to the secondary payee, in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further  payments will be made following the death of the survivor.

OPTION 6--OTHER  ANNUITY OPTIONS:  The Company will make any other  arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Subject to the conditions  described under  "Election of Options" below,  all or any part of the Cash Value of the contract  otherwise  payable in one sum to the
Owner on the Maturity Date or prior Cash  Surrender of the contract,  or amounts payable  under the  contract in one sum to the  beneficiary  on the death of the
Annuitant, may be paid under one or more of the income options described below.

OPTION  1--PAYMENTS  OF A FIXED  AMOUNT:  The  Company  will make equal  monthly payments of the amount  elected  until the Cash Value  applied under this option has been  exhausted.  The first monthly  payment will be paid from each Separate
Account in the same proportion that the respective Cash Values bear to the total
Cash Value  applied as of  fourteen  days before the first  payment is due.  The second and  subsequent  payments from each Separate  Account will be the same as the first payment  under this option.  The final payment will include any amount insufficient to make another full payment.

OPTION  2--PAYMENTS FOR A FIXED PERIOD:  The Company will make monthly  payments for the number of years  selected.  The amount of each  payment will be equal to the  remaining  Cash Value  applied  under this option  divided by the number of remaining payments.

OPTION  3--INVESTMENT  INCOME: The Company will make monthly payments during the lifetime of the primary  payee,  or for the period agreed on. The amount payable will be equal to the  excess,  if any,  of the Cash Value under this option over the amount applied under this option.  No payment will be made if the Cash Value is less than the amount  applied,  and it is possible that no payments  would be made for a period of time.  Payments  under this option are not considered to be
Annuity Payments and are taxable in full as ordinary  income.  (See "Federal Tax
Considerations.")

The Cash  Value used to  determine  the  amount of any  Income  Payment  will be calculated  as of 14 days  before the date an Income  Payment is due and will be determined  on the same basis as the Cash Value of the  contract,  including the deduction for mortality  risks.  Income Options  differ from Annuity  Options in that the amount of the payments  made under Income  Options are unrelated to the length of life of any  person.  Although  the  Company  continues  to deduct the charge for  mortality  and  expense  risks,  it assumes no  mortality  risks for amounts  applied  under any Income  Option.  Moreover,  except  with  respect to lifetime  payments of  investment  income  under Income  Option 3,  payments are unrelated to the actual life span of any person. Thus, the Annuitant may outlive the payment period. While Income Options do not directly involve mortality risks for the Company, an Owner may elect to apply the remaining Cash Value to provide an Annuity  at the  guaranteed  rates  even  though  Income  Payments  have been received  under an Income  Option.  Before  an Owner  makes  any  Income  Option election,  he or  she  should  consult  a tax  adviser  as to  any  adverse  tax consequences the election might have.

ELECTION OF OPTIONS

Election  of an option  must be made in  writing in a form  satisfactory  to the
Company.  Any election made during the lifetime of the Annuitant must be made by
the  Owner  of  the  contract.   The  terms  of  the  options  elected  by  some

                                       12

beneficiaries  may be  restricted  to meet  the  qualification  requirements  of
Section 72(s) of the Internal  Revenue Code.  If, at the death of the Annuitant, there is no election in effect for that Annuitant, election of an option must be made by the  beneficiary  entitled to any death benefit payable in one sum under the contract.  The minimum  amount that can be placed under an Annuity or Income
Option will be $2,000  unless the Company  consents to a lesser  amount.  If any monthly  periodic  payment due any payee is less than $20, the Company  reserves the right to make payments at less frequent intervals.

                           FEDERAL TAX CONSIDERATIONS

GENERAL

The  Company is taxed as a life  insurance  company  under  Subchapter  L of the
Internal  Revenue  Code  (the  "Code").  The  Separate  Accounts  that  form the investment  alternatives  described  herein  are  treated  as part of the  total operations of the Company and are not taxed  separately.  Investment  income and gains of a Separate  Account  that are  credited  to a  purchaser's  contract of insurance incur no current federal income tax. Generally,  amounts credited to a
contract  are  not  taxable  until   received  by  the  Owner,   participant  or
beneficiary, either in the form of Annuity Payments or other distributions.

NONQUALIFIED ANNUITIES

Individuals may purchase tax-deferred  annuities without tax law funding limits.
The  Purchase  Payments  receive no tax  benefit,  deduction  or  deferral,  but increases  in the value of the contract are  generally  deferred  from tax until distribution.  If a  nonqualified  annuity is owned by other than an individual, however,  (e.g.,  by a  corporation),  the  increases in value  attributable  to
Purchase  Payments  made  after  February  28,  1986 are  includable  in  income annually.  Furthermore,  for contracts issued after April 22, 1987, all deferred increases in value will be  includable in the income of an Owner when that Owner transfers the contract without adequate consideration.

The federal tax law requires  nonqualified  annuity contracts issued on or after
January 19, 1985 to meet minimum  mandatory  distribution  requirements upon the death of the Contract Owner.  Failure to meet these  requirements will cause the succeeding  Contract Owner or  beneficiary  to lose the tax benefits  associated with annuity contracts,  i.e., primarily the tax deferral prior to distribution.
The  distribution  required depends upon whether an Annuity Option is elected or whether  the  succeeding  Owner  is the  surviving  spouse.  Contracts  will  be administered by the Company in accordance with these rules.

If two or more  nonqualified  annuity  contracts  are  purchased  from  the same insurer  within the same calendar year,  distributions  from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial  distributions  made before  annuitization of a contract will generally be taxed on an income-first  basis to the extent of income in the contract.  Certain  pre-August  14, 1982  deposits into a  nonqualified  annuity contract  that  have  been  placed in the  contract  by means of a  tax-deferred exchange  under Section 1035 of the Code may be withdrawn  first without  income tax liability.  This  information on deposits must be provided to the Company by the other insurance company at the time of the exchange.  There is income in the contract  generally to the extent the Cash Value  exceeds the  investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received  previously which was excludable from gross income. Any direct or indirect  borrowing  against the value of the  contract or pledging of the contract as security for a loan will be treated as a cash  withdrawal  under the tax law.

With certain  exceptions,  the law will impose an  additional  tax if a Contract
Owner makes a withdrawal of any amount under the contract  which is allocable to an investment  made after August 13, 1982. The amount of the additional tax will be 10% of the amount  includable in income by the Contract  Owner because of the withdrawal.  The additional tax will not be imposed if the amount is received on or after the Contract  Owner  reaches the age of

                                       13

59 1/2,  or if the  amount is one of a series of  substantially  equal  periodic payments made for life or life  expectancy of the taxpayer.  The  additional tax will not be imposed if the withdrawal or partial  surrender follows the death or disability of the Contract Owner.

FEDERAL INCOME TAX WITHHOLDING

The portion of a  distribution  which is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.

1.       NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         The portion of a non-periodic  distribution  which constitutes  taxable income will be subject to federal income tax withholding, to the extent such  aggregate  distributions  exceed  $200 for the year,  unless  the recipient elects not to have taxes withheld.  If an election out is not provided,  10% of the taxable  distribution will be withheld as federal income tax.  Election forms will be provided at the time  distributions are  requested.  This  form  of  withholding  applies  to  all  annuity programs.

2.       PERIODIC  DISTRIBUTIONS  (DISTRIBUTIONS  PAYABLE OVER A PERIOD  GREATER
         THAN ONE YEAR)

         The portion of a periodic distribution which constitutes taxable income will be  subject  to  federal  income  tax  withholding  under the wage withholding  tables as if the  recipient  were married  claiming  three exemptions.  A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed
         election   form.   Election   forms  will  be   provided  at  the  time
         distributions  are requested.  This form of withholding  applies to all annuity programs. As of January 1, 2001, a recipient receiving periodic payments  (e.g.,  monthly or annual  payments under an Annuity  Option)
         which total $15,150 or less per year, will generally be exempt from the withholding requirements.

Recipients  who elect not to have  withholding  made are liable  for  payment of federal income tax on the taxable  portion of the  distribution.  All recipients may also be  subject to  penalties  under the  estimated  tax  payment  rules if withholding and estimated tax payments are not sufficient.

Recipients  who do not  provide  a social  security  number  or  other  taxpayer identification  number  will  not be  permitted  to  elect  out of  withholding.
Additionally,  United States citizens  residing outside of the country,  or U.S.
legal residents  temporarily  residing outside the country, are not permitted to elect out of withholding.

TAX ADVICE

Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed by a person  contemplating  purchase  of an  annuity  contract  and by an
Owner,  participant or beneficiary who may make elections  under a contract.  It should be understood  that the foregoing  description  of the federal income tax consequences  under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed  here. It should be understood that if a tax-benefited plan loses its exempt status,  employees could lose some of the tax benefits described. For further information,  a qualified tax adviser should be consulted.

                                       14

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

           The Company intends to sell the Contracts in all jurisdictions  where it is licensed  to do business  and where the  Contract is  approved.  Any sales representative  or employee  who sells the  Contracts  will be qualified to sell variable  annuities under applicable  federal and state laws. Each broker-dealer is registered  with the SEC under the  Securities  Exchange Act of 1934, and all are  members of the NASD.  The  principal  underwriter  and  distributor  of the
Contracts is Travelers Distribution LLC (TDLLC), One Tower Square,  Hartford, CT
06183. TDLLC. is affiliated with the Company and the Separate Account.

           Up-front  compensation paid to sales  representatives will not exceed
8.00%  of the  purchase  payments  made  under  the  Contracts.  If  asset-based compensation  is paid,  it will  not  exceed  2% of the  average  account  value annually.  From time to time,  the Company may pay or permit  other  promotional incentives, in cash, credit or other compensation.

                                STATE REGULATION

The  Company  is  subject  to the  laws of the  state of  Connecticut  governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement in a prescribed form must be filed with that
Commissioner  on or before March 1 in each year  covering the  operations of the
Company for the  preceding  year and its  financial  condition on December 31 of such  year.  Its books and assets are  subject to review or  examination  by the
Commissioner  or  his  agents  at  all  times,  and a  full  examination  of its operations is conducted by the National  Association of Insurance  Commissioners
("NAIC") at least once in every four years.

In addition, the Company is subject to the insurance laws and regulations of the other  states in which it is  licensed  to  operate.  Generally,  the  insurance departments  of the states  apply the laws of the  jurisdiction  of  domicile in determining the field of permissible investments.

                         LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations  affecting the issue and sale of the  contract  described  in this  prospectus,  as well as the organization  of the  Companies,  their  authority  to  issue  variable  annuity contracts  under  Connecticut  law and the validity of the forms of the variable annuity  contracts  under  Connecticut  law,  have been passed on by the General
Counsel of the Companies.

There are no pending legal  proceedings  affecting  the Separate  Account or the principal  underwriter.  There are no  pending  legal  proceedings  against  the
Company  likely to have a material  adverse affect on the ability of the Company to meet its obligations under the Contract.

                                       15

                                   APPENDIX A

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information relating to the Separate Accounts and financial  statements of The Travelers Insurance Company. A list of the contents of the SAI is set forth below:

Description of The Travelers and the Separate Accounts

           The Insurance Company

           The Separate Accounts

Investment Objectives and Policies

           The Travelers Growth and Income Stock Account for Variable Annuities

           The Travelers Quality Bond Account for Variable Annuities

Description of Certain Types of Investments and Investment Techniques Available
    to the Separate Accounts

           Writing Covered Call Options

           Buying Put and Call Options

           Futures Contracts

           Money Market Instruments

Investment Management and Advisory Services

           Advisory and Subadvisory Fees

           TAMIC

           TIMCO

Valuation of Assets

The Board of Managers

Administrative Services

Securities Custodian

Independent Accountants

Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE SAI DATED MAY 1, 2002 (FORM NO.  L11895S),  ARE AVAILABLE  WITHOUT
CHARGE.  TO REQUEST A COPY,  PLEASE  CLIP THIS  COUPON ON THE DOTTED LINE ABOVE,
ENTER  YOUR NAME AND  ADDRESS  IN THE SPACES  PROVIDED  BELOW,  AND MAIL TO: THE
TRAVELERS  INSURANCE  COMPANY,  ANNUITY  SERVICES,  ONE TOWER SQUARE,  HARTFORD,
CONNECTICUT 06183-5030.

Name:
     --------------------------------------------------------------------------

Address:
        -----------------------------------------------------------------------

                                       16

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                                       AND

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                    Issued By

                         THE TRAVELERS INSURANCE COMPANY

                              Individual Purchases

L-11895                                                        TIC   Ed. 5-2002

UNIVERSAL ANNUITY

                STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("GIS")
        THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("QB")
        THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("MM")
                  THE TRAVELERS TIMED GROWTH AND INCOME STOCK
                    ACCOUNT FOR VARIABLE ANNUITIES ("TGIS")
   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES ("TSB")
   THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES ("TAS")
             THE TRAVELERS FUND U FOR VARIABLE ANNUITIES ("FUND U")

                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         THE TRAVELERS INSURANCE COMPANY

         This  Statement  of  Additional  Information  is not a  prospectus  but relates to, and should be read in conjunction  with the Prospectus  dated May 1,
2002.  A copy of the  Prospectus  may be  obtained  by writing to The  Travelers
Insurance Company (the "Company"), Annuity Services, One Tower Square, Hartford,
Connecticut 06183-5030, by calling 1-800-842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                                                           PAGE
Description of The Travelers Insurance Company and The Separate Accounts ..  3
     The Insurance Company ................................................  3
     The Separate Accounts ................................................  3
Investment Objectives, Policies and Risks .................................  3

Description of Certain Types of Investments and Investment Techniques
  Available to the The Separate Accounts ..................................  5

Investment Restrictions ................................................... 18
      The Travelers Growth and Income Stock Account for
        Variable Annuities ................................................ 18
      The Travelers Timed Growth and Income Stock Account for
        Variable Annuities ................................................ 18
      The Travelers Timed Aggressive Stock Account for

      The Travelers Timed Short-Term Bond Account for

                                       1

Financial  Statements......................................................

                                       2

                  DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY
                            AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

         The Travelers  Insurance  Company (the  "Company") is a stock insurance company  chartered  in 1863  in  Connecticut  and  continuously  engaged  in the insurance  business  since that time.  The Company is  licensed to conduct  life insurance business in all states of the United States, the District of Columbia,
Puerto Rico,  Guam,  the U.S. and British  Virgin  Islands and the Bahamas.  The
Company's  Home  Office is located at One Tower  Square,  Hartford,  Connecticut
06183 and its telephone number is (860) 277-0111.

         The Company is a wholly owned subsidiary of PFS Services Inc., which is an  indirect,  wholly  owned  subsidiary  of  Citigroup  Inc.  ("Citigroup"),  a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer,  Global
Corporate,  Global  Investment  Management and Private  Banking,  and Investment
Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner").  An annual statement covering the operations  of the  Company for the  preceding  year,  as well as its  financial conditions as of December 31 of such year,  must be filed with the  Commissioner in a prescribed  format on or before March 1 of each year.  The Company's  books and  assets are  subject to review or  examination  by the  Commissioner  or his agents at all times,  and a full  examination  of its operations is conducted at least once every four years.

         The Company is also subject to the insurance  laws and  regulations  of all other  states in which it is  licensed to operate.  However,  the  insurance departments of each of these states  generally  apply the laws of the home state
(jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNTS

         Each of the Separate  Accounts  available  under the  variable  annuity contracts  described  in this  Statement  of  Additional  Information  meets the definition of a separate account under federal  securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940
Act"). Additionally, the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the Connecticut General Statutes,  which authorize the Connecticut Insurance  Commissioner to adopt regulations under it.
The Section  contains no restrictions  on investments of the Separate  Accounts, and the  Commissioner  has adopted no regulations  under the Section that affect the Separate Accounts.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

         Each Account's  investment  objective and, unless noted as fundamental, its  investment  policies may be changed  without  approval of  shareholders  or holders of variable annuity and variable life insurance  contracts.  A change in an Account's investment objective or policies may result in the Account having a different  investment objective from those that an owner selected as appropriate at the time of investment.

         Listed below for quick reference are the types of investments that each
Account may make and its investment  techniques.  Any investments,  policies and restrictions generally are considered at the time of purchase; the sale of

                                       3

instruments   is  not  required  in  the  event  of  a   subsequent   change  in
circumstances.  More detailed  information  about the Accounts'  investments and investment techniques follows the chart.

---------------------------------------------------------------------------------------------------------
                                               GIS        QB        MM       TGIS       TSB       TAS
INVESTMENT TECHNIQUE
---------------------------------------------------------------------------------------------------------

Affiliated Bank Transactions
---------------------------------------------------------------------------------------------------------
American Depositary Receipts                    X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities                X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Bankers' Acceptances                            X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Buying Put and Call Options                     X                              X                   X
---------------------------------------------------------------------------------------------------------
Certificates of Deposit                         X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Commercial Paper                                X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Convertible Securities                          X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities               X          X                   X          X         X
---------------------------------------------------------------------------------------------------------
Debt Securities                                 X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Emerging Market Securities
---------------------------------------------------------------------------------------------------------
Equity Securities                               X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments            X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Foreign Securities                              X          X         X         X                   X
---------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency
---------------------------------------------------------------------------------------------------------
Futures Contracts                               X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Illiquid Securities                             X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Indexed Securities                                         X                   X          X
---------------------------------------------------------------------------------------------------------
Index Futures Contracts                         X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Investment Company Securities
---------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies              X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Lending Portfolio Securities
---------------------------------------------------------------------------------------------------------
Letters of Credit                               X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Loan Participations
---------------------------------------------------------------------------------------------------------
Money Market Instruments                        X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Options on Foreign Currencies
---------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts              X          X                   X          X        X
---------------------------------------------------------------------------------------------------------
Options on Stock Indices                        X                              X
---------------------------------------------------------------------------------------------------------
Other Direct Indebtedness                       X
---------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments                 X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Repurchase Agreements                           X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                   X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"
---------------------------------------------------------------------------------------------------------
Short-Term Money Market Instruments             X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Swap Agreements
---------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing                        X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
U.S. Government Securities                      X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes             X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities       X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Writing Covered Call Options                    X                              X                   X
---------------------------------------------------------------------------------------------------------

                                       4

                DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND
            INVESTMENT TECHNIQUES AVAILABLE TO THE SEPARATE ACCOUNTS

WRITING  COVERED CALL  OPTIONS:  The  Accounts  will write only  "covered"  call options,  that is, they will own the underlying  securities which are acceptable for escrow when they write the call option and until the  obligation to sell the underlying  security  is  extinguished  by exercise  or  expiration  of the call option, or until a call option covering the same underlying  security and having the same exercise  price and  expiration  date is purchased.  These call options generally  will be short-term  contracts with a duration of nine months or less.
The  Accounts  will  receive a premium for writing a call  option,  but give up, until the  expiration  date,  the  opportunity to profit from an increase in the underlying  security's  price above the exercise price. The Accounts will retain the  risk of loss  from a  decrease  in the  price of the  underlying  security.
Writing  covered call options is a conservative  investment  technique  which is believed to involve relatively little risk, but which is capable of enhancing an
Account's total returns.

The premium  received  for  writing a covered  call option will be recorded as a liability in each Account's Statement of Assets and Liabilities.  This liability will be adjusted daily to the option's  current market value,  which will be the latest  sale  price at the  close of the New York  Stock  Exchange,  or,  in the absence  of such  sale,  at the  latest bid  quotation.  The  liability  will be extinguished upon expiration of the option,  the purchase of an identical option in a closing  transaction,  or delivery of the underlying security upon exercise of the option.

The  Options  Clearing  Corporation  is the issuer of, and the  obligor  on, the covered call options  written by the Accounts.  In order to secure an obligation to deliver to the Options  Clearing  Corporation  the  underlying  security of a covered call option, the Accounts will be required to make escrow arrangements.

In instances  where the Accounts  believe it is  appropriate  to close a covered call option, they can close out the previously written call option by purchasing a call option on the same  underlying  security with the same exercise price and expiration date. The Accounts may also, under certain circumstances,  be able to transfer a previously written call option.

A previously  written call option can be closed out by  purchasing  an identical call option only on a national  securities  exchange  which provides a secondary market in the call option.  There is no assurance that a liquid secondary market will exist for a particular  call option at such time.  If the  Accounts  cannot effect a  closing  transaction,  they  will  not be able to sell the  underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

If a substantial  number of the call options are exercised,  the Accounts' rates of portfolio turnover may exceed historical levels.  This would result in higher brokerage commissions in connection with the writing of covered call options and the  purchase of call  options to close out  previously  written  options.  Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS:  The Accounts may purchase call options on specific securities,  or on futures  contracts  whose  price  volatility  is  expected to closely  match that of  securities,  eligible for purchase by the  Accounts,  in anticipation  of  or  as  a  substitute  for  the  purchase  of  the  securities themselves.  These  options  may be listed on a national  exchange  or  executed
"over-the-counter"   with  a  broker-dealer  as  the  counterparty.   While  the
investment  advisers  anticipate that the majority of option purchases and sales will be  executed  on a  national  exchange,  put or call  options  on  specific securities or for non-standard  terms are likely to be executed  directly with a broker-dealer  when  it is  advantageous  to do so.  Option  contracts  will  be short-term in nature, generally less than nine months.

The Accounts will pay a premium in exchange for the right to purchase  (call) or sell (put) a specific number of shares of an equity security or futures contract at a specified  price (the strike price) on or before the expiration date of the options  contract.  In either case, each Account's risk is limited to the option premium paid.

The  Accounts may sell the put and call options  prior to their  expiration  and realize a gain or loss thereby. A call option will expire worthless if the price of the  related  security  is below  the  contract  strike  price at the time of expiration;  a put option  will  expire  worthless  if the price of the  related security is above the contract strike price at the time of expiration.

Put and call  options  will be employed  for bona fide  hedging  purposes  only.
Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option  obligation will be similarly  identified and segregated.
In the case of put  options on futures  contracts,
                                       5

portfolio  securities  whose price  volatility  is expected to match that of the underlying futures contract will be identified and segregated.

MONEY MARKET INSTRUMENTS: Money market securities are instruments with remaining maturities of one year or less, such as bank  certificates of deposit,  bankers'
acceptances,  commercial paper (including master demand notes),  and obligations
issued  or  guaranteed  by  the  United  States  Government,   its  agencies  or
instrumentalities, some of which may be subject to repurchase agreements.

SHORT-TERM MONEY MARKET  INSTRUMENTS.  The Accounts may at any time invest funds awaiting  investment  or  held  as  reserves  for  the  purposes  of  satisfying redemption  requests,  payment of  dividends or making  other  distributions  to shareholders, in cash and short-term money market instruments.  Short-term money market  instruments may include (i) short-term U.S.  Government  Securities and, short-term  obligations of foreign sovereign  governments and their agencies and instrumentalities,  (ii) interest  bearing savings deposits on, and certificates of deposit and bankers'  acceptances of, United States and foreign banks,  (iii)
commercial  paper of U.S.  or of foreign  issuers  rated A-1 or higher by S&P or
Prime-1 by Moody's,  issued by companies  which have an  outstanding  debt issue rated  AA or  higher  by  S&P or Aa or  higher  by  Moody's  or,  if not  rated, determined by the  Investment  Subadviser  to be of comparable  quality to those rated obligations which may be purchased by the Accounts.

CERTIFICATES  OF DEPOSIT:  Certificates of deposit are receipts issued by a bank in  exchange  for the  deposit  of funds.  The  issuer  agrees to pay the amount deposited  plus  interest to the bearer of the receipt on the date  specified on the certificate.  The certificate  usually can be traded in the secondary market prior to maturity.

Certificates of deposit will be limited to U.S. dollar-denominated  certificates of United States banks which have at least $1 billion in deposits as of the date of  their  most  recently  published  financial  statements  (including  foreign branches of U.S. banks,  U.S. branches of foreign banks which are members of the
Federal Reserve System or the Federal Deposit Insurance Corporation).

The  Accounts  will not  acquire  time  deposits  or  obligations  issued by the
International  Bank for  Reconstruction  and Development,  the Asian Development
Bank or the Inter-American  Development Bank. Additionally,  the Accounts do not
currently intend to purchase such foreign  securities (except to the extent that certificates of deposit of foreign  branches of U.S. banks may be deemed foreign securities) or purchase  certificates of deposit,  bankers' acceptances or other similar obligations issued by foreign banks.  Additionally,  Account TSB invests in Euro  Certificates  of Deposit  issued by banks outside of the United States, with interest and principal paid in U.S. dollars.

BANKERS'  ACCEPTANCES:  Bankers'  acceptances  typically  arise from  short-term credit  arrangements  designed to enable  businesses  to obtain funds to finance commercial  transactions.  Generally,  an  acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific  merchandise.  The  draft is then  "accepted"  by the bank,  which,  in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity  date.  The acceptance may then be held by the accepting bank as an earning  asset or it may be sold in the  secondary  market at the going  rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270  days,  most  acceptances  have  maturities  of six  months or less.
Bankers'  acceptances  acquired by Accounts MM or TSB must have been accepted by
U.S.  commercial  banks,  including  foreign branches of U.S.  commercial banks, having total deposits at the time of purchase in excess of $1 billion,  and must be payable in U.S. dollars.

UNITED  STATES  GOVERNMENT  SECURITIES:  Securities  issued or guaranteed by the
United States  Government  include a variety of Treasury  securities that differ only in their interest rates,  maturities and dates of issuance.  Treasury Bills have  maturities of one year or less,  Treasury Notes have  maturities of one to ten years,  and Treasury  Bonds  generally  have  maturities of greater than ten years at the date of issuance.

Securities  issued or guaranteed by the United States Government or its agencies or  instrumentalities  include direct  obligations of the United States Treasury and  securities  issued or  guaranteed  by the Federal  Housing  Administration,
Farmers Home  Administration,  Export-Import  Bank of the United  States,  Small
Business  Administration,  Government  National  Mortgage  Association,  General
Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks,
Federal Loan Mortgage  Corporation,  Federal  Intermediate Credit Banks, Federal
Land Banks, Maritime Administration, The Tennessee Valley Authority, District of
Columbia Armory Board and Federal National Mortgage Association.

                                       6

Some  obligations of United States  Government  agencies and  instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates,  are supported by the full faith and credit of the United  States;
others,  such as  securities  of Federal Home Loan Banks,  are  supported by the right of the issuer to borrow from the  Treasury;  still  others,  such as bonds issued by the Federal National Mortgage Association, a private corporation,  are supported only by the credit of the  instrumentality.  Because the United States
Government is not obligated by law to provide support to an  instrumentality  it sponsors,  the  Accounts  will  invest  in the  securities  issued  by  such  an instrumentality only when the investment advisers determine that the credit risk with  respect to the  instrumentality  does not make the  securities  unsuitable investments.  United States Government securities will not include international agencies  or  instrumentalities  in which  the  United  States  Government,  its agencies or  instrumentalities  participate,  such as the World Bank,  the Asian
Development Bank or the  Inter-American  Development  Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE  AGREEMENTS:  Interim cash balances may be invested from time to time in repurchase agreements with approved  counterparties.  Approved counterparties are limited to national banks or reporting  broker-dealers meeting the Advisor's credit quality standards as presenting  minimal risk of default.  All repurchase transactions must be collateralized  by U.S.  Government  securities with market value no less than  102% of the  amount of the  transaction,  including  accrued interest. Repurchase transactions generally mature the next business day but, in the event of a  transaction  of longer  maturity,  collateral  will be marked to market daily and, when required,  additional cash or qualifying  collateral will be required from the counterparty.

In executing a repurchase  agreement,  a portfolio purchases eligible securities subject to the seller's simultaneous  agreement to repurchase them on a mutually agreed upon date and at a mutually  agreed upon price.  The  purchase and resale prices are negotiated with the  counterparty on the basis of current  short-term interest  rates,  which  may be more or less  than  the  rate on the  securities
collateralizing   the  transaction.   Physical  delivery  or,  in  the  case  of
"book-entry"  securities,  segregation  in  the  counterparty's  account  at the
Federal  Reserve  for the  benefit of the  Account is  required  to  establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

As the  securities  collateralizing  a repurchase  transaction  are generally of longer maturity than the term of the transaction, in the event of default by the counterparty  on its  obligation,  the  Account  would  bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

WHEN-ISSUED  SECURITIES.  Certain  Accounts  may,  from  time to time,  purchase
new-issue    government    or   agency    securities    on   a    "when-issued,"
"delayed-delivery," or "to-be-announced" basis ("when-issued  securities").  The prices of such  securities  are fixed at the time the  commitment to purchase is made and may be expressed in either  dollar-price or yield-  maintenance  terms.
Delivery and payment may be at a future date beyond  customary  settlement time.
It is the  Accounts'  customary  practice  to  make  when-issued  purchases  for settlement no more than 90 days beyond the commitment date.

The  commitment  to purchase a  when-issued  security  may be viewed as a senior security,  which is marked to market and  reflected in the  Account's  net asset value daily from the commitment  date.  While the adviser or subadviser  intends for the  Account  to take  physical  delivery  of these  securities,  offsetting transactions may be made prior to settlement, if it is advantageous to do so. An
Account  does not make payment or begin to accrue  interest on these  securities until  settlement  date.  To invest its assets  pending  settlement,  an Account normally  invests in short-term  money market  instruments and other  securities maturing no later than the scheduled settlement date.

The Accounts do not intend to purchase when-issued securities for speculative or
"leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC  thereunder,  when an  Account  commits to  purchase a security  on a when-issued  basis,  the  adviser  or  subadviser  identifies  and  places  in a
segregated   account  high-grade  money  market  instruments  and  other  liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser and subadvisers  believe that  purchasing  securities in this manner will be advantageous  to the Accounts.  However,  this practice  entails certain additional  risks,  namely the default of the counterparty on its obligations to deliver the security as scheduled.  In this event, an Account would experience a gain or loss  equal  to the  appreciation  or  depreciation  in  value  from the commitment  date. The adviser and  subadvisers  employ a rigorous credit quality
procedure  in  determining  the   counterparties  to  deal  with  in  purchasing
when-issued  securities and, in some circumstances,  require the counterparty to post cash or some other form of  security  as margin to protect the value of the delivery obligation pending settlement.

                                       7

FLOATING  AND VARIABLE  RATE  INSTRUMENTS:  Obligations  that have a floating or variable rate of interest  bear  interest at rates that are not fixed,  but vary with changes in specified  market rates or indices,  such as the prime rate, and at specified intervals.  Certain of these obligations may carry a demand feature that  would  permit  the  holder to tender  them back to the issuer at par value prior to maturity.  Each Account  limits its  purchases of floating and variable rate  obligations  to those of the same  quality as it  otherwise  is allowed to purchase. The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand  instrument to pay principal and interest on demand.  Each
Accounts' right to obtain payment at par on a demand  instrument can be affected by events  occurring  between the date the Accounts  elect to demand payment and the date  payment is due.  Those  events may affect the ability of the issuer of the  instrument  to make payment when due,  except when such demand  instruments permit  same-day  settlement.  To facilitate  settlement,  these same-day demand instruments  may be held in book entry  form at a bank other than the  Accounts'
custodian,  subject to a subcustodian agreement approved by the Accounts between that bank and the Accounts' custodian.

The  floating  and  variable  rate  obligations  that the  Accounts may purchase include  certificates of  participation  in obligations  purchased from banks. A certificate  of  participation  gives an Account an  undivided  interest  in the underlying  obligations in the proportion  that the Account's  interest bears to the total principal amount of such obligations.  Certain of such certificates of participation  may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

VARIABLE  AMOUNT MASTER DEMAND  NOTES:  Variable  amount master demand notes are unsecured  obligations  that permit the investment of fluctuating  amounts by an
Account at varying rates of interest pursuant to direct arrangements between the
Account as lender and the issuer as borrower.  Master  demand notes permit daily fluctuations  in the interest  rate and daily  changes in the amounts  borrowed.
Each  Account has the right to increase the amount under the note at any time up to the full amount  provided by the note  agreement,  or to decrease the amount, and the borrower  may repay up to the full amount of the note  without  penalty.
Because these types of notes are direct lending  arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded.  Also, there is no secondary  market for these notes,  although they are redeemable  and thus  repayable  by the  borrower  at face  value  plus  accrued interest at any time. Accordingly,  an Account's right to redeem is dependent on the  ability of the  borrower  to pay  principal  and  interest  on  demand.  In connection  with master demand note  arrangements,  the advisers or  subadvisers will consider the earning  power,  cash flow and other  liquidity  ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies.
Unless they are so rated,  each Account will invest in them only if, at the time of an  investment,  the  issuer  meets  the  criteria  set  forth  for all other
commercial  paper.  Pursuant  to  procedures   established  by  the  adviser  or
subadviser, such notes are treated as instruments maturing in one day and valued at their par value. The advisers and subadvisers intend to continuously  monitor factors  related to the ability of the borrower to pay principal and interest on demand.

VARIABLE  RATE  MASTER  DEMAND  NOTES.  Variable  rate master  demand  notes are unsecured  obligations that permit a Fund to invest different amounts at varying interest rates under arrangements between the Account (as lender) and the issuer of the note (as borrower).  Under the note, an Account has the right at any time to increase the amount up to the full amount provided by the note agreement,  or to decrease  the amount,  and the borrower has the right to repay at any time up to the full amount of the note without  penalty.  Notes  purchased by an Account permit it to demand  payment of principal  and accrued  interest at any time (on not more  than  seven  days  notice).  Notes  acquired  by an  Account  may have maturities of more than one year,  provided that: (1) the Account is entitled to payment of principal and accrued  interest upon not more than seven days notice, and (2) the interest  rate on such notes is adjusted  automatically  at periodic intervals,  which  normally do not exceed 31 days but may extend up to one year.
The  notes are  deemed  to have a  maturity  equal to the  longer of the  period remaining to the next  interest-rate  adjustment  or the demand  notice  period.
Because these notes are direct lending  arrangements  between the lender and the borrower,  the notes  normally  are not  traded  and have no  secondary  market, although  the notes  are  redeemable  and,  thus,  repayable  at any time by the borrower at face value plus accrued interest. Accordingly, an Account's right to redeem  depends on the  borrower's  ability to pay  interest on demand and repay principal.  In connection  with variable rate master demand notes, an adviser or subadviser  considers,  under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand.  These notes are not typically rated by credit rating  agencies.  Unless rated,  an Account will invest in them only if the  investment  adviser  determines  that the issuer meets the criteria established for commercial paper.

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial  discount from face value.  Additionally,  zero coupon bonds give the issuer the  flexibility  of reduced  cash  interest
                                       8

expense for several years,  and they give the purchaser the potential  advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds are very risky,  however,  for the investor.  Because the cash flows from zero coupon  bonds are  deferred  and because zero coupon bonds often represent  subordinated  debt,  their prices are more  volatile  than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or no initial  interest rate for several years and then a higher rate until  maturity.
They are also issued at a discount from face value.

For tax  purposes,  a  purchaser  of zero  coupon  bonds owes  income tax on the interest  that has accrued  each year,  even though the Account has  received no cash. Certain federal tax law income and capital-gain  distribution requirements may have an adverse effect on an Account to the extent it invests in zero coupon bonds.

PAY-IN-KIND  BONDS.  Pay-in-kind  bonds  pay  interest  either  in  cash  or  in additional  securities at the issuer's option for a specified period.  Like zero coupon bonds, PIK bonds are designed to give the issuer  flexibility in managing cash flow. Unlike zero coupon bonds,  however,  PIK bonds offer the investor the opportunity  to sell the  additional  securities  issued in lieu of interest and thus obtain current income on the original  investment.  Certain federal tax law income and capital gain distribution  requirements may have an adverse effect on an Account to the extent that it invests in PIK bonds.

RESET BONDS.  The  interest  rate on reset bonds is adjusted  periodically  to a level  that  should  allow  the  bonds  to trade at a  specified  dollar  level, generally par or $101. The rate can usually be raised,  but the bonds have a low call premium, limiting the opportunity for capital gain. Some reset bonds have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING  RATE NOTES.  Increasing rate notes ("IRNs") have interest rates that increase  periodically  (by 1/4% per quarter,  for example).  IRNs are generally used  as a  temporary  financing  instrument  since  the  increasing  rate is an incentive for the issuer to refinance with longer-term debt.

EQUITY SECURITIES. By definition, equity securities include common and preferred stocks,  convertible securities,  and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term  growth in value,  their prices fluctuate based on changes in a company's  financial  condition and on overall  market and economic  conditions.  Smaller  companies  are  especially  sensitive  to  these factors.

STOCKS. Certain Accounts expect to remain fully invested in common stocks to the extent  practicable,  and is therefore  subject to the general risk of the stock market.  The value of an  Account's  shares  can be  expected  to  fluctuate  in response to changes in market and economic  conditions  as well as the financial conditions  and prospects of the issuers in which it invests.  Certain  Accounts also may invest in stocks of smaller  companies  that may  individually  exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on  changes  in a  company's  financial  condition  and  general  economic conditions. This is especially true in the case of smaller companies.  Moreover,
Accounts  may  invest in  stocks of  growth-oriented  companies  that  intend to reinvest earnings rather than pay dividends.  An Account may make investments in stocks that may at times have limited  market  liquidity  and whose  purchase or sale would result in above average transaction costs.  Another factor that would increase the fundamental  risk of investing in smaller  companies is the lack of publicly available information due to their relatively short operating record as public companies.

Investing  in  medium  capitalization  stocks  may  involve  greater  risk  than investing  in large  capitalization  stocks,  since  they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies  involves greater risk than is  customarily  associated  with  investments  in more  established  companies.
Emerging growth companies often have limited product lines, markets or financial resources,  and they may be dependent  on  one-person  management.  In addition, there may be less research  available on many  promising  small and medium sized emerging  growth  companies  making it more  difficult to find and analyze these companies.  The  securities  of  emerging  growth  companies  may  have  limited marketability and may be subject to more abrupt or erratic market movements than securities of larger,  more established  growth companies or the

                                       9

market  averages in general.  Shares of an  Account,  therefore,  are subject to greater  fluctuation in value than shares of a conservative  equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

CONVERTIBLE  SECURITIES.  Convertible  securities may include corporate notes or preferred stock but ordinarily are long-term debt  obligations of an issuer that are  convertible  at a stated price or exchange  rate into the  issuer's  common stock.  Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market  value of  convertible  securities  tends to  decline as  interest  rates increase and,  conversely,  to increase as interest rates decline.  In addition, because of the conversion  feature,  the market value of convertible  securities tends to vary with  fluctuations  in the market value of the  underlying  common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common  stock  underlying  a  convertible  security exceeds the conversion  price,  the price of the  convertible  security tends to reflect the value of the  underlying  common  stock.  As the market price of the underlying  common  stock  declines,  the  convertible  security  tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities,  convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks.  Like all  fixed-income  securities,  there can be no assurance of the current  income because  the  issuers  of  the  convertible  securities  may  default  on  their obligations.  Convertible  securities generally offer lower interest or dividend yields  than  non-convertible  securities  of  similar  quality  because  of the potential through the conversion feature for capital appreciation.  There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible   securities   generally  are  subordinated  to  other  similar  but
not-convertible  debt of the  same  issuer,  although  convertible  bonds  enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the  issuer's  common  stock.  Because of the  conversion  feature, however,  convertible  securities  typically  have lower  ratings  than  similar non-convertible securities.

A synthetic  convertible  security is comprised of two distinct  securities that together  resemble  convertible  securities.  Synthetic  convertible  securities combine  non-convertible  bonds or preferred  stock with  warrants or stock call options.  The options that form a portion of the convertible security are listed on a securities  exchange or on the National  Association of Securities  Dealers
Automated  Quotations  Systems.  The two  components of a synthetic  convertible security  generally are not offered as a unit but may be purchased and sold by a
Fund  at  different  times.   Synthetic   convertible   securities  differ  from
convertible  securities  in  that  each  component  of a  synthetic  convertible security has a separate market value and responds  differently from the other to market fluctuations.  Investing in synthetic convertible securities involves the risks  normally  involved in holding the  securities  comprising  the  synthetic convertible security.

DEBT  SECURITIES.  Debt  securities held by an Account may be subject to several types of investment risk,  including market or interest rate risk, which relates to the change in market  value caused by  fluctuations  in  prevailing  interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity.  Call or income risk relates  to  corporate  bonds  during  periods of falling  interest  rates,  and involves  the  possibility  that  securities  with high  interest  rates will be prepaid or  "called"  by the issuer  prior to  maturity.  Investment-grade  debt securities are generally  regarded as having  adequate  capacity to pay interest
and    repay     principal,     but    have     speculative     characteristics.
Below-investment-grade    debt    securities    (sometimes    referred   to   as
"high-yield/high-risk"    or   "junk"    bonds)   have    greater    speculative
characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt  instruments  over a period of time should reflect  prevailing interest rates, which depend on a number of factors, including government action in the  capital  markets,  government  fiscal  and  monetary  policy,  needs  of businesses  for capital goods for  expansion,  and investor  expectations  as to future inflation.  The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

Certain  Accounts may invest in  corporate  debt  obligations  that may be rated below the three highest rating categories of a nationally recognized statistical rating  organization (AAA, AA, or A for S&P and AAA, AA, or A for Moody's,  (see
the Appendix for more  information)) or, if unrated,  of comparable  quality and
may  have  speculative   characteristics  or  be  speculative.   Lower-rated  or
comparable  unrated bonds are commonly referred to as "junk bonds".  There is no minimum  acceptable  rating for a security  to be  purchased  or held by certain
Accounts,  and an Account may,  from time to time,  purchase or hold  securities rated in the lowest  rating  category and may include  bonds in default.  Credit ratings  evaluate the safety of the principal and interest  payments but not the market value of high yield bonds.  Further, the value of such bonds is likely to fluctuate over time.
                                       10

Lower-rated   bonds   usually  offer  higher  yields  with  greater  risks  than higher-rated  bonds.  Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest  payments.  This
is  because  of  reduced   creditworthiness   and  increased  risk  of  default.
Lower-rated securities generally tend to reflect short-term corporate and market developments  to a  greater  extent  than  higher-rated  securities  that  react primarily to  fluctuations  in the general level of interest  rates.  Short-term
corporate  and  market   developments   affecting  the  price  or  liquidity  of
lower-rated  securities  could include  adverse news  affecting  major  issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated  securities,  it may be harder to sell the securities at an optimum time.

As a result of these  factors,  lower-rated  securities  tend to have more price volatility  and carry  more  risk to  principal  and  income  than  higher-rated securities.

An economic  downturn may adversely affect the value of some lower-rated  bonds.
Such a downturn may especially affect highly leveraged companies or companies in cyclically  sensitive  industries,  where deterioration in a company's cash flow may impair its ability to meet its  obligations to pay principal and interest to bondholders  in a timely  fashion.  From time to time,  as a result of  changing conditions,  issuers  of  lower-rated  bonds  may  seek  or may be  required  to restructure the terms and conditions of securities they have issued. As a result of these  restructuring,  holders of  lower-rated  securities  may receive  less principal  and interest  than they had bargained for at the time such bonds were purchased. In the event of a restructuring, an Account may bear additional legal or  administrative  expenses  in  order to  maximize  recovery  from an  issuer.
Additionally,  an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated  bonds.  Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business  conditions,  whether or not  warranted by  fundamental  analysis,  may affect the price or liquidity of lower-rated bonds. On occasion,  therefore,  it may  become  difficult  to price or  dispose  of a  particular  security  in the
Account.

An  Account  may,  from time to time,  own zero  coupon  bonds  and  pay-in-kind securities.  A zero  coupon  bond makes no periodic  interest  payments  and the entire obligation  becomes due only upon maturity.  Pay-in-kind  securities make periodic  payments in the form of additional  securities as opposed to cash. The price  of zero  coupon  bonds  and  pay-in-kind  securities  is  generally  more sensitive  to  fluctuations  in  interest  rates  than are  conventional  bonds.
Additionally,  federal tax law  requires  that  interest on zero coupon bonds be reported as income to the Account even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt  obligations,  including many lower rated bonds,  permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates.  Issuers are more likely to call bonds during periods of declining  interest  rates. In these cases, if an Account owns a bond that is called,  the Account will receive its return of principal  earlier than expected and would likely be required to reinvest the proceeds at a lower  interest rate, thus reducing income to the Account.

EVALUATING  THE  RISKS  OF  LOWER-RATED  SECURITIES.  An  Account's  adviser  or subadviser  will follow  certain  steps to evaluate  the risks  associated  with investing in lower-rated securities. These techniques include:

         CREDIT  RESEARCH.  The adviser or  subadviser  performs  its own credit analysis in addition to using nationally recognized  statistical rating
         organizations  and  other  sources,   including  discussions  with  the
         issuer's management, the judgment of other investment analysts, and its own informed  judgment.  The credit analysis will consider the issuer s financial  soundness,  its  responsiveness to changes in interest rates and business  conditions,  and its anticipated  cash flow,  interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser  places special  emphasis on the estimated  current value of the issuer's assets rather than historical costs.

         DIVERSIFICATION.  An Account  generally  invests in  securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

                                       11

         ECONOMIC ANALYSIS.  The adviser or subadviser will also analyze current developments  and trends in the economy and in the  financial  markets.
         When  investing in  lower-rated  securities,  timing and  selection are critical and analysis of the business cycle can be important.

Achievement by an Account  investing in these bonds of its investment  objective may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Account invested exclusively in higher-rated bonds.

EXCHANGE-TRADED  FINANCIAL  FUTURES.  Certain  Accounts may use  exchange-traded financial  futures  contracts  consisting of stock index  futures  contracts and futures  contracts on debt  securities  ("interest  rate futures") as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual  obligation to buy or sell a specified  index of stock at a future date for a fixed price.

An Account will not purchase or sell futures  contracts  for which the aggregate initial margin  exceeds 5% of the fair market value of its assets,  after taking into account  unrealized  profits and losses on any such contracts  which it has entered into. When a futures  contract is purchased,  the Account will set aside an amount of cash and cash  equivalents  equal to the total  market value of the futures  contract,  less the amount of the initial  margin.  At no time will the
Account's investments in such futures be used for speculative purposes.

All financial  futures  contracts  will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading  Commission  ("CFTC").  To ensure that its futures  transactions meet CFTC standards,  the Account will enter into futures  contracts for hedging purposes only (i.e., for the purposes or with the intent  specified  in  CFTC  regulations  and  interpretations,  subject  to the requirements of the Securities and Exchange Commission).

The use of options,  futures contracts,  options on futures  contracts,  forward contracts and options on foreign currencies may result in the loss of principal, particularly  where such  instruments are traded for other than hedging purposes
(e.g., to enhance current yield).

STOCK INDEX  FUTURES  CONTRACTS.  Certain  Accounts  may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference  between the value of a specified stock index on that date and the settlement price specified by the contract.  That is, the seller of the futures  contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely,  the purchaser  must pay and the seller would receive a multiple of any excess of the settlement  price over the value of the index. A public market  currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock
Exchange  Composite  Index,  the Value Line Stock  Index,  and the Major  Market
Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently  traded,  will in the future be the subject of publicly traded futures contracts. Each Account may purchase  and sell stock  index  futures  contracts  on its  benchmark  index or similar index.

Positions  taken in the futures  markets are not normally held until delivery or cash  settlement  is required,  but instead are  liquidated  through  offsetting transactions  that may result in a gain or a loss. While futures positions taken by an Account are usually liquidated in this manner, an Account may instead make or take  delivery of  underlying  securities  whenever  it appears  economically advantageous  to do so. A clearing  organization  associated  with the  relevant exchange  assumes  responsibility  for closing out  transactions  and guarantees that,  as between the clearing  members of the  exchange,  the sale and purchase obligations  will be performed  with regard to all positions that remain open at the termination of the contract.

When futures  contracts are entered into by an Account,  either as the purchaser or the  seller of such  contracts,  the Fund is  required  to  deposit  with its custodian in a segregated account in the name of the futures commission merchant
("FCM") an initial margin of cash or U.S.  Treasury bills equaling as much as 5%
to 10% or more of the contract  settlement  price.  The nature of initial margin requirements in futures  transactions  differs from traditional  margin payments made in securities transactions in that initial margins for futures contracts do not involve the  borrowing of funds by the customer to finance the  transaction.
Instead,  a customer's  initial margin on a futures  contract  represents a good faith deposit securing the customer's contractual  obligations under the futures contract.  The initial  margin deposit is returned,  assuming these  obligations have been met, when the futures contract is terminated. In addition,  subsequent payments to and from the FCM,  called  "variation  margin,"  are made on a daily basis  as the  price  of the  underlying  security  or  stock  index  fluctuates reflecting the change in value in the long (purchase) or short (sale)  positions in the financial futures contract, a process known as "marking to market."
                                       12

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity.  Prior to the contract  settlement date, an Account  will  normally  close all  futures  positions  by  entering  into an offsetting  transaction  which  operates to cancel the position  held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX  FUTURES  CONTRACTS.  Certain  Accounts also may purchase call and put  options  and write  covered  call and put  options on stock  index futures  contracts of the type into which the  particular  Fund is authorized to enter.  Covered put and call options on futures contracts will be covered in the same  manner as covered  options  on  securities  and  securities  indices.  The
Accounts  may invest in such  options  for the  purpose of closing out a futures position that has become illiquid.

Options on futures  contracts  are traded on  exchanges  that are  licensed  and regulated by the CFTC. A call option on a futures  contract  gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long"  position) at a specified  exercise price at any time before the option expires.  A put option gives the purchaser the right,  in return for the premium paid, to sell a futures  contract (assume a "short"  position),  for a specified exercise price, at any time before the option expires.

Unlike entering into a futures  contract itself,  purchasing  options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond  forgoing the purchase  price (or  "premium")  paid for the options.
Whether, in order to achieve a particular  objective,  the Account enters into a stock index futures contract,  on the one hand, or an option contract on a stock index  futures  contract,  on the other,  will depend on all the  circumstances, including the relative costs,  liquidity,  availability and capital requirements of such futures and options  contracts.  Each Account will consider the relative risks involved, which may be quite different.  These factors, among others, will be considered in light of market  conditions and the particular  objective to be achieved.

CERTAIN  ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.
In addition to the risks  described  in the  Prospectus,  the use of stock index futures contracts and options on such futures contracts may entail the following risks. First,  although such instruments when used by an Account are intended to correlate  with the Account's  portfolio  securities,  in many cases the futures contracts or options on futures contracts used may be based on stock indices the components  of which are not  identical  to the  portfolio  securities  owned or intended  to be  acquired  by the  Account.  Second,  due to supply  and  demand imbalances and other market factors,  the price movements of stock index futures contracts  and options  thereon may not  necessarily  correspond  exactly to the price  movements  of the stock  indices  on which  such  instruments  are based.
Accordingly, there is a risk that an Account's transactions in those instruments will not in fact offset the impact on the Account of adverse market developments in the  manner or to the  extent  contemplated  or that such  transactions  will result in losses to the  Account  which are not offset by gains with  respect to corresponding portfolio securities owned or to be purchased by that Account.

To some extent, careful management of these strategies can minimize these risks.
For example, where price movements in a futures contract are expected to be less volatile  than price  movements  in the related  portfolio  securities  owned or intended to be acquired by an Account,  it may, in order to compensate  for this difference,  use an amount of futures contracts which is greater than the amount of such portfolio securities.  Similarly,  where the price movement of a futures contract is  anticipated  to be more  volatile,  an Account may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of an Account's securities is particularly  relevant to futures contracts.  An Account, in entering into a futures purchase contract, potentially  could  lose  any  or all of the  contract's  settlement  price.  In addition,  because stock index futures  contracts  require  delivery at a future date of an amount of cash  equal to a multiple  of the  difference  between  the value of a  specified  stock  index on that date and the  settlement  price,  an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to an Account. A small increase or decrease in the value of the underlying  index can,  therefore,  result in a much greater increase or decrease in the cost to the Fund.  Although the  Accounts  intend to establish positions in these instruments only when there appears to be an active market,  there is no assurance  that a liquid market for such  instruments  will exist when they seek to "close out" (i.e.,  terminate) a particular  stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend  trading after the price of such  instruments has risen or fallen more than the maximum amount specified by the exchange. An Account may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being
                                       13

unable to liquidate a futures position.  Nevertheless, in some cases, an Account may experience  losses as a result of such  inability.  Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition,  FCMs or brokers in certain  circumstances  will have access to the
Accounts'  assets  posted as margin in  connection  with these  transactions  as permitted  under the Act.  The  Accounts  will use only FCMs or brokers in whose reliability  and financial  soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's  insolvency  or  bankruptcy,  it is possible  that an
Account  could  experience a delay or incur costs in  recovering  such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Account could effect such recovery.

The success of these techniques depends, among other things, on the adviser's or subadviser's  ability to predict the direction and volatility of price movements in the futures  markets as well as the securities  markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance  that these  techniques  will produce their intended  results.  In any event,  the adviser or  subadviser  will use stock index  futures  contracts and options  thereon only when it believes the overall  effect is to reduce,  rather than  increase,  the risks to which an Account is  exposed.  These  transactions also,  of course,  may be more,  rather than less,  favorable to an Account than originally anticipated.

SWAPS.  Swaps are  over-the-counter  (OTC)  agreements  that  typically  require counterparties  to make periodic  payments to each other for A specified period.
The calculation of these payments is based on an agreed-upon amount,  called the notional amount that generally is exchanged only in currency swaps. The periodic payments may be a fixed or floating  (variable)  amount.  Floating  payments may change with  fluctuations  in interest or currency  rates or equity or commodity prices,  depending  on the  contract  terms.  Swaps  are used to hedge a risk or obtain  more  desirable  financing  terms,  and they can be used to profit  from correctly anticipating rate and price movements.

FOREIGN AND EMERGING MARKETS SECURITIES.  Certain Accounts may invest in foreign
and/or  emerging   markets   securities.   These  securities  may  include  U.S.
dollar-denominated   securities  and  debt  securities  of  foreign  governments
(including provinces and municipalities) or their agencies or instrumentalities, securities  issued or guaranteed by  international  organizations  designated or supported by multiple governments or entities to promote economic reconstruction
or   development,   and  securities  of  foreign   corporations   and  financial
institutions.

Certain Accounts may invest in American  Depositary  Receipts  ("ADRs"),  Global
Depositary  Receipts ("GDRs") and European  Depositary  Receipts  ("EDRs"),  and
similar  instruments  providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain  countries on direct investment by foreign countries and restrictions in certain  countries on direct investment by foreign entities,  an Account  may invest in certain  issuers  through  the  purchase of sponsored and  unsponsored  ADRs or other similar  securities,  such as American
Depositary  Shares,   Global  Depositary  Shares  of  International   Depositary
Receipts.  ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying  securities into which they are convertible.  These securities may or may not be denominated in the same currency as the underlying securities.
Unsponsored ADRs may be created without the participation of the foreign issuer.
Holders of  unsponsored  ADRs  generally bear all the costs of the ADR facility, whereas  foreign  issuers  typically  bear certain costs in a sponsored ADR. The bank  or  trust  company  depository  of an  unsponsored  ADR  may be  under  no obligation to distribute  shareholder  communications  received from the foreign issuer or to pass through voting rights.

Subject to any limit on an Account's  investments in foreign  securities,  there may be no limit on the amount of assets that may be invested  in  securities  of issuers domiciled in a single country or market. To the extent that an Account's assets are invested  substantially in a single country or market, the Account is more  susceptible  to the risks of  investing  in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign  securities may offer an Account an opportunity to pursue the performance potential of an overseas market. Such securities,  however, also entail risks in addition to the risks of U.S.  securities.  Foreign  governments may  nationalize  or  expropriate  assets  or  impose  confiscatory  taxes on an investment. Civil wars or other political or financial instability or diplomatic developments  may  affect  the value of a Fund's  foreign  investments.  Foreign countries may impose currency exchange controls,  foreign  withholding taxes, or other  factors that may affect the value of an  investment.  Movement in foreign currency  exchange  rates  against  the U.S.  dollar may  result in  significant changes in the value of  overseas  investments.  Generally,  if the U.S.  dollar weakens,  the  value  of the  foreign
                                       14

investment  in  U.S.  dollars  increases.   Conversely,  when  the  U.S.  dollar
strengthens, the value of the foreign investment in U.S. dollars decreases.

There is generally less  information  publicly  available about a foreign issuer than about a U.S.  issuer,  and  foreign  issuers  generally  are not subject to accounting,  auditing and financial  reporting  practices  comparable  with U.S.
practices.  Some foreign  securities or markets are more thinly traded and, as a result,  foreign  securities  may be less  liquid  and more  volatile  than U.S.
securities.  Foreign  settlement  procedures and trade  regulations  may involve risks and expenses not present in U.S. settlements.

The risks of investing in foreign  securities  may be intensified in the case of investment in emerging  markets.  Securities of many issuers in emerging markets may be less  liquid  and more  volatile  than  comparable  domestic  securities.
Investment  in  emerging  markets  may be  subject  to  delays  in  settlements, resulting in periods when a portion of an Account's  assets is uninvested and no return is earned  thereon.  Certain  markets may require  payment for securities before  delivery,  and in such  markets  the  Account  bears  the risk  that the securities will not be delivered and that the payment will not be returned.

In addition, many emerging market countries have experienced substantial, and in some periods  extremely high,  rates of inflation for many years.  Inflation and rapid  fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities  markets of certain of these  countries.
In many cases,  emerging market  countries are among the world's largest debtors to commercial banks, foreign governments,  international financial organizations and other financial  institutions.  In recent years,  the governments of some of these countries have  encountered  difficulties in servicing their external debt obligations,  which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign  securities  transactions also include generally higher commission rates and the risks of adverse changes in investment or exchange control  regulations, political  instability that could affect U.S.  investments in foreign countries, and potential restrictions on the flow of international capital.

Additionally,  dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product,  rate of inflation,  capital  reinvestment,  resource self-sufficiency and balance of payment positions.

ILLIQUID   SECURITIES.   Certain  Accounts  may  make  investments  in  illiquid
securities. Illiquid securities are those that are not readily marketable within seven days in the ordinary course of business and include restricted  securities that may not be publicly sold without  registration  under the Securities Act of
1933 (the "1933 Act") and Rule 144A securities. Inmost instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated.  If a Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933
Act, with respect to those sales,  and registration of such securities under the
1933 Act may be  required.  The  Accounts  will not  bear  the  expense  of such registration. In determining securities subject to the percentage limitation, an
Account  will  include,  in  addition  to  restricted   securities,   repurchase
agreements  maturing  in more than  seven days and other  securities  not having readily available market quotations,  including options traded over-the-counter, certain mortgage related securities and other securities subject to restrictions on resale.

RULE 144A  SECURITIES.  Certain Rule 144A securities may be considered  illiquid and, therefore, their purchase is subject to a Fund's limitation on the purchase of illiquid  securities,  unless the adviser  under  guidelines  approved by the
Board  determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A  securities  held by an Account,  the Account's level of illiquidity could increase.  The Board has established  standards and procedures for determining the liquidity of Rule 144A securities and periodically  monitors the adviser's  implementation  of the standards and  procedures.  The ability to sell to qualified  institutional  buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

LOANS OF  SECURITIES  TO BROKER  DEALERS.  The  Account may lend  securities  to brokers  and  dealers  pursuant  to  agreements  requiring  that  the  loans  be continuously secured by cash, liquid securities,  or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities  loaned. The Account will not loan securities if, after a loan, the aggregate of all outstanding  securities loans exceeds one third of

                                       15

the value of the Account's total assets taken at their current market value. The
Account  continues to receive interest or dividends on the securities loaned and simultaneously  earns interest on the investment of any cash loan  collateral in
U.S.  Treasury  notes,  certificates  of deposit,  other high grade,  short-term
obligations  or  interest-bearing  cash  equivalents.   Although  voting  rights
attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Account may vote the  securities  if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral,  in recovering  the  securities  loaned,  or even loss of  rights in the  collateral should the borrower of the securities fail  financially.  However,  loans may be made only to borrowers deemed to be of good standing,  under standards  approved by the Board of Managers  ("Board"),  when the income to be earned from the loan justifies the risks.

REVERSE REPURCHASE  AGREEMENTS:  A reverse repurchase  agreement  transaction is similar  to  borrowing  cash.  In a reverse  repurchase  agreement,  an  Account transfers  possession  of a portfolio  instrument to another  person,  such as a financial  institution,  broker,  or dealer,  in return for a percentage  of the instrument's  market value in cash and agrees on a stipulated date in the future to repurchase the portfolio  instrument by remitting the original  consideration plus interest at an agreed upon rate. The use of reverse  repurchase  agreements may enable an Account to avoid selling  portfolio  instruments  at a time when a sale may be deemed to be disadvantageous,  but the ability to enter into reverse repurchase  agreements  does not ensure that the  Account  will be able to avoid selling portfolio instruments at a disadvantageous time.

The Accounts  will enter into reverse  repurchase  agreements  only with parties whose creditworthiness has been found satisfactory to the adviser or subadviser.
Such  transactions  may increase  fluctuations  in an Account's  yield or in the market value of its assets.

When effecting reverse repurchase agreements,  liquid assets of an Account, in a dollar amount  sufficient to make payment for the  obligations  to be purchased, are  segregated at the trade date.  These  securities are marked to market daily and are  maintained  until the  transaction  is  settled.  During the period any reverse repurchase agreements are outstanding,  but only to the extent necessary to assure  completion  of the  reverse  repurchase  agreements,  an Account  may restrict  the  purchase of portfolio  instruments  to money  market  instruments maturing on or before the expiration date of the reverse repurchase agreements.

TEMPORARY  INVESTMENTS.  Permissible temporary investments for defensive or cash management  purposes may include  U.S.  government  securities  and money market instruments,  including  instruments  of banks that are  members of the  Federal
Deposit  Insurance  Corporation  with  assets  of at least $1  billion,  such as certificates  of deposit,  demand and time deposits,  and bankers'  acceptances;
prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Certain  Accounts may invest in debt  obligations  which involve equity features such as conversion or exchange  rights,  warrants for the  acquisition of common stock of the same or a different issuer, participations based on revenues, sales or  profits,  or the  purchase  of  common  stock in a unit  transaction  (where corporate debt securities and common stock are offered as a unit).

TEMPORARY BANK BORROWING:  Certain  Accounts may borrow from banks for temporary purposes,  including the meeting of redemption requests, which might require the untimely disposition of securities.

LETTERS OF  CREDIT:  Certain  Accounts  may also  engage in trades of  municipal obligations,  certificates of participation therein,  commercial paper and other short-term  obligations that are backed by irrevocable  letters of credit issued by banks which assume the  obligation  for payment of principal  and interest in the event of default by an issuer.  Only banks the  securities of which,  in the opinion of the Investment  Subadviser,  are of investment  quality comparable to other  permitted  investments  of  the  Accounts  may  be  used  for  letter  of credit-backed investment.

INVESTMENT IN UNSEASONED  COMPANIES:  Certain  Accounts may also invest  Account assets in securities of companies  that have operated for less than three years, including the operations of predecessors. The Accounts have undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity  securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

                                       16

REAL  ESTATE-RELATED  INSTRUMENTS:  Some Accounts may engage in the purchase and sale of real estate related instruments including real estate investment trusts,
commercial  and  residential   mortgage-backed   securities,   and  real  estate
financings.  Real  estate-related  instruments  are sensitive to factors such as real estate values and property taxes,  interest rates,  cash flow of underlying real estate assets, over building and the management skill and  creditworthiness of the issuer. Real  estate-related  instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

CORPORATE ASSET-BACKED SECURITIES:  Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan  receivables,  representing  the obligations of a number of different parties.  Corporate asset-backed  securities present certain risks. For instance,  in the case of credit care  receivables,  these securities may not have the benefit of any security interest in the related collateral.

ASSET-BACKED  MORTGAGE SECURITIES:  Securities of this type include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex
instruments   such  as   collateralized   mortgage   obligations   and  stripped
mortgage-backed  securities.  The value of these securities may be significantly affected by changes in interest rates,  the market's  perception of the issuers, and the  creditworthiness  of the parties  involved.  Some securities may have a structure  that  makes  their  reaction  to  interest  rates and  other  factors difficult to predict,  making their value highly volatile.  These securities may also be subject to prepayment risk.

LOAN  PARTICIPATIONS  AND  OTHER  DIRECT  INDEBTEDNESS:  By  purchasing  a  loan participation,  a Fund  acquires  some or all of the interest of a bank or other lending  institution  in a loan to a  corporate  borrower.  Many such  loans are secured,  and  most  impose  restrictive  covenants  which  must  be  met by the borrower.  These loans are made generally to finance internal  growth,  mergers,
acquisitions,   stock  repurchases,   leveraged  buy-outs  and  other  corporate
activities. Such loans may be in default at the time of purchase.

Some Accounts may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and  services.  These claims may also be purchased at a time when the company is in  default.  Certain of the loan  participations  and other direct  indebtedness  acquired by these  Accounts may involve  revolving  credit facilities or other standby financing commitments which obligate the Accounts to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans and other direct indebtedness may make such loans  especially  vulnerable to adverse changes in economic or market conditions.  Loan participations and other direct indebtedness may not be in the form of  securities  or may be subject to  restrictions  on  transfer,  and only limited  opportunities  may exist to resell such instruments.  As a result,  the
Accounts may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

INVESTMENT  COMPANY  SECURITIES:  Generally,  the Accounts may purchase and sell securities of open and  closed-end  investment  companies  subject to the limits prescribed under the 1940 Act..

AFFILIATED BANK  TRANSACTIONS:  Certain Accounts may engage in transactions with financial institutions that are, or may be considered to be "affiliated persons"
of the fund under the Investment  Company Act of 1940.  These  transactions  may include repurchase agreements with custodian banks;  short-term  obligations of, and  repurchase  agreements  with,  the  50  largest  U.S.  banks  (measured  by deposits);  municipal  securities,  U.S.  government  securities with affiliated financial institutions that are primary dealers in these securities;  short-term currency transactions;  and short-term borrowings. The Board of Managers and the advisers of Accounts  engaged in affiliated bank  transactions  have established and will  periodically  review procedures  applicable to transactions  involving affiliated financial institutions.

INDEXED  SECURITIES:  Certain Accounts may purchase  securities whose prices are indexed  to the  prices of other  securities,  securities  indices,  currencies, precious metals or other  commodities,  or other financial  indicators.  Indexed securities  typically,  but not always,  are debt  securities or deposits  whose value at  maturity  or coupon  rate is  determined  by  reference  to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting, in a security whose price tends to rise and fall together  with gold prices.  Currency-indexed securities typically are short-term to  intermediate-term  debt securities whose maturity  values or interest  rates are determined by reference to the values of one or more specified foreign currencies,  and may offer higher yields than U.S.
dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively  or  negatively  indexed;  that is, their  maturity  value may increase when the specified  currency value  increases,

                                       17

resulting  in a  security  that  performs  similarly  to  a  foreign-denominated instrument,  or  their  maturity  value  may  decline  when  foreign  currencies increase,  resulting in a security whose price  characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign  currencies  relative to each other.

The  performance  of  indexed  securities  depends  to a  great  extent  on  the performance  of the security,  currency,  or other  instrument to which they are indexed,  and may also be  influenced  by  interest  rate  changes in the United
States and  abroad.  At the same time,  indexed  securities  are  subject to the credit risks  associated  with the issuer of the security,  and their values may decline  substantially  if the issuer's  creditworthiness  deteriorates.  Recent issuers of indexed  securities  have included banks,  corporations,  and certain
U.S.  government  agencies.  Indexed  securities  may be more  volatile than the underlying instruments.

SHORT SALES "AGAINST THE BOX": Some Accounts may enter into a short sale against the box.  If an  Account  decides  to enter  into such  transitions,  it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities  convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

COMMERCIAL  PAPER RATINGS:  Investments in commercial paper are limited to those rated A-1 by  Standard & Poor's  Corporation  and  Prime-1 by Moody's  Investors
Service,   Inc.   Commercial   paper   rated  A-1  by  S&P  has  the   following
characteristics:  (1) liquidity  ratios are adequate to meet cash  requirements;
(2) the issuer's long-term senior debt is rated "A" or better,  although in some cases "BBB"  credits  may be allowed;  (3) the issuer has access to at least two additional  channels  of  borrowing;  (4) basic  earnings  and cash flow have an upward  trend  with  allowances  made  for  unusual  circumstances;  and (5) the issuer's  industry is  typically  well  established  and the issuer has a strong position within the industry.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Among the factors  considered by Moody's in assigning ratings are the following:
(1)  evaluating  the  management of the issuer;  (2) economic  evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain  areas;  (3)  evaluation of the issuer's  products in relation to competition and customer acceptance;  (4) liquidity;  (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7)
financial  strength of a parent company and the  relationship  which exists with the issuer;  and (8)  recognition by the management of obligations  which may be present  or  may  arise  as  a  result  of  public  preparations  to  meet  such obligations.  The relative strength or weakness of the above factors  determines how the issuer's commercial paper is rated within various categories.

                             INVESTMENT RESTRICTIONS

         The Separate  Accounts each have  different  investment  objectives and policies,  as  discussed  above and in the  Prospectus.  Each  Managed  Separate
Account has certain  fundamental  investment  restrictions,  which are set forth
below.  Neither  the  investment   objective  nor  the  fundamental   investment
restrictions  can be  changed  without a vote of a majority  of the  outstanding voting securities of the Accounts, as defined in the 1940 Act.

         The percentage restrictions (for either fundamental investment policies or investment  restrictions) are interpreted such that if they are adhered to at the time of investment,  a later  increase in a percentage  beyond the specified limit  resulting  from a change in the values of portfolio  securities or in the amount of net assets shall not be considered a violation.  It must be recognized that there are risks  inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.

THE  TRAVELERS  GROWTH  AND  INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("GIS")
THE  TRAVELERS  TIMED  GROWTH AND INCOME STOCK  ACCOUNT FOR  VARIABLE  ANNUITIES
("TGIS")

INVESTMENT RESTRICTIONS

         The  investment  restrictions  for Accounts GIS and TGIS,  as set forth below, are identical,  except where indicated.  The investment  restrictions set forth in items 1 through 9 are fundamental and may not be changed without a

                                       18

vote of a majority  of the  outstanding  voting  securities  of  Account  GIS or
Account TGIS, as defined in the 1940 Act.  Items 10 through 13 may be changed by a vote of the Board of Managers of Account GIS or Account TGIS.

         1.   Not more than 5% of the assets of the Account  will be invested in the securities of any one issuer, except obligations of the United
              States Government and its instrumentalities.\

         2.   Borrowings will not be made,  except that the right is reserved to borrow  from  banks for  emergency  purposes,  provided  that such borrowings  will  not  exceed  5% of the  value of the  assets  of
              Account  GIS,  or 10% of the value of the assets of Account  TGIS, and  that  immediately  after  the  borrowing,  and at  all  times thereafter,  and while any such borrowing is unrepaid,  there will be asset  coverage  of at least  300%  for all  borrowings  of the
              Account.

         3.   Securities of other issuers will not be underwritten,  except that the Account  could be deemed an  underwriter  when  engaged in the sale of restricted securities. (See item 13.)

         4.   Interests in real estate will not be  purchased,  except as may be represented  by  securities  for  which  there  is an  established market.

         5.   No purchase of  commodities  or commodity  contracts will be made, except transactions  involving financial futures in order to limit transaction  and  borrowing  costs and for  hedging  purposes,  as discussed above.

         6.   Loans will be made only  through the  acquisition  of a portion of privately placed issue of bonds,  debentures or other evidences of indebtedness  of a type  customarily  purchased  by  institutional investors. (See item 13.)

         7.   Investments  will not be made in the  securities  of a company for the purpose of exercising management or control.

         8.   Not more than 10% of the voting  securities of any one issuer will be  acquired.  (It is the  present  practice of the Account not to exceed 5% of the voting securities of any one issuer.)

         9.   Senior securities will not be issued.

         10.  Short sales of securities will not be made.

         11.  Purchases  will  not be  made on  margin,  except  for  short-term credits which are necessary for the clearance of transactions, and for the  placement  of not more than 5% of its net asset  value in total margin deposits for positions in futures contracts.

         12.  The Account will not invest in the securities of other  investment companies,  except as part of a plan of merger,  consolidation  or acquisition of assets.

         13.  Not more than 5% of the value of the assets of the  Account may be invested in  restricted  securities  (securities  which may not be publicly offered without  registration under the Securities Act of
              1933).

         Changes in the  investments  of Accounts  GIS and TGIS may be made from time  to time to  take  into  account  changes  in the  outlook  for  particular industries  or  companies.  The  Accounts'  investments  will not,  however,  be concentrated  in any one  industry;  that is,  no more  than 25% of the value of their assets will be invested in any one industry.  While  Accounts GIS and TGIS may occasionally invest in foreign  securities,  it is not anticipated that such investments  will,  at any time,  account for more than 10% of their  investment portfolios.

         The assets of Accounts GIS and TGIS will be kept fully invested, except that (a)  sufficient  cash may be kept on hand to provide for  variable  annuity contract  obligations,  and  (b)  reasonable  amounts  of  cash,  United  States
Government or other liquid  securities,  such as short-term bills and notes, may be held for  limited  periods,  pending  investment  in  accordance  with  their respective investment policies.

                                       19

PORTFOLIO TURNOVER

         Although  Accounts  GIS and TGIS  intend  to  purchase  securities  for long-term  appreciation  of  capital  and  income,  and do not  intend  to place emphasis on obtaining  short-term  trading profits,  such short-term trading may occur.  A higher  turnover  rate  should  not be  interpreted  as  indicating  a variation from the stated investment policy of seeking long-term accumulation of capital,  and will  normally  increase the  brokerage  costs of Accounts GIS and
TGIS.  However,  negotiated  fees and the use of futures  contracts will help to reduce  brokerage  costs.  While there is no restriction on portfolio  turnover,
Account GIS expects to have a moderate  to high level of  portfolio  turnover in the range of 150% to 300%, and Account TGIS expects that its portfolio  turnover will be higher  than  normal  since the  Account is being  timed by third  party investment  advisory  services.  The portfolio turnover rate for Account GIS for the years  ended  December  31,  1999,  2000,  and 2001 was 47%,  52%,  and 32%,
respectively.  The portfolio  turnover rate for Account TGIS for the years ended
December 31, 1999, 2000, and 2001 was 51%, 59%, and 59%, respectively.

THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES ("TAS")

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding  voting securities of
Account TAS, as defined in the 1940 Act. Account TAS may not:

         1.   invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

         2.   invest  in more  than 10% of any  class of  securities  of any one issuer;

         3.   invest more than 5% of the value of its total  assets in companies which have been in operation for less than three years;

         4.   borrow money, except to facilitate redemptions or for emergency or extraordinary  purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding, a  borrowing  may not  exceed  one-third  of the  value of its net
              assets,  including  the  amount  borrowed;   Account  TAS  has  no
              intention  of  attempting  to increase  its net income by means of borrowing  and all  borrowings  will be repaid  before  additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets of Account TAS computed at cost;

         5.   underwrite  securities,  except  that  Account  TAS  may  purchase securities  from  issuers  thereof or others  and  dispose of such securities  in a  manner  consistent  with  its  other  investment policies;  in the disposition of restricted securities the Account may be deemed to be an  underwriter,  as defined in the Securities
              Act of 1933 (the "1933 Act");

         6.   purchase real estate or interests in real estate,  except  through the  purchase  of  securities  of a  type  commonly  purchased  by financial  institutions  which do not include  direct  interest in real estate or mortgages,  or commodities or commodity  contracts, except transactions  involving financial futures in order to limit transaction  and  borrowing  costs  and for  hedging  purposes  as described above;

         7.   invest for the primary purpose of control or management;

         8.   make margin  purchases  or short sales of  securities,  except for short-term  credits  which  are  necessary  for the  clearance  of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         9.   make loans,  except that  Account TAS may  purchase  money  market securities,  enter into  repurchase  agreements,  buy publicly and privately  distributed debt securities and lend limited amounts of its portfolio  securities to broker-dealers;  all such investments must be  consistent  with the Account's  investment  objective and policies;

         10.  invest  more than 25% of its total  assets  in the  securities  of issuers in any single industry;

                                       20

  11.  purchase the securities of any other investment company, except in the open market and at customary  brokerage  rates and in no event more than 3% of the voting securities of any investment company;

         12.  invest in interests in oil, gas or other  mineral  exploration  or development programs; or

         13.  invest more than 5% of its net assets in  warrants,  valued at the lower of cost or market; warrants acquired by the Account in units or attached to securities  will be deemed to be without value with regard to this restriction. Account TAS is subject to restrictions in the sale of  portfolio  securities  to, and in its  purchase or retention of  securities  of,  companies  in which the  management personnel of The Travelers Investment Management Company ("TIMCO")
              have a substantial interest.

         Account TAS may make investments in an amount of up to 10% of the value of its net  assets  in  restricted  securities  which may not be  publicly  sold without  registration  under the 1933 Act. In most instances such securities are traded at a discount  from the market value of  unrestricted  securities  of the same issuer until the  restriction is eliminated.  If and when Account TAS sells such  portfolio  securities,  it may be deemed an  underwriter,  as such term is defined  in the  1933  Act,  with  respect  thereto,  and  registration  of such securities  under the 1933 Act may be  required.  Account  TAS will not bear the expense of such  registration.  Account TAS intends to reach agreements with all such issuers whereby they will pay all expenses of registration.  In determining securities subject to the 10% limitation,  Account TAS will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations.

PORTFOLIO TURNOVER

         Although Account TAS intends to invest in securities selected primarily for  prospective  capital  growth  and does not  intend  to  place  emphasis  on obtaining short-term trading profits,  such short-term trading may occur. A high turnover  rate should not be  interpreted  as  indicating  a variation  from the stated  investment  policy,  and will normally  increase Account TAS's brokerage costs.  While there is no  restriction  on  portfolio  turnover,  Account  TAS's portfolio  turnover  rate may be high since the  Account is being timed by third party investment  advisory  services.  The portfolio turnover rate for the years ended December 31, 1999, 2000, and 2001 was 85%, 106%, and 49% , respectively.

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("QB")

INVESTMENT RESTRICTIONS

         The   account   normally   invests  at  least  80%  of  its  assets  in
investment-grade   bonds  and  debt  securities   ("80%   investment   policy").
Investment-grade  bonds are those rated within the three  highest  categories by
Standard & Poors Group, Moody's Investors Service,  Inc. or any other nationally recognized statistical rating organization,  or if, unrated, determined to be of comparable quality by the Adviser. Commercial paper rated in the top category by a  nationally  recognized  statistical  rating  organization  is included in the
Account's 80% investment policy.  The Account will notify  shareholders at least
60 days' prior to changing it's 80% investment policy.

         The  investment  restrictions  set forth in items 1 through 9 below are fundamental  and  may  not be  changed  without  a  vote  of a  majority  of the outstanding  voting  securities of Account QB, as defined in the 1940 Act. Items
10 through 13 may be changed by a vote of the Board of Managers of Account QB.

         1.   Not more than 15% of the value of the assets of Account QB will be invested in the securities of any one issuer,  except  obligations of the United States  Government  and its  instrumentalities,  for which there is no limit.

         2.   Borrowings will not be made,  except that the right is reserved to borrow  from banks for  emergency  purposes,  provided  that these borrowings  will  not  exceed  5% of the  value of the  assets  of
              Account QB and that  immediately  after the borrowing,  and at all times thereafter,  and while any borrowing is unrepaid, there will be asset  coverage of at least 300% for all  borrowings of Account
              QB.

         3.   Securities of other issuers will not be underwritten,  except that
              Account QB could be deemed to be an  underwriter  when  engaged in the sale of restricted securities.

                                       21

  4.   Interests in real estate will not be  purchased,  except as may be represented  by  securities  for  which  there  is an  established market.

         5.   No purchase of  commodities  or commodity  contracts will be made, except  transactions  involving  financial futures used as a hedge against  unanticipated  changes in  prevailing  levels of interest rates.

         6.   Loans will be made only  through the  acquisition  of a portion of privately placed issue of bonds, debentures and other evidences of indebtedness  of a type  customarily  purchased  by  institutional investors.

         7.   Investments  will not be made in the  securities  of a company for the purpose of exercising management or control.

         8.   Not more than 10% of the voting  securities of any one issuer will be acquired.

         9.   Senior securities will not be issued.

         10.  Short sales of securities will not be made.

         11.  Purchases  will not be made on margin,  except for any  short-term credits that are necessary for the clearance of  transactions  and to place up to 5% of the value of its net  assets in total  margin deposits for positions in futures contracts.

         12.  Account QB will not invest in the  securities of other  investment companies,  except as part of a plan of merger,  consolidation  or acquisition of assets.

         13.  The average period of maturity (or in the case of  mortgage-backed securities, the estimated average life of cash flows) of all fixed interest debt  instruments held by Account QB will not exceed five years.

         The  investments  of  Account  QB will not be  concentrated  in any one industry;  that is, no more than 25% of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.

PORTFOLIO TURNOVER

         Brokerage  costs   associated  with  short-term  debt  instruments  are
significantly lower than those incurred on equity investments,  and thus, a high portfolio  turnover  rate  would not  adversely  affect the  brokerage  costs of
Account  QB to the same  extent as high  turnover  in a separate  account  which invests  primarily in common stock.  The portfolio  turnover rate for Account QB for the years ended December 31, 1999,  2000, and 2001 was 340%, 105%, and 166%,
respectively.

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("MM")

INVESTMENT RESTRICTIONS

         In keeping with the objective of obtaining the highest possible current income  consistent with a high degree of liquidity and  preservation of capital,
Account MM operates under the following  restrictions,  which  restrictions  are fundamental  and  may  not be  changed  without  a  vote  of a  majority  of the outstanding voting securities of Account MM, as defined in the 1940 Act. Account
MM may not:

         1.   purchase any security which has a maturity date more than one year from the date of the Account's purchase;

         2.   invest more than 25% of its assets in the securities of issuers in any single  industry  (exclusive of securities  issued by domestic banks and savings and loan  associations,  or securities issued or
              guaranteed  by  the  United  States   Government,   its  agencies,
              authorities or instrumentalities).  Neither all finance companies, as a group, nor all utility companies,  as a group, are considered a single industry for the purpose of restriction;

                                       22

  3.   acquire  more than 10% of the  outstanding  securities  of any one issuer,  including  repurchase  agreements  with  any one  bank or dealer (exclusive of securities issued or guaranteed by the United
              States Government, its agencies or instrumentalities);

         4.   invest  more than 5% of its  assets in the  securities  of any one issuer,  other than securities  issued or guaranteed by the United
              States Government.  However,  the Fund may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single  issuer for a period of up to three  business  days after the purchase thereof;

         5.   borrow  money,  except  from  banks  on a  temporary  basis  in an aggregate  amount not to exceed  one-third of the Account's assets
              (including  the  amount  borrowed);  the  borrowings  may be  used exclusively  to  facilitate  the  orderly  maturation  and sale of portfolio  securities  during  any  periods  of  abnormally  heavy redemption requests, if they should occur; such borrowings may not be used to purchase  investments and the Account will not purchase any investment while any such borrowing exists;  immediately after the borrowing,  and at all times thereafter while any borrowing is unrepaid,  there will be asset  coverage  of at least 300% for all borrowings of the Account;

         6.   pledge,  hypothecate  or in any manner  transfer,  as security for indebtedness,  any securities owned or held by the Account, except as may be necessary in  connection  with any  borrowing  mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7.   make loans,  provided  that the Account may purchase  money market securities and enter into repurchase agreements;

         8.   (a) make  investments for the purpose of exercising  control;  (b)
              purchase  securities  of other  investment  companies,  except  in
              connection   with  a   merger,   consolidation,   acquisition   or
              reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests  therein,  or money market  securities issued by companies which invest in real estate
              or  interests  therein),   commodities  or  commodity   contracts,
              interests  in oil,  gas or  other  mineral  exploration  or  other development  programs;  (d) purchase any securities on margin; (e)
              make short sales of  securities  or  maintain a short  position or write,  purchase  or  sell  puts,  calls,  straddles,  spreads  or combinations  thereof;  (f) invest in securities of issuers (other than  agencies,  authorities  or  instrumentalities  of the United
              States Government) having a record, together with predecessors, of less than three years of  continuous  operation if more than 5% of the  Account's  assets would be invested in such  securities;  (g)
              purchase or retain  securities  of any issuer if the  officers and directors of the investment adviser who individually own more than
              0.5% of the  outstanding  securities  of such issuer  together own more than 5% of the  securities  of such issuer;  or (h) act as an underwriter of securities;

         9.   invest in securities  which under the 1933 Act or other securities laws cannot be readily disposed of with  registration or which are
              otherwise  not  readily   marketable  at  the  time  of  purchase,
              including  repurchase  agreements  that  mature in more than seven days,  if as a result more than 10% of the value of the  Account's assets is invested in these  securities.  At present,  the Account has  no  investments  in  these  securities  and  has  no  present expectation of purchasing any, although it may in the future; and

         10.  issue senior securities.

PORTFOLIO TURNOVER

         A  portfolio  turnover  rate is not  applicable  to Account  MM,  which invests only in money market instruments.

THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES ("TSB")

INVESTMENT RESTRICTIONS

         The Account normally invests at least 80% of its assets in high quality
U.S. dollar  denominated  instruments  ("80% investment  policy").  High quality instruments  generally  are rated in the  highest  rating  category  by national rating agencies or are deemed comparable.  The Account will notify  shareholders at least 60 days' prior to changing its 80% investment policy.
                                       23

In keeping with the objective of obtaining the highest possible current income  consistent with a high degree of liquidity and  preservation of capital,
Account TSB also operates under the following  restrictions,  which restrictions are  fundamental  and may not be  changed  without a vote of a  majority  of the outstanding  voting  securities  of  Account  TSB,  as  defined in the 1940 Act.
Account TSB may not:

         1.   purchase  any security  which has a maturity  date more than three years from the date such security was purchased;

         2.   invest more than 25% of its assets in the securities of issuers in any single  industry  (exclusive of securities  issued by domestic banks and savings and loan  associations,  or securities issued or
              guaranteed  by  the  United  States   Government,   its  agencies,
              authorities or instrumentalities);  neither all finance companies, as a group, nor all utility companies,  as a group, are considered a single industry for the purpose of restriction;

         3.   invest  more than 10% of its assets in the  securities  of any one issuer,  including  repurchase  agreements  with  any one  bank or dealer (exclusive of securities issued or guaranteed by the United
              States Government, its agencies or instrumentalities);

         4.   acquire  more than 10% of the  outstanding  securities  of any one issuer (exclusive of securities issued or guaranteed by the United
              States Government, its agencies or instrumentalities);

         5.   borrow  money,  except  from  banks  on a  temporary  basis  in an aggregate  amount not to exceed  one-third of the Account's assets
              (including  the  amount  borrowed);  the  borrowings  may be  used exclusively  to  facilitate  the  orderly  maturation  and sale of portfolio  securities  during  any  periods  of  abnormally  heavy redemption requests, if they should occur; such borrowings may not be used to purchase  investments and the Account will not purchase any investment while any such borrowing exists;  immediately after the borrowing,  and at all times thereafter while any borrowing is unrepaid,  there will be asset  coverage  of at least 300% for all borrowings of the Account;

         6.   pledge,  hypothecate  or in any manner  transfer,  as security for indebtedness,  any securities owned or held by the Account, except as may be necessary in  connection  with any  borrowing  mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7.   make loans,  provided  that the Account may purchase  money market securities and enter into repurchase agreements;

         8.   (a) make  investments for the purpose of exercising  control;  (b)
              purchase  securities  of other  investment  companies,  except  in
              connection   with  a   merger,   consolidation,   acquisition   or
              reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests  therein,  or money market  securities issued by companies which invest in real estate
              or  interests  therein),   commodities  or  commodity   contracts,
              interests  in oil,  gas or  other  mineral  exploration  or  other development  programs;  (d) purchase any securities on margin; (e)
              make short sales of  securities  or  maintain a short  position or write,  purchase  or  sell  puts,  calls,  straddles,  spreads  or combinations  thereof;  (f) invest in securities of issuers (other than  agencies,  authorities  or  instrumentalities  of the United
              States Government) having a record, together with predecessors, of less than three years of  continuous  operation if more than 5% of the  Account's  assets would be invested in such  securities;  (g)
              purchase or retain  securities  of any issuer if the  officers and directors of the investment adviser who individually own more than
              0.5% of the  outstanding  securities  of such issuer  together own more than 5% of the  securities  of such issuer;  or (h) act as an underwriter of securities;

         9.   invest in securities  which under the 1933 Act or other securities laws cannot be readily disposed of with  registration or which are
              otherwise  not  readily   marketable  at  the  time  of  purchase,
              including  repurchase  agreements  that  mature in more than seven days,  if as a result more than 10% of the value of the  Account's assets is invested in these  securities.  At present,  the Account has  no  investments  in  these  securities  and  has  no  present expectation of purchasing any, although it may in the future; and

         10.  issue senior securities.

                                       24

PORTFOLIO TURNOVER

         Brokerage  costs   associated  with  short-term  debt  instruments  are
significantly lower than those incurred on equity investments,  and thus, a high portfolio  turnover  rate  would not  adversely  affect the  brokerage  costs of
Account TSB to the same  extent as high  turnover  in a separate  account  which invests  primarily in common stock.  While there is no  restriction on portfolio turnover,  Account  TSB's  turnover  rate may be high since the Account is being timed by third party investment advisory services.

A portfolio turnover rate is not applicable to Account TSB which invests only in short-term instruments.

                   INVESTMENT MANAGEMENT AND ADVISORY SERVICES

         The investments and  administration  of the separate accounts are under the  direction of the Board of Managers.  The  Travelers  Investment  Management
Company  (TIMCO)  furnishes  investment  management  and  advisory  services  to
Accounts TGIS, TSB and TAS according to the terms of written Investment Advisory
Agreements.  The Investment  Advisory  Agreements between Account TGIS and TIMCO and Account TSB and TIMCO,  were each approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993. The Investment Advisory
Agreement  between  Account TAS and TIMCO was approved by a vote of the variable annuity  contract  owners at their  meeting held on April 23, 1993,  and amended effective May 1, 1996 by virtue of contract  owner approval at a meeting held on
April 19, 1996.

         Travelers Asset Management  International Company LLC (TAMIC) furnishes investment  management  and  advisory  services  to  Accounts  GIS,  QB,  and MM according to the terms of written Investment Advisory Agreements. The Investment
Advisory  Agreements between Account QB and TAMIC and Account MM and TAMIC, were each  approved by a vote of variable  annuity  contract  owners at their meeting held on April 23, 1993. The Investment  Advisory  Agreement  between Account GIS and TAMIC was  approved by a vote of the  variable  annuity  contract  owners at their meeting held on April 27, 1998.

         The agreements  between  Accounts TGIS, TSB and TAS and TIMCO,  and the agreements  between  Accounts  GIS,  QB and MM and TAMIC,  will all  continue in effect as  described  below in (3),  as  required  by the 1940 Act.  Each of the agreements:

         1.   provides that for investment management and advisory services, the
              Company  will pay to TIMCO  and  TAMIC,  on an  annual  basis,  an advisory  fee  based on the  current  value of the  assets  of the accounts for which TIMCO and TAMIC act as investment advisers (see
              "Advisory Fees" in the prospectus);

         2.   may not be terminated by TIMCO or TAMIC without the prior approval of a new investment advisory agreement by those casting a majority of  the  votes  entitled  to  be  cast  and  will  be  subject  to termination  without the payment of any  penalty,  upon sixty days written  notice,  by the Board of  Managers  or by a vote of those casting a majority of the votes entitled to be cast;

         3.   will  continue in effect for a period more than two years from the date  of  its  execution,  only  so  long  as its  continuance  is specifically approved at least annually by a vote of a majority of the  Board  of  Managers,  or  by a  vote  of a  majority  of  the outstanding voting securities of the Accounts. In addition, and in either  event,  the  terms  of the  agreements  must  be  approved annually by a vote of a majority of the Board of Managers  who are not  parties  to, or  interested  persons  of any  party  to,  the agreements,  cast in person at a meeting called for the purpose of voting on the approval and at which the Board of Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreements; and

         4.   will automatically terminate upon assignment.

ADVISORY FEES

         The  advisory  fee  for  each  Separate  Account  is  described  in the prospectus.

                                       25

The advisory fees paid to TIMCO by each of the Accounts during the last three fiscal years were:

                         ACCOUNT TSB         ACCOUNT TGIS       ACCOUNT TAS
                         -----------         ------------       -----------
              1999        $ 585,299           $ 398,256          $ 216,715
              2000        $ 507,383           $ 409,138          $ 204,456
              2001        $ 239,089           $ 438,160          $ 262,498

         The advisory fees paid to TAMIC by each of the Accounts during the last three fiscal years were:

                         ACCOUNT GIS         ACCOUNT QB         ACCOUNT MM
                         -----------         ------------       -----------
              1999       $5,840,016*          $ 495,204          $ 407,307
              2000       $5,961,627*          $ 407,112          $ 497,116
              2001       $4,526,872           $ 415,273          $ 554,922

Effective  May 1,  1998,  TIMCO  became  the  Subadviser  to  Account  GIS.  The subadvisory  fee paid to TIMCO by TAMIC  for  Account  GIS for the  years  ended
December  1999,  2000 and  2001  were  $3,895,005,  $3,955,815  and  $3,207,117, respectively.

                                      TIMCO

         Investment  decisions  for  Accounts  TGIS,  TSB and  TAS  will be made independently  from each other and from any other accounts that may be or become managed by TIMCO.  If,  however,  accounts  managed by TIMCO are  simultaneously engaged in the purchase of the same security,  then available  securities may be allocated  to each  account and may be  averaged as to price in whatever  manner
TIMCO deems to be fair. In some cases,  this system might  adversely  affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

         Subject to approval of the Board of Managers,  and in  accordance  with the Investment  Advisory  Agreements,  TIMCO will place purchase and sale orders for portfolio  securities of the Accounts  through  brokerage firms which it may select from time to time with the  objective  of seeking the best  execution  by responsible  brokerage  firms at  reasonably  competitive  rates.  To the extent consistent with this policy,  certain brokerage  transactions may be placed with firms,  which  provide  brokerage,  and  research  services  to TIMCO,  and such transactions may be paid for at higher rates than other firms would charge.  The term  "brokerage  and  research  services"  includes  advice  as to the value of securities;  the advisability of investing in, purchasing or selling securities;
the  availability  of  securities  for  purchasers  or  sellers  of  securities;
furnishing  analyses  and reports  concerning  issues,  industries,  securities, economic factors and trends, portfolio strategy and performance of accounts; and
effecting  securities  transactions and performing  functions incidental thereto
(such as clearance and settlement). These brokerage and research services may be utilized in providing  investment  advice to Accounts TGIS, TSB and TAS, and may also be utilized in providing  investment  advice and management to all accounts over which TIMCO exercises investment  discretion,  but not all of such services will  necessarily  be utilized in providing  investment  advice to all accounts.
This  practice may be expected to result in greater  cost to the  Accounts  than might  otherwise  be the case if brokers  whose  charges were based on execution alone were used for such  transactions.  TIMCO  believes that brokers'  research services are very important in providing investment advice to the Accounts,  but is unable to give the services a dollar value.  While research  services are not expected to reduce the expenses of TIMCO,  TIMCO will,  through the use of these services,  avoid the  additional  expenses  which would be incurred if it should attempt to develop comparable information through its own staff.

         Transactions  in  the  over-the-counter  market  are  placed  with  the principal  market  makers  unless  better  price and  execution  may be obtained
otherwise.   Brokerage  fees  will  be  incurred  in  connection   with  futures
transactions, and Accounts TGIS and TAS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         The overall  reasonableness of brokerage  commissions paid is evaluated by personnel of TIMCO  responsible  for trading and managing the  portfolios  of
Accounts GIS, TGIS, TSB and TAS by comparing brokerage firms utilized

                                       26

by TIMCO to other firms with respect to the following  factors:  the prices paid or received in securities transactions,  speed of execution and settlement, size and  difficulty of the brokerage  transactions,  the financial  soundness of the firms,  and the quality,  timeliness  and quantity of research  information  and reports.

                                                         Total Portfolio Transactions          Commission paid to
                                                         Associated with Brokers Providing     Such Brokers for
Funds           2001            2000           1999      Research Services in 2001             Research in 2001
-----           ----            ----           ----      ---------------------------------     ------------------

Account GIS     $835,455     $1,113,445     $970,607              $433,444,723                    $594,835
Account TGIS    $218,310     $  152,854     $147,504              $177,826,847                    $172,867
Account TAS     $124,817     $  126,288     $165,806              $ 81,822,243                    $ 84,533

         There were no brokerage  commissions paid by Account QB and Account TSB for the fiscal years ended December 31, 1999, 2000 and 2001. For the fiscal year ended  December 31, 2001,  no portfolio  transactions  were  directed to certain brokers because of research services.

No formulas  were used in placing  such  transactions  with brokers who provided research  services,  and no specific  amount of  transactions  was allocated for research services. Brokerage business placed with brokers affiliated with any of the advisers or subadvisers during 2001 follows.

                                      TAMIC

         Investment  advice and management for TAMIC's clients (Accounts GIS, QB and MM) are furnished in accordance with their respective  investment objectives
and  policies  and   investment   decisions   for  the  Accounts  will  be  made
independently  from  those of any other  accounts  managed  by  TAMIC.  However, securities  owned by Accounts  GIS, QB or MM may also be owned by other  clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore,  it may develop that a  particular  security is bought or sold for only some  clients  even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same  security,  the transactions  are allocated as to amount in  accordance  with a formula which is equitable to each account. It is recognized that in some cases this system could have a  detrimental  effect on the price or  volume  of the  security  as far as
Accounts GIS, QB or MM are concerned.  In other cases,  however,  it is believed that the ability of the  accounts to  participate  in volume  transactions  will produce better executions for the accounts.

BROKERAGE

         Subject  to  approval  of the Board of  Managers,  it is the  policy of
TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best  execution  and price in the  execution  of a securities  transaction  by a broker involves a number of considerations,  including,  without limitation, the overall direct net economic  result to Account QB,  involving both price paid or received and any  commissions and other cost paid, the efficiency with which the transaction  is effected,  the ability to effect the  transaction at all where a large  block is  involved,  the  availability  of the  broker to stand  ready to execute  possible  difficult  transactions  in the  future,  and  the  financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in  determining  the overall  reasonableness  of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services,  analyses and reports  concerning  issuers, industries,  securities,  economic factors and trends, and other statistical and factual  information.  Any such  research  and  other  statistical  and  factual information  provided by brokers is  considered  to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory
Agreements.  The cost,  value and specific  application of such  information are indeterminable  and hence are not  practicably  allocable  among  Account QB and other clients of TAMIC who may indirectly  benefit from the availability of such information.  Similarly, Account QB may indirectly benefit from information made available as a result of transactions for such clients.

         Purchases and sales of bonds and money market  instruments will usually be  principal  transactions  and will  normally be purchased  directly  from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage  commissions  paid for such  purchases.  Purchases from the underwriters  will  include  the  underwriting  commission  or  concession,  and purchases from dealers  serving as market makers will include the spread between the bid and asked prices.  Where  transactions are made in the  over-the-counter market,  Accounts GIS and QB
                                       27

will deal with primary market makers unless more favorable  prices are otherwise
obtainable.   Brokerage  fees  will  be  incurred  in  connection  with  futures transactions, and Account QB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         TAMIC may follow a policy of  considering  the sale of units of Account
QB  a  factor  in  the  selection  of   broker-dealers   to  execute   portfolio
transactions, subject to the requirements of best execution described above.

         The policy of TAMIC with  respect to  brokerage is and will be reviewed by the Board of Managers  periodically.  Because of the  possibility  of further
regulatory   developments  affecting  the  securities  exchanges  and  brokerage practices  generally,  the  foregoing  practices  may be  changed,  modified  or eliminated.

PORTFOLIO TRANSACTIONS

         Subject to the general  supervision of the Board of Managers,  TAMIC is responsible  for the  investment  decisions  and the  placement  of  orders  for portfolio  transactions of Account MM.  Portfolio  transactions  occur primarily with issuers,  underwriters or major dealers in money market  instruments acting as principals.  Such transactions are normally on a net basis and do not involve payment of  brokerage  commissions.  The cost of  securities  purchased  from an underwriter usually includes a commission paid by the issuer to the underwriter, and  transactions  with dealers  normally reflect the spread between the bid and asked  prices.  TAMIC  seeks to obtain  the best net  price  and most  favorable execution of orders for the purchase and sale of portfolio securities.

CODE OF  ETHICS.  Pursuant  to Rule  17j-1 of the 1940  Act,  the  Funds,  their investment advisers and principal  underwriter have adopted codes of ethics that permit  personnel  to invest in  securities  for their own  accounts,  including securities that may be purchased or held by the funds.  All personnel must place the interest of clients first and avoid activities,  interests and relationships that might  interfere  with the duty to make  decisions in the best interests of the clients. All personnel  securities  transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                               VALUATION OF ASSETS

The  value of the  assets of each  Funding  Option  is  determined  at 4:00 p.m.
eastern time on each  business  day,  unless we need to close  earlier due to an emergency.  A business day is any day the New York Stock Exchange is open. It is expected  that the Exchange  will be closed on Saturdays  and Sundays and on the observed  holidays of New Year's Day,  Martin Luther King, Jr. Day,  President's
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
and Christmas  Day. Each security  traded on a national  securities  exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the  reported  bid and  asked  prices  on the  business  day or on the  basis of quotations received from a reputable broker or any other recognized source.

         When market  quotations are not considered to be readily  available for long-term  corporate bonds and notes,  such  investments are generally stated at fair value on the basis of  valuations  furnished  by a pricing  service.  These valuations are determined  for normal  institutional-size  trading units of such securities using methods based on market transactions for comparable  securities and various  relationships  between securities which are generally recognized by institutional traders.  Securities,  including restricted securities,  for which pricing  services are not readily  available  are value by  management at prices which it deems in good faith to be fair.

         Short term investments for which a quoted market price is available are valued at market.  Short-term  investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

                              NET INVESTMENT FACTOR

THE CONTRACT  VALUE:  The value of an  Accumulation  Unit on any business day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment  performance of an investment alternative from one Valuation  Period to the next.  The net  investment  factor is determined by dividing (a) by (b) and adding (c) to the result where:

                                       28

         (a)  is the net  result of the  Valuation  Period's  investment  income
              (including, in the case of assets invested in an underlying mutual fund,  distributions  whose  ex-dividend  date  occurs  during the
              Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

         (b)  is the  value of the  assets  at the  beginning  of the  Valuation
              Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

         (c)  is the net result of 1.000,  LESS the Valuation  Period  deduction for the insurance  charge,  LESS the applicable  deduction for the investment advisory fee, and in the case of Accounts TGIS, TSB and
              TAS,  less the  applicable  deduction  for market timing fees (the deduction for the investment advisory fee is not applicable in the case of assets  invested in an Underlying  Fund,  since the fee is reflected in the net asset value of the fund).

         The net investment factor may be more or less than one.

ACCUMULATION  UNIT VALUE. The value of an accumulation  unit on any business day is determined by multiplying the value on the preceding  business day by the net investment  factor for the business day just ended. The net investment factor is calculated  for each  funding  option  and takes  into  account  the  investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. An Annuity Unit Value as of any business day is equal to (a)
the value of the Annuity Unit on the preceding  business day,  multiplied by (b)
the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation  period of one day is 1.000081  and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

         The following  description of the federal income tax consequences under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires  that minimum  annual  distributions  begin by
April 1st of the calendar  year  following the later of calendar year in which a participant  under  a qualified  plan, or a Section  403(b) annuity, attains age
70 1/2 or retires. Minimum annual distributions under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the  minimum  distribution rules under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individual's  benefit),  the owner  will be taxed  each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

         If two or more annuity  contracts are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

         Those  receiving  partial  distributions  made before the maturity date will generally be taxed on an income-first  basis to the extent of income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is

                                       29

income in the  contract  generally  to the  extent the cash  value  exceeds  the investment  in the  contract.  The  investment  in the  contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross  income.  Any direct or indirect  borrowing  against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity  contract  for federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

         To the  extent  of earned  income  for the year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").  The limit is  $3,000  for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007,  and $5,000 for
2008, and will be indexed for inflation in years  subsequent to 2008.  There are certain  limits on the  deductible  amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan.
If an  individual  is married and the spouse does not have  earned  income,  the individual may establish IRAs for the individual and spouse.  Purchase  payments may then be made  annually  into IRAs for both spouses in the maximum  amount of
100% of earned  income up to a combined  limit  based on the  individual  limits outlined above.

         The Code  provides for the purchase of a  Simplified  Employee  Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general  applicability whether a death benefit provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM
         Effective January 1, 1997,  employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective  January 1, 1998,  Section 408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a

                                       30

"traditional"  IRA to a Roth IRA may be subject to tax and other  special  rules apply. You should consult a tax adviser before  combining any converted  amounts with other Roth IRA  contributions,  including any other conversion amounts from other tax years.

         Qualified  distributions  from a Roth  IRA are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified  pension or  profit-sharing  plan,  purchase payments made by an employer are not currently  taxable to the  participant and increases in the value of a contract  are not  subject to  taxation  until  received  by a participant or beneficiary.

         Distributions  are generally  taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution  that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan, the investment in the contract may be zero.

         The annual limits that  apply to the amounts that may be contributed to a defined  contribution  plan  each  year were increased by EGTRRA.  The maximum total annual limit was increased from $35,000 to $40,000.  The limit on employee salary  reduction  deferrals  (commonly  referred to as "401(k) contributions")
increase  on a graduated  basis;  $11,000 in 2002,  $12,000 in 2003,  $13,000 in
2004,  $14,000 in 2005 and  $15,000 in 2005.  The $15,000  annual  limit will be indexed for inflation after 2005.

SECTION 403(b) PLANS

         Under Code section  403(b),  payments made by public school systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

         Code section 403(b)(11)  restricts this distribution under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

         The  portion  of  a  distribution,  which  is  taxable  income  to  the recipient, will be subject to federal income tax withholding as follows:

1.       ELIGIBLE   ROLLOVER   DISTRIBUTION   FROM   SECTION   403(B)  PLANS  OR
         ARRANGEMENTS,  FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM
         457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

         There is a mandatory 20% tax  withholding for plan  distributions  that are  eligible  for rollover to an IRA or to another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

         (a)  a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)  a term-for-years  settlement  distribution is elected for a period of ten years or more, payable at least annually, or

         (c)  a minimum  required  distribution  as defined under the tax law is taken  after the  attainment of the age of 70 1/2 or as  otherwise required by law, or

                                       31

         (d)  the distribution is a hardship distribution.

         A distribution  including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

2.       OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not  described as requiring 20%  withholding  in 1 above, the portion of a non-periodic  distribution,  which constitutes  taxable income,
will  be  subject  to  federal   income  tax   withholding,   if  the  aggregate
distributions  exceed $200 for the year, unless the recipient elects not to have taxes  withheld.  If no such election is made,  10% of the taxable  distribution will be withheld as federal  income tax.  Election forms will be provided at the time  distributions  are  requested.  This form of  withholding  applies  to all annuity programs.

3.       PERIODIC  DISTRIBUTIONS  (DISTRIBUTIONS  PAYABLE OVER A PERIOD  GREATER
         THAN ONE YEAR)

         The  portion  of a periodic  distribution,  which  constitutes  taxable income,  will be  subject  to  federal  income  tax  withholding  under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient  may elect not to have income  taxes  withheld  or have  income  taxes withheld at a different rate by providing a completed  election  form.  Election forms will be provided at the time  distributions  are  requested.  This form of withholding applies to all annuity programs.  As of January 1, 2002, a recipient receiving  periodic payments (e.g.,  monthly or annual payments under an annuity option)  which total  $15,360 or less per year,  will  generally  be exempt from periodic withholding.

         Recipients  who  elect  not to have  withholding  made are  liable  for payment of federal income tax on the taxable  portion of the  distribution.  All recipients  may also be subject to  penalties  under the  estimated  tax payment rules if withholding  and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients  who do not  provide  a  social  security  number  or  other
taxpayer   identification   number  will  not  be  permitted  to  elect  out  of
withholding. Additionally, U.S citizens residing outside of the country, or U.S.
legal  residents  temporarily  residing  outside  the  country,  are  subject to different withholding rules and cannot elect out of withholding.

                                       32

PERFORMANCE INFORMATION

         From  time  to  time,  the  Company  may  advertise  several  types  of historical  performance for Accounts GIS, QB, MM, TGIS, TSB, TAS and the Funding
Options of Fund U.

         STANDARDIZED  METHOD.  Quotations  of average  annual total returns are computed  according to a formula in which a hypothetical  initial  investment of
$1,000 is applied to an Account or Funding  Option,  and then  related to ending redeemable  values  over one-,  five-,  and  ten-year  periods,  or for a period covering  the time during  which the Funding  Option has been in  existence,  if less.  If a Funding  Option has been in  existence  for less than one year,  the
"since inception" total return  performance  quotations are year-to-date and are not average annual total returns.  These quotations reflect the deduction of all recurring  charges  during  each  period  (on a pro  rata  basis  in the case of fractional periods). The deduction for the annual contract administrative charge is  converted  to a  percentage  of assets  based on the actual  fee  collected, divided by the average net assets for  contracts  sold under the  Prospectus  to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal  charge at that time. For Accounts  TGIS, TSB and TAS,  market timing fees are included in expenses in the  calculation of performance  for periods on or after May 1, 1990,  the date on which the  market  timing fee became a charge against the daily  assets of the timed  accounts.  The  performance  for periods prior to May 1, 1990 does not reflect the deduction of the market-timing fee.

         NONSTANDARDIZED   METHOD.   Nonstandardized  "total  returns"  will  be
calculated in a similar manner based on the  performance of the Funding  Options over a period of time, usually for the calendar  year-to-date,  and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative  charge,  which,  if  reflected,  would  decrease  the  level  of performance  shown. The withdrawal  charge is not reflected because the Contract is designed for long-term investment.

         For funding options that were in existence before they became available under Fund U, the  nonstandardized  average total return quotations will reflect the  investment  performance  that such  funding  options  would  have  achieved
(reduced  by the  applicable  charges)  had they been held  available  under the
Contract  for the period  quoted.  The total  return  quotations  are based upon
historical   earnings  and  are  not   necessarily   representative   of  future
performance.

         TOTAL RETURN QUOTATIONS FOR TIMED ACCOUNTS.  Because Accounts TGIS, TSB
and TAS are primarily  available to Contract  Owners who have entered into third party market  timing  services  agreements,  the Accounts  may  experience  wide fluctuations in assets over a given time period. Consequently,  performance data computed  according to both the  standardized  and  nonstandardized  methods for
Accounts  TGIS,  TSB  and TAS  may  not  always  be  useful  in  evaluating  the performance of these Accounts. In addition,  performance data for Accounts TGIS,
TSB and TAS alone will not generally be useful to the purchase of evaluating the performance of a market timing strategy that uses these Accounts.

         Average annual total returns of each managed  Separate Account computed according to the standardized and non-standardized methods for the periods ended
December 31, 2001 are set forth in the following tables.

                                       33

                         TRAVELERS UNIVERSAL ANNUITY
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

---------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                           1 YEAR               5 YEAR                 10 YEAR (OR INCEPTION)
---------------------------------------------------------------------------------------------------------------------------------

Alliance Growth Portfolio                                 -18.72%               7.05%               13.42%              2/13/1995
---------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*                   -                    -                -18.69%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                         -30.66%              10.34%               13.41%              5/16/1983
---------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund - Class I             -26.30%               0.56%                5.90%              5/17/1993
---------------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund - Class I             -20.95%              -0.72%                6.06%               6/1/1993
---------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund - Class I              -4.70%               6.07%                8.47%              5/18/1993
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                  -17.62%               8.13%               11.01%              1/28/1992
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                           -12.13%                 -                  0.75%               5/8/1998
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio - Initial Class      -10.84%               7.14%               11.07%              7/21/1993
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class             -22.75%               9.42%               11.26%              1/28/1992
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*            -                    -                 -2.08%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2*                           -                    -                -11.72%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio-Service Shares*   -                    -                -20.78%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                 -                    -                -26.29%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*       -                    -                -18.47%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*            -                    -                  3.96%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                       -                    -                -10.24%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                     -                    -                -12.96%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund              -                    -                 -7.77%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                     -                    -                -10.14%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                     -                    -                -12.46%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                      -                    -                -13.69%               5/1/2001
---------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)           -20.89%               8.11%               10.43%               5/1/1992
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 -7.11%               6.98%               11.18%              1/27/1992
---------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio              -9.96%               0.00%                5.50%               5/8/1998
---------------------------------------------------------------------------------------------------------------------------------
Travelers Growth and Income Stock Account                 -19.86%               8.08%               10.38%              5/16/1983
---------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                        -27.76%               4.92%                7.64%               2/4/1994
---------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund - Class I                  0.53%               5.08%                5.72%               6/1/1993
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Initial Class        -17.19%              -5.88%                3.12%              2/14/1992
---------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                             3.19%               5.20%                7.79%              5/16/1983
---------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Account                             -0.68%               3.78%                5.25%              5/16/1983
------------------------------------------------------------------------------------------------ ---------------------------------
Travelers U.S. Government Securities Portfolio             -0.50%               5.29%                5.83%              1/28/1992
----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Initial Class      -10.02%               4.99%                7.57%              1/28/1992
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                 -6.18%               7.88%               11.03%              2/17/1995
---------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 1                   -15.30%               4.15%                8.68%              1/27/1992
---------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                            -10.95%               7.20%                8.24%              5/16/1983
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Account                             -2.05%               3.14%                3.51%              5/16/1983
---------------------------------------------------------------------------------------------------------------------------------

The inception  date used to calculate  standardized  performance is based on the date that the investment option became active under the product.

                                       34

                           TRAVELERS UNIVERSAL ANNUITY
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

------------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                 YTD       1 YR        3YR       5YR      10YR        3YR       5YR      10YR
------------------------------------------------------------------------------------------------------------------------------------

Alliance Growth Portfolio                     -14.44%    -14.44%     -9.74%    46.61%      -        -3.36%     7.95%     -
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*    -18.46%    -18.46%    -12.53%    68.98%      -        -4.36%    11.06%     -
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)             -27.01%    -27.01%    -14.62%    69.80%   259.37%     -5.13%    11.16%    13.63%
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund - Class I -22.42%    -22.42%     -7.77%     8.60%      -        -2.66%     1.66%     -
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund - Class I -16.79%    -16.79%    -31.18%     2.15%      -       -11.70%     0.43%     -
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund - Class I   0.30%      0.30%     47.25%    40.27%      -        13.75%     7.00%     -
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                      -13.28%    -13.28%     -7.45%    53.89%   186.19%     -2.55%     9.00%    11.08%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                -7.29%     -7.29%     26.19%    39.30%   513.78%      8.06%     6.85%    19.88%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio -         -6.14%     -6.14%      5.54%    47.20%   215.96%      1.81%     8.03%    12.18%
Initial Class
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio -               -18.68%    -18.68%     -2.95%    63.04%   210.39%     -0.99%    10.26%    11.98%
Initial Class
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -               -4.72%     -4.72%     47.44%      -         -        13.80%      -         -
Service Class 2*
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2*            -16.31%    -16.31%     18.79%      -         -         5.90%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth              -24.39%    -24.39%     12.72%    52.73%      -         4.07%     8.83%     -
Portfolio-Service Shares*
------------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                  -24.62%    -24.62%     32.00%      -         -         9.69%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class   -21.06%    -21.06%     11.43%      -         -         3.67%      -         -
IB Shares*
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB      18.03%     18.03%       -         -         -          -         -         -
Shares*
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund          0.63%      0.63%     41.70%      -         -        12.31%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund       -5.35%     -5.35%     18.80%      -         -         5.90%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth     -8.38%     -8.38%       -         -         -          -         -         -
Fund
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio       -5.28%     -5.28%       -         -         -          -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio       -6.45%     -6.45%     34.15%    60.46%      -        10.28%     9.91%     -
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio        -13.61%    -13.61%     2.58%      -         -         0.85%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio               -16.73%    -16.73%    -6.37%    53.74%      -        -2.17%     8.98%     -
(Smith Barney)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1      -2.22%     -2.22%    32.26%    46.13%    195.34%     9.76%     7.88%    11.43%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio   -5.22%     -5.22%    22.32%      -         -         6.94%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Travelers Growth and Income Stock Account      -15.87%    -15.87%   -10.43%    51.66%    167.48%    -3.60%     8.68%    10.33%
------------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)             -23.96%    -23.96%    -7.91%    33.05%      -        -2.71%     5.87%     -
------------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund - Class I       5.53%      5.53%    12.47%    34.03%      -         3.99%     6.03%     -
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Initial   -12.84%    -12.84%   -28.72%   -21.73%     47.94%   -10.66%    -4.78%     3.99%
Class
------------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                  8.19%      8.19%    11.25%    34.78%    116.13%     3.62%     6.15%     8.00%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Account                   4.05%      4.05%     9.43%    24.69%     66.07%     3.05%     4.51%     5.20%
------------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio   4.50%      4.50%    11.81%    35.36%      -         3.79%     6.24%     -
------------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio -          -5.29%     -5.29%    -1.41%    33.48%    113.70%    -0.47%     5.94%     7.88%
Initial Class
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                      -1.25%     -1.25%    15.31%    52.20%      -         4.86%     8.76%     -
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 1        -10.85%    -10.85%     7.15%    28.47%    132.39%     2.33%     5.13%     8.79%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                  -6.27%     -6.27%     2.74%    47.63%    125.38%     0.90%     8.10%     8.46%
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Account                   2.69%      2.69%    11.76%    21.04%     40.50%     3.77%     3.89%     3.46%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Account - 7 Day Yield     0.15% This yield quotation more closely reflects the current earnings of this fund.
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------
     Inception           2000       1999       1998
-----------------------------------------------------------

  13.58%   06/20/94    -19.24%     30.62%     27.43%
-----------------------------------------------------------
  14.17%   06/26/92    -17.81%     30.51%     46.14%
-----------------------------------------------------------
   9.19%   05/16/83    -22.85%     51.62%     59.63%
-----------------------------------------------------------
   6.06%   05/01/93     -9.17%     30.88%     13.47%
-----------------------------------------------------------
   6.18%   05/01/93    -16.02%     -1.52%     14.11%
-----------------------------------------------------------
   8.61%   05/01/93      8.73%     35.02%     -9.79%
-----------------------------------------------------------
  10.92%   09/30/89    -10.41%     19.11%     26.62%
-----------------------------------------------------------
  27.71%   08/31/90     11.91%     21.63%     -4.27%
-----------------------------------------------------------
  10.69%   10/09/86      7.08%      5.01%     10.24%
-----------------------------------------------------------
  12.36%   10/09/86    -12.08%     35.74%     37.76%
-----------------------------------------------------------
  14.70%   12/29/98      5.20%     47.10%      -
-----------------------------------------------------------
   2.30%   05/01/98    -17.57%     72.20%      -
-----------------------------------------------------------
  11.98%   05/02/94    -17.18%     80.01%     15.78%
-----------------------------------------------------------
   7.51%   03/23/98      8.01%     62.13%      -
-----------------------------------------------------------
   8.35%   01/02/97    -10.73%     58.12%     17.00%
-----------------------------------------------------------
  16.00%   04/30/99     22.92%      -          -
-----------------------------------------------------------
  13.87%   02/17/98     16.78%     20.58%      -
-----------------------------------------------------------
   6.99%   02/17/98     13.82%     10.27%      -
-----------------------------------------------------------
  12.14%   11/01/99     15.29%      -          -
-----------------------------------------------------------
  13.16%   11/01/99     14.29%      -          -
-----------------------------------------------------------
  12.98%   12/03/93     18.98%     20.52%      3.66%
-----------------------------------------------------------
   6.71%   05/06/98     -8.10%     29.21%      -
-----------------------------------------------------------
  10.65%   05/01/92     -1.72%     14.40%     30.63%
-----------------------------------------------------------
  10.49%   08/31/88      6.09%     27.50%     -0.00%
-----------------------------------------------------------
  14.21%   04/01/97     15.17%     12.06%     15.49%
-----------------------------------------------------------
  10.34%   05/16/83    -12.54%     21.73%     28.73%
-----------------------------------------------------------
   7.81%   02/04/94     22.73%     -1.32%     16.77%
-----------------------------------------------------------
   5.85%   05/01/93     10.96%     -3.95%      7.69%
-----------------------------------------------------------
   5.65%   09/19/85    -23.44%      6.81%     -5.52%
-----------------------------------------------------------
   7.45%   05/16/83     -0.28%      3.13%      5.23%
-----------------------------------------------------------
   7.01%   05/16/83      4.36%      0.78%      6.90%
-----------------------------------------------------------
   6.04%   01/28/92     13.02%     -5.34%      8.84%
-----------------------------------------------------------
   8.51%   09/06/89     -5.12%      9.71%     13.62%
-----------------------------------------------------------
  10.27%   06/20/94     15.20%      1.36%     10.28%
-----------------------------------------------------------
   8.71%   08/31/88     -0.95%     21.34%      5.09%
-----------------------------------------------------------
   8.51%   05/16/83     -2.83%     12.81%     19.94%
-----------------------------------------------------------

   4.92%   05/16/83      4.94%      3.72%      4.03%
-----------------------------------------------------------

*CitiStreet  Funds shown do not reflect CHART fees of 1.25%.
*The inception date reflects the date the underlying fund began operating.

                                       35

                   TRAVELERS UNIVERSAL ANNUITY CHART PROGRAM
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

                                CHART FEE = 1.25%

----------------------------------------------------------------------------------------------
                                                 1 YR         5 YR       10 YR or Inception
----------------------------------------------------------------------------------------------

STOCK ACCOUNTS:
----------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund - Class I   -22.07%     -2.44%      4.35%    6/1/1993
----------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund - Class I    -6.04%      3.97%      6.79%    5/18/1993
----------------------------------------------------------------------------------------------
CitiStreet International Stock Fund - Class I   -27.35%     -0.42%      4.17%    5/17/1993
----------------------------------------------------------------------------------------------
BOND ACCOUNTS
----------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund - Class I       -0.90%      3.19%      3.94%    6/1/1993
----------------------------------------------------------------------------------------------

The inception  date used to calculate  standardized  performance is based on the date that the investment option became active in the product.

                    TRAVELERS UNIVERSAL ANNUITY CHART PROGRAM
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01
                                CHART FEE = 1.25%

-------------------------------------------------------------------------- ------------------------------- ------------------------
                                             CUMULATIVE RETURNS               AVERAGE ANNUAL RETURNS         CALENDAR YEAR RETURNS
-------------------------------------------------------------------------- ------------------------------- ------------------------
                                       YTD     1 YR     3YR     5YR   10YR  3YR    5YR   10YR  Inception     2000     1999     1998
-------------------------------------------------------------------------- ------------------------------- ------------------------

STOCK ACCOUNTS
-------------------------------------------------------------------------- ------------------------------- ------------------------
CitiStreet Large Company Stock
Fund - Class I                      -17.88%  -17.88%  -33.76%  -6.46%  -  -12.82% -1.30%  -  4.88%  5/1/93  -17.05%  -2.76%  12.68%
-------------------------------------------------------------------------- ------------------------------- ------------------------
CitiStreet Small Company Stock
Fund - Class I                       -0.99%   -0.99%   41.91%  27.85%  -   12.36%  4.95%  -  7.26%  5/1/93    7.43%  33.41% -10.90%
-------------------------------------------------------------------------- ------------------------------- ------------------------
CitiStreet International Stock
Fund - Class I                      -23.44%  -23.44%  -11.18%   3.68%  -   -3.87%  0.71%  -  4.73%  5/1/93  -10.28%  29.30%  12.06%
-------------------------------------------------------------------------- ------------------------------- ------------------------
BOND ACCOUNTS
-------------------------------------------------------------------------- ------------------------------- ------------------------
CitiStreet Diversified Bond
Fund - Class I                        4.22%    4.22%    8.35%  23.28%  -    2.71%  4.20%  -  4.52%  5/1/93    9.61%  -5.14%   6.35%
-------------------------------------------------------------------------- ------------------------------- ------------------------

The inception date is the date that the underlying fund commenced operations.

                                       36

                        THE BOARD OF MANAGERS AND OFFICERS

         The investments and administration of each of the Separate Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS,  TSB and TAS are elected  annually by those Contract Owners  participating in the Separate Accounts. A majority of the members of the Board of Managers  are persons  who are not  affiliated  with The
Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

Name and Position
   with the Fund              Principal Occupation During Last Five Years
------------------            -------------------------------------------
*Heath B. McLendon            Managing  Director  (1993-present),  Salomon Smith
 Chairman and Trustee         Barney,  Inc. ("Salomon Smith Barney");  President
 125 Broad Street             and  Director  (1994-present),  Smith  Barney Fund
 New York, NY                 Management  LLC (f/k/a/  SSB Citi Fund  Management
 Age 68                       LLC.   Director  and   President   (1996-present),
                              Travelers  Investment Adviser,  Inc.; Chairman and
                              Director  of   fifty-nine   investment   companies
                              associated  with  Salomon  Smith  Barney;  Trustee
                              (1999)  of seven  Trusts of  Citifunds'  family of
                              Trusts;   Trustee,   Drew   University;   Advisory
                              Director,  M&T Bank;  Chairman,  Board of Managers
                              (1995-present),   six  Variable  Annuity  Separate
                              Accounts  of  The  Travelers  Insurance  Company+;
                              Chairman,  Board of  Trustees,  five Mutual  Funds
                              sponsored by The  Travelers  Insurance  Company++;
                              prior  to  July  1993,   Senior   Executive   Vice
                              President of Shearson Lehman Brothers Inc.

  Knight Edwards              Of Counsel  (1988-present),  Partner  (1956-1988),
  Trustee                     Edwards  &  Angell,  Attorneys;  Member,  Advisory
  154 Arlington Avenue        Board   (1973-1994),   thirty-one   mutual   funds
  Providence, RI              sponsored by Keystone Group, Inc.;  Member,  Board
  Age 78                      of Managers  (1969-present),  six Variable Annuity
                              Separate  Accounts  of  The  Travelers   Insurance
                              Company+;  Trustee  (1990-present),   five  Mutual
                              Funds   sponsored  by  The   Travelers   Insurance
                              Company.++

  Robert E. McGill, III       Retired    manufacturing    executive.    Director
  Trustee                     (1983-1995),  Executive Vice President (1989-1994)
  295 Hancock Street          and   Senior   Vice    President,    Finance   and
  Williamstown, MA            Administration (1983-1989), The Dexter Corporation
  Age 70                      (manufacturer    of   specialty    chemicals   and
                              materials);  Vice Chairman  (1990-1992),  Director
                              (1983-1995),   Life   Technologies,   Inc.   (life
                              science/biotechnology     products);     Director,
                              (1994-1999),  The Connecticut  Surety  Corporation
                              (insurance);    Director   (1995-2000),    Chemfab
                              Corporation  (specialty  materials  manufacturer);
                              Director  (1999-2001),   Ravenwood  Winery,  Inc.;
                              Director (1999-present), Lydall Inc. (manufacturer
                              of fiber  materials);  Member,  Board of  Managers
                              (1974-present),   six  Variable  Annuity  Separate
                              Accounts  of  The  Travelers  Insurance  Company+;
                              Trustee   (1990-present),    five   Mutual   Funds
                              sponsored by The Travelers Insurance Company.++

  Lewis Mandell               Professor  of Finance  and  Managerial  Economics,
  Trustee                     University at Buffalo since 1998. Dean,  School of
  160 Jacobs Hall             Management  (1998-2001),  University  at  Buffalo;
  Buffalo, NY                 Dean,    College   of   Business    Administration
  Age 59                      (1995-1998),  Marquette  University;  Professor of
                              Finance    (1980-1995)    and    Associate    Dean
                              (1993-1995),  School of  Business  Administration,
                              and Director,  Center for Research and Development
                              in Financial Services  (1980-1995),  University of
                              Connecticut;  Director  (2000-present),   Delaware
                              North Corp. (hospitality business);  Member, Board
                              of Managers  (1990-present),  six Variable Annuity
                              Separate  Accounts  of  The  Travelers   Insurance
                              Company+;  Trustee  (1990-present),   five  Mutual
                              Funds   sponsored  by  The   Travelers   Insurance
                              Company.++

  Frances  M.  Hawk,          Private   Investor,   (1997-present);    Portfolio
  CFA, CFP                    Manager (1992-1997,  HLM Management Company,  Inc.
  Trustee                     (investment   management);   Assistant  Treasurer,
  108 Oxford  Hill  Lane      Pensions  and  Benefits.  Management  (1989-1992),
  Downingtown, PA             United   Technologies   Corporation   (broad-based
  Age 54                      designer  and   manufacturer  of  high  technology
                              products);     Member,     Board    of    Managers
                              (1991-present),   six  Variable  Annuity  Separate
                              Accounts  of  The  Travelers  Insurance  Company+;
                              Trustee   (1991-present),    five   Mutual   Funds
                              sponsored by The Travelers Insurance Company.++

                                       37

  Ernest J.  Wright           Vice   President  and  Secretary   (1996-present),
  Secretary to the Board      Assistant    Secretary    (1994-1996),     Counsel
  One Tower Square            (1987-present),  The Travelers  Insurance Company;
  Hartford, Connecticut       Secretary  (1994-present),  six  Variable  Annuity
  Age 61                      Separate  Accounts  of  The  Travelers   Insurance
                              Company+;  Secretary  (1994-present),  five Mutual
                              Funds   sponsored  by  The   Travelers   Insurance
                              Company.++

  Kathleen A. McGah           Deputy General Counsel (1999 - present); Assistant
  Assistant Secretary to      Secretary (1995-present),  The Travelers Insurance
  The Board                   Company;  Assistant Secretary (1995-present),  six
  One Tower Square            Variable   Annuity   Separate   Accounts   of  The
  Hartford, Connecticut       Travelers Insurance Company+; Assistant Secretary,
  Age 51                      (1995-present), five Mutual Funds sponsored by The
                              Travelers  Insurance  Company.++  Prior to January
                              1995,   Counsel,   ITT  Hartford  Life   Insurance
                              Company.

  David A. Golino             Vice  President  and  Controller   (1999-present),
  Principal Accounting        Second Vice President  (1996-1999),  The Travelers
  Officer                     Insurance  Company;  Principal  Accounting Officer
  To the Board                (1998-present),   six  Variable  Annuity  Separate
  One Tower Square            Accounts  of  The  Travelers  Insurance  Company.+
  Hartford, Connecticut       Prior to May  1996,  Senior  Manager  (1985-1996),
  Age 40                      Deloitte & Touche LLP.

+        These  six  Variable  Annuity  Separate  Accounts  are:  The  Travelers
         Growth and Income Stock Account for Variable  Annuities,  The Travelers
         Quality Bond Account for Variable Annuities, The Travelers Money Market
         Account for Variable  Annuities,  The Travelers Timed Growth and Income
         Stock Account for Variable  Annuities,  The Travelers Timed  Short-Term
         Bond Account for Variable  Annuities and The Travelers Timed Aggressive
         Stock Account for Variable Annuities.

++       These five Mutual Funds are:  Capital  Appreciation  Fund, Money Market
         Portfolio,  High  Yield  Bond  Trust,  Managed  Assets  Trust  and  The
         Travelers Series Trust.

         *   Mr. McLendon is  an  "interested  person" within the meaning of the
1940 Act by virtue of his position as Managing  Director of Salomon Smith Barney
Inc., an indirect wholly owned subsidiary of Citigroup Inc. and also owns shares and options to purchase  shares of Citigroup  Inc.,  the indirect  parent of The
Travelers Insurance Company.

The Company is responsible  for payment of the fees and expenses of the Board of
Managers,  and the expenses of audit of the Separate Accounts,  as well as other expenses for services  related to the  operations of the accounts,  for which it deducts certain amounts from purchase payments and from the accounts.

COMMITTEES.  To operate more  efficiently,  the Board  established two operating committees.  The Nominating and Administration  Committee recommends  candidates for the nomination as members of the Board. The Audit Review  Committee  reviews the scope and results of the Fund's  annual  audits with the Fund's  independent accountants and recommends the engagement of the accountants. For the year ended
December 31,  2001,  the members of the  Nominating  and Audit  Committees  were
Knight  Edwards,  Robert E.  McGill  III,  Lewis  Mandell,  and Frances M. Hawk.
Trustees  do  not  receive  any  additional  compensation  for  their  committee services.

Members of the Board of Managers who are also officers or employees of Citigroup
Inc. or its  subsidiaries  are not entitled to any fee.  Members of the Board of
Managers  who  are  not  affiliated  as  employees  of  Citigroup  Inc.  or  its subsidiaries  receive an aggregate retainer of $19,000 for service on the Boards of the six Variable  Annuity  Separate  Accounts  established  by The  Travelers
Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance
Company.  They also receive an aggregate  fee of $2,500 for each meeting of such
Boards  attended.  Board  Members  with 10 years of service may agree to provide services  as emeritus  director  at age 72 or upon  reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees if attended.

                                       38

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Travelers  Distribution LLC ("TDLLC")  serves as principal  underwriter for Fund U and each  Separate  Account.  The  offering  is  continuous.  TDLLC's
principal  executive  offices  are  located  at  One  Tower  Square,   Hartford,
Connecticut.  TDLLC is  affiliated  with the Company or Fund U or each  Separate
Account.

         Under  the  terms  of  the  Distribution  and  Principal   Underwriting
Agreement among Fund U and each Separate Account,  TDLLC and the Company,  TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts.  The Company  reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                             ADMINISTRATIVE SERVICES

         Under the terms of an Administrative  Services  Agreement and Agreement
to Provide  Guarantees  (formerly the  Distribution  and  Management  Agreement)
between  each  Separate  Account  and the  Company,  the  Company  provides  all administrative  services and  mortality and expense risk  guarantees  related to variable annuity contracts issued by the Company in connection with the Separate
Accounts and assumes the risk of minimum  death  benefits,  as  applicable.  The
Company  also  pays  all  sales  costs  (including  costs  associated  with  the preparation of sales literature);  all costs of qualifying the Separate Accounts and the variable  annuity  contracts with regulatory  authorities;  the costs of proxy  solicitation;  all  custodian,  accountants'  and  legal  fees;  and  all compensation  paid to the  unaffiliated  members  of the Board of  Managers.  In addition, under the terms of the Administrative Services Agreement and Agreement to Provide  Guarantees  between the Company and Accounts  TGIS, TSB and TAS, the
Company  deducts  amounts  necessary  to  pay  fees  to  third-party  registered investment  advisers which provide market timing investment advisory services to
Contract Owners in those accounts and, in turn, pays such fees to the registered investment  advisers.  The Company  also  provides  without cost to the Separate
Accounts all  necessary  office space,  facilities,  and personnel to manage its affairs.

         The Company received the following  amounts from the Separate  Accounts in each  of the  last  three  fiscal  years  for  services  provided  under  the
Administrative Services Agreement and Agreement to Provide Guarantees:

   SEPARATE ACCOUNT         2001                2000                 1999
   ----------------         ----                ----                 ----
         GIS            $ 9,585,953         $ 12,920,316         $12,365,601
         QB             $ 1,674,973         $  1,653,313         $ 1,998,726
         MM             $ 2,295,238         $  2,296,879         $ 1,876,534
         U              $83,803,804         $103,858,478         $92,724,337
         TGIS           $ 1,956,020         $  1,812,981         $ 1,723,168
         TSB            $ 1,057,786         $  2,242,464         $ 2,525,763
         TAS            $ 1,105,128         $    859,665         $   773,987

                              SECURITIES CUSTODIAN

         Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York,
is the custodian of the portfolio securities and similar investments of Accounts
GIS, QB, MM, TGIS, TSB and TAS.

                                       39

                             INDEPENDENT ACCOUNTANTS

         KPMG LLP, One Financial Plaza,  Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

         Financial  statements as of December 31, 2001,  and for the years ended
December  31, 2001 and 2000,  of  Accounts  GIS,  QB, MM,  TGIS,  TSB,  and TAS,
included in the Annual  Reports (for each) have been  incorporated  by reference herein,  in reliance on the reports of KPMG LLP,  independent  certified  public accountants,  given on the authority of that firm as experts in  accounting  and auditing.  These  financial  statements  include prior period amounts which were audited by other independent accountants.

         The  consolidated  financial  statements and schedules of The Travelers
Insurance  Company and  subsidiaries  as of December 31, 2001 and 2000,  and for each of the years in the  three-year  period ended  December  31, 2001,  and the financial  statements  of The  Travelers  Fund U for  Variable  Annuities  as of
December 31, 2001, and for the years ended December 31, 2001 and 2000,  included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit reports  covering the December  31, 2001  financial  statements  and  schedules  of The  Travelers
Insurance Company and subsidiaries refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       40

                                 THE TRAVELERS

                        THE TRAVELERS VARIABLE ANNUITIES

                INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                        THE TRAVELERS INSURANCE COMPANY

                          PENSION AND PROFIT-SHARING,

                      SECTION 403(b) AND SECTION 408, AND

                         DEFERRED COMPENSATION PROGRAMS

l-11165S                                        TIC Ed. 5-2002
                                                Printed in U.S.A.

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
--------------------------------------------------------------------------------

                   GROUP VARIABLE ANNUITY CONTRACTS ISSUED BY
                         THE TRAVELERS INSURANCE COMPANY
                     FOR FUNDING QUALIFIED RETIREMENT PLANS

                                   MAY 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2002. A copy of the Prospectus may be obtained by writing to The Travelers Insurance
Company (the "Company"), Annuity Services, One Tower Square, Hartford,
Connecticut 06183-5030, or by calling 800-842-9368.

                                                                           PAGE

Description Of The Travelers And The Separate Account .....................    2
    The Insurance Company .................................................    2
    The Separate ..........................................................    2
Investment Objective And Policies .........................................    2
The Travelers Growth And Income Stock Account For Variable Annuities ......    2
Description Of Certain Types Of Investments And Investment

Financial Statements.......................................................

                                       1

             DESCRIPTION OF THE TRAVELERS AND THE SEPARATE ACCOUNT

THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto
Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is
an indirect wholly owned subsidiary of Citigroup Inc., a financial services holding company. The Company's Home Office is located at One Tower Square,
Hartford, Connecticut 06183.

THE SEPARATE ACCOUNT

The Travelers Growth and Income Stock Account for Variable Annuities (Account
GIS), which serves as the funding vehicle for the Variable Annuity contract described in the Prospectus, meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the
Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of Account GIS are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance
Commissioner to adopt regulations under it. The Section contains no restrictions on the investments of Account GIS, and the Commissioner has adopted no regulations under the Section that affect Account GIS.

Account GIS was established on September 22, 1967 and is registered with the
Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company under the 1940 Act. The assets of Account GIS are invested directly in securities (such as stocks) which are compatible with its stated
investment policies.

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective and fundamental investment restrictions of Account GIS are set forth below. Neither the investment objective nor the fundamental investment restrictions can be changed without a vote of a majority of the outstanding voting securities of the Account, as defined in the 1940 Act.
Additionally, in accomplishing its investment objectives, Account GIS uses certain types of investments and investment techniques which are discussed under
"Investments and Investment Techniques".

The percentage restrictions (for either fundamental investment policies or investment restrictions) are interpreted such that if they are adhered to at the time of investment, a later increase in a percentage beyond the specified limit resulting from a change in the values of portfolio securities or in the amount of net assets shall not be considered a violation. It must be recognized that there are risks inherent in the ownership of any investment and that there can be no assurance that the investment objectives of Account GIS will be achieved.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT OBJECTIVE

The basic investment objective of Account GIS is the selection of investments from the point of view of an investor concerned primarily with long-term accumulation of principal through capital appreciation and retention of net investment income. This principal objective does not preclude the realization of short-term gains when conditions would suggest the long-term goal is accomplished by such short-term transactions. The assets of Account GIS will primarily be invested in a portfolio of equity securities, mainly common stocks, spread over industries and companies. However, when it is determined that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, investments may also be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States Government securities. These investments generally would not have a

                                       2

prospect of long-term appreciation.  Investments in other than equity securities are  temporary  for  defensive  purposes.  Such  investments  may or may  not be convertible  into stock or be accompanied by stock purchase  options or warrants for the purchase of stock.

Account GIS may use exchange-traded financial futures contracts as a hedge to protect against changes in stock prices. The use of stock index futures by
Account GIS is intended primarily to limit transaction and borrowing costs.
Account GIS expects that risk management transactions involving futures contracts will not impact more than thirty percent (30%) of Account GIS's assets at any one time. Account GIS may also write covered call options on securities which it owns, and may purchase index or individual equity call or put options.

Effective  July 31, 2002,  the Account will normally  invest at least 80% of its assets in equity securities ("80% investment  policy").  The Account will notify shareholders at least 60 days prior to changing its 80% investment policy.

INVESTMENT RESTRICTIONS

The investment restrictions for Account GIS set forth in items 1 through 9 are fundamental and may not be changed without a vote of a majority of the outstanding voting securities, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers.

1.   Not more  than 5% of the  assets of the  Account  will be  invested  in the securities  of any one  issuer,  except  obligations  of the United  States
     Government and its instrumentalities.

2.   Borrowings  will not be made,  except  that the right is reserved to borrow from banks for emergency  purposes,  provided that such borrowings will not exceed 5% of the value of the assets of the  Account  and that  immediately after  the  borrowing,  and at all  times  thereafter,  and  while any such borrowing  is unrepaid,  there will be asset  coverage of at least 300% for all borrowings of the Account.

3.   Securities  of other  issuers  will not be  underwritten,  except  that the
     Account  could  be  deemed  an  underwriter  when  engaged  in the  sale of restricted securities. (See item 13.)

4.   Interests  in  real  estate  will  not  be  purchased,  except  as  may  be represented by securities for which there is an established market.

5.   No purchase of  commodities  or commodity  contracts  will be made,  except transactions  involving financial futures in order to limit transaction and borrowing costs and for hedging purposes, as discussed above.

6.   Loans will be made only through the  acquisition  of a portion of privately placed issue of bonds,  debentures or other  evidences of indebtedness of a type customarily purchased by institutional investors. (See item 13.)

7.   Investments will not be made in the securities of a company for the purpose of exercising management or control.

8.   Not more  than  10% of the  voting  securities  of any one  issuer  will be acquired.  (It is the  present  practice of Account GIS not to exceed 5% of the voting securities of any one issuer.)

9.   Senior securities will not be issued.

10.  Short sales of securities will not be made.

11.  Purchases will not be made on margin,  except for short-term  credits which are necessary for the clearance of  transactions,  and for the placement of not  more  than 5% of its net  asset  value in total  margin  deposits  for positions in futures contracts.

12.  The  Account  will  not  invest  in  the  securities  of  other  investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

13.  Not more than 5% of the value of the assets of the  Account may be invested in  restricted  securities  (securities  which may not be publicly  offered without registration under the Securities Act of 1933).

                                       3

Changes in the investments of Account GIS may be made from time to time to take into account changes in the outlook for particular industries or companies.
Account GIS's investments will not, however, be concentrated in any one industry; that is, no more than twenty-five percent (25%) of the value of its assets will be invested in any one industry. While Account GIS may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than ten percent (10%) of its investment portfolio.

The assets of Account GIS will be kept fully invested, except that (a)
sufficient cash may be kept on hand to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with their respective investment policies.

PORTFOLIO TURNOVER

Although Account GIS intends to purchase securities for long-term appreciation of capital and income, and does not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A higher turnover rate should not be interpreted as indicating a variation from the stated
investment policy of seeking long- term accumulation of capital, and will normally increase the brokerage costs of Account GIS. However, negotiated fees and the use of futures contracts will help to reduce brokerage costs. While there is no restriction on portfolio turnover, Account GIS expects to have a moderate to high level of portfolio turnover in the range of 150% to 300%. The portfolio turnover rate for Account GIS for the years ended December 31, 1999,
2000 and 2001 were 47%, 52%, and 32% respectively.

           DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT
                  TECHNIQUES AVAILABLE TO THE SEPARATE ACCOUNT

WRITING COVERED CALL OPTIONS

Account GIS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. These call options generally will be short-term contracts with a duration of nine months or less.

Account GIS will write only "covered" call options, that is, it will own the underlying securities which are acceptable for escrow when it writes the call option and until the obligation to sell the underlying security is extinguished by exercise or expiration of the call option, or until a call option covering the same underlying security and having the same exercise price and expiration date is purchased. Account GIS will receive a premium for writing a call option, but gives up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. Account
GIS will retain the risk of loss from a decrease in the price of the underlying security. Writing covered call options is a conservative investment technique which is believed to involve relatively little risk, but which is capable of enhancing an account's total returns.

The premium received for writing a covered call option will be recorded as a liability in the Account's Statement of Assets and Liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the close of the New York Stock Exchange (the "Exchange"), or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon exercise of the option.

The Options Clearing Corporation is the issuer of, and the obligor on, the covered call options written by Account GIS. In order to secure an obligation to deliver to the Options Clearing Corporation the underlying security of a covered call option, Account GIS will be required to make escrow arrangements.

In instances where Account GIS believes it is appropriate to close a covered call option, it can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise

                                       4

price and expiration date. Account GIS may also, under certain circumstances, be able to transfer a previously written call option.

A previously written call option can be closed out by purchasing an identical call option only on a national securities exchange which provides a secondary market in the call option. There is no assurance that a liquid secondary market will exist for a particular call option at such time. If Account GIS cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

If a substantial number of the call options are exercised, the Account's rate of portfolio turnover may exceed historical levels. This would result in higher brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS

Account GIS may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve contract owners' capital when market conditions warrant. Account GIS may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities, eligible for purchase by Account GIS, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months. Account GIS will pay a premium in exchange for the right to purchase (call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the options contract. In either case, Account GIS's risk is limited to the option premium paid.

Account GIS may sell the put and call options prior to their expiration and realize a gain or loss thereby. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

Put and call options will be employed for bona fide hedging purposes only.
Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated.
In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

FUTURES CONTRACTS

STOCK INDEX FUTURES

Account GIS will invest in stock index futures. A stock index futures contract provides for one party to take and the other to make delivery of an amount of cash over the hedging period equal to a specified amount times the difference between a stock index value at the close of the last trading day of the contract or the selling price and the price at which the futures contract is originally struck. The stock index assigns relative values to the common stocks included in the index and reflects overall price trends in the designated market for equity securities. Therefore, price changes in a stock index futures contract reflect changes in the specified index of equity securities on which the futures contract is based. Stock index futures may also be used, to a limited extent, to hedge specific common stocks with respect to market (systematic) risk (involving the market's assessment of overall economic prospects) as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short"
position in stock index futures, Account GIS may seek to protect the value of its equity securities against an overall decline in the market for equity securities. Alternatively, in

                                       5

anticipation of a generally rising market,  Account GIS can seek to avoid losing the benefit of apparently low current prices by  establishing a "long"  position in stock index futures and later  liquidating that position as particular equity securities  are in fact  acquired.  Account  GIS  will  not be a  hedging  fund;
however,  to the  extent  that any  hedging  strategies  actually  employed  are successful,  Account GIS will be affected to a lesser degree by adverse  overall market  price  movements  unrelated to the merits of specific  portfolio  equity securities  than  would  otherwise  be the  case.  Gains and  losses on  futures contracts employed as hedges for specific  securities will normally be offset by losses or gains, respectively, on the hedged security.

FUTURES MARKETS AND REGULATIONS

When a futures contract is purchased, Account GIS will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.
Account GIS will incur brokerage fees in connection with its futures transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

Positions taken in the futures markets are not normally held to maturity, but instead are liquidated through offsetting transactions which may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index futures contract and the same delivery date. If the offsetting purchase price is less than the original sale price, Account GIS realizes a gain; if it is more, Account GIS realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, Account GIS realizes a gain; if less, a loss. While futures positions taken by Account GIS will usually be liquidated in this manner, Account GIS may instead make or take delivery of the underlying securities whenever it appears economically advantageous for them to do so. In determining gain or loss, transaction costs must also be taken into account.
There can be no assurance that Account GIS will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

A clearing corporation associated with the exchange on which futures are traded guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

All stock index futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). Stock index futures are currently traded on the Exchange and the Chicago Mercantile
Exchange.

The investment adviser does not believe Account GIS to be a "commodity pool" as defined under the Commodity Exchange Act. Account GIS will only enter into futures contracts for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and interpretations, and subject to the requirements of the SEC. Account GIS will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent (5%) of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts which it has entered into.
Account GIS will further seek to assure that fluctuations in the price of any futures contracts that it uses for hedging purposes will be substantially related to fluctuations in the price of the securities which it holds or which it expects to purchase, although there can be no assurance that the expected result will be achieved.

As evidence of its hedging intent, Account GIS expects that on seventy-five percent (75%) or more of the occasions on which it purchases a long futures contract, it will effect the purchase of securities in the cash market or take delivery at the close of a futures position. In particular cases, however, when it is economically advantageous, a long futures position may be terminated without the corresponding purchase of securities.

SPECIAL RISKS

While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while Account GIS may benefit from the use of such futures, unanticipated changes in stock price movements may result in a poorer overall performance for Account GIS than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position

                                       6

which is intended to be protected, the desired protection may not be obtained and Account GIS may be exposed to risk of loss. The investment adviser will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in its judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged.

In addition to the possibility that there may be a less than perfect correlation between movements in the futures contracts and securities in the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security due to certain market distortions. First, rather than meeting variation margin deposit requirements should a futures contract value move adversely, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, since margin requirements in the futures market are less onerous than in the securities market, the futures market may attract more speculators than the securities market. Increased participation by speculators may cause temporary price distortions. Due to the possibility of such price distortion, and also because of the imperfect correlation discussed above, even a correct forecast of general market trends by the investment adviser may not result in a successful hedging transaction in the futures market over a short time period. However, as is noted above, the use of financial futures by Account GIS is intended primarily to limit transaction and borrowing costs. At no time will Account GIS use financial futures for speculative purposes.

Successful use of futures contracts for hedging purposes is also subject to the investment adviser's ability to predict correctly movements in the direction of the market. However, the investment adviser believes that over time the value of
Account GIS's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged.

MONEY MARKET INSTRUMENTS

Money market securities are instruments with remaining maturities of one year or less, such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes), and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the
Federal Reserve System or the Federal Deposit Insurance Corporation).

Account GIS will not acquire time deposits or obligations issued by the
International Bank for Reconstruction and Development, the Asian Development
Bank or the Inter- American Development Bank. Additionally, Account GIS does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days,

                                       7

most  acceptances  have maturities of six months or less.  Bankers'  acceptances acquired  by  Account  GIS must have been  accepted  by U.S.  commercial  banks, including foreign branches of U.S.  commercial  banks,  having total deposits at the time of  purchase  in  excess of $1  billion,  and must be  payable  in U.S.
dollars.

COMMERCIAL PAPER RATINGS

Investments in commercial paper are limited to those rated A-1 by Standard &
Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. Commercial
paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) the issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; (3)
the issuer has access to at least two additional channels of borrowing; (4)
basic earnings and cash flow have an upward trend with allowances made for unusual circumstances; and (5) the issuer's industry is typically well established and the issuer has a strong position within the industry.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's.
Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluating the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7)
financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. The relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

MASTER DEMAND NOTES

Master demand notes are unsecured obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the lender (issuer) and the borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. An Account has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by a separate account must permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice) or to resell the note at any time to a third party. Master demand notes may have maturities of more than one year, provided they specify that (i) the account be entitled to payment of principal and accrued interest upon not more than seven days notice, and (ii) the rate of interest on such notes be adjusted automatically at periodic intervals which normally will not exceed 31 days, but which may extend up to one year. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the investment adviser considers earning power, cash flow, and other liquidity ratios of the borrower to pay principal and interest on demand. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a separate account may invest in them only if at the time of an investment the issuer meets the criteria set forth above for commercial paper. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

UNITED STATES GOVERNMENT SECURITIES

Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration,
Farmers Home Administration, Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage Association, General
Services Administration, Central Bank for Cooperatives,

                                       8

Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate
Credit Banks, Federal Land Banks, Maritime Administration,  The Tennessee Valley
Authority,  District of Columbia  Armory  Board and  Federal  National  Mortgage
Association.

Some obligations of United States Government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States;
others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States
Government is not obligated by law to provide support to an instrumentality it sponsors, Account GIS will invest in the securities issued by such an instrumentality only when the investment advisers determine that the credit risk with respect to the instrumentality does not make the securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian
Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE AGREEMENTS

Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the Advisor's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102%
of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

In executing a repurchase agreement, a portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of
"book-entry" securities, segregation in the counterparty's account at the
Federal Reserve for the benefit of the Portfolio is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Portfolio would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

                                       9

                   INVESTMENT MANAGEMENT AND ADVISORY SERVICES

The investments and administration of Account GIS are under the direction of the
Board of Managers. Subject to the authority of the Board of Managers, Travelers
Asset Management International Company LLC (TAMIC) furnishes investment management and advisory services to Account GIS according to the terms of a written Investment Advisory Agreement. The agreement effective May 1, 1998 between Account GIS and TAMIC was approved by a vote of the Variable Annuity
Contract Owners at their meeting held on April 27, 1998. Under the agreement,
TAMIC is paid an amount equivalent, on an annual basis, to a maximum of 0.65% of the average daily net assets of Account GIS, grading down to 0.40%. The fee is computed daily and paid monthly.

The agreement will continue in effect as described below in (3), as required by the 1940 Act. The agreement:

1.   provides that for investment management and advisory services,  the Company will pay TAMIC,  on an annual  basis,  an advisory fee based on the current value of the assets of Account GIS (see  "Advisory  and  Subadvisory  Fees"
     below);

2.   may not be terminated by TAMIC without prior  approval of a new  investment advisory  agreement by those casting a majority of the votes entitled to be cast and will be subject to termination without the payment of any penalty, upon sixty days written notice,  by the Board of Managers of the Account or by vote of those casting a majority of the votes entitled to be cast;

3.   will  continue  in effect for a period more than two years from the date of its execution,  only so long as its continuance is specifically approved at least  annually by a vote of a majority of the Board of  Managers,  or by a vote of a majority of the outstanding  voting securities of Account GIS. In addition,  and in either event, the terms of the agreement must be approved annually  by a vote of a  majority  of the  Board of  Managers  who are not parties  to  the  agreement  or  interested  persons  of any  party  to the agreement, cast in person, at a meeting called for the purpose of voting on such  approval  and at which the Board of Managers has been  furnished  the information  that is  reasonably  necessary  to  evaluate  the terms of the agreement; and

4.   will automatically terminate upon assignment.

The Travelers Investment Management Company (TIMCO) serves as subadviser to
Account GIS, pursuant to a written agreement dated May 1, 1998 with TAMIC, which was approved by a vote of the Variable Annuity Contract Owners at their meeting held on April 27, 1998. TAMIC pays TIMCO an amount equivalent on an annual basis to a maximum of 0.45% of the aggregate of the average daily net assets of
Account GIS, grading down to 0.20%.

ADVISORY AND SUBADVISORY FEES

The total advisory fee paid to TAMIC for the years ended December 31, 1999, 2000 and 2001 were $5,840,016, $5,961,627, and $4,526,872, respectively. The subadvisory fees paid to TIMCO for the years ended December 31, 1999, 2000 and
2001 were $3,895,005, $3,955,815, and $3,207,117, respectively.

                                      TAMIC

TAMIC, an indirect wholly owned subadvisory of Citigroup Inc., is located at One
Tower Square, Hartford, Connecticut 06183. In addition to providing investment management and advisory services to Account GIS, TAMIC acts as investment adviser for other investment companies which serve as the funding media for certain variable annuity and variable life insurance contracts offered by The
Travelers Insurance Company and its affiliates. TAMIC also acts as investment adviser for individual and pooled pension and profit-sharing accounts, for offshore insurance companies affiliated with The Travelers Insurance Company, and for non-affiliated insurance companies, both domestic and offshore.

                                       10

Investment advice and management for TAMIC's clients are furnished in accordance with their respective investment objectives and policies and investment decisions for the Accounts will be made independently from those of any other accounts managed by TAMIC. However, securities owned by Accounts GIS and QB may also be owned by other clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore, it may develop that a particular security is bought or sold for only some clients even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as Accounts GIS and QB are concerned. In other cases, however, it is believed that the ability of Account QB to participate in volume transactions will produce better executions for the account.

                                      TIMCO

TIMCO, an indirect wholly owned subsidiary of Citigroup Inc., is located at One
Tower Square, Hartford, Connecticut 06183. In addition to providing subadvisory services to Account GIS, TIMCO acts as investment adviser (or subadviser) for other investment companies which serve as the funding media for certain variable annuity and variable life insurance contracts offered by The Travelers Insurance
Company and its affiliates. TIMCO acts as investment adviser for individual and pooled pension and profit-sharing accounts and for affiliated companies of The
Travelers Insurance Company.

Investment decisions for Account GIS will be made independently from those of any other accounts managed by TIMCO. If, however, accounts managed by TIMCO are simultaneously engaged in the purchase of the same security, then available securities may be allocated to each account and may be averaged as to price in whatever manner TIMCO deems to be fair. In some cases, this system might adversely affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

Subject to approval of the Board of Managers, and in accordance with the
Investment Advisory Agreement, TIMCO will place purchase and sale orders for the portfolio securities of Account GIS through brokerage firms which it may select from time to time with the objective of seeking the best execution by responsible brokerage firms at reasonably competitive rates. To the extent consistent with this policy, certain brokerage transactions may be placed with firms which provide brokerage and research services to TIMCO, and such transactions may be paid for at higher rates than other firms would charge. The term "brokerage and research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities;
the availability of securities for purchasers or sellers of securities;
furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and
effecting securities transactions and performing functions incidental thereto
(such as clearance and settlement). These brokerage and research services may be utilized in providing investment advice to Account GIS and may also be utilized in providing investment advice and management to all accounts over which TIMCO exercises investment discretion, but not all of such services will necessarily be utilized in providing investment advice to all accounts. This practice may be expected to result in greater cost to the Accounts than might otherwise be the case if brokers whose charges were based on execution alone were used for such transactions. TIMCO believes that brokers' research services are very important in providing investment advice to the Accounts but is unable to give the services a dollar value. While research services are not expected to reduce the expenses of TIMCO, TIMCO will, through the use of these services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

Transactions in the over-the-counter market are placed with the principal market makers unless better price and execution may be obtained otherwise. Brokerage fees will be incurred in connection with futures transactions, and Account GIS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

                                       11

The overall reasonableness of brokerage commissions paid is evaluated by personnel of TIMCO responsible for trading and for managing Account GIS's portfolio by comparing brokerage firms utilized by TIMCO and other firms with respect to the following factors: the prices paid or received in securities transactions, speed of execution and settlement, size and difficulty of the brokerage transactions, the financial soundness of the firms, and the quality, timeliness and quantity of research information and reports.

The total brokerage commissions paid by Account GIS for the fiscal years ending
December 31, 1999, 2000, and 2001 were $970,607, $1,113,445, and $835,455, respectively. For the fiscal year ended December 31, 2001, portfolio transactions in the amount of $433,444,723 were directed to certain brokers because of research services, of which $594,835 was paid in commissions with respect to such transactions. No formula was used in placing such transactions and no specific amount of transactions was allocated for research services. For the year ended December 31, 2001 no broker commissions were paid to an affiliated broker.

                               VALUATION OF ASSETS

The value of the assets of each Separate Account is determined on each Valuation
Date as of the close of the Exchange. If the Exchange is not open for trading on any such day, then such computation shall be made as of the normal close of the
Exchange. It is expected that the Exchange will be closed on Saturdays and
Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr.
Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the Valuation
Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation
Date or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are valued by management at prices which it deems in good faith to be fair.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

                                       12

                              THE BOARD OF MANAGERS

The investments and administration of Account GIS are under the direction of the
Board of Managers, listed below. Members of the Board of Managers are elected annually by those Contract Owners participating in the Separate Account. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

  NAME AND POSITION
    WITH THE FUND                                         PRINCIPAL OCCUPATION DURING LAST FIVE YEARS

*Heath B. McLendon                  Managing Director (1993-present), Salomon Smith Barney, Inc. ("Salomon Smith Barney");
  Chairman to the Board             President and Director (1994-present), Smith Barney Fund Management LLC (f/k/a/ SSB Citi Fund
  Managers                          Management LLC. Director and President (1996-present), Travelers Investment Adviser, Inc.;
  125 Broad Street                  Chairman and Director of fifty-nine investment companies associated with Salomon Smith Barney;
  New York, NY                      Trustee (1999) of seven Trusts of Citifunds' family of Trusts; Trustee, Drew University;
  Age 68                            Advisory Director, M&T Bank; Chairman, Board of Managers (1995-present), six Variable Annuity
                                    Separate Accounts of The Travelers Insurance Company+; Chairman, Board of Trustees, five Mutual
                                    Funds sponsored by The Travelers Insurance Company++; prior to July 1993, Senior Executive Vice
                                    President of Shearson Lehman Brothers Inc.

  Knight Edwards                    Of Counsel (1988-present), Partner (1956-1988), Edwards & Angell, Attorneys; Member, Advisory
  Board of Managers                 Board (1973-1994), thirty-one mutual funds sponsored by Keystone Group, Inc.; Member, Board of
  154 Arlington Avenue              Managers (1969-present), six Variable Annuity Separate Accounts of The Travelers Insurance
  Providence, RI                    Company+; Trustee (1990-present), five Mutual Funds sponsored by The Travelers Insurance
  Age 78                            Company.++

  Robert E. McGill, III             Retired manufacturing executive.  Director (1983-1995), Executive Vice President (1989-1994)
  Board of Managers                 and Senior Vice President, Finance and Administration (1983-1989), The Dexter Corporation
  295 Hancock Street                (manufacturer of specialty chemicals and materials); Vice Chairman (1990-1992), Director
  Williamstown, MA                  (1983-1995), Life Technologies, Inc. (life science/biotechnology products); Director,
  Age 70                            (1994-1999), The Connecticut Surety Corporation (insurance); Director (1995-2000), Chemfab
                                    Corporation (specialty materials manufacturer); Director (1999-2001), Ravenwood Winery,
                                    Inc.; Director (1999-present), Lydall Inc. (manufacturer of fiber materials); Member, Board of Managers (1974-present), six Variable Annuity Separate Accounts of The Travelers
                                    Insurance Company+; Trustee (1990-present), five Mutual Funds sponsored by The Travelers
                                    Insurance Company.++

  Lewis Mandell                     Professor of Finance and Managerial Economics, University at Buffalo since 1998. Dean, School
  Board of Managers                 of Management (1998-2001), University at Buffalo; Dean, College of Business Administration
  160 Jacobs Hall                   (1995-1998), Marquette University; Professor of Finance (1980-1995) and Associate Dean
  Buffalo, NY                       (1993-1995), School of Business Administration, and Director, Center for Research and
  Age 59                            Development in Financial Services (1980-1995), University of Connecticut; Director
                                    (2000-present), Delaware North Corp. (hospitality business); Member, Board of Managers
                                    (1990-present), six Variable Annuity Separate Accounts of The Travelers Insurance Company+;
                                    Trustee (1990-present), five Mutual Funds sponsored by The Travelers Insurance Company.++

  Frances M. Hawk,                  Private Investor, (1997-present); Portfolio Manager (1992-1997, HLM Management Company, Inc.
  CFA, CFP                          (investment management); Assistant Treasurer, Pensions and Benefits. Management (1989-1992),
  Board of Managers                 United Technologies Corporation (broad-based designer and manufacturer of high technology
  108 Oxford Hill Lane              products); Member, Board of Managers (1991-present), six Variable Annuity Separate Accounts of
  Downingtown, PA                   The Travelers Insurance Company+; Trustee (1991-present), five Mutual Funds sponsored by The
  Age 54                            Travelers Insurance Company.++

                                       13

  Ernest J. Wright                   Vice President and Secretary (1996-present), Assistant Secretary (1994-1996), Counsel
  Secretary to the Board             (1987-present), The Travelers Insurance Company; Secretary (1994-present), six Variable
  One Tower Square                   Annuity Separate Accounts of The Travelers Insurance Company+; Secretary (1994-present), five
  Hartford, Connecticut              Mutual Funds sponsored by The Travelers Insurance Company.++
  Age 61

  Kathleen A. McGah                  Deputy General Counsel (1999 - present); Assistant Secretary (1995-present), The Travelers
  Assistant Secretary to             Insurance Company; Assistant Secretary (1995-present), six Variable Annuity Separate Accounts
  The Board                          of The Travelers Insurance Company+; Assistant Secretary, (1995-present), five Mutual Funds
  One Tower Square                   sponsored by The Travelers Insurance Company.++ Prior to January 1995, Counsel, ITT Hartford
  Hartford, Connecticut              Life Insurance Company.
  Age 51

  David A. Golino                    Vice President and Controller (1999-present), Second Vice President (1996-1999), TheTravelers
  Principal Accounting Officer       Insurance Company; Principal Accounting Officer (1998-present), six Variable Annuity Separate
  to the Board                       Accounts of The Travelers Insurance Company.+  Prior to May 1996, Senior Manager (1985-1996),
  One Tower Square                   Deloitte & Touche LLP.
  Hartford, Connecticut
  Age 40

+    These six Variable Annuity Separate  Accounts are: The Travelers Growth and
     Income Stock Account for Variable  Annuities,  The  Travelers  Quality Bond
     Account for Variable  Annuities,  The  Travelers  Money Market  Account for
     Variable Annuities, The Travelers Timed Growth and Income Stock Account for
     Variable  Annuities,  The  Travelers  Timed  Short-Term  Bond  Account  for
     Variable  Annuities and The Travelers  Timed  Aggressive  Stock Account for
     Variable Annuities.

++   These five  Mutual  Funds are:  Capital  Appreciation  Fund,  Money  Market
     Portfolio,  High Yield Bond Trust,  Managed  Assets Trust and The Travelers
     Series Trust.

*    Mr.  McLendon is an "interested  person" within the meaning of the 1940 Act by virtue of his  position as Managing  Director  of Salomon  Smith  Barney
     Inc., an indirect  wholly owned  subsidiary of Citigroup Inc. and also owns shares and options to  purchase  shares of  Citigroup  Inc.,  the  indirect parent of The Travelers Insurance Company.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Audit Review Committee reviews the scope and results of the Fund's annual audits with the Fund's independent accountants and recommends the engagement of the accountants. For the year ended
December 31, 2001, the members of the Nominating and Audit Committees were
Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances M. Hawk.
Trustees do not receive any additional compensation for their committee services.

Members of the Board of Managers who are also officers or employees of Citigroup
Inc. or its subsidiaries are not entitled to any fee. Members of the Board of
Managers who are not affiliated as employees of Citigroup Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the six Variable Annuity Separate Accounts established by The Travelers
Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance
Company. They also receive an aggregate fee of $2,500 for each meeting of such
Boards attended. Board members with 10 years of service may agree to provide services as emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees if attended.

                                       14

The Company is responsible for payment of the fees and expenses of the Board of
Managers, and the expenses of audit of the Separate Accounts, as well as other expenses for services related to the operations of the accounts, for which it deducts certain amounts from purchase payments and from the accounts.

                             ADMINISTRATIVE SERVICES

Under the terms of an Administrative Services Agreement and Agreement to Provide
Guarantees (formerly the Distribution and Management Agreement), the Company
provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with
Account GIS and assumes the risk of minimum death benefits, as applicable. The
Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying Account GIS and the variable annuity contracts with regulatory authorities; the costs of proxy solicitation; all custodian, accountants' and legal fees; and all compensation paid to the unaffiliated members of the Board of Managers. The Company also provides without cost to Account GIS all necessary office space, facilities, and personnel to manage its affairs.

The Company received $12,365,601, $12,920,316, and $9,585,953 from account GIS during the fiscal years ended December 31, 1999, 2000, and 2001, respectively, for services provided under the Administrative Services Agreement and Agreement to Provide Guarantees.

                              SECURITIES CUSTODIAN

Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York, is the
custodian of the portfolio securities and similar investments of Account GIS.

                             INDEPENDENT ACCOUNTANTS

KPMG  LLP,  One  Financial  Plaza,  Hartford,  CT  06103  has been  selected  as independent auditors to examine and report on the fund's financial statements.

Financial  statements as of December 31, 2001,  and for the years ended December
31, 2001 and 2000, of Accounts GIS, QB, MM, TGIS, TSB, and TAS,  included in the
Annual  Reports  (for each),  have been  incorporated  by reference  herein,  in reliance on the reports of KPMG LLP,  independent  certified public accountants, given on the authority of that firm as experts in accounting and auditing. These financial  statements  include prior period  amounts which were audited by other independent accountants.

The consolidated  financial  statements and schedules of The Travelers Insurance
Company and  subsidiaries  as of December 31, 2001 and 2000, and for each of the years in the  three-year  period  ended  December 31,  2001,  and the  financial statements  of The  Travelers  Fund U for Variable  Annuities as of December 31,
2001 and for the years ended December 31, 2001 and 2000,  included herein,  have been  included  herein in  reliance  upon the  reports of KPMG LLP,  independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit reports  covering the December  31, 2001  financial  statements  and  schedules  of The  Travelers
Insurance Company and subsidiaries refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       16

                        GROUP VARIABLE ANNUITY CONTRACTS

                                    Issued By

                         THE TRAVELERS INSURANCE COMPANY

                       Pension and Profit-Sharing Programs
                              Section 403(b) Plans

L-11161S                                                        TIC  Ed. 5-2002
                                                              Printed in U.S.A.

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
--------------------------------------------------------------------------------

                        GROUP VARIABLE ANNUITY CONTRACTS
                    ISSUED BY THE TRAVELERS INSURANCE COMPANY
                     FOR FUNDING QUALIFIED RETIREMENT PLANS
                    UNDER PENSION AND PROFIT-SHARING PROGRAMS

                                   May 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2002. A copy of the Prospectus may be obtained by writing to The Travelers Insurance
Company (the "Company"), Annuity Services, One Tower Square, Hartford,
Connecticut 06183-5030, or by calling 800-842-9368 or by accessing the
Securities and Exchange Commission's website at http://www.sec.gov.

Description Of Certain Types Of Investments And Investment

Financial Statements .......................................................

                                       1

             DESCRIPTION OF THE TRAVELERS AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam,
the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc., a financial services holding company.
The Company's Home Office is located at One Tower Square, Hartford, Connecticut
06183.

THE SEPARATE ACCOUNTS

Each of the Separate Accounts which serve as the funding vehicles for the
Variable Annuity contracts described in this Statement of Additional Information meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of each of the Separate
Accounts are subject to the provisions of Section 38a-433 of the Connecticut
General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. The Section contains no restrictions on investments of the Separate Accounts, and the Commissioner has adopted no regulations under the Section that affect the Separate Accounts.

The Travelers Growth and Income Stock Account for Variable Annuities (Account
GIS) was established on September 22, 1967, and The Travelers Quality Bond
Account for Variable Annuities (Account QB) was established on July 29, 1974.
Each of the Separate Accounts, although an integral part of the Company, is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment Company under the 1940 Act. The assets of
Accounts GIS and QB are invested directly in securities (such as stocks, bonds or money market instruments) which are compatible with the stated investment policies of each account.

Purchase Payments may be allocated to either of the Separate Accounts. The
Company may make additions to or deletions from the investment alternatives available under the Contract, as permitted by law. The investment objectives of each of the Separate Accounts are as follows:

ACCOUNT GIS:   The primary objective of Account GIS is long-term accumulation of principal through capital appreciation and retention of net investment income. The assets of Account GIS will normally be invested in a portfolio of common stocks spread over industries and companies.

ACCOUNT QB:    The primary objective of Account QB is current income, moderate capital volatility and total return. Assets of Account QB will be invested in short-term to intermediate-term bonds or other debt securities with a market value-weighted average maturity of five years or less.

                       INVESTMENT OBJECTIVES AND POLICIES

Each Separate Account has a different investment objective and different investment policies, and each Separate Account has certain fundamental investment restrictions, all of which are set forth below. Neither the investment objective nor the fundamental investment restrictions can be changed without a vote of a majority of the outstanding voting securities of the
Accounts, as defined in the 1940 Act. Additionally, in accomplishing their respective investment objectives, each Account uses certain types of investments and investment techniques which are discussed under "Investments and Investment
Techniques."

The percentage restrictions (for either fundamental investment policies or investment restrictions) are interpreted such that if they are adhered to at the time of investment, a later increase in a percentage beyond the specified limit resulting from a change in the values of portfolio securities or in the amount of net assets shall not be considered a violation. It must be recognized that there are risks inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.

                                       2

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT OBJECTIVE

The basic investment objective of Account GIS is the selection of investments from the point of view of an investor concerned primarily with long-term accumulation of principal through capital appreciation and retention of net investment income. This principal objective does not preclude the realization of short-term gains when conditions would suggest the long-term goal is accomplished by such short-term transactions. The assets of Account GIS will primarily be invested in a portfolio of equity securities, mainly common stocks, spread over industries and companies. However, when it is determined that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, investments may also be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States Government securities. These investments generally would not have a prospect of long-term appreciation. Investments in other than equity securities are temporary for defensive purposes. Such investments may or may not be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock.

Account GIS may use exchange-traded financial futures contracts as a hedge to protect against changes in stock prices. The use of stock index futures by
Account GIS is intended primarily to limit transaction and borrowing costs.
Account GIS expects that risk management transactions involving futures contracts will not impact more than thirty percent (30%) of Account GIS's assets at any one time. Account GIS may also write covered call options on securities which it owns, and may purchase index or individual equity call or put options.

Effective  July 31, 2002,  the Account will normally  invest at least 80% of its assets in equity securities ("80% investment  policy").  The Account will notify shareholders at least 60 days prior to changing its 80% investment policy.

INVESTMENT RESTRICTIONS

The investment restrictions for Account GIS set forth in items 1 through 9 are fundamental and may not be changed without a vote of a majority of the outstanding voting securities, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers.

1.   Not more than 5% of the assets of the Account will be invested in the securities of any one issuer, except obligations of the United States
     Government and its instrumentalities.

2.   Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that such borrowings will not exceed 5% of the value of the assets of the Account and that immediately after the borrowing, and at all times thereafter, and while any such borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account.

3.   Securities of other issuers will not be underwritten, except that the
     Account could be deemed an underwriter when engaged in the sale of restricted securities. (See item 13.)

4.   Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

5.   No purchase of commodities or commodity contracts will be made, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes, as discussed above.

6.   Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors. (See item 13.)

7.   Investments will not be made in the securities of a company for the purpose of exercising management or control.

8.   Not more than 10% of the voting securities of any one issuer will be acquired. (It is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer.)

9.   Senior securities will not be issued.

10.  Short sales of securities will not be made.

                                       3

11.  Purchases will not be made on margin, except for short-term credits which are necessary for the clearance of transactions, and for the placement of not more than 5% of its net asset value in total margin deposits for positions in futures contracts.

12.  The Account will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

13.  Not more than 5% of the value of the assets of the Account may be invested in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

Changes in the investments of Account GIS may be made from time to time to take into account changes in the outlook for particular industries or companies.
Account GIS's investments will not, however, be concentrated in any one industry; that is, no more than twenty-five percent (25%) of the value of its assets will be invested in any one industry. While Account GIS may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than ten percent (10%) of its investment portfolio.

The assets of Account GIS will be kept fully invested, except that (a)
sufficient cash may be kept on hand to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with their respective investment policies.

PORTFOLIO TURNOVER

Although Account GIS intends to purchase securities for long-term appreciation of capital and income, and does not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A higher turnover rate should not be interpreted as indicating a variation from the stated
investment policy of seeking long-term accumulation of capital, and will normally increase the brokerage costs of Account GIS. However, negotiated fees and the use of futures contracts will help to reduce brokerage costs. While there is no restriction on portfolio turnover, Account GIS expects to have a moderate to high level of portfolio turnover in the range of 150% to 300%. The portfolio turnover rate for Account GIS for the years ended December 31, 1999,
2000 and 2001 was 47%, 52%, and 32%, respectively.

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT OBJECTIVE

The basic investment objective of Account QB is the selection of investments from the point of view of an investor concerned primarily with current income, moderate capital volatility and total return. The Account normally invests at least 80% of its assets in investment-grade bonds and debt securities ("80%
investment policy"). Investment-grade bonds and debt securities are those rated within the three highest categories by Standard & Poors Ratings Group, Moody's
Investors Service, Inc., or any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the adviser. The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy.

It is contemplated that the assets of Account QB will be invested in money market obligations, including, but not limited to, Treasury bills, repurchase agreements, commercial paper, bank certificates of deposit and bankers'
acceptances, and in publicly traded debt securities, including bonds, notes, debentures, equipment trust certificates and short-term instruments. These securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or different issuer, or participations based on revenues, sales or profits. It is currently anticipated that the market value-weighted average maturity of the portfolio will not exceed five years. (In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average maturity.)
Investments in longer term obligations may be made if the Board of Managers concludes that the investment yields justify a longer term commitment.

Account QB may purchase and sell futures contracts on debt securities ("interest rate futures") to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account QB's securities.

                                       4

The portfolio will be actively managed and Account QB may sell investments prior to maturity to the extent that his action is considered advantageous in light of factors such as market conditions or brokerage costs. While the investments of
Account QB are generally not listed securities, there are firms which make markets in the type of debt instruments which Account QB holds. No problems of salability are anticipated with regard to the investments of Account QB.

The Board of Managers will weigh considerations of risks, yield and ratings in implementing Account QB's fundamental investment policies. There are no specific criteria with regard to quality or ratings of the investments of Account QB, but it is anticipated that they will be of investment grade or its equivalent as determined in good faith by the Board of Managers. There may or may not be more risk in investing in debt instruments where there are no specific criteria with regard to quality or ratings of the investments.

INVESTMENT RESTRICTIONS

The investment restrictions set forth in items 1 through 9 below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account QB, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account QB.

1.   Not more than 15% of the value of the assets of Account QB will be invested in the securities of any one issuer, except obligations of the United
     States Government and its instrumentalities, for which there is no limit.

2.   Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that these borrowings will not exceed 5% of the value of the assets of Account QB and that immediately after the borrowing, and at all times thereafter, and while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of Account QB.

3.   Securities of other issuers will not be underwritten, except that Account
     QB could be deemed to be an underwriter when engaged in the sale of restricted securities.

4.   Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

5.   No purchase of commodities or commodity contracts will be made, except transactions involving financial futures used as a hedge against unanticipated changes in prevailing levels of interest rates.

6.   Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures and other evidences of indebtedness of a type customarily purchased by institutional investors.

7.   Investments will not be made in the securities of a company for the purpose of exercising management or control.

8.   Not more than 10% of the voting securities of any one issuer will be acquired.

9.   Senior securities will not be issued.

10.  Short sales of securities will not be made.

11.  Purchases will not be made on margin, except for any short- term credits that are necessary for the clearance of transactions and to place up to 5%
     of the value of its net assets in total margin deposits for positions in futures contracts.

12.  Account QB will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

13.  The average period of maturity (or in the case of mortgage-backed securities, the estimated average life of cash flows) of all fixed interest debt instruments held by Account QB will not exceed five years.

                                       5

The investments of Account QB will not be concentrated in any one industry; that is, no more than twenty-five percent (25%) of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.

PORTFOLIO TURNOVER

Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account QB to the same extent as high turnover in a separate account which invests primarily in common stock. The portfolio turnover rate for Account QB for the years ended
December 31, 1999, 2000 and 2001 was 340%, 105% and 166%, respectively.

      DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES
                       AVAILABLE TO THE SEPARATE ACCOUNTS

WRITING COVERED CALL OPTIONS

Account GIS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. These call options generally will be short-term contracts with a duration of nine months or less.

Account GIS will write only "covered" call options, that is, it will own the underlying securities which are acceptable for escrow when it writes the call option and until the obligation to sell the underlying security is extinguished by exercise or expiration of the call option, or until a call option covering the same underlying security and having the same exercise price and expiration date is purchased. Account GIS will receive a premium for writing a call option, but gives up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. Account
GIS will retain the risk of loss from a decrease in the price of the underlying security. Writing covered call options is a conservative investment technique which is believed to involve relatively little risk, but which is capable of enhancing an account's total returns.

The premium received for writing a covered call option will be recorded as a liability in the Account's Statement of Assets and Liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the close of the New York Stock Exchange, or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon exercise of the option.

The Options Clearing Corporation is the issuer of, and the obligor on, the covered call options written by Account GIS. In order to secure an obligation to deliver to the Options Clearing Corporation the underlying security of a covered call option written by Account GIS, the Account will be required to make escrow arrangements.

In instances where Account GIS believes it is appropriate to close a covered call option, it can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. Account GIS may also, under certain circumstances, be able to transfer a previously written call option.

A previously written call option can be closed out by purchasing an identical call option only on a national securities exchange which provides a secondary market in the call option. There is no assurance that a liquid secondary market will exist for a particular call option at such time. If Account GIS cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

If a substantial number of the call options are exercised, the Account's rate of portfolio turnover may exceed historical levels. This would result in higher brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

                                       6

BUYING PUT AND CALL OPTIONS

Account GIS may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve contract owners' capital when market conditions warrant. Account GIS may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities, eligible for purchase by Account GIS, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months. Account GIS will pay a premium in exchange for the right to purchase (call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the options contract. In either case, Account GIS's risk is limited to the option premium paid.

Account GIS may sell the put and call options prior to their expiration and realize a gain or loss thereby. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

Put and call options will be employed for bona fide hedging purposes only.
Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated.
In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

FUTURES CONTRACTS

STOCK INDEX FUTURES

Account GIS will invest in stock index futures. A stock index futures contract provides for one party to take and the other to make delivery of an amount of cash over the hedging period equal to a specified amount times the difference between a stock index value at the close of the last trading day of the contract or the selling price and the price at which the futures contract is originally struck. The stock index assigns relative values to the common stocks included in the index and reflects overall price trends in the designated market for equity securities. Therefore, price changes in a stock index futures contract reflect changes in the specified index of equity securities on which the futures contract is based. Stock index futures may also be used, to a limited extent, to hedge specific common stocks with respect to market (systematic) risk (involving the market's assessment of overall economic prospects) as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short"
position in stock index futures, Account GIS may seek to protect the value of its equity securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, Account
GIS can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. Account GIS will not be a hedging fund; however, to the extent that any hedging strategies actually employed are successful, Account GIS will be affected to a lesser degree by adverse overall market price movements unrelated to the merits of specific portfolio equity securities than would otherwise be the case. Gains and losses on futures contracts employed as hedges for specific securities will normally be offset by losses or gains, respectively, on the hedged security.

                                       7

INTEREST RATE FUTURES

Account QB may purchase and sell futures contracts on debt securities ("interest rate futures") to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of an Account's debt securities.
An interest rate futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of debt securities having a standardized face value and rate of return.

By purchasing interest rate futures (assuming a "long" position), Account QB will be legally obligated to accept the future delivery of the underlying security and pay the agreed price. This would be done, for example, when Account
QB intends to purchase particular debt securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets.
If the anticipated rise in the price of the debt securities should occur (with its concurrent reduction in yield), the increased cost of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the securities purchase.

By selling interest rate futures held by it, or interest rate futures having characteristics similar to those held by it (assuming a "short" position),
Account QB will be legally obligated to make the future delivery of the security against payment of the agreed price. Such a position seeks to hedge against an anticipated rise in interest rates that would adversely affect the value of
Account QB's portfolio debt securities.

Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Board of Managers to reflect the fair value of the contract, in which case the positions will be valued at fair value determined in good faith by or under the direction of the
Board of Managers.

Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position.

FUTURES MARKETS AND REGULATIONS

When a futures contract is purchased, Accounts GIS and QB will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. The
Accounts will incur brokerage fees in connection with their futures transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

Positions taken in the futures markets are not normally held to maturity, but instead are liquidated through offsetting transactions which may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or interest rate futures contract and the same delivery date. If the offsetting purchase price is less than the original sale price, the Accounts realize a gain; if it is more, the Accounts realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Accounts realize a gain; if less, a loss.
While futures positions taken by the Accounts will usually be liquidated in this manner, the Accounts may instead make or take delivery of the underlying securities whenever it appears economically advantageous for them to do so. In determining gain or loss, transaction costs must also be taken into account.
There can be no assurance that the Accounts will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

A clearing corporation associated with the exchange on which futures are traded guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

All stock index and interest rate futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC").
Stock index futures are currently traded on the New York Futures Exchange and the Chicago Mercantile Exchange. Interest rate futures are actively traded on the Chicago Board of Trade and the International Monetary Market at the Chicago
Mercantile Exchange.

                                       8

The investment advisers do not believe any of the Accounts to be a "commodity pool" as defined under the Commodity Exchange Act. The Accounts will only enter into futures contracts for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and interpretations, and subject to the requirements of the SEC. The Accounts will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent
(5%) of the fair market value of their individual assets, after taking into account unrealized profits and unrealized losses on any such contracts which they have entered into. The Accounts will further seek to assure that fluctuations in the price of any futures contracts that they use for hedging purposes will be substantially related to fluctuations in the price of the securities which they hold or which they expect to purchase, although there can be no assurance that the expected result will be achieved.

As evidence of their hedging intent, the Accounts expect that on seventy-five percent (75%) or more of the occasions on which they purchase a long futures contract, they will effect the purchase of securities in the cash market or take delivery at the close of a futures position. In particular cases, however, when it is economically advantageous, a long futures position may be terminated without the corresponding purchase of securities.

SPECIAL RISKS

While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Accounts may benefit from the use of such futures, unanticipated changes in stock price movements or interest rates may result in a poorer overall performance for the
Account than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Accounts may be exposed to risk of loss. The investment advisers will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in their judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged.

In addition to the possibility that there may be a less than perfect correlation between movements in the futures contracts and securities in the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security due to certain market distortions. First, rather than meeting variation margin deposit requirements should a futures contract value move adversely, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, since margin requirements in the futures market are less onerous than in the securities market, the futures market may attract more speculators than the securities market. Increased participation by speculators may cause temporary price distortions. Due to the possibility of such price distortion, and also because of the imperfect correlation discussed above, even a correct forecast of general market trends by the investment advisers may not result in a successful hedging transaction in the futures market over a short time period. However, as is noted above, the use of financial futures by the Accounts is intended primarily to limit transaction and borrowing costs. At no time will the Accounts use financial futures for speculative purposes.

Successful use of futures contracts for hedging purposes is also subject to the investment advisers' ability to predict correctly movements in the direction of the market. However, the investment advisers believe that over time the value of the Accounts' portfolios will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged.

MONEY MARKET INSTRUMENTS

Money market securities are instruments with remaining maturities of one year or less, such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes), and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

                                       9

Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the
Federal Reserve System or the Federal Deposit Insurance Corporation).

The Accounts will not acquire time deposits or obligations issued by the
International Bank for Reconstruction and Development, the Asian Development
Bank or the Inter-American Development Bank. Additionally, the Accounts do not
currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
Bankers' acceptances acquired by the Accounts must have been accepted by U.S.
commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion, and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS

Investments in commercial paper are limited to those rated A-1 by Standard &
Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. Commercial
paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) the issuer's long- term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; (3)
the issuer has access to at least two additional channels of borrowing; (4)
basic earnings and cash flow have an upward trend with allowances made for unusual circumstances; and (5) the issuer's industry is typically well established and the issuer has a strong position within the industry.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's.
Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluating the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7)
financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. The relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

MASTER DEMAND NOTES

Master demand notes are unsecured obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the lender (issuer) and the borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. An Account has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by a separate account must permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice) or to resell the note at any time to a third party. Master demand notes may have maturities of more than one year, provided they specify that (i) the account be entitled to payment of principal and accrued interest upon not more than seven days notice, and (ii) the rate of interest on such notes be adjusted automatically at periodic intervals which normally will not exceed 31 days, but which may extend up to one year. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the

                                       10

investment adviser considers earning power, cash flow, and other liquidity ratios of the borrower to pay principal and interest on demand. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a separate account may invest in them only if at the time of an investment the issuer meets the criteria set forth above for commercial paper.
The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

UNITED STATES GOVERNMENT SECURITIES

Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration,
Farmers Home Administration, Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage Association, General
Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks,
Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal
Land Banks, Maritime Administration, The Tennessee Valley Authority, District of
Columbia Armory Board and Federal National Mortgage Association.

Some obligations of United States Government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States;
others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States
Government is not obligated by law to provide support to an instrumentality it sponsors, the Accounts will invest in the securities issued by such an instrumentality only when the investment advisers determine that the credit risk with respect to the instrumentality does not make the securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian
Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE AGREEMENTS

Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the Advisor's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102%
of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

In executing a repurchase agreement, a portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of
"book-entry" securities, segregation in the counterparty's account at the
Federal Reserve for the benefit of the Portfolio is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Portfolio would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

                                       11

                   INVESTMENT MANAGEMENT AND ADVISORY SERVICES

The investments and administration of the separate accounts are under the direction of the Board of Managers. Subject to the authority of the Board of
Managers, Travelers Asset Management International Company LLC ("TAMIC")
furnishes investment management and advisory services to Account GIS and QB, according to the terms of written Investment Advisory Agreements. The agreement effective May 1, 1998 between Account GIS and TAMIC was approved by a vote of the Variable Annuity Contract Owners at their meeting held on April 27, 1998.
Under the agreement, TAMIC is paid an amount equivalent, on an annual basis, to a maximum of 0.65% of the average daily net assets of Account GIS, grading down to 0.40%. The fee is computed daily and paid monthly.

The agreement between Account QB and TAMIC was approved by a vote of the
Variable Annuity Contract Owners at their meeting held on April 23, 1993. Under the agreement, TAMIC is paid an amount equivalent on an annual basis to 0.3233%
of the average daily net assets of Account QB. The fee is computed daily and paid monthly.

Each of these agreements will continue in effect as described below in (3), as required by the 1940 Act. Each of the agreements:

1.   provides that for investment management and advisory services, the Company will pay to TAMIC, an advisory fee based on the current value of the assets of the accounts for which TAMIC acts as investment adviser (see "Advisory and Subadvisory Fees" below:);

2.   may not be terminated by TAMIC without prior approval of a new investment advisory agreement by those casting a majority of the votes entitled to be cast and will be subject to termination without the payment of any penalty, upon sixty days written notice, by the Board of Managers or by a vote of those casting a majority of the votes entitled to be cast;

3.   will continue in effect for a period more than two years from the date of its execution, only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board of Managers, or by a vote of a majority of the outstanding voting securities of the Account. In addition, and in either event, the terms of the agreement must be approved annually by a vote of a majority of the Board of Managers who are not parties to, or interested persons of any party to, the agreement, cast in person, at a meeting called for the purpose of voting on the approval and at which the Board of Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreement;

4.   will automatically terminate upon assignment.

The Travelers Investment Management Company (TIMCO) serves as subadviser to
Account GIS, pursuant to a written agreement dated May 1, 1998 with TAMIC, which was approved by a vote of the Variable Annuity Contract Owners at their meeting held on April 27, 1998. TAMIC pays TIMCO an amount equivalent on an annual basis to a maximum of 0.45% of the aggregate of the average daily net assets of
Account GIS, grading down to 0.20%.

ADVISORY AND SUBADVISORY FEES

The total advisory fee paid to TAMIC for the years ended December 31, 1999,
2000, and 2001 were $5,840,016, $5,961,627, and $4,526,872, respectively. The subadvisory fees paid to TIMCO by TAMIC for the years ended December 31, 1999,
2000, and 2001 were $3,895,005, $3,955,815, and $3,207,117, respectively.

For the years ended December 31, 1999, 2000 and 2001 the advisory fees paid to
TAMIC for Account QB were $495,204, $407,112, and $415, 273, respectively.

                                       12

                                      TAMIC

TAMIC, an indirect wholly owned subsidiary of Citigroup Inc., is located at One
Tower Square, Hartford, Connecticut 06183. In addition to providing subadvisory services to Accounts GIS and QB, TAMIC acts as investment adviser for other investment companies which serve as the funding media for certain variable annuity and variable life insurance contracts offered by The Travelers Insurance
Company and its affiliates. TAMIC also acts as investment adviser for individual and pooled pension and profit-sharing accounts, for offshore insurance companies affiliated with The Travelers Insurance Company, and for non-affiliated insurance companies, both domestic and offshore.

Investment advice and management for TAMIC's clients are furnished in accordance with their respective investment objectives and policies and investment decisions for the Accounts will be made independently from those of any other accounts managed by TAMIC. However, securities owned by Accounts GIS and QB may also be owned by other clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore, it may develop that a particular security is bought or sold for only some clients even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as Accounts GIS and QB are concerned. In other cases, however, it is believed that the ability of Account QB to participate in volume transactions will produce better executions for the account.

BROKERAGE

Subject to approval of the Board of Managers, it is the policy of TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to Account QB, involving both price paid or received and any commissions and other cost paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory
Agreements. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among Account QB and other clients of TAMIC who may indirectly benefit from the availability of such information. Similarly, Account QB may indirectly benefit from information made available as a result of transactions for such clients.

Purchases and sales of bonds and money market instruments will usually be principal transactions and will normally be purchased directly from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from the underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, Account QB will deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees will be incurred in connection with futures transactions, and Account QB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

TAMIC may follow a policy of considering the sale of units of Account QB a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

The policy of TAMIC with respect to brokerage is and will be reviewed by the
Board of Managers periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

                                       13

There were no brokerage commissions paid by Account QB for the fiscal years ended December 31, 1998, 1999 and 2000. For the fiscal year ended December 31,
1999, no portfolio transactions were directed to certain brokers because of research services. No commissions were paid to broker dealers affiliated with
TAMIC.

                                      TIMCO

TIMCO, an indirect wholly owned subsidiary of Citigroup Inc., is located at One
Tower Square, Hartford, Connecticut 06183. In addition to providing subadvisory services to Account GIS, TIMCO acts as investment adviser (or subadviser) for other investment companies which serve as the funding media for certain variable annuity and variable life insurance contracts offered by The Travelers Insurance
Company and its affiliates. TIMCO also acts as investment adviser for individual and pooled pension and profit-sharing accounts and for affiliated companies of
The Travelers Insurance Company.

Investment decisions for Account GIS will be made independently from those of any other accounts managed by TIMCO. If, however, accounts managed by TIMCO are simultaneously engaged in the purchase of the same security, then available securities may be allocated to each account and may be averaged as to price in whatever manner TIMCO deems to be fair. In some cases, this system might adversely affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

Subject to approval of the Board of Managers, and in accordance with the
Investment Advisory Agreement, TIMCO will place purchase and sale orders for the portfolio securities of Account GIS through brokerage firms which it may select from time to time with the objective of seeking the best execution by responsible brokerage firms at reasonably competitive rates. To the extent consistent with this policy, certain brokerage transactions may be placed with firms which provide brokerage and research services to TIMCO, and such transactions may be paid for at higher rates than other firms would charge. The term "brokerage and research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities;
the availability of securities for purchasers or sellers of securities;
furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and
effecting securities transactions and performing functions incidental thereto
(such as clearance and settlement). These brokerage and research services may be utilized in providing investment advice to Account GIS and may also be utilized in providing investment advice and management to all accounts over which TIMCO exercises investment discretion, but not all of such services will necessarily be utilized in providing investment advice to all accounts. This practice may be expected to result in greater cost to the Accounts than might otherwise be the case if brokers whose charges were based on execution alone were used for such transactions. TIMCO believes that brokers' research services are very important in providing investment advice to the Accounts but is unable to give the services a dollar value. While research services are not expected to reduce the expenses of TIMCO, TIMCO will, through the use of these services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

Transactions in the over-the-counter market are placed with the principal market makers unless better price and execution may be obtained otherwise. Brokerage fees will be incurred in connection with futures transactions, and Account GIS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

The overall reasonableness of brokerage commissions paid is evaluated by personnel of TIMCO responsible for trading and for managing Account GIS's portfolio by comparing brokerage firms utilized by TIMCO and other firms with respect to the following factors: the prices paid or received in securities transactions, speed of execution and settlement, size and difficulty of the brokerage transactions, the financial soundness of the firms, and the quality, timeliness and quantity of research information and reports.

The total brokerage commissions paid by Account GIS for the fiscal years ending
December 31, 1999, 2000, and 2001 were $970,607, $1,113,445, and $835,455, respectively. For the fiscal year ended December 31, 2001, portfolio transactions in the amount of $433,444,723 were directed to certain brokers because of research services,

                                       14

of which $594,835 was paid in commissions with respect to such transactions. No formula was used in placing such transactions and no specific amount of transactions was allocated for research services. For the year ended December
31, 2001 no were paid to an affiliated broker.

                               VALUATION OF ASSETS

The value of the assets of each Separate Account is determined on each Valuation
Date as of the close of the New York Stock Exchange (the "Exchange"). If the
Exchange is not open for trading on any such day, then such computation shall be made as of the normal close of the Exchange. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New
Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each
security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity). "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

                              THE BOARD OF MANAGERS

The investment and administration of each of the Separate Accounts are under the direction of the Board of Managers, listed below. Members of the Board of
Managers are elected annually by those Contract Owners participating in the
Separate Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO,
TAMIC or their affiliates.

                                       15

 Name and Position
  With the Fund                Principal Occupation During Last Five Years
 -----------------             -------------------------------------------
*Heath B. McLendon       Managing Director (1993-present), Salomon Smith
 Chairman to Board of    Barney, Inc. ("Salomon Smith Barney"); President and
 Managers                Director (1994-present), Smith Barney Fund Management
 125 Broad Street        LLC (f/k/a/ SSB Citi Fund Management LLC. Director and
 New York, NY            President (1996-present), Travelers Investment
 Age 68                  Adviser, Inc.; Chairman and Director of fifty-nine
                         investment companies associated with Salomon Smith
                         Barney; Trustee (1999) of seven Trusts of Citifunds'
                         family of Trusts; Trustee, Drew University; Advisory
                         Director, M&T Bank; Chairman, Board of Managers
                         (1995-present), six Variable Annuity Separate Accounts
                         of The Travelers Insurance Company+; Chairman, Board
                         of Trustees, five Mutual Funds sponsored by The
                         Travelers Insurance Company++; prior to July 1993,
                         Senior Executive Vice President of Shearson Lehman
                         Brothers Inc.

 Knight Edwards          Of Counsel (1988-present), Partner (1956-1988),
 Board of Managers       Edwards & Angell, Attorneys; Member, Advisory Board
 154 Arlington Avenue    (1973-1994), thirty-one mutual funds sponsored by
 Providence, RI          Keystone Group, Inc.; Member, Board of Managers
 Age 78                  (1969-present), six Variable Annuity Separate Accounts
                         of The Travelers Insurance Company+; Trustee
                         (1990-present), five Mutual Funds sponsored by The
                         Travelers Insurance Company.++

 Robert E. McGill, III   Retired manufacturing executive. Director (1983-1995),
 Board of Managers       Executive Vice President (1989-1994) and Senior Vice
 295 Hancock Street      President, Finance and Administration (1983-1989), The
 Williamstown, MA        Dexter Corporation (manufacturer of specialty
 Age 70                  chemicals and materials); Vice Chairman (1990-1992),
                         Director (1983-1995), Life Technologies, Inc. (life
                         science/biotechnology products); Director,
                         (1994-1999), The Connecticut Surety Corporation
                         (insurance); Director (1995-2000), Chemfab Corporation
                         (specialty materials manufacturer); Director
                         (1999-2001), Ravenwood Winery, Inc.; Director
                         (1999-present), Lydall Inc. (manufacturer of fiber
                         materials); Member, Board of Managers (1974-present),
                         six Variable Annuity Separate Accounts of The
                         Travelers Insurance Company+; Trustee (1990-present),
                         five Mutual Funds sponsored by The Travelers Insurance
                         Company.++

 Lewis Mandell           Professor of Finance and Managerial Economics,
 Board of Managers       University at Buffalo since 1998. Dean, School of
 160 Jacobs Hall         Management (1998-2001), University at Buffalo; Dean,
 Buffalo, NY             College of Business Administration (1995-1998),
 Age 59                  Marquette University; Professor of Finance (1980-1995)
                         and Associate Dean (1993-1995), School of Business
                         Administration, and Director, Center for Research and
                         Development in Financial Services (1980-1995),
                         University of Connecticut; Director (2000-present),
                         Delaware North Corp. (hospitality business); Member,
                         Board of Managers (1990-present), six Variable Annuity
                         Separate Accounts of The Travelers Insurance Company+;
                         Trustee (1990-present), five Mutual Funds sponsored by
                         The Travelers Insurance Company.++

 Frances M. Hawk,        Private Investor, (1997-present); Portfolio Manager
 CFA, CFP                (1992-1997, HLM Management Company, Inc. (investment
 Board of Managers       management); Assistant Treasurer, Pensions and
 108 Oxford Hill Lane    Benefits. Management (1989-1992), United Technologies
 Downingtown, PA         Corporation (broad-based designer and manufacturer of
 Age 54                  high technology products); Member, Board of Managers
                         (1991-present), six Variable Annuity Separate Accounts
                         of The Travelers Insurance Company+; Trustee
                         (1991-present), five Mutual Funds sponsored by The
                         Travelers Insurance Company.++

                          16

Ernest J. Wright         Vice President and Secretary (1996-present), Assistant
Secretary to the Board   Secretary (1994-1996), Counsel (1987-present), The
One Tower Square         Travelers Insurance Company; Secretary (1994-present),
Hartford, Connecticut    six Variable Annuity Separate Accounts of The
Age 61                   Travelers Insurance Company+; Secretary
                         (1994-present), five Mutual Funds sponsored by The
                         Travelers Insurance Company.++

Kathleen A. McGah        Deputy General Counsel (1999 - present); Assistant
Assistant Secretary      Secretary (1995-present), The Travelers Insurance
to The Board             Company; Assistant Secretary (1995-present), six
One Tower Square         Variable Annuity Separate Accounts of The Travelers
Hartford, Connecticut    Insurance Company+; Assistant Secretary,
Age 51                   (1995-present), five Mutual Funds sponsored by The
                         Travelers Insurance Company.++ Prior to January 1995,
                         Counsel, ITT Hartford Life Insurance Company.

David A. Golino          Vice President and Controller (1999-present), Second
Principal Accounting     Vice President (1996-1999), The Travelers Insurance
Officer to the Board     Company; Principal Accounting Officer (1998-present),
One Tower Square         six Variable Annuity Separate Accounts of The
Hartford, Connecticut    Travelers Insurance Company.+ Prior to May 1996,
Age 40                   Senior Manager (1985-1996), Deloitte & Touche LLP.

+    The six Variable Annuity Separate Accounts are: The Travelers Growth and
     Income Stock Account for Variable Annuities, The Travelers Quality Bond
     Account for Variable Annuities, The Travelers Money Market Account for
     Variable Annuities, The Travelers Timed Growth and Income Stock Account for
     Variable Annuities, The Travelers Timed Short-Term Bond Account for
     Variable Annuities and The Travelers Timed Aggressive Stock Account for
     Variable Annuities.

++   The five Mutual Funds are: Capital Appreciation Fund, Money Market
     Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers
     Series Trust.

*    Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney,
     Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Audit Review Committee reviews the scope and results of the Fund's annual audits with the Fund's independent accountants and recommends the engagement of the accountants. For the year ended
December 31, 2001, the members of the Nominating and Audit Committees were
Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances M. Hawk.
Trustees do not receive any additional compensation for their committee services.

Members of the Board of Managers who are also officers or employees of Citigroup
Inc. or its subsidiaries are not entitled to any fee. Members of the Board of
Managers who are not affiliated as employees of Citigroup Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the six Variable Annuity Separate Accounts established by The Travelers
Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance
Company. They also receive an aggregate fee of $2,500 for each meeting of such
Boards attended. Board members with 10 years of service may agree to provide services as emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees if attended.

The Company is responsible for payment of the fees and expenses of the Board of
Managers, and the expenses of audit of the Separate Accounts, as well as other expenses for services related to the operations of the accounts, for which it deducts certain amounts from purchase payments and from the accounts.

                                       17

                             ADMINISTRATIVE SERVICES

Under the terms of an Administrative Services Agreement and Agreement to Provide
Guarantees (formerly the Distribution and Management Agreement), the Company
provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with
Account GIS and Account QB and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying Account GIS and Account QB and the variable annuity contracts with regulatory authorities;
the costs of proxy solicitation; all custodian, accountants' and legal fees; and
all compensation paid to the unaffiliated members of the Board of Managers. The
Company also provides without cost to Account GIS and Account QB all necessary office space, facilities, and personnel to manage its affairs.

The Company received the following amounts from the Separate Accounts in each of the last three fiscal years for services provided under the Administrative
Services Agreement and Agreement to provide Guarantees:

      SEPARATE ACCOUNT         1999             2000             2001
                               ----             ----             ----

           GIS             $12,365,601      $12,920,316       $9,585,953
           QB              $ 1,998,726      $ 1,653,313       $1,674,973

                              SECURITIES CUSTODIAN

Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York, is the
custodian of the portfolio securities and similar investments of Accounts GIS and QB.

                             INDEPENDENT ACCOUNTANTS

KPMG  LLP,  One  Financial  Plaza,  Hartford,  CT  06103  has been  selected  as independent auditors to examine and report on the fund's financial statements.

Financial  statements as of December 31, 2001,  and for the years ended December
31, 2001 and 2000, of Accounts GIS, QB, MM, TGIS, TSB, and TAS,  included in the
Annual  Reports  (for each),  have been  incorporated  by reference  herein,  in reliance on the reports of KPMG LLP,  independent  certified public accountants, given on the authority of that firm as experts in accounting and auditing. These financial  statements  include prior period  amounts which were audited by other independent accountants.

The consolidated  financial  statements and schedules of The Travelers Insurance
Company and  subsidiaries  as of December 31, 2001 and 2000, and for each of the years in the  three-year  period  ended  December 31,  2001,  and the  financial statements  of The  Travelers  Fund U for Variable  Annuities as of December 31,
2001 and for the years ended December 31, 2001 and 2000,  included herein,  have been  included  herein in  reliance  upon the  reports of KPMG LLP,  independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit reports  covering the December  31, 2001  financial  statements  and  achedules  of The  Travelers
Insurance Company and subsidiaries refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       18

    THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES AND
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

                        GROUP VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

                       Pension and Profit-Sharing Programs

L-11162S                                                       TIC Ed. 5-2002
                                                               Printed in U.S.A.

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
--------------------------------------------------------------------------------

                 INDIVIDUAL VARIABLE ANNUITY CONTRACTS ISSUED BY
                         THE TRAVELERS INSURANCE COMPANY

                                   MAY 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2002. A copy of the Prospectus may be obtained by writing to The Travelers Insurance
Company (the "Company"), Annuity Services, One Tower Square, Hartford,
Connecticut 06183-5030, or by calling 800-842-9368 or by accessing the
Securities and Exchange Commission's website at http://www.sec.gov.

Description Of Certain Types Of Investments And Investment

Financial Statements ......................................................

                                       1

             DESCRIPTION OF THE TRAVELERS AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam,
the Virgin Islands, Canada and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc., a financial services holding company. The
Company's Home Office is located at One Tower Square, Hartford, Connecticut
06183.

THE SEPARATE ACCOUNTS

Each of the Separate Accounts which serve as the funding vehicles for the
Variable Annuity contracts described in this SAI meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").
Additionally, the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it.
The Section contains no restrictions on investments of the Separate Accounts, and the Commissioner has adopted no regulations under the Section that affect the Separate Accounts.

The Travelers Growth and Income Stock Account for Variable Annuities (Account
GIS) was established on September 22, 1967, and The Travelers Quality Bond
Account for Variable Annuities (Account QB) was established on July 29, 1974.
Each of the Separate Accounts, although an integral part of the Company, is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company under the 1940 Act. The assets of
Accounts GIS and QB are invested directly in securities (such as stocks, bonds or money market instruments) which are compatible with the stated investment policies of each account.

Purchase Payments may be allocated to either of the Separate Accounts. The
Company may make additions to or deletions from the investment alternatives available under the Contract, as permitted by law. The investment objectives of each of the Separate Accounts are as follows:

ACCOUNT             GIS: The primary objective of Account GIS is
                    long-term accumulation of principal through
                    capital appreciation and retention of net
                    investment income. The assets of Account GIS will
                    normally be invested in a portfolio of common
                    stocks spread over industries and companies.

ACCOUNT             QB: The primary objective of Account QB is
                    current income, moderate capital volatility and
                    total return. Assets of Account QB will be
                    invested in short-term to intermediate-term bonds
                    or other debt securities with a market
                    value-weighted average maturity of five years or
                    less.

                       INVESTMENT OBJECTIVES AND POLICIES

Each Separate Account has a different investment objective and different investment policies, and each Separate Account has certain fundamental investment restrictions, all of which are set forth below. Neither the investment objective nor the fundamental investment restrictions can be changed without a vote of a majority of the outstanding voting securities of the
Accounts, as defined in the 1940 Act. Additionally, in accomplishing their respective investment objectives, each Account uses certain types of investments and investment techniques which are discussed under "Investments and Investment
Techniques".

The percentage restrictions (for either fundamental investment policies or investment restrictions) are interpreted such that if they are adhered to at the time of investment, a later increase in a percentage beyond the specified limit resulting from a change in the values of portfolio securities or in the amount of net assets shall not be considered a violation. It must be recognized that there are risks inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.

                                       2

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT OBJECTIVE

The basic investment objective of Account GIS is the selection of investments from the point of view of an investor concerned primarily with long-term accumulation of principal through capital appreciation and retention of net investment income. This principal objective does not preclude the realization of short-term gains when conditions would suggest the long-term goal is accomplished by such short-term transactions. The assets of Account GIS will primarily be invested in a portfolio of equity securities, mainly common stocks, spread over industries and companies. However, when it is determined that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, investments may also be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States Government securities. These investments generally would not have a prospect of long-term appreciation. Investments in other than equity securities are temporary for defensive purposes. Such investments may or may not be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock.

Account GIS may use exchange-traded financial futures contracts as a hedge to protect against changes in stock prices. The use of stock index futures by
Account GIS is intended primarily to limit transaction and borrowing costs.
Account GIS expects that risk management transactions involving futures contracts will not impact more than thirty percent (30%) of Account GIS's assets at any one time. Account GIS may also write covered call options on securities which it owns, and may purchase index or individual equity call or put options.

Effective  July 31, 2002,  the Account will normally  invest at least 80% of its assets in equity securities ("80% investment  policy").  The Account will notify shareholders at least 60 days prior to changing its 80% investment policy.

INVESTMENT RESTRICTIONS

The investment restrictions for Account GIS set forth in items 1 through 9 are fundamental and may not be changed without a vote of a majority of the outstanding voting securities, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers.

     1.   Not more than 5% of the assets of the Account  will be invested in the securities of any one issuer,  except obligations of the United States
          Government and its instrumentalities.

     2.   Borrowings  will not be made,  except  that the right is  reserved  to
          borrow  from  banks  for  emergency   purposes,   provided  that  such
          borrowings  will  not  exceed  5% of the  value of the  assets  of the
          Account and that  immediately  after the  borrowing,  and at all times thereafter,  and while any such  borrowing is unrepaid,  there will be asset coverage of at least 300% for all borrowings of the Account.

     3.   Securities of other issuers will not be underwritten,  except that the
          Account  could be deemed an  underwriter  when  engaged in the sale of restricted securities. (See item 13.)

     4.   Interests  in real  estate  will not be  purchased,  except  as may be represented by securities for which there is an established market.

     5.   No purchase of commodities or commodity contracts will be made, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes, as discussed above.

     6.   Loans  will be made only  through  the  acquisition  of a  portion  of privately  placed  issue of bonds,  debentures  or other  evidences of
          indebtedness  of  a  type   customarily   purchased  by  institutional
          investors. (See item 13.)

     7.   Investments  will not be made in the  securities  of a company for the purpose of exercising management or control.

     8.   Not more than 10% of the voting  securities  of any one issuer will be acquired.  (It is the present practice of Account GIS not to exceed 5%
          of the voting securities of any one issuer.)

                                       3

     9.   Senior securities will not be issued.

     10.  Short sales of securities will not be made.

     11.  Purchases will not be made on margin,  except for  short-term  credits which are  necessary for the  clearance of  transactions,  and for the placement  of not more than 5% of its net asset value in total  margin deposits for positions in futures contracts.

     12.  The  Account  will not invest in the  securities  of other  investment companies,  except  as  part  of a plan of  merger,  consolidation  or acquisition of assets.

     13.  Not more than 5% of the  value of the  assets  of the  Account  may be invested  in  restricted  securities  (securities  which  may  not  be publicly  offered  without  registration  under the  Securities Act of
          1933).

Changes in the investments of Account GIS may be made from time to time to take into account changes in the outlook for particular industries or companies.
Account GIS's investments will not, however, be concentrated in any one industry; that is, no more than twenty-five percent (25%) of the value of its assets will be invested in any one industry. While Account GIS may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than ten percent (10%) of its investment portfolio.

The assets of Account GIS will be kept fully invested, except that (a)
sufficient cash may be kept on hand to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with their respective investment policies.

PORTFOLIO TURNOVER

Although Account GIS intends to purchase securities for long-term appreciation of capital and income, and does not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A higher turnover rate should not be interpreted as indicating a variation from the stated
investment policy of seeking long-term accumulation of capital, and will normally increase the brokerage costs of Account GIS. However, negotiated fees and the use of futures contracts will help to reduce brokerage costs. While there is no restriction on portfolio turnover, Account GIS expects to have a moderate to high level of portfolio turnover in the range of 150% to 300%. The portfolio turnover rate for Account GIS for the years ended December 31, 1999,
2000 and 2001 was 47%, 52%, and 166%, respectively.

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT OBJECTIVE

The basic investment objective of Account QB is the selection of investments from the point of view of an investor concerned primarily with current income, moderate capital volatility and total return. The Account normally invests at least 80% of its assets in investment-grade bonds and debt securities ("80%
investment policy"). Investment-grade bonds and debt securities are those rated within the three highest categories by Standard & Poors Ratings Group, Moody's
Investors Service, Inc., or any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the adviser. The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy.

It is contemplated that the assets of Account QB will be invested in money market obligations, including, but not limited to, Treasury bills, repurchase agreements, commercial paper, bank certificates of deposit and bankers'
acceptances, and in publicly traded debt securities, including bonds, notes, debentures, equipment trust certificates and short-term instruments. These securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or different issuer, or participations based on revenues, sales or profits. It is currently anticipated that the market value-weighted average maturity of the portfolio will not exceed five years. (In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead

                                       4

of average maturity.)  Investments in longer term obligations may be made if the
Board of Managers  concludes  that the  investment  yields justify a longer term commitment.

Account QB may purchase and sell futures contracts on debt securities ("interest rate futures") to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account QB's securities.

The portfolio will be actively managed and Account QB may sell investments prior to maturity to the extent that this action is considered advantageous in light of factors such as market conditions or brokerage costs. While the investments of Account QB are generally not listed securities, there are firms which make markets in the type of debt instruments which Account QB holds. No problems of salability are anticipated with regard to the investments of Account QB.

The Board of Managers will weigh considerations of risks, yield and ratings in implementing Account QB's fundamental investment policies. There are no specific criteria with regard to quality or ratings of the investments of Account QB, but it is anticipated that they will be of investment grade or its equivalent as determined in good faith by the Board of Managers. There may or may not be more risk in investing in debt instruments where there are no specific criteria with regard to quality or ratings of the investments.

INVESTMENT RESTRICTIONS

The investment restrictions set forth in items 1 through 9 below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account QB, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account QB.

     1.   Not more than 15% of the value of the  assets  of  Account  QB will be invested in the  securities of any one issuer,  except  obligations of the United  States  Government  and its  instrumentalities,  for which there is no limit.

     2.   Borrowings  will not be made,  except  that the right is  reserved  to
          borrow  from  banks  for  emergency  purposes,   provided  that  these
          borrowings will not exceed 5% of the value of the assets of Account QB and that immediately after the borrowing, and at all times thereafter, and while any borrowing is unrepaid,  there will be asset  coverage of at least 300% for all borrowings of Account QB.

     3.   Securities  of other  issuers  will not be  underwritten,  except that
          Account QB could be deemed to be an  underwriter  when  engaged in the sale of restricted securities.

     4.   Interests  in real  estate  will not be  purchased,  except  as may be represented by securities for which there is an established market.

     5.   No purchase of commodities or commodity contracts will be made, except transactions  involving  financial  futures  used as a  hedge  against unanticipated changes in prevailing levels of interest rates.

     6.   Loans  will be made only  through  the  acquisition  of a  portion  of privately  placed issue of bonds,  debentures  and other  evidences of
          indebtedness  of  a  type   customarily   purchased  by  institutional
          investors.

     7.   Investments  will not be made in the  securities  of a company for the purpose of exercising management or control.

     8.   Not more than 10% of the voting  securities  of any one issuer will be acquired.

     9.   Senior securities will not be issued.

     10.  Short sales of securities will not be made.

                                       5

     11.  Purchases  will  not be  made on  margin,  except  for any  short-term credits that are necessary for the  clearance of  transactions  and to place up to 5% of the value of its net assets in total margin deposits for positions in futures contracts.

     12.  Account  QB will not  invest  in the  securities  of other  investment companies,  except  as  part  of a plan of  merger,  consolidation  or acquisition of assets.

     13.  The  average  period of  maturity  (or in the case of  mortgage-backed securities,  the  estimated  average  life of cash flows) of all fixed interest  debt  instruments  held by Account  QB will not exceed  five years.

The investments of Account QB will not be concentrated in any one industry; that is, no more than twenty-five percent (25%) of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.

PORTFOLIO TURNOVER

Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account QB to the same extent as high turnover in a separate account which invests primarily in common stock. The portfolio turnover rate for Account QB for the years ended
December 31, 1998, 1999 and 2000 was 438%, 340% and 105%, respectively.

      DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES
                       AVAILABLE TO THE SEPARATE ACCOUNTS

WRITING COVERED CALL OPTIONS

Account GIS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. These call options generally will be short-term contracts with a duration of nine months or less.

Account GIS will write only "covered" call options, that is, it will own the underlying securities which are acceptable for escrow when it writes the call option and until the obligation to sell the underlying security is extinguished by exercise or expiration of the call option, or until a call option covering the same underlying security and having the same exercise price and expiration date is purchased. Account GIS will receive a premium for writing a call option, but gives up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. Account
GIS will retain the risk of loss from a decrease in the price of the underlying security. Writing covered call options is a conservative investment technique which is believed to involve relatively little risk, but which is capable of enhancing an account's total returns.

The premium received for writing a covered call option will be recorded as a liability in the Account's Statement of Assets and Liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the close of the New York Stock Exchange, or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon exercise of the option.

The Options Clearing Corporation is the issuer of, and the obligor on, the covered call options written by Account GIS. In order to secure an obligation to deliver to the Options Clearing Corporation the underlying security of a covered call option written by Account GIS, the Account will be required to make escrow arrangements.

In instances where Account GIS believes it is appropriate to close a covered call option, it can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. Account GIS may also, under certain circumstances, be able to transfer a previously written call option.

                                       6

A previously written call option can be closed out by purchasing an identical call option only on a national securities exchange which provides a secondary market in the call option. There is no assurance that a liquid secondary market will exist for a particular call option at such time. If Account GIS cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

If a substantial number of the call options are exercised, the Account's rate of portfolio turnover may exceed historical levels. This would result in higher brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS

Account GIS may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve contract owners' capital when market conditions warrant. Account GIS may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities, eligible for purchase by Account GIS, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months. Account GIS will pay a premium in exchange for the right to purchase (call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the options contract. In either case, Account GIS's risk is limited to the option premium paid.

Account GIS may sell the put and call options prior to their expiration and realize a gain or loss thereby. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

Put and call options will be employed for bona fide hedging purposes only.
Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated.
In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

FUTURES CONTRACTS

STOCK INDEX FUTURES

Account GIS will invest in stock index futures. A stock index futures contract provides for one party to take and the other to make delivery of an amount of cash over the hedging period equal to specified amount times the difference between a stock index value at the close of the last trading day of the contract or the selling price and the price at which the futures contract is originally struck. The stock index assigns relative values to the common stocks included in the index and reflects overall price trends in the designated market for equity securities. Therefore, price changes in a stock index futures contract reflect changes in the specified index of equity securities on which the futures contract is based. Stock index futures may also be used, to a limited extent, to hedge specific common stocks with respect to market (systematic) risk (involving the market's assessment of overall economic prospects) as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short"
position in stock index futures, Account GIS may seek to protect the value of its equity securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, Account
GIS can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. Account GIS will not be a hedging fund; however, to the extent that any hedging strategies actually employed are successful, Account GIS will be affected to a lesser degree by adverse overall market price movements unrelated to the merits of specific portfolio equity securities than would otherwise be the

                                       7

case. Gains and losses on futures contracts employed as hedges for specific securities will normally be offset by losses or gains, respectively, on the hedged security.

INTEREST RATE FUTURES

Account QB may purchase and sell futures contracts on debt securities ("interest rate futures") to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of an Account's debt securities.
An interest rate futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of debt securities having a standardized face value and rate of return.

By purchasing interest rate futures (assuming a "long" position), Account QB will be legally obligated to accept the future delivery of the underlying security and pay the agreed price. This would be done, for example, when Account
QB intends to purchase particular debt securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets.
If the anticipated rise in the price of the debt securities should occur (with its concurrent reduction in yield), the increased cost of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the securities purchase.

By selling interest rate futures held by it, or interest rate futures having characteristics similar to those held by it (assuming a "short" position),
Account QB will be legally obligated to make the future delivery of the security against payment of the agreed price. Such a position seeks to hedge against an anticipated rise in interest rates that would adversely affect the value of
Account QB's portfolio debt securities.

Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Board of Managers to reflect the fair value of the contract, in which case the positions will be valued at fair value determined in good faith by or under the direction of the
Board of Managers.

Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position.

FUTURES MARKETS AND REGULATIONS

When a futures contract is purchased, Accounts GIS and QB will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. The
Accounts will incur brokerage fees in connection with their futures transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

Positions taken in the futures markets are not normally held to maturity, but instead are liquidated through offsetting transactions which may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or interest rate futures contract and the same delivery date. If the offsetting purchase price is less than the original sale price, the Accounts realize a gain; if it is more, the Accounts realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Accounts realize a gain; if less, a loss.
While futures positions taken by the Accounts will usually be liquidated in this manner, the Accounts may instead make or take delivery of the underlying securities whenever it appears economically advantageous for them to do so. In determining gain or loss, transaction costs must also be taken into account.
There can be no assurance that the Accounts will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

A clearing corporation associated with the exchange on which futures are traded guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

All stock index and interest rate futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC").
Stock index futures are currently traded on the New York

                                       8

Futures Exchange and the Chicago Mercantile Exchange. Interest rate futures are actively traded on the Chicago Board of Trade and the International Monetary
Market at the Chicago Mercantile Exchange.

The investment advisers do not believe any of the Accounts to be a "commodity pool" as defined under the Commodity Exchange Act. The Accounts will only enter into futures contracts for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and interpretations, and subject to the requirements of the SEC. The Accounts will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent
(5%) of the fair market value of their individual assets, after taking into account unrealized profits and unrealized losses on any such contracts which they have entered into. The Accounts will further seek to assure that fluctuations in the price of any futures contracts that they use for hedging purposes will be substantially related to fluctuations in the price of the securities which they hold or which they expect to purchase, although there can be no assurance that the expected result will be achieved.

As evidence of their hedging intent, the Accounts expect that on seventy-five percent (75%) or more of the occasions on which they purchase a long futures contract, they will effect the purchase of securities in the cash market or take delivery at the close of a futures position. In particular cases, however, when it is economically advantageous, a long futures position may be terminated without the corresponding purchase of securities.

SPECIAL RISKS

While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Accounts may benefit from the use of such futures, unanticipated changes in stock price movements or interest rates may result in a poorer overall performance for the
Account than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Accounts may be exposed to risk of loss. The investment advisers will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in their judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged.

In addition to the possibility that there may be a less than perfect correlation between movements in the futures contracts and securities in the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security due to certain market distortions. First, rather than meeting variation margin deposit requirements should a futures contract value move adversely, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, since margin requirements in the futures market are less onerous than in the securities market, the futures market may attract more speculators than the securities market. Increased participation by speculators may cause temporary price distortions. Due to the possibility of such price distortion, and also because of the imperfect correlation discussed above, even a correct forecast of general market trends by the investment advisers may not result in a successful hedging transaction in the futures market over a short time period. However, as is noted above, the use of financial futures by the Accounts is intended primarily to limit transaction and borrowing costs. At no time will the Accounts use financial futures for speculative purposes.

Successful use of futures contracts for hedging purposes is also subject to the investment advisers' ability to predict correctly movements in the direction of the market. However, the investment advisers believe that over time the value of the Accounts' portfolios will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged.

MONEY MARKET INSTRUMENTS

Money market securities are instruments with remaining maturities of one year or less, such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes), and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

                                       9

CERTIFICATES OF DEPOSITS

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the
Federal Reserve System or the Federal Deposit Insurance Corporation).

The Accounts will not acquire time deposits or obligations issued by the
International Bank for Reconstruction and Development, the Asian Development
Bank or the Inter-American Development Bank. Additionally, the Accounts do not
currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
Bankers' acceptances acquired by the Accounts must have been accepted by U.S.
commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion, and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS

Investments in commercial paper are limited to those rated A-1 by Standard &
Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. Commercial
paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) the issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; (3)
the issuer has access to at least two additional channels of borrowing; (4)
basic earnings and cash flow have an upward trend with allowances made for unusual circumstances; and (5) the issuer's industry is typically well established and the issuer has a strong position within the industry.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's.
Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluating the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7)
financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. The relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

MASTER DEMAND NOTES

Master demand notes are unsecured obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the lender (issuer) and the borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. An Account has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by a separate account must permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice) or to resell the note at any time to a third party. Master demand notes may have maturities of more than one year, provided they specify that (i) the account be entitled to payment of principal and accrued interest upon not more than seven days notice, and (ii) the rate of interest on such notes be adjusted automatically at periodic intervals which normally will not exceed 31 days, but which may extend up to one year. Because these types of

                                       10

notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the investment adviser considers earning power, cash flow, and other liquidity ratios of the borrower to pay principal and interest on demand. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a separate account may invest in them only if at the time of an investment the issuer meets the criteria set forth above for commercial paper. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

UNITED STATES GOVERNMENT SECURITIES

Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration,
Farmers Home Administration, Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage Association, General
Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks,
Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal
Land Banks, Maritime Administration, The Tennessee Valley Authority, District of
Columbia Armory Board and Federal National Mortgage Association.

Some obligations of United States Government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States;
others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States
Government is not obligated by law to provide support to an instrumentality it sponsors, the Accounts will invest in the securities issued by such an instrumentality only when the investment advisers determine that the credit risk with respect to the instrumentality does not make the securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian
Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE AGREEMENTS

Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the Advisor's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102%
of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

In executing a repurchase agreement, a portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of
"book-entry" securities, segregation in the counterparty's account at the
Federal Reserve for the benefit of the Portfolio is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

                                       11

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Portfolio would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

                   INVESTMENT MANAGEMENT AND ADVISORY SERVICES

The investments and administration of the separate accounts are under the direction of the Board of Managers. Subject to the authority of the Board of
Managers, Travelers Asset Management International Company LLC ("TAMIC")
furnishes investment management and advisory services to Account QB and GIS, according to the terms of written Investment Advisory Agreements. The agreement effective May 1, 1998 between Account GIS and TAMIC was approved by a vote of the Variable Annuity Contract Owners at their meeting held on April 27, 1998.
Under the agreement, TAMIC is paid an amount equivalent, on an annual basis, to a maximum of 0.65% of the average daily net assets of Account GIS, grading down to 0.40%. The fee is computed daily and paid monthly.

The agreement between Account QB and TAMIC was approved by a vote of the
Variable Annuity Contract Owners at their meeting held on April 23, 1993. Under the agreement, TAMIC is paid an amount equivalent on an annual basis to 0.3233%
of the average daily net assets of Account QB. The fee is computed daily and paid monthly.

Each of these agreements will continue in effect as described below in (3), as required by the 1940 Act. Each of the agreements:

     1.   provides that for investment management and advisory services, the
          Company will pay to TAMIC, an advisory fee based on the current value of the assets of the accounts for which TAMIC acts as investment adviser (see "Advisory and Subadvisory Fees" below);

     2.   may not be terminated by TAMIC without prior approval of a new investment advisory agreement by those casting a majority of the votes entitled to be cast and will be subject to termination without the payment of any penalty, upon sixty days' written notice, by the Board of Managers or by a vote of those casting a majority of the votes entitled to be cast;

     3.   will continue in effect for a period more than two years from the date of its execution, only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board of
          Managers, or by a vote of a majority of the outstanding voting securities of the Account. In addition, and in either event, the terms of the agreement must be approved annually by a vote of a majority of the Board of Managers who are not parties to, or interested persons of any party to, the agreement, cast in person, at a meeting called for the purpose of voting on the approval and at which the Board of
          Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreement;

     4.   will automatically terminate upon assignment.

The Travelers Investment Management Company (TIMCO) serves as subadviser to
Account GIS, pursuant to a written agreement dated May 1, 1998 with TAMIC, which was approved by a vote of the Variable Annuity Contract Owners at their meeting held on April 27, 1998. TAMIC pays TIMCO an amount equivalent on an annual basis to a maximum of 0.45% of the aggregate of the average daily net assets of
Account GIS, grading down to 0.20%.

ADVISORY AND SUBADVISORY FEES
The total advisory fee paid to TAMIC for the years ended December 31, 1999,
2000, and 2001 were $5,840,016, $5,961,627, and $4,526,872, respectively. The subadvisory fees paid to TIMCO by TAMIC for the years ended December 31, 1999,
2000, and 2001 were $3,895,005, $3,955,815, and $3,207,117, respectively.

For the years ended December 31, 1999, 2000 and 2001 the advisory fees paid to
TAMIC for Account QB were $495,204, $407,112, and $415, 273, respectively.

                                       12

                                      TAMIC

TAMIC, an indirect wholly owned subsidiary of Citigroup Inc., is located at One
Tower Square, Hartford, Connecticut 06183. In addition to providing investment management and advisory services to Account GIS, TAMIC acts as investment adviser for investment companies which serve as the funding media for certain variable annuity and variable life insurance contracts offered by The Travelers
Insurance Company and its affiliates. TAMIC also acts as investment adviser for individual and pooled pension and profit-sharing accounts, for offshore insurance companies affiliated with The Travelers Insurance Company, and for non-affiliated insurance companies, both domestic and offshore.

Investment advice and management for TAMIC's clients are furnished in accordance with their respective investment objectives and policies and investment decisions for the Accounts will be made independently from those of any other accounts managed by TAMIC. However, securities owned by Account QB may also be owned by other clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time.
Furthermore, it may develop that a particular security is bought or sold for only some clients even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as Account QB is concerned. In other cases, however, it is believed that the ability of Account QB to participate in volume transactions will produce better executions for the account.

BROKERAGE

Subject to approval of the Board of Managers, it is the policy of TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to Account QB, involving both price paid or received and any commissions and other cost paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory
Agreements. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among Account QB and other clients of TAMIC who may indirectly benefit from the availability of such information. Similarly, Account QB may indirectly benefit from information made available as a result of transactions for such clients.

Purchases and sales of bonds and money market instruments will usually be principal transactions and will normally be purchased directly from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from the underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, Account QB will deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees will be incurred in connection with futures transactions, and Account QB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

TAMIC may follow a policy of considering the sale of units of Account QB a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

                                       13

The policy of TAMIC with respect to brokerage is and will be reviewed by the
Board of Managers periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

The were no brokerage commissions paid by Account QB for the fiscal years ended
December 31, 1997, 1998 and 1999. For the fiscal year ended December 31, 1999, no portfolio transactions were directed to certain brokers because of research services. No commissions were paid to broker dealers affiliated with TAMIC.

                                      TIMCO

TIMCO, an indirect wholly owned subsidiary of Citigroup Inc., is located at One
Tower Square, Hartford, Connecticut 06183. In addition to providing subadvisory services to Account GIS, TIMCO acts as investment adviser (or subadviser) for other investment companies which serve as the funding media for certain variable annuity and variable life insurance contracts offered by The Travelers Insurance
Company and its affiliates. TIMCO also acts as investment adviser for individual and pooled pension and profit-sharing accounts and for affiliated companies of
The Travelers Insurance Company.

Investment decisions for Account GIS will be made independently from those of any other accounts managed by TIMCO. If, however, accounts managed by TIMCO are simultaneously engaged in the purchase of the same security, then available securities may be allocated to each account and may be averaged as to price in whatever manner TIMCO deems to be fair. In some cases, this system might adversely affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

Subject to approval of the Board of Managers, and in accordance with the
Investment Advisory Agreement, TIMCO will place purchase and sale orders for the portfolio securities of Account GIS through brokerage firms which it may select from time to time with the objective of seeking the best execution by responsible brokerage firms at reasonably competitive rates. To the extent consistent with this policy, certain brokerage transactions may be placed with firms which provide brokerage and research services to TIMCO, and such transactions may be paid for at higher rates than other firms would charge. The term "brokerage and research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities;
the availability of securities for purchasers or sellers of securities;
furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and
effecting securities transactions and performing functions incidental thereto
(such as clearance and settlement). These brokerage and research services may be utilized in providing investment advice to Account GIS and may also be utilized in providing investment advice and management to all accounts over which TIMCO exercises investment discretion, but not all of such services will necessarily be utilized in providing investment advice to all accounts. This practice may be expected to result in greater cost to the Accounts than might otherwise be the case if brokers whose charges were based on execution alone were used for such transactions. TIMCO believes that brokers' research services are very important in providing investment advice to the Accounts but is unable to give the services a dollar value. While research services are not expected to reduce the expenses of TIMCO, TIMCO will, through the use of these services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

Transactions in the over-the-counter market are placed with the principal market makers unless better price and execution may be obtained otherwise. Brokerage fees will be incurred in connection with futures transactions, and Account GIS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

The overall reasonableness of brokerage commissions paid is evaluated by personnel of TIMCO responsible for trading and for managing Account GIS's portfolio by comparing brokerage firms utilized by TIMCO and other firms with respect to the following factors: the prices paid or received in securities transactions, speed of execution and settlement, size and difficulty of the brokerage transactions, the financial soundness of the firms, and the quality, timeliness and quantity of research information and reports.

                                       14

The total brokerage commissions paid by Account GIS for the fiscal years ending
December 31, 1999, 2000, and 2001 were $970,607, $1,113,445, and $835,455, respectively. For the fiscal year ended December 31, 2001, portfolio transactions in the amount of $433,444,723 were directed to certain brokers because of research services, of which $594,835 was paid in commissions with respect to such transactions. No formula was used in placing such transactions and no specific amount of transactions was allocated for research services. For the year ended December 31, 2001 no were paid to an affiliated broker.

                               VALUATION OF ASSETS

The value of the assets of each Separate Account is determined on each Valuation
Date as of the close of the New York Stock Exchange (the "Exchange"). If the
Exchange is not open for trading on any such day, then such computation shall be made as of the normal close of the Exchange. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New
Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each
security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity). "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market are valued at amortized cost which approximates market.

                                       15

                              THE BOARD OF MANAGERS

The investment and administration of each of the Separate Accounts are under the direction of the Board of Managers, listed below. Members of the Board of
Managers are elected annually by those Contract Owners participating in the
Separate Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO,
TAMIC or their affiliates.

 Name and Position
  With the Fund                Principal Occupation During Last Five Years
 -----------------             -------------------------------------------
*Heath B. McLendon       Managing Director (1993-present), Salomon Smith
 Chairman to Board of    Barney, Inc. ("Salomon Smith Barney"); President and
 Managers                Director (1994-present), Smith Barney Fund Management
 125 Broad Street        LLC (f/k/a/ SSB Citi Fund Management LLC. Director and
 New York, NY            President (1996-present), Travelers Investment
 Age 68                  Adviser, Inc.; Chairman and Director of fifty-nine
                         investment companies associated with Salomon Smith
                         Barney; Trustee (1999) of seven Trusts of Citifunds'
                         family of Trusts; Trustee, Drew University; Advisory
                         Director, M&T Bank; Chairman, Board of Managers
                         (1995-present), six Variable Annuity Separate Accounts
                         of The Travelers Insurance Company+; Chairman, Board
                         of Trustees, five Mutual Funds sponsored by The
                         Travelers Insurance Company++; prior to July 1993,
                         Senior Executive Vice President of Shearson Lehman
                         Brothers Inc.

 Knight Edwards          Of Counsel (1988-present), Partner (1956-1988),
 Board of Managers       Edwards & Angell, Attorneys; Member, Advisory Board
 154 Arlington Avenue    (1973-1994), thirty-one mutual funds sponsored by
 Providence, RI          Keystone Group, Inc.; Member, Board of Managers
 Age 78                  (1969-present), six Variable Annuity Separate Accounts
                         of The Travelers Insurance Company+; Trustee
                         (1990-present), five Mutual Funds sponsored by The
                         Travelers Insurance Company.++

 Robert E. McGill, III   Retired manufacturing executive. Director (1983-1995),
 Board of Managers       Executive Vice President (1989-1994) and Senior Vice
 295 Hancock Street      President, Finance and Administration (1983-1989), The
 Williamstown, MA        Dexter Corporation (manufacturer of specialty
 Age 70                  chemicals and materials); Vice Chairman (1990-1992),
                         Director (1983-1995), Life Technologies, Inc. (life
                         science/biotechnology products); Director,
                         (1994-1999), The Connecticut Surety Corporation
                         (insurance); Director (1995-2000), Chemfab Corporation
                         (specialty materials manufacturer); Director
                         (1999-2001), Ravenwood Winery, Inc.; Director
                         (1999-present), Lydall Inc. (manufacturer of fiber
                         materials); Member, Board of Managers (1974-present),
                         six Variable Annuity Separate Accounts of The
                         Travelers Insurance Company+; Trustee (1990-present),
                         five Mutual Funds sponsored by The Travelers Insurance
                         Company.++

 Lewis Mandell           Professor of Finance and Managerial Economics,
 Board of Managers       University at Buffalo since 1998. Dean, School of
 160 Jacobs Hall         Management (1998-2001), University at Buffalo; Dean,
 Buffalo, NY             College of Business Administration (1995-1998),
 Age 59                  Marquette University; Professor of Finance (1980-1995)
                         and Associate Dean (1993-1995), School of Business
                         Administration, and Director, Center for Research and
                         Development in Financial Services (1980-1995),
                         University of Connecticut; Director (2000-present),
                         Delaware North Corp. (hospitality business); Member,
                         Board of Managers (1990-present), six Variable Annuity
                         Separate Accounts of The Travelers Insurance Company+;
                         Trustee (1990-present), five Mutual Funds sponsored by
                         The Travelers Insurance Company.++

 Frances M. Hawk,        Private Investor, (1997-present); Portfolio Manager
 CFA, CFP                (1992-1997, HLM Management Company, Inc. (investment
 Board of Managers       management); Assistant Treasurer, Pensions and
 108 Oxford Hill Lane    Benefits. Management (1989-1992), United Technologies
 Downingtown, PA         Corporation (broad-based designer and manufacturer of
 Age 54                  high technology products); Member, Board of Managers
                         (1991-present), six Variable Annuity Separate Accounts
                         of The Travelers Insurance Company+; Trustee
                         (1991-present), five Mutual Funds sponsored by The
                         Travelers Insurance Company.++

                          16

Ernest J. Wright         Vice President and Secretary (1996-present), Assistant
Secretary to the Board   Secretary (1994-1996), Counsel (1987-present), The
One Tower Square         Travelers Insurance Company; Secretary (1994-present),
Hartford, Connecticut    six Variable Annuity Separate Accounts of The
Age 61                   Travelers Insurance Company+; Secretary
                         (1994-present), five Mutual Funds sponsored by The
                         Travelers Insurance Company.++

Kathleen A. McGah        Deputy General Counsel (1999 - present); Assistant
Assistant Secretary      Secretary (1995-present), The Travelers Insurance
to The Board             Company; Assistant Secretary (1995-present), six
One Tower Square         Variable Annuity Separate Accounts of The Travelers
Hartford, Connecticut    Insurance Company+; Assistant Secretary,
Age 51                   (1995-present), five Mutual Funds sponsored by The
                         Travelers Insurance Company.++ Prior to January 1995,
                         Counsel, ITT Hartford Life Insurance Company.

David A. Golino          Vice President and Controller (1999-present), Second
Principal Accounting     Vice President (1996-1999), The Travelers Insurance
Officer to the Board     Company; Principal Accounting Officer (1998-present),
One Tower Square         six Variable Annuity Separate Accounts of The
Hartford, Connecticut    Travelers Insurance Company.+ Prior to May 1996,
Age 40                   Senior Manager (1985-1996), Deloitte & Touche LLP.

+    These six Variable Annuity Separate Accounts are: The Travelers Growth and
     Income Stock Account for Variable Annuities, The Travelers Quality Bond
     Account for Variable Annuities, The Travelers Money Market Account for
     Variable Annuities, The Travelers Timed Growth and Income Stock Account for
     Variable Annuities, The Travelers Timed Short-Term Bond Account for
     Variable Annuities and The Travelers Timed Aggressive Stock Account for
     Variable Annuities.

++   These five Mutual Funds are: Capital Appreciation Fund, Money Market
     Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers
     Series Trust.

*    Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney
     Inc., an indirect wholly owned subsidiary of Citigroup Inc. and also owns shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Audit Review Committee reviews the scope and results of the Fund's annual audits with the Fund's independent accountants and recommends the engagement of the accountants. For the year ended
December 31, 2001, the members of the Nominating and Audit Committees were
Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances M. Hawk.
Trustees do not receive any additional compensation for their committee services.

Members of the Board of Managers who are also officers or employees of Citigroup
Inc. or its subsidiaries are not entitled to any fee. Members of the Board of
Managers who are not affiliated as employees of Citigroup Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the six Variable Annuity Separate Accounts established by The Travelers
Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance
Company. They also receive an aggregate fee of $2,500 for each meeting of such
Boards attended. Board members with 10 years of service may agree to provide services as emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees if attended.

                                       17

The Company is responsible for payment of the fees and expenses of the Board of
Managers, and the expenses of audit of the Separate Accounts, as well as other expenses for services related to the operations of the accounts, for which it deducts certain amounts from purchase payments and from the accounts.

                             ADMINISTRATIVE SERVICES

Under the terms of an Administrative Services Agreement and Agreement to Provide
Guarantees (formerly the Distribution and Management Agreement), the Company
provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with
Account GIS and Account QB and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying Account GIS and Account QB and the variable annuity contracts with regulatory authorities;
the costs of proxy solicitation; all custodian, accountants' and legal fees; and
all compensation paid to the unaffiliated members of the Board of Managers. The
Company also provides without cost to Account GIS and Account QB all necessary office space, facilities, and personnel to manage its affairs.

The Company received the following amounts from the Separate Accounts in each of the last three fiscal years for services provided under the Administrative
Services Agreement and Agreement to provide Guarantees:

       SEPARATE ACCOUNT            1999              2000              2001
                                   ----              ----              ----

            GIS               $12,365,601        $12,920,316        $9,585,953
            QB                $ 1,998,726        $ 1,653,313        $1,674,973

                              SECURITIES CUSTODIAN

Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York, is the
custodian of the portfolio securities and similar investments of Accounts GIS and QB.

                             INDEPENDENT ACCOUNTANTS

KPMG  LLP,  One  Financial  Plaza,  Hartford,  CT  06103  has been  selected  as independent auditors to examine and report on the fund's financial statements.

Financial  statements as of December 31, 2001,  and for the years ended December
31, 2001 and 2000, of Accounts GIS, QB, MM, TGIS, TSB, and TAS,  included in the
Annual  Reports  (for each)  have been  incorporated  by  referemce  herein,  in reliance on the reports of KPMG LLP,  independent  certified public accountants, given on the authority of that firm as experts in accounting and auditing. These financial  statements  include prior period  amounts which were audited by other independent accountants.

The consolidated  financial  statements and schedules of The Travelers Insurance
Company and  subsidiaries  as of December 31, 2001 and 2000, and for each of the years in the  three-year  period  ended  December 31,  2001,  and the  financial statements  of The  Travelers  Fund U for Variable  Annuities as of December 31,
2001 and for the years ended December 31, 2001 and 2000,  included herein,  have been  included  herein in  reliance  upon the  reports of KPMG LLP,  independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit reports  covering the December  31, 2001  financial  statements  and  achedules  of The  Travelers
Insurance Company and subsidiaries refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       18

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

                                       AND

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

                      Individual Variable Annuity Contracts

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

                              Individual Purchasers

L-11895S                                                       TIC   Ed. 5-2002
                                                             Printed in U.S.A.

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

ANNUAL REPORT
DECEMBER 31, 2001

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]
The Travelers Isurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                 CAPITAL APPRECIATION   HIGH YIELD BOND                            PREMIER GROWTH
                                        FUND                 TRUST        MANAGED ASSETS TRUST   PORTFOLIO - CLASS B
                                 --------------------   ---------------   --------------------   -------------------
ASSETS:
  Investments at market value:       $711,534,900         $29,564,737         $242,423,342            $726,432
  Other assets ...............                 --                  --                   --                  --
                                     ------------         -----------         ------------            --------

    Total Assets .............        711,534,900          29,564,737          242,423,342             726,432
                                     ------------         -----------         ------------            --------
LIABILITIES:
  Payables:
    Insurance charges ........             74,205               3,026               25,034                  75
  Other liabilities ..........                 --                  --                   --                  --
                                     ------------         -----------         ------------            --------
      Total Liabilities ......             74,205               3,026               25,034                  75
                                     ------------         -----------         ------------            --------

NET ASSETS:                          $711,460,695         $29,561,711         $242,398,308            $726,357
                                     ============         ===========         ============            ========

                        See Notes to Financial Statements

                                      -1-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                              CITISTREET
                                 CITISTREET DIVERSIFIED   INTERNATIONAL STOCK    CITISTREET LARGE     CITISTREET SMALL
                                       BOND FUND                FUND            COMPANY STOCK FUND   COMPANY STOCK FUND
                                 ----------------------   -------------------   ------------------   ------------------
ASSETS:
  Investments at market value:        $366,405,349           $261,909,621          $335,861,272         $205,949,256

  Other assets ...............                  --                     --                    --                   --
                                      ------------           ------------          ------------         ------------

  Total Assets ...............         366,405,349            261,909,621           335,861,272          205,949,256
                                      ------------           ------------          ------------         ------------

LIABILITIES:
  Payables:
    Insurance charges ........              37,421                 26,812                34,865               21,296
  Other liabilities ..........                  --                     --                    --                   --
                                      ------------           ------------          ------------         ------------
    Total Liabilities ........              37,421                 26,812                34,865               21,296
                                      ------------           ------------          ------------         ------------

  NET ASSETS:                         $366,367,928           $261,882,809          $335,826,407         $205,927,960
                                      ============           ============          ============         ============

                        See Notes to Financial Statements

                                      -2-

                             THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                 TEMPLETON ASSET   TEMPLETON GLOBAL    TEMPLETON GROWTH
DREYFUS STOCK INDEX   SMALL CAP PORTFOLIO-  FRANKLIN SMALL CAP    STRATEGY FUND-   INCOME SECURITIES   SECURITIES FUND-
       FUND              INITIAL CLASS        FUND-CLASS 2           CLASS 1         FUND-CLASS 1          CLASS 1
-------------------   -------------------   ------------------   ---------------   -----------------   ----------------

   $472,232,102           $41,944,221            $464,509         $157,756,398        $8,655,805         $354,266,443

             --                    --                  --                   --                --                   --
   ------------           -----------            --------         ------------        ----------         ------------

    472,232,102            41,944,221             464,509          157,756,398         8,655,805          354,266,443
   ------------           -----------            --------         ------------        ----------         ------------

         49,057                 4,334                  48               16,150               884               36,449
             --                    --                  --                   --                --                   --
   ------------           -----------            --------         ------------        ----------         ------------

         49,057                 4,334                  48               16,150               884               36,449
   ------------           -----------            --------         ------------        ----------         ------------

   $472,183,045           $41,939,887            $464,461         $157,740,248        $8,654,921         $354,229,994
   ============           ===========            ========         ============        ==========         ============

                        See Notes to Financial Statements

                                      -3-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                   PUTNAM VT
                                                        INTERNATIONAL GROWTH   INTERNATIONAL GROWTH    PUTNAM VT SMALL CAP
                                    FUNDAMENTAL VALUE    PORTFOLIO - SERVICE      FUND - CLASS IB     VALUE FUND - CLASS IB
                                       PORTFOLIO              SHARES                  SHARES                 SHARES
                                    -----------------   --------------------   --------------------   --------------------
ASSETS:
  Investments at market value:...      $9,645,131             $640,213               $738,353             $13,068,579

  Other assets ..................              --                   --                     --                      --
                                       ----------             --------               --------             -----------

     Total Assets ...............       9,645,131              640,213                738,353              13,068,579
                                       ----------             --------               --------             -----------
LIABILITIES:
  Payables:
   Insurance charges ............             988                   73                     95                   1,329
  Other liabilities .............              --                   --                     --                      --
                                       ----------             --------               --------             -----------

     Total Liabilities ..........             988                   73                     95                   1,329
                                       ----------             --------               --------             -----------

NET ASSETS:                            $9,644,143             $640,140               $738,258             $13,067,250
                                       ==========             ========               ========             ===========

                       See Notes to Financial Statements

                                      -4-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                      DISCIPLINED MID CAP   MFS MID CAP GROWTH   SOCIAL AWARENESS
CAPITAL FUND      INVESTORS FUND   SMALL CAP GROWTH    STOCK PORTFOLIO          PORTFOLIO         STOCK PORTFOLIO
---------------   --------------   ----------------   -------------------   ------------------   -----------------

  $10,823,898       $2,474,001         $493,489           $32,158,171           $2,225,375          $45,903,636

          654               --               --                    --                   --                   --
  -----------       ----------         --------           -----------           ----------          -----------

   10,824,552        2,474,001          493,489            32,158,171            2,225,375           45,903,636
  -----------       ----------         --------           -----------           ----------          -----------

        1,110              256               49                 3,333                  230                4,759
           83               --               --                    --                   --                   --
  -----------       ----------         --------           -----------           ----------          -----------

        1,193              256               49                 3,333                  230                4,759
  -----------       ----------         --------           -----------           ----------          -----------

  $10,823,359       $2,473,745         $493,440           $32,154,838           $2,225,145          $45,898,877
  ===========       ==========         ========           ===========           ==========          ===========

                       See Notes to Financial Statements

                                      -5-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                    U.S. GOVERNMENT                           ALLIANCE GROWTH   MFS TOTAL RETURN
                                 SECURITIES PORTFOLIO   UTILITIES PORTFOLIO       PORTFOLIO         PORTFOLIO
                                 --------------------   -------------------   ---------------   ----------------
Assets:
  Investments at market value:       $56,825,944            $30,562,834         $108,987,931      $66,120,037

  Other assets ...............                --                     --                   --               --
                                     -----------            -----------         ------------      -----------

    Total Assets .............        56,825,944             30,562,834          108,987,931       66,120,037
                                     -----------            -----------         ------------      -----------

Liabilities:
  Payables:
   Insurance charges .........             5,798                  3,140               11,297            6,793
  Other liabilities ..........                --                     --                   --               --
                                     -----------            -----------         ------------      -----------

     Total Liabilities .......             5,798                  3,140               11,297            6,793
                                     -----------            -----------         ------------      -----------

Net Assets:                          $56,820,146            $30,559,694         $108,976,634      $66,113,244
                                     ===========            ===========         ============      ===========

                       See Notes to Financial Statements

                                      -6-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                     SALOMON BROTHERS      SMITH BARNEY                             SMITH BARNEY
PUTNAM DIVERSIFIED   GLOBAL HIGH YIELD   AGGRESSIVE GROWTH   SMITH BARNEY HIGH   INTERNATIONAL ALL CAP   SMITH BARNEY LARGE
INCOME PORTFOLIO         PORTFOLIO           PORTFOLIO       INCOME PORTFOLIO       GROWTH PORTFOLIO     CAP VALUE PORTFOLIO
------------------   -----------------   -----------------   -----------------   ---------------------   -------------------

   $7,106,105            $458,631           $11,197,083         $3,267,065            $24,797,521            $30,734,339
           --                  --                    --                 --                     --                     --
   ----------            --------           -----------         ----------            -----------            -----------

    7,106,105             458,631            11,197,083          3,267,065             24,797,521             30,734,339
   ----------            --------           -----------         ----------            -----------            -----------

          728                  54                 1,153                337                  2,557                  3,179
           --                  --                    --                 --                     --                     --
   ----------            --------           -----------         ----------            -----------            -----------

          728                  54                 1,153                337                  2,557                  3,179
   ----------            --------           -----------         ----------            -----------            -----------

   $7,105,377            $458,577           $11,195,930         $3,266,728            $24,794,964            $30,731,160
   ==========            ========           ===========         ==========            ===========            ===========

                       See Notes to Financial Statements

                                      -7-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                    SMITH BARNEY LARGE
                                   CAPITALIZATION GROWTH        EQUITY-INCOME          GROWTH PORTFOLIO-  HIGH INCOME PORTFOLIO
                                         PORTFOLIO         PORTFOLIO - INITIAL CLASS    INITIAL CLASS        -INITIAL CLASS
                                   ---------------------   -------------------------   -----------------   --------------------
ASSETS:
  Investments at market value:           $904,735                 $402,358,649            $770,117,405         $41,938,802

  Other assets .................               --                           --                      --                  --
                                         --------                 ------------            ------------         -----------

     Total Assets ..............          904,735                  402,358,649             770,117,405          41,938,802
                                         --------                 ------------            ------------         -----------

LIABILITIES:
  Payables:
    Insurance charges ..........               95                       41,655                  80,202               4,301
  Other liabilities ............               --                           --                      --                  --
                                         --------                 ------------            ------------         -----------

     Total Liabilities..........               95                       41,655                  80,202               4,301
                                         --------                 ------------            ------------         -----------

NET ASSETS:                              $904,640                 $402,316,994            $770,037,203         $41,934,501
                                         ========                 ============            ============         ===========

                       See Notes to Financial Statements

                                      -8-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                            FIDELITY VIP MID CAP
     ASSET MANAGER          PORTFOLIO - SERVICE
PORTFOLIO - INITIAL CLASS         CLASS 2             COMBINED
-------------------------   --------------------   --------------

    $307,576,193                $1,559,615         $5,172,378,122

              --                        --                    654
    ------------                ----------         --------------

     307,576,193                 1,559,615          5,172,378,776
    ------------                ----------         --------------

          31,716                       153                535,036
              --                        --                     83
    ------------                ----------         --------------

          31,716                       153                535,119
    ------------                ----------         --------------

    $307,544,477                $1,559,462         $5,171,843,657
    ============                ==========         ==============

                       See Notes to Financial Statements

                                      -9-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                    CAPITAL APPRECIATION   HIGH YIELD BOND     MANAGED       PREMIER GROWTH
                                                            FUND                TRUST        ASSETS TRUST   PORTFOLIO - CLASS B
                                                    --------------------   ---------------   ------------   -------------------
INVESTMENT INCOME:
  Dividends .....................................      $   3,773,796         $1,745,249      $  6,773,638         $     --
                                                       -------------         ----------      ------------         --------

EXPENSES:
  Insurance charges .............................         10,318,805            335,936         3,220,919            3,160
                                                       -------------         ----------      ------------         --------

      Net investment income (loss) ..............         (6,545,009)         1,409,313         3,552,719           (3,160)
                                                       -------------         ----------      ------------         --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..................                 --                 --        15,055,647            8,304
    Realized gain (loss) on sale of investments .          9,149,748           (185,394)        1,257,582          (21,556)
                                                       -------------         ----------      ------------         --------

      Realized gain (loss) ......................          9,149,748           (185,394)       16,313,229          (13,252)
                                                       -------------         ----------      ------------         --------

   Change in unrealized gain (loss)
      on investments ............................       (282,231,639)           678,605       (37,188,546)           1,006
                                                       -------------         ----------      ------------         --------

Net increase (decrease) in net assets
   resulting from operations ....................      $(279,626,900)        $1,902,524      $(17,322,598)        $(15,406)
                                                       =============         ==========      ============         ========

                       See Notes to Financial Statements

                                      -10-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                             CITISTREET
CITISTREET DIVERSIFIED   INTERNATIONAL STOCK    CITISTREET LARGE     CITISTREET SMALL     GLOBAL HIGH-YIELD   INTERMEDIATE-TERM
      BOND FUND                FUND            COMPANY STOCK FUND   COMPANY STOCK FUND         BOND FUND          BOND FUND
----------------------   -------------------   ------------------   --------------------   -----------------   -----------------

     $13,632,565            $   3,518,897         $  2,863,232          $     78,097         $ 10,648,797         $ 8,183,589
     -----------            -------------         ------------          ------------         ------------         -----------

       4,155,534                3,047,224            4,031,462             3,019,279              315,077             425,513
     -----------            -------------         ------------          ------------         ------------         -----------

       9,477,031                  471,673           (1,168,230)           (2,941,182)          10,333,720           7,758,076
     -----------            -------------         ------------          ------------         ------------         -----------

              --               46,105,460           20,209,307            69,680,861                   --                  --
       3,783,650                1,160,563           (5,082,798)           13,103,559          (18,819,684)         (3,524,556)
     -----------            -------------         ------------          ------------         ------------         -----------

       3,783,650               47,266,023           15,126,509            82,784,420          (18,819,684)         (3,524,556)
     -----------            -------------         ------------          ------------         ------------         -----------

       4,784,886             (108,672,258)         (73,619,304)          (82,490,562)          10,476,789          (1,154,370)
     -----------            -------------         ------------          ------------         ------------         -----------

     $18,045,567            $ (60,934,562)        $(59,661,025)         $ (2,647,324)        $  1,990,825         $ 3,079,150
     ===========            =============         ============          ============         ============         ===========

                       See Notes to Financial Statements

                                      -11-

                             THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                          TEMPLETON ASSET
                                        DREYFUS STOCK INDEX   SMALL CAP PORTFOLIO-   FRANKLIN SMALL CAP   STRATEGY FUND-
                                               FUND               INITIAL CLASS        FUND - CLASS 2         CLASS 1
                                        -------------------   --------------------   ------------------   ---------------
INVESTMENT INCOME:
   Dividends ........................       $  5,433,399          $   175,774             $   102          $  2,513,580
                                            ------------          -----------             -------          ------------

EXPENSES:
   Insurance charges ................          6,216,575              481,110               1,487             2,183,899
                                            ------------          -----------             -------          ------------

       Net investment income (loss)..           (783,176)            (305,336)             (1,385)              329,681
                                            ------------          -----------             -------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....          2,493,208            2,730,456                  --            16,381,914
      Realized gain (loss) on sale of
         investments ................          5,038,936           (3,064,898)              4,169            (2,200,378)
                                            ------------          -----------             -------          ------------

Realized gain (loss) ................          7,532,144             (334,442)              4,169            14,181,536
                                            ------------          -----------             -------          ------------

Change in unrealized gain (loss)
   on investments ...................        (81,128,934)          (2,404,247)             20,264           (35,503,681)
                                            ------------          -----------             -------          ------------

Net increase (decrease) in net assets
   resulting from operations ........       $(74,379,966)         $(3,044,025)            $23,048          $(20,992,464)
                                            ============          ===========             =======          ============

                        See Notes to Financial Statements

                                      -12-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                       PUTNAM VT
 TEMPLETON GLOBAL   TEMPLETON GROWTH                        INTERNATIONAL GROWTH  INTERNATIONAL GROWTH     PUTNAM VT SMALL-CAP
INCOME SECURITIES   SECURITIES FUND-    FUNDAMENTAL VALUE    PORTFOLIO - SERVICE     FUND - CLASS IB      VALUE FUND - CLASS IB
 FUND - CLASS 1          CLASS 1            PORTFOLIO             SHARES                SHARES                  SHARES
-----------------   ----------------   -----------------   --------------------   -------------------   ---------------------

    $ 318,077         $  7,644,911         $  18,311             $  1,722               $    --               $      --
    ---------         ------------         ---------             --------               -------               ---------

      110,767            4,619,935            36,878                2,519                 3,778                  54,600
    ---------         ------------         ---------             --------               -------               ---------

      207,310            3,024,976           (18,567)                (797)               (3,778)                (54,600)
    ---------         ------------         ---------             --------               -------               ---------

           --           63,714,997           270,471                   --                    --                      --

     (324,916)          (5,044,794)          (11,973)             (14,653)               22,326                (227,277)
    ---------         ------------         ---------             --------               -------               ---------

     (324,916)          58,670,203           258,498              (14,653)               22,326                (227,277)
    ---------         ------------         ---------             --------               -------               ---------

      238,387          (70,924,712)         (205,685)              20,145                15,340                 714,871
    ---------         ------------         ---------             --------               -------               ---------

    $ 120,781         $ (9,229,533)        $  34,246             $  4,695               $33,888               $ 432,994
    =========         ============         =========             ========               =======               =========

                        See Notes to Financial Statements

                                      -13-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                        SMALL CAP GROWTH   DISCIPLINED MID CAP
                                        CAPITAL FUND   INVESTORS FUND        FUND            STOCK PORTFOLIO
                                        ------------   --------------   ----------------   -------------------
INVESTMENT INCOME:
   Dividends ........................     $ 72,258         $17,676           $    --           $    87,751
                                          --------         -------           -------           -----------

EXPENSES:
   Insurance charges ................       43,737           9,775             1,706               373,157
                                          --------         -------           -------           -----------

      Net investment income (loss) ..       28,521           7,901            (1,706)             (285,406)
                                          --------         -------           -------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....        3,123             774                --             2,157,100
      Realized gain (loss) on sale of
         investments ................      (21,604)         (4,306)           (4,612)             (736,057)
                                          --------         -------           -------           -----------

         Realized gain (loss) .......      (18,481)         (3,532)           (4,612)            1,421,043
                                          --------         -------           -------           -----------

Change in unrealized gain (loss)
   on investments ...................       59,226             603            25,077            (3,016,070)
                                          --------         -------           -------           -----------

Net increase (decrease) in net assets
   resulting from operations ........     $ 69,266         $ 4,972           $18,759           $(1,880,433)
                                          ========         =======           =======           ===========

                        See Notes to Financial Statements

                                      -14-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

MFS MID CAP GROWTH   SOCIAL AWARENESS      U.S.GOVERNMENT                             ALLIANCE GROWTH   MFS TOTAL RETURN
    PORTFOLIO        STOCK PORTFOLIO    SECURITIES PORTFOLIO    UTILITIES PORTFOLIO      PORTFOLIO         PORTFOLIO
------------------   ----------------   --------------------   --------------------   ---------------   ----------------

    $      --          $   198,562           $1,956,284            $    673,401        $    236,121        $ 1,705,786
    ---------          -----------           ----------            ------------        ------------        -----------

        8,696              611,356              638,202                 475,026           1,479,646            755,351
    ---------          -----------           ----------            ------------        ------------        -----------

       (8,696)            (412,794)           1,318,082                 198,375          (1,243,525)           950,435
    ---------          -----------           ----------            ------------        ------------        -----------

      272,386                   --                   --               1,712,332          17,425,014          2,122,756

     (144,739)             494,999              316,242                  57,110          (1,829,212)           201,471
    ---------          -----------           ----------            ------------        ------------        -----------

      127,647              494,999              316,242               1,769,442          15,595,802          2,324,227
    ---------          -----------           ----------            ------------        ------------        -----------

     (281,874)          (9,425,149)             384,082             (12,253,169)        (32,926,003)        (3,983,050)
    ---------          -----------           ----------            ------------        ------------        -----------

    $(162,923)         $(9,342,944)          $2,018,406            $(10,285,352)       $(18,573,726)       $  (708,388)
    =========          ===========           ==========            ============        ============        ===========

                        See Notes to Financial Statements

                                      -15-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                           SALOMON BROTHERS     SMITH BARNEY
                                                     PUTNAM DIVERSIFIED   GLOBAL HIGH YIELD   AGGRESSIVE GROWTH   SMITH BARNEY HIGH
                                                      INCOME PORTFOLIO        PORTFOLIO           PORTFOLIO        INCOME PORTFOLIO
                                                     ------------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends.......................................      $ 564,589             $ 26,600            $     --            $ 433,394
                                                        ---------             --------            --------            ---------

EXPENSES:
  Insurance charges...............................         89,976                5,545              38,393               43,640
                                                        ---------             --------            --------            ---------

    Net investment income (loss)..................        474,613               21,055             (38,393)             389,754
                                                        ---------             --------            --------            ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution....................             --                   --                  --                   --
    Realized gain (loss) on sale of investments...       (184,783)             (16,603)             (2,099)            (278,093)
                                                        ---------             --------            --------            ---------

      Realized gain (loss)........................       (184,783)             (16,603)             (2,099)            (278,093)
                                                        ---------             --------            --------            ---------

    Change in unrealized gain (loss)
      on investments..............................        (85,298)              15,037             237,630             (315,930)
                                                        ---------             --------            --------            ---------

  Net increase (decrease) in net assets
    resulting from operations.....................      $ 204,532             $ 19,489            $197,138            $(204,269)
                                                        =========             ========            ========            =========

                       See Notes to Financial Statements

                                      -16-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

    SMITH BARNEY                               SMITH BARNEY LARGE                                                    HIGH INCOME
INTERNATIONAL ALL CAP    SMITH BARNEY LARGE   CAPITALIZATION GROWTH        EQUITY-INCOME        GROWTH PORTFOLIO-     PORTFOLIO
   GROWTH PORTFOLIO     CAP VALUE PORTFOLIO         PORTFOLIO         PORTFOLIO-INITIAL CLASS     INITIAL CLASS     -INITIAL CLASS
---------------------   -------------------   ---------------------   -----------------------   -----------------   ---------------

    $         --            $   427,242              $    --               $  7,501,122           $     704,972      $ 6,776,561
    ------------            -----------              -------               ------------           -------------      -----------

         350,371                382,832                3,107                  5,312,852              10,651,869          622,527
    ------------            -----------              -------               ------------           -------------      -----------

        (350,371)                44,410               (3,107)                 2,188,270              (9,946,897)       6,154,034
    ------------            -----------              -------               ------------           -------------      -----------

              --              1,097,907                   --                 21,074,580              66,267,394               --
     (11,664,707)               (71,909)              (5,301)                 5,029,930               4,755,515       (9,721,793)
    ------------            -----------              -------               ------------           -------------      -----------

     (11,664,707)             1,025,998               (5,301)                26,104,510              71,022,909       (9,721,793)
    ------------            -----------              -------               ------------           -------------      -----------

       2,304,289             (3,974,860)              17,004                (56,305,821)           (251,306,771)      (2,893,596)
    ------------            -----------              -------               ------------           -------------      -----------

    $ (9,710,789)           $(2,904,452)             $ 8,596               $(28,013,041)          $(190,230,759)     $(6,461,355)
    ============            ===========              =======               ============           =============      ===========

                       See Notes to Financial Statements

                                      -17-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                               FIDELITY VIP MID CAP
                                                          ASSET MANAGER         PORTFOLIO-SERVICE
                                                     PORTFOLIO-INITIAL CLASS          CLASS 2             COMBINED
                                                     -----------------------    -------------------   ---------------
INVESTMENT INCOME:
  Dividends.......................................        $ 14,325,411              $    --           $   103,031,466
                                                          ------------              -------           ---------------

EXPENSES:
  Insurance charges...............................           4,071,133                3,699                68,557,053
                                                          ------------              -------           ---------------

    Net investment income (loss)..................          10,254,278               (3,699)               34,474,413
                                                          ------------              -------           ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution....................           5,372,029                   --               354,156,020
    Realized gain (loss) on sale of investments...          (2,489,931)              (2,244)              (21,325,070)
                                                          ------------              -------           ---------------

      Realized gain (loss)........................           2,882,098               (2,244)              332,830,950
                                                          ------------              -------           ---------------

    Change in unrealized gain (loss)
      on investments..............................         (32,474,313)              56,017            (1,164,716,584)
                                                          ------------              -------           ---------------

Net increase (decrease) in net assets
  resulting from operations.......................        $(19,337,937)             $50,074           $  (797,411,221)
                                                          ============              =======           ===============

                       See Notes to Financial Statements

                                      -18-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                          CAPITAL APPRECIATION FUND         HIGH YIELD BOND TRUST         MANAGED ASSETS TRUST
                                        -------------------------------   --------------------------   ---------------------------
                                             2001             2000            2001          2000          2001           2000
                                        --------------   --------------   ------------   -----------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ......   $   (6,545,009)  $  (16,429,711)  $  1,409,313   $ 1,663,154   $  3,552,719   $  2,082,464
  Realized gain (loss) ..............        9,149,748      109,868,571       (185,394)     (145,305)    16,313,229     43,254,071
  Change in unrealized
    gain (loss) on investments ......     (282,231,639)    (414,912,017)       678,605    (1,587,512)   (37,188,546)   (53,505,240)
                                        --------------   --------------   ------------   -----------   ------------   ------------
  Net increase (decrease)
    in net assets resulting
    from operations .................     (279,626,900)    (321,473,157)     1,902,524       (69,663)   (17,322,598)    (8,168,705)
                                        --------------   --------------   ------------   -----------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .....      103,173,958      155,199,986      2,347,245     1,885,216     15,552,132     18,984,246
  Participant transfers from other
    Travelers accounts ..............       66,181,747      343,798,597     15,856,154     4,034,340     10,496,471     19,050,253
  Administrative and asset
    allocation charges ..............       (1,176,443)      (1,298,589)       (29,944)      (23,000)      (276,014)      (266,061)
  Contract surrenders ...............      (68,634,627)    (119,017,307)    (2,472,302)   (2,463,198)   (24,545,406)   (28,621,947)
  Participant transfers to other
    Travelers accounts ..............     (158,250,117)    (314,603,949)   (10,196,260)   (6,465,373)   (18,948,782)   (31,789,532)
  Other payments to participants ....         (781,835)      (3,071,831)      (125,139)     (195,079)      (861,151)    (1,355,241)
                                        --------------   --------------   ------------   -----------   ------------   ------------
  Net increase (decrease)
    in net assets resulting
    from unit transactions ..........      (59,487,317)      61,006,907      5,379,754    (3,227,094)   (18,582,750)   (23,998,282)
                                        --------------   --------------   ------------   -----------   ------------   ------------
  Net increase (decrease)
    in net assets ...................     (339,114,217)    (260,466,250)     7,282,278    (3,296,757)   (35,905,348)   (32,166,987)

NET ASSETS:
  Beginning of year .................    1,050,574,912    1,311,041,162     22,279,433    25,576,190    278,303,656    310,470,643
                                        --------------   --------------   ------------   -----------   ------------   ------------
  End of year .......................   $  711,460,695   $1,050,574,912   $ 29,561,711   $22,279,433   $242,398,308   $278,303,656
                                        ==============   ==============   ============   ===========   ============   ============

                       See Notes to Financial Statements

                                      -19-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                  PREMIER GROWTH
                                                    PORTFOLIO -        CITISTREET DIVERSIFIED        CITISTREET INTERNATIONAL
                                                     CLASS B                 BOND FUND                       STOCK FUND
                                                 -----------------   ---------------------------   ----------------------------
                                                   2001      2000       2001           2000           2001            2000
                                                 ----------   ----   ------------   ------------   -------------   ------------
OPERATIONS:
   Net investment income (loss) ..............   $   (3,160)   $--   $  9,477,031   $ 11,093,125   $     471,673   $ (1,149,318)
   Realized gain (loss) ......................      (13,252)    --      3,783,650       (215,801)     47,266,023     33,112,161
   Change in unrealized gain (loss)
      on investments ..........................       1,006     --      4,784,886     12,569,077    (108,672,258)   (61,111,399)
                                                 ----------    ---   ------------   ------------   -------------   ------------
   Net increase (decrease) in net assets
     resulting from operations ...............      (15,406)    --     18,045,567     23,446,401     (60,934,562)   (29,148,556)
                                                 ----------    ---   ------------   ------------   -------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments .............      116,610     --     40,251,378     29,310,507      34,704,733     39,308,091
   Participant transfers from other
      Travelers accounts ......................   1,076,804     --    204,410,243     17,608,243      94,272,065     27,376,851
   Administrative and asset allocation charges         (436)    --     (4,163,633)    (2,708,398)     (2,697,077)    (3,276,537)
   Contract surrenders .......................       (6,006)    --    (41,844,468)   (37,423,984)    (29,809,891)   (46,250,643)
   Participant transfers to other
      Travelers accounts ......................    (445,209)    --    (74,146,343)   (34,356,077)    (41,406,379)   (69,395,733)
   Other payments to participants ............           --     --       (726,629)      (367,389)       (355,188)      (320,619)
                                                 ----------    ---   ------------   ------------   -------------   ------------
   Net increase (decrease) in net assets
      resulting from unit transactions ........     741,763     --    123,780,548    (27,937,098)     54,708,263    (52,558,590)
                                                 ----------    ---   ------------   ------------   -------------   ------------
   Net increase (decrease) in net assets .....      726,357     --    141,826,115     (4,490,697)     (6,226,299)   (81,707,146)

NET ASSETS:
   Beginning of year .........................           --     --    224,541,813    229,032,510     268,109,108    349,816,254
                                                 ----------    ---   ------------   ------------   -------------   ------------
   End of year ...............................   $  726,357    $--   $366,367,928   $224,541,813   $ 261,882,809   $268,109,108
                                                 ==========    ===   ============   ============   =============   ============

                       See Notes to Financial Statements

                                      -20-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

CITISTREET LARGE COMPANY        CITISTREET SMALL COMPANY         GLOBAL HIGH-YIELD
       STOCK FUND                     STOCK FUND                     BOND FUND             INTERMEDIATE-TERM BOND FUND
---------------------------   ----------------------------   ---------------------------   ----------------------------
   2001            2000           2001           2000            2001          2000            2001           2000
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------

$ (1,168,230)  $    178,825   $ (2,941,182)  $  (4,160,552)  $ 10,333,720   $  7,063,725   $   7,758,076   $  4,710,733
  15,126,509     20,895,769     82,784,420      35,927,453    (18,819,684)      (847,495)     (3,524,556)       (91,582)

 (73,619,304)   (87,461,744)   (82,490,562)     (3,095,020)    10,476,789    (10,242,002)     (1,154,370)       848,840
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------

 (59,661,025)   (66,387,150)    (2,647,324)     28,671,881      1,990,825     (4,025,772)      3,079,150      5,467,991
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------

  45,660,826     53,832,830     27,669,595      37,718,891      3,523,578     12,133,613       3,842,690     12,911,865

  71,488,896     64,318,831     15,909,887      43,093,315      1,559,167      7,539,594       5,612,280      8,978,806
  (3,743,337)    (4,145,584)    (2,376,828)     (3,224,478)      (215,658)    (1,046,812)       (244,663)    (1,157,004)
 (40,129,680)   (61,529,746)   (29,181,274)    (49,079,638)    (3,623,163)   (12,537,724)     (4,531,965)   (19,812,823)

 (25,145,762)   (62,726,448)   (95,795,942)   (105,518,358)   (79,258,258)   (12,755,002)   (111,973,348)   (16,900,220)
    (594,898)      (494,432)      (478,309)       (420,496)       (23,068)      (200,944)        (41,818)      (331,868)
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------

  47,536,045    (10,744,549)   (84,252,871)    (77,430,764)   (78,037,402)    (6,867,275)   (107,336,824)   (16,311,244)
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------
 (12,124,980)   (77,131,699)   (86,900,195)    (48,758,883)   (76,046,577)   (10,893,047)   (104,257,674)   (10,843,253)

 347,951,387    425,083,086    292,828,155     341,587,038     76,046,577     86,939,624     104,257,674    115,100,927
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------
$335,826,407   $347,951,387   $205,927,960   $ 292,828,155   $         --   $ 76,046,577   $          --   $104,257,674
============   ============   ============   =============   ============   ============   =============   ============

                       See Notes to Financial Statements

                                      -21-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                       DREYFUS STOCK INDEX        SMALL CAP PORTFOLIO-INITIAL    FRANKLIN SMALL CAP
                                                             FUND                            CLASS                 FUND - CLASS 2
                                                    ---------------------------   ---------------------------    ------------------
                                                       2001            2000           2001           2000          2001        2000
                                                    ------------   ------------   ------------   ------------    ---------     ----
OPERATIONS:
   Net investment income (loss) .................   $   (783,176)  $ (1,912,276)  $   (305,336)  $   (154,624)   $  (1,385)     $--
   Realized gain (loss) .........................      7,532,144     25,090,254       (334,442)    15,794,823        4,169       --
   Change in unrealized gain (loss)
      on investments ............................    (81,128,934)   (87,726,014)    (2,404,247)   (14,390,489)      20,264       --
                                                    ------------   ------------   ------------   ------------    ---------      ---

      Net increase (decrease) in net assets
         resulting from operations ..............    (74,379,966)   (64,548,036)    (3,044,025)     1,249,710       23,048       --
                                                    ------------   ------------   ------------   ------------    ---------      ---

UNIT TRANSACTIONS:
   Participant purchase payments ................     62,122,773     79,121,005      9,559,288      5,503,595       65,941       --
   Participant transfers from other
      Travelers accounts ........................     37,631,575     74,807,183     20,445,021     37,016,392      712,236       --
   Administrative and asset allocation charges...       (789,821)      (797,773)       (72,166)       (33,449)        (209)      --
   Contract surrenders ..........................    (41,230,173)   (57,060,294)    (2,494,310)    (2,344,229)        (125)      --
   Participant transfers to other
      Travelers accounts ........................    (66,364,169)   (99,262,580)   (17,880,346)   (15,062,551)    (336,430)      --
   Other payments to participants ...............       (803,905)    (1,620,433)       (36,026)        (6,457)          --       --
                                                    ------------   ------------   ------------   ------------    ---------      ---

      Net increase (decrease) in net assets
         resulting from unit transactions .......     (9,433,720)    (4,812,892)     9,521,461     25,073,301      441,413       --
                                                    ------------   ------------   ------------   ------------    ---------      ---

         Net increase (decrease) in net assets...    (83,813,686)   (69,360,928)     6,477,436     26,323,011      464,461       --

NET ASSETS:
   Beginning of year ............................    555,996,731    625,357,659     35,462,451      9,139,440           --       --
                                                    ------------   ------------   ------------   ------------    ---------      ---
   End of year ..................................   $472,183,045   $555,996,731   $ 41,939,887   $ 35,462,451    $ 464,461      $--
                                                    ============   ============   ============   ============    =========      ===

                       See Notes to Financial Statements

                                      -22-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

TEMPLETON ASSET STRATEGY        TEMPLETON GLOBAL INCOME    TEMPLETON GROWTH SECURITIES   FUNDAMENTAL VALUE
      FUND - CLASS 1           SECURITIES FUND - CLASS 1         FUND - CLASS 1             PORTFOLIO
----------------------------   -------------------------   ---------------------------   -----------------
   2001             2000          2001          2000          2001            2000          2001      2000
------------    ------------   -----------   -----------   ------------   ------------   ----------   ----

$    329,681    $  2,590,447   $   207,310   $   428,096   $  3,024,976   $   (437,284   $  (18,567)   $--
  14,181,536      38,909,830      (324,916)     (397,227)    58,670,203     86,611,597      258,498     --

 (35,503,681)    (43,663,732)      238,387       304,452    (70,924,712)   (62,580,181)    (205,685)    --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---

 (20,992,464)     (2,163,455)      120,781       335,321     (9,229,533)    23,594,132       34,246     --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---

   8,554,623      12,416,626       670,652       736,128     22,708,562     29,242,635    1,477,003     --

   3,382,236       9,351,294     5,188,202     1,605,250     11,840,009     28,949,730    9,018,011     --
    (153,790)       (169,107)       (8,551)       (8,036)      (348,509)      (343,431)      (6,752)    --
 (16,910,664)    (26,070,544)   (1,094,822)   (1,272,312)   (33,529,643)   (39,962,280)     (74,616)    --

 (15,844,476)    (25,775,181)   (5,310,620)   (2,549,706)   (31,981,121)   (51,230,526)    (842,640)    --
    (661,110)     (1,016,359)      (43,449)      (41,113)      (956,833)      (829,653)      38,891     --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---

 (21,633,181)    (31,263,271)     (598,588)   (1,529,789)   (32,267,535)   (34,173,525)   9,609,897     --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---

 (42,625,645)    (33,426,726)     (477,807)   (1,194,468)   (41,497,068)   (10,579,393)   9,644,143     --

 200,365,893     233,792,619     9,132,728    10,327,196    395,727,062    406,306,455           --     --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---
$157,740,248    $200,365,893   $ 8,654,921   $ 9,132,728   $354,229,994   $395,727,062   $9,644,143    $--
============    ============   ===========   ===========   ============   ============   ==========    ===

                       See Notes to Financial Statements

                                      -23-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                              INTERNATIONAL GROWTH         PUTNAM VT               PUTNAM VT
                                                   PORTFOLIO -        INTERNATIONAL GROWTH    SMALL CAP VALUE FUND
                                                 SERVICE SHARES      FUND - CLASS IB SHARES    - CLASS IB SHARES
                                              --------------------   ----------------------   ----------------------
                                                 2001         2000       2001          2000       2001         2000
                                              -----------     ----   ------------      ----   -----------      ----
OPERATIONS:
  Net investment income (loss) ..............   $      (797)     $--   $     (3,778)      $--   $   (54,600)     $--
  Realized gain (loss) ......................       (14,653)      --         22,326        --      (227,277)      --
  Change in unrealized gain (loss)
     on investments .........................        20,145       --         15,340        --       714,871       --
                                                -----------      ---   ------------       ---   -----------      ---

     Net increase (decrease) in net assets
        resulting from operations ...........         4,695       --         33,888        --       432,994       --
                                                -----------      ---   ------------       ---   -----------      ---

UNIT TRANSACTIONS:
  Participant purchase payments .............       185,132       --         72,857        --       997,375       --
  Participant transfers from other
     Travelers accounts .....................     4,480,531       --     14,249,378        --    18,640,685       --
  Administrative and asset allocation charges          (727)      --           (452)       --        (5,959)      --
  Contract surrenders .......................          (615)      --        (13,333)       --      (311,824)      --
  Participant transfers to other
     Travelers accounts .....................    (4,028,876)      --    (13,604,080)       --    (6,684,419)      --
  Other payments to participants ............            --       --             --        --        (1,602)      --
                                                -----------      ---   ------------       ---   -----------      ---

     Net increase (decrease) in net assets
        resulting from unit transactions ....       635,445       --        704,370        --    12,634,256       --
                                                -----------      ---   ------------       ---   -----------      ---

        Net increase (decrease) in net assets       640,140       --        738,258        --    13,067,250       --

NET ASSETS:
     Beginning of year ......................            --       --             --        --            --       --
                                                -----------      ---   ------------       ---   -----------      ---
     End of year ............................   $   640,140      $--   $    738,258       $--   $13,067,250      $--
                                                ===========      ===   ============       ===   ===========      ===

                       See Notes to Financial Statements

                                      -24-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                 DISCIPLINED MID CAP STOCK
   CAPITAL FUND       INVESTORS FUND     SMALL CAP GROWTH FUND            PORTFOLIO
------------------   -----------------   ---------------------   --------------------------
    2001      2000      2001      2000      2001          2000       2001           2000
-----------   ----   ----------   ----   ---------        ----   ------------   -----------

$    28,521    $--   $    7,901    $--   $  (1,706)        $--   $   (285,406)  $  (122,706)
    (18,481)    --       (3,532)    --      (4,612)         --      1,421,043       437,866

     59,226     --          603     --      25,077          --     (3,016,070)      492,235
-----------    ---   ----------    ---   ---------         ---   ------------   -----------

     69,266     --        4,972     --      18,759          --     (1,880,433)      807,395
-----------    ---   ----------    ---   ---------         ---   ------------   -----------

  1,183,389     --      248,361     --      61,141          --      6,528,266     2,472,197

 11,279,075     --    2,413,879     --     626,593          --     16,495,251    28,497,698
     (5,790)    --       (1,287)    --        (291)         --        (44,331)      (14,314)
   (201,470)    --      (12,970)    --      (7,260)         --     (2,367,218)   (1,078,448)

 (1,503,977)    --     (179,210)    --    (205,502)         --    (13,599,660)   (6,463,196)
      2,866     --           --     --          --          --        (27,659)         (882)
-----------    ---   ----------    ---   ---------         ---   ------------   -----------

 10,754,093     --    2,468,773     --     474,681          --      6,984,649    23,413,055
-----------    ---   ----------    ---   ---------         ---   ------------   -----------

 10,823,359     --    2,473,745     --     493,440          --      5,104,216    24,220,450

         --     --           --     --          --          --     27,050,622     2,830,172
-----------    ---   ----------    ---   ---------         ---   ------------   -----------
$10,823,359    $--   $2,473,745    $--   $ 493,440         $--   $ 32,154,838   $27,050,622
===========    ===   ==========    ===   =========         ===   ============   ===========

                       See Notes to Financial Statements

                                      -25-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 MFS MID CAP GROWTH     SOCIAL AWARENESS STOCK      U.S. GOVERNMENT SECURITIES
                                                      PORTFOLIO                PORTFOLIO                     PORTFOLIO
                                                 ------------------   --------------------------   ---------------------------
                                                    2001       2000       2001          2000           2001           2000
                                                 -----------   ----   -----------   ------------   ------------   ------------
OPERATIONS:
   Net investment income (loss) ..............   $    (8,696)   $--   $  (412,794)  $   (395,032)  $  1,318,082   $  1,754,825
   Realized gain (loss) ......................       127,647     --       494,999      2,642,576        316,242       (472,072)
   Change in unrealized gain (loss)
      on investments .........................      (281,874)    --    (9,425,149)    (3,232,857)       384,082      3,517,683
                                                 -----------    ---   -----------   ------------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from operations ...........      (162,923)    --    (9,342,944)      (985,313)     2,018,406      4,800,436
                                                 -----------    ---   -----------   ------------   ------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments .............       254,162     --     6,769,295      8,452,462      3,852,254      2,516,304
   Participant transfers from other
      Travelers accounts .....................     3,359,122     --     2,328,561      5,131,477     30,111,861     15,321,978
   Administrative and asset allocation charges        (1,074)    --       (87,587)       (88,047)       (47,529)       (37,195)
   Contract surrenders .......................        (6,851)    --    (3,330,707)    (5,182,903)    (6,602,370)    (5,230,355)
   Participant transfers to other
      Travelers accounts .....................    (1,217,291)    --    (5,679,376)   (10,482,042)   (14,876,764)   (15,554,637)
   Other payments to participants ............            --     --       (83,223)       (38,909)      (159,414)      (394,638)
                                                 -----------    ---   -----------   ------------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ....     2,388,068     --       (83,037)    (2,207,962)    12,278,038     (3,378,543)
                                                 -----------    ---   -----------   ------------   ------------   ------------

         Net increase (decrease) in net assets     2,225,145     --    (9,425,981)    (3,193,275)    14,296,444      1,421,893

NET ASSETS:
      Beginning of year ......................            --     --    55,324,858     58,518,133     42,523,702     41,101,809
                                                 -----------    ---   -----------   ------------   ------------   ------------
      End of year ............................   $ 2,225,145    $--   $45,898,877   $ 55,324,858   $ 56,820,146   $ 42,523,702
                                                 ===========    ===   ===========   ============   ============   ============

                       See Notes to Financial Statements

                                      -26-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                            PUTNAM DIVERSIFIED INCOME
    UTILITIES PORTFOLIO         ALLIANCE GROWTH PORTFOLIO     MFS TOTAL RETURN PORTFOLIO            PORTFOLIO
---------------------------    ---------------------------    --------------------------    -------------------------
    2001           2000             2001          2000            2001           2000           2001          2000
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

$    198,375   $    361,345    $ (1,243,525)  $ (1,657,257)   $    950,435   $   607,642    $   474,613   $   559,326
   1,769,442        996,217      15,595,802     13,278,068       2,324,227     1,717,418       (184,783)     (170,695)

 (12,253,169)     4,916,605     (32,926,003)   (41,089,393)     (3,983,050)    3,882,304        (85,298)     (507,473)
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

 (10,285,352)     6,274,167     (18,573,726)   (29,468,582)       (708,388)    6,207,364        204,532      (118,842)
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

   4,557,588      2,705,909      16,348,612     21,689,113       8,272,186     4,493,697        761,512       943,512

  19,024,881     18,617,141      14,887,249     39,765,655      28,875,227     8,924,301      1,012,495       497,487
     (41,401)       (29,876)       (173,126)      (165,938)        (76,376)      (49,674)       (10,438)       (9,669)
  (3,332,563)    (3,900,390)     (8,428,225)   (14,737,669)     (5,414,912)   (3,329,081)      (777,696)   (1,403,733)

 (19,288,389)   (12,614,025)    (21,379,648)   (21,101,933)    (15,585,161)   (7,219,240)    (1,115,766)   (1,214,548)
    (219,024)      (116,397)       (213,721)      (330,048)       (273,045)     (176,381)       (31,658)       (9,216)
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

     701,092      4,662,362       1,041,141     25,119,180      15,797,919     2,643,622       (161,551)   (1,196,167)
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

  (9,584,260)    10,936,529     (17,532,585)    (4,349,402)     15,089,531     8,850,986         42,981    (1,315,009)

  40,143,954     29,207,425     126,509,219    130,858,621      51,023,713    42,172,727      7,062,396     8,377,405
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------
$ 30,559,694   $ 40,143,954    $108,976,634   $126,509,219    $ 66,113,244   $51,023,713    $ 7,105,377   $ 7,062,396
============   ============    ============   ============    ============   ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -27-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 SALOMON BROTHERS GLOBAL HIGH    SMITH BARNEY AGGRESSIVE      SMITH BARNEY HIGH
                                                       YIELD PORTFOLIO               GROWTH PORTFOLIO          INCOME PORTFOLIO
                                                 ----------------------------   ------------------------   ------------------------
                                                       2001         2000              2001      2000          2001          2000
                                                   -----------   ---------        -----------   ----       -----------   ----------
OPERATIONS:
  Net investment income (loss)................     $    21,055   $  14,253        $   (38,393)   $--       $   389,754   $  268,013
  Realized gain (loss)........................         (16,603)    (23,837)            (2,099)    --          (278,093)     (63,976)
  Change in unrealized gain (loss)
    on investments ...........................          15,037      19,937            237,630     --          (315,930)    (524,919)
                                                   -----------   ---------        -----------    ---       -----------   ----------

    Net increase (decrease) in net assets
      resulting from operations...............          19,489      10,353            197,138     --          (204,269)    (320,882)
                                                   -----------   ---------        -----------    ---       -----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments...............          33,913      35,078          2,082,322     --           447,414      416,608
  Participant transfers from other
    Travelers accounts........................       2,053,487     353,530         14,016,661     --         1,532,242      816,815
  Administrative and asset allocation
    charges...................................            (561)       (487)            (9,956)    --            (5,319)      (4,806)
  Contract surrenders.........................         (61,526)     (5,487)           (62,480)    --          (269,104)    (224,121)
  Participant transfers to other
    Travelers accounts........................      (1,885,741)   (361,802)        (5,027,803)    --        (1,461,655)    (827,857)
  Other payments to participants..............              --      (3,031)                48     --              (472)      (3,665)
                                                   -----------   ---------        -----------    ---       -----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions........         139,572      17,801         10,998,792     --           243,106      172,974
                                                   -----------   ---------        -----------    ---       -----------   ----------

      Net increase (decrease) in net assets...         159,061      28,154         11,195,930     --            38,837     (147,908)

NET ASSETS:
  Beginning of year...........................         299,516     271,362                 --     --         3,227,891    3,375,799
                                                   -----------   ---------        -----------    ---       -----------   ----------
  End of year.................................     $   458,577   $ 299,516        $11,195,930    $--       $ 3,266,728   $3,227,891
                                                   ===========   =========        ===========    ===       ===========   ==========

                       See Notes to Financial Statements

                                      -28-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

SMITH BARNEY INTERNATIONAL ALL      SMITH BARNEY LARGE CAP     SMITH BARNEY LARGE CAPITALIZATION     EQUITY-INCOME PORTFOLIO-
    CAP GROWTH PORTFOLIO               VALUE PORTFOLIO                   GROWTH PORTFOLIO                 INITIAL CLASS
------------------------------   ---------------------------   ---------------------------------   ----------------------------
    2001             2000            2001           2000                 2001      2000                2001            2000
-------------   -------------    ------------   ------------         -----------   ----            ------------   -------------
$    (350,371)  $    (221,625)   $     44,410   $      9,620          $   (3,107)   $--            $  2,188,270   $   2,819,403
  (11,664,707)     (1,351,074)      1,025,998      1,423,294              (5,301)    --              26,104,510      50,467,494

    2,304,289      (7,561,144)     (3,974,860)     1,453,578              17,004     --             (56,305,821)    (25,891,368)
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------

   (9,710,789)     (9,133,843)     (2,904,452)     2,886,492               8,596     --             (28,013,041)     27,395,529
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------

    4,940,323       7,309,624       3,692,151      2,797,122             152,888     --              30,376,654      36,540,174

  205,002,413     233,218,635      14,950,189     13,034,544           1,460,867     --              26,326,593      23,820,360

      (40,708)        (44,325)        (41,560)       (32,888)               (626)    --                (475,600)       (476,338)
   (1,973,748)     (4,281,898)     (1,939,496)    (2,071,049)             (1,506)    --             (42,789,359)    (53,672,160)

 (208,191,237)   (219,791,474)    (10,883,470)   (15,007,406)           (715,579)    --             (39,758,992)   (105,724,574)
      (68,391)        (24,931)       (106,663)       (44,549)                 --     --                (617,995)     (2,011,091)
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------

     (331,348)     16,385,631       5,671,151     (1,324,226)            896,044     --             (26,938,699)   (101,523,629)
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------

  (10,042,137)      7,251,788       2,766,699      1,562,266             904,640     --             (54,951,740)    (74,128,100)

   34,837,101      27,585,313      27,964,461     26,402,195                  --     --             457,268,734     531,396,834
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------
$  24,794,964   $  34,837,101    $ 30,731,160   $ 27,964,461          $  904,640    $--            $402,316,994   $ 457,268,734
=============   =============    ============   ============          ==========    ===            ============   =============

                       See Notes to Financial Statements

                                      -29-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                         HIGH INCOME PORTFOLIO-
                                                     GROWTH PORTFOLIO-INITIAL CLASS          INITIAL CLASS
                                                    -------------------------------   ---------------------------
                                                        2001              2000            2001           2000
                                                    --------------   --------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..................   $   (9,946,897)  $  (14,048,152)  $  6,154,034   $  4,917,277
  Realized gain (loss) ..........................       71,022,909      182,458,048     (9,721,793)    (4,310,243)
  Change in unrealized gain (loss)
    on investments ..............................     (251,306,771)    (310,020,702)    (2,893,596)   (18,687,722)
                                                    --------------   --------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .................     (190,230,759)    (141,610,806)    (6,461,355)   (18,080,688)
                                                    --------------   --------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .................       69,536,725       94,578,209      4,318,871      6,438,437
  Participant transfers from other
    Travelers accounts ..........................       49,510,137      145,109,620     12,206,936     13,222,740
  Administrative and asset allocation charges ...         (940,581)      (1,023,398)       (56,229)       (66,725)
  Contract surrenders ...........................      (80,115,421)    (125,084,340)    (6,489,165)    (9,242,816)
  Participant transfers to other
    Travelers accounts ..........................     (109,959,464)    (177,818,980)   (17,490,213)   (26,627,121)
  Other payments to participants ................       (1,753,864)      (2,625,619)      (238,966)      (451,394)
                                                    --------------   --------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..........      (73,722,468)     (66,864,508)    (7,748,766)   (16,726,879)
                                                    --------------   --------------   ------------   ------------

      Net increase (decrease) in net assets .....     (263,953,227)    (208,475,314)   (14,210,121)   (34,807,567)

NET ASSETS:
  Beginning of year .............................    1,033,990,430    1,242,465,744     56,144,622     90,952,189
                                                    --------------   --------------   ------------   ------------
  End of year ...................................   $  770,037,203   $1,033,990,430   $ 41,934,501   $ 56,144,622
                                                    ==============   ==============   ============   ============

  ASSET MANAGER PORTFOLIO-
        INITIAL CLASS
---------------------------
    2001            2000
------------   ------------

$ 10,254,278   $  8,931,545
   2,882,098     39,984,157

 (32,474,313)   (69,526,013)
------------   ------------

 (19,337,937)   (20,610,311)
------------   ------------

  15,290,956     20,439,092

   7,814,719     12,216,093
    (316,721)      (344,732)
 (32,798,226)   (50,564,658)

 (24,101,779)   (51,102,319)
    (833,419)    (1,676,335)
------------   ------------

 (34,944,470)   (71,032,859)
------------   ------------

 (54,282,407)   (91,643,170)

 361,826,884    453,470,054
------------   ------------
$307,544,477   $361,826,884
===========    ===========

                       See Notes to Financial Statements

                                      -30-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

               STATEMENT OF CHANGES IN NET ASSETS - CONTINUED FOR
                   THE YEARS ENDED DECEMBER 31, 2001 AND 2000

FIDELITY VIP MID CAP PORTFOLIO-
       SERVICE CLASS 2                        COMBINED
-------------------------------   ---------------------------------
        2001      2000                  2001             2000
     ----------   ----            ---------------   ---------------

     $   (3,699)   $--            $    34,474,413   $     9,365,281
         (2,244)    --                332,830,950       694,780,360

         56,017     --             (1,164,716,584)   (1,289,312,230)
     ----------    ---            ---------------   ---------------

         50,074     --               (797,411,221)     (585,166,589)
     ----------    ---            ---------------   ---------------

        110,649     --                563,076,583       700,132,772

      1,862,235     --              1,079,602,271     1,246,076,753
           (658)    --                (18,688,718)      (20,886,671)
        (16,630)    --               (537,437,810)     (783,455,777)

       (446,208)    --             (1,292,996,462)   (1,520,302,390)
             --     --                (11,076,669)      (18,179,000)
     ----------    ---            ---------------   ---------------

      1,509,388     --               (217,520,805)     (396,614,313)
     ----------    ---            ---------------   ---------------

      1,559,462     --             (1,014,932,026)     (981,780,902)

             --     --              6,186,775,683     7,168,556,585
     ----------    ---            ---------------   ---------------
     $1,559,462    $--            $ 5,171,843,657   $ 6,186,775,683
     ==========    ===            ===============   ===============

                       See Notes to Financial Statements

                                      -31-

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Fund U for Variable Annuities ("Fund U") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund U is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund U is comprised of the Universal Annuity product.

     Participant purchase payments applied to Fund U are invested in one or more sub-accounts in accordance with the selection made by the contract owner.
     As of December 31, 2001, the investments comprising Fund U were:

       Capital Appreciation Fund, Massachusetts business trust, affiliate of The Travelers
       High Yield Bond Trust, Massachusetts business trust, affiliate of The Travelers
       Managed Assets Trust, Massachusetts business trust, affiliate of The Travelers
       Alliance Variable Product Series Fund, Inc., Maryland business trust
           Premier Growth Portfolio - Class B
       CitiStreet Funds, Inc., Massachusetts business trust, affiliate of The Travelers (formerly American Odyssey Funds, Inc.)
           CitiStreet Diversified Bond Fund (formerly Long-Term Bond Fund)
           CitiStreet International Stock Fund (formerly International Equity Fund)
           CitiStreet Large Company Stock Fund (formerly Core Equity Fund)
           CitiStreet Small Company Stock Fund (formerly Emerging Opportunities Fund)
       Dreyfus Stock Index Fund, Maryland business trust
           Dreyfus Stock Index Fund
       Dreyfus Variable Investment Fund, Maryland business trust
           Small Cap Portfolio - Initial Class
       Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
           Franklin Small Cap Fund - Class 2
           Templeton Asset Strategy Fund - Class 1
           Templeton Global Income Securities Fund - Class 1
           Templeton Growth Securities Fund - Class 1
       Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
           Fundamental Value Portfolio
       Janus Aspen Series, Delaware business trust
           International Growth Portfolio - Service Shares
       Putnam Variable Trust, Massachusetts business trust
           Putnam VT International Growth Fund - Class IB Shares
           Putnam VT Small Cap Value Fund - Class IB Shares
       Salomon Brothers Variable Series Funds Inc., Maryland business trust, affiliate of The Travelers
           Capital Fund
           Investors Fund
           Small Cap Growth Fund
       The Travelers Series Trust, Massachusetts business trust, affiliate of The Travelers
           Disciplined Mid Cap Stock Portfolio
           MFS Mid Cap Growth Portfolio
           Social Awareness Stock Portfolio
           U.S. Government Securities Portfolio
           Utilities Portfolio

                                      -32-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Travelers Series Fund Inc., Maryland business trust, affiliate of The Travelers
          Alliance Growth Portfolio
          MFS Total Return Portfolio
          Putnam Diversified Income Portfolio
          Salomon Brothers Global High Yield Portfolio (formerly INVESCO Strategic Income Portfolio)
          Smith Barney Aggressive Growth Portfolio
          Smith Barney High Income Portfolio
          Smith Barney International All Cap Growth Portfolio
          Smith Barney Large Cap Value Portfolio
          Smith Barney Large Capitalization Growth Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
          Equity-Income Portfolio - Initial Class
          Growth Portfolio - Initial Class
          High Income Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
          Asset Manager Portfolio - Initial Class
     Variable Insurance Products Fund III, Massachusetts business trust
          Mid Cap Portfolio - Service Class 2

     Not all funds may be available in all states or to all contract owners.

     Effective April 27, 2001, the assets of Odyssey Intermediate-Term Bond Fund of American Odyssey Funds, Inc. were combined with the assets of Long-Term
     Bond Fund of American Odyssey Funds, Inc. (currently the CitiStreet
     Diversified Bond Fund of CitiStreet Funds, Inc.). At the effective date,
     Fund U held 10,582,261 shares of Odyssey Intermediate-Term Bond Fund having a market value of $105,284,824, which were exchanged for 9,580,057 shares of CitiStreet Diversified Bond Fund equal in value.

     Effective April 27, 2001, the assets of Global High-Yield Bond Fund of
     American Odyssey Funds, Inc. were combined with the assets of Long-Term
     Bond Fund of American Odyssey Funds, Inc. (currently the CitiStreet
     Diversified Bond Fund of CitiStreet Funds, Inc.). At the effective date,
     Fund U held 9,555,770 shares of Global High-Yield Bond Fund having a market value of $75,871,571, which were exchanged for 6,903,691 shares of
     CitiStreet Diversified Bond Fund equal in value.

     The following is a summary of significant accounting policies consistently followed by Fund U in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in
     Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Fund U form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund U. Fund U is not taxed as a
     "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Fund U adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment Companies.
     It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

                                      -33-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $1,277,656,398 and $1,112,416,966 respectively, for the year ended
     December 31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $5,410,834,290 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $139,761,189.
     Gross unrealized depreciation for all investments at December 31, 2001 was
     $378,217,357.

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by
     The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge, which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, The Travelers assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $5,557,725 and $9,334,422 of contingent deferred sales charges for the years ended
     December 31, 2001 and 2000, respectively.

     Participants in CitiStreet Funds, Inc. (formerly American Odyssey Funds,
     Inc.) (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services LLC ("CitiStreet"), an affiliate of The Travelers. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled
     $11,197,645 and $13,160,318 for the years ended December 31, 2001 and 2000, respectively.

4.   NET ASSETS HELD ON BEHALF OF AN AFFILIATE

     Approximately $27,907,000 and $32,482,000 of the net assets of Fund U were held on behalf of an affiliate of The Travelers as of December 31, 2001 and
     2000, respectively. Transactions with this affiliate during the years ended
     December 31, 2001 and 2000, comprised participant purchase payments of approximately $5,233,000 and $4,499,000 and contract surrenders of approximately $5,304,000 and $7,097,000, respectively.

                                      -34-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY

                                                                                    DECEMBER 31, 2001
                                                            -----------------------------------------------------------

                                                            ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                               UNITS        UNITS    VALUE     NET ASSETS    NET ASSETS
                                                            ------------   -------   ------   ------------   ----------
Capital Appreciation Fund
  Qualified .............................................    127,990,661    55,942   $5.151   $659,307,955    $288,171
  Non-qualified .........................................      9,604,068   104,438    5.342     51,306,642     557,927

High Yield Bond Trust
  Qualified .............................................      6,814,564     4,136    3.818     26,021,296      15,794
  Non-qualified .........................................        906,039     7,508    3.858      3,495,653      28,968

Managed Assets Trust
  Qualified .............................................     47,162,602    94,456    4.584    216,185,622     432,972
  Non-qualified .........................................      5,168,826    56,232    4.934     25,502,272     277,442

Alliance Variable Product Series Fund, Inc.
  Premier Growth Portfolio - Class B ....................        848,693        --    0.856        726,357          --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund ......................    223,601,191   187,634    1.637    366,060,749     307,179
  CitiStreet International Stock Fund ...................    157,165,217    61,197    1.666    261,780,876     101,933
  CitiStreet Large Company Stock Fund ...................    199,521,163    72,801    1.683    335,703,916     122,491
  CitiStreet Small Company Stock Fund ...................    100,537,228    45,971    2.047    205,833,843      94,117

Dreyfus Stock Index Fund ................................    163,757,950   301,381    2.878    471,315,633     867,412

Dreyfus Variable Investment Fund
  Small Cap Portfolio - Initial Class ...................     38,616,566    24,283    1.085     41,913,531      26,356

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 .....................        499,835        --    0.929        464,461          --
  Templeton Asset Strategy Fund - Class 1 ...............     67,576,881    81,309    2.331    157,550,682     189,566
  Templeton Global Income Securities Fund - Class 1 .....      6,081,633    27,358    1.417      8,616,162      38,759
  Templeton Growth Securities Fund - Class 1 ............    121,105,681    42,679    2.924    354,105,204     124,790

Greenwich Street Series Fund
  Fundamental Value Portfolio ...........................     10,466,261        --    0.921      9,644,143          --

Janus Aspen Series
  International Growth Portfolio - Service Shares .......        767,684        --    0.834        640,140          --

Putnam Variable Trust
  Putnam VT International Growth Fund - Class IB Shares..        860,189        --    0.858        738,258          --
  Putnam VT Small Cap Value Fund - Class IB Shares ......     11,977,940    15,198    1.090     13,050,691      16,559

                                      -35-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2001
                                                           ----------------------------------------------------------------
                                                           ACCUMULATION    ANNUITY    UNIT      ACCUMULATION     ANNUITY
                                                              UNITS         UNITS     VALUE      NET ASSETS     NET ASSETS
                                                           -------------   -------   -------   --------------   -----------
Salomon Brothers Variable Series Fund Inc. .............
  Capital Fund .........................................    11,454,930          --   $0.945    $   10,823,359    $       --
  Investors Fund .......................................     2,700,117          --    0.916         2,473,745            --
  Small Cap Growth Fund ................................       508,252          --    0.971           493,440            --

The Travelers Series Trust
  Disciplined Mid Cap Stock Portfolio ..................    25,260,255      18,262    1.272        32,131,609        23,229
  MFS Mid Cap Growth Portfolio .........................     2,867,666          --    0.776         2,225,145            --
  Social Awareness Stock Portfolio .....................    17,249,885          --    2.661        45,898,877            --
  U.S. Government Securities Portfolio .................    31,715,942       5,322    1.791        56,810,614         9,532
  Utilities Portfolio ..................................    16,847,120       9,759    1.813        30,542,002        17,692

Travelers Series Fund Inc. .............................
  Alliance Growth Portfolio ............................    45,305,327      18,455    2.404       108,932,261        44,373
  MFS Total Return Portfolio ...........................    31,853,682      37,050    2.073        66,036,435        76,809
  Putnam Diversified Income Portfolio ..................     5,511,538          --    1.289         7,105,377            --
  Salomon Brothers Global High Yield Portfolio .........       298,023          --    1.539           458,577            --
  Smith Barney Aggressive Growth Portfolio .............    11,836,932          --    0.946        11,195,930            --
  Smith Barney High Income Portfolio ...................     2,667,071          --    1.225         3,266,728            --
  Smith Barney International All Cap Growth Portfolio...    20,768,015      16,481    1.193        24,775,303        19,661
  Smith Barney Large Cap Value Portfolio ...............    15,339,584      15,680    2.001        30,699,779        31,381
  Smith Barney Large Capitalization Growth Portfolio....       995,768          --    0.908           904,640            --

Variable Insurance Products Fund
  Equity-Income Portfolio - Initial Class ..............   163,017,904     234,616    2.464       401,738,809       578,185
  Growth Portfolio - Initial Class .....................   261,476,407     162,466    2.943       769,559,046       478,157
  High Income Portfolio - Initial Class ................    30,292,000      52,155    1.382        41,862,425        72,076

Variable Insurance Products Fund II
  Asset Manager Portfolio - Initial Class ..............   145,904,846     165,520    2.105       307,195,981       348,496

Variable Insurance Products Fund III
  Fidelity VIP Mid Cap Portfolio - Service Class 2......     1,515,233          --    1.029         1,559,462            --
                                                                                               --------------    ----------
Net Contract Owners' Equity ............................                                       $5,166,653,630    $5,190,027
                                                                                               ==============    ==========

                                      -36-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   STATEMENT OF INVESTMENTS

                                                                                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                      ----------------------------------------------------------
INVESTMENTS                                                             NO. OF         MARKET          COST OF       PROCEEDS
                                                                        SHARES         VALUE          PURCHASES      FROM SALES
                                                                      -----------   --------------   ------------   ------------
CAPITAL APPRECIATION FUND (13.8%)
    Total (Cost $698,194,957)                                          11,799,915   $  711,534,900   $ 24,218,005   $ 90,156,430
                                                                      -----------   --------------   ------------   ------------

HIGH YIELD BOND TRUST (0.6%)
    Total (Cost $30,227,839)                                            3,270,435       29,564,737     12,307,824      5,513,938
                                                                      -----------   --------------   ------------   ------------

MANAGED ASSETS TRUST (4.7%)
    Total (Cost $244,629,690)                                          15,589,926      242,423,342     25,488,768     25,739,628
                                                                      -----------   --------------   ------------   ------------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.0%)
  Premier Growth Portfolio - Class B
    Total (Cost $725,426)                                                  29,057          726,432      1,092,823        345,841
                                                                      -----------   --------------   ------------   ------------

CITISTREET FUNDS, INC. (22.6%)
 CitiStreet Diversified Bond Fund (Cost $352,850,458)                  33,128,874      366,405,349    205,012,915     71,717,725
 CitiStreet International Stock Fund (Cost $302,603,220)               21,036,917      261,909,621    131,609,512     30,311,874
 CitiStreet Large Company Stock Fund (Cost $452,214,064)               30,672,262      335,861,272     86,045,219     19,472,636
 CitiStreet Small Company Stock Fund (Cost $232,723,887)               18,257,913      205,949,256     75,471,485     93,090,238
 Global High-Yield Bond Fund (Cost $0)                                         --               --     11,335,057     79,021,395
 Intermediate-Term Bond Fund (Cost $0)                                         --               --     11,259,919    110,834,499
                                                                      -----------   --------------   ------------   ------------
    Total (Cost $1,340,391,629)                                       103,095,966    1,170,125,498    520,734,107    404,448,367
                                                                      -----------   --------------   ------------   ------------

DREYFUS STOCK INDEX FUND (9.1%)
Total (Cost $419,488,523)                                              16,084,200      472,232,102     27,797,217     36,158,221
                                                                      -----------   --------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.8%)
 Small Cap Portfolio - Initial Class
    Total (Cost $57,467,056)                                            1,193,972       41,944,221     19,405,070      7,246,269
                                                                      -----------   --------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (10.1%)
 Franklin Small Cap Fund - Class 2 (Cost $444,245)                          26,023          464,509        711,047        270,972
 Templeton Asset Strategy Fund - Class 1 (Cost $184,957,938)            10,171,270      157,756,398     19,649,572     25,110,022
 Templeton Global Income Securities Fund - Class 1 (Cost $8,931,862)       759,948        8,655,805      5,139,007      5,528,621
 Templeton Growth Securities Fund - Class 1 (Cost $416,933,329)         31,944,675      354,266,443     73,761,402     39,632,866
                                                                       -----------   --------------   ------------   ------------
    Total (Cost $611,267,374)                                           42,901,916      521,143,155     99,261,028     70,542,481
                                                                       -----------   --------------   ------------   ------------

GREENWICH STREET SERIES FUND (0.2%)
 Fundamental Value Portfolio
    Total (Cost $9,850,816)                                               505,510        9,645,131      9,969,103        106,314
                                                                      -----------   --------------   ------------   ------------

JANUS ASPEN SERIES (0.0%)
International Growth Portfolio - Service Shares
    Total (Cost $620,068)                                                  27,477          640,213      4,230,899      3,596,178
                                                                      -----------   --------------   ------------   ------------

                                      -37-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                      -------------------------------------------------------------
                                                                        NO. OF         MARKET           COST OF         PROCEEDS
                                                                        SHARES         VALUE            PURCHASES      FROM SALES
                                                                      ----------   --------------   --------------   --------------
PUTNAM VARIABLE TRUST (0.3%)
  Putnam VT International Growth Fund - Class IB Shares
    (Cost $723,014)                                                       59,737   $      738,353   $   13,370,350   $   12,669,662
  Putnam VT Small Cap Value Fund - Class IB Shares
     (Cost $12,353,708)                                                  869,500       13,068,579       15,366,947        2,785,961
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $13,076,722)                                             929,237       13,806,932       28,737,297       15,455,623
                                                                      ----------   --------------   --------------   --------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (0.3%)
  Capital Fund (Cost $10,764,672)                                        716,814       10,823,898       11,021,299          235,023
  Investors Fund (Cost $2,473,397)                                       193,432        2,474,001        2,577,277           99,574
  Small Cap Growth Fund (Cost $468,412)                                   39,197          493,489          690,111          217,087
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $13,706,481)                                             949,443       13,791,388       14,288,687          551,684
                                                                      ----------   --------------   --------------   --------------

THE TRAVELERS SERIES TRUST (3.2%)
  Disciplined Mid Cap Stock Portfolio (Cost $34,352,747)               2,086,838       32,158,171       15,341,162        6,269,434
  MFS Mid Cap Growth Portfolio (Cost $2,507,250)                         226,848        2,225,375        3,514,253          862,264
  Social Awareness Stock Portfolio (Cost $42,468,328)                  1,900,772       45,903,636        3,682,893        4,139,496
  U.S. Government Securities Portfolio (Cost $55,077,950)              4,568,002       56,825,944       21,632,962        8,008,055
  Utilities Portfolio (Cost $35,602,161)                               2,203,521       30,562,834       13,091,174       10,260,195
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $170,008,436)                                         10,985,981      167,675,960       57,262,444       29,539,444
                                                                      ----------   --------------   --------------   --------------

TRAVELERS SERIES FUND INC. (4.9%)
  Alliance Growth Portfolio (Cost $142,480,287)                        5,907,205      108,987,931       27,484,647       10,319,782
  MFS Total Return Portfolio (Cost $63,356,399)                        3,964,031       66,120,037       24,891,287        5,903,853
  Putnam Diversified Income Portfolio (Cost $8,083,596)                  708,485        7,106,105        1,712,769        1,379,507
  Salomon Brothers Global High Yield Portfolio (Cost $454,878)            45,052          458,631        2,081,369        1,920,790
  Smith Barney Aggressive Growth Portfolio (Cost $10,959,453)            834,358       11,197,083       14,214,396        3,252,844
  Smith Barney High Income Portfolio (Cost $4,215,714)                   381,666        3,267,065        1,890,399        1,255,193
  Smith Barney International All Cap Growth Portfolio
   (Cost $24,502,653)                                                  2,071,639       24,797,521      192,534,396      196,058,366
  Smith Barney Large Cap Value Portfolio (Cost $31,110,896)            1,653,273       30,734,339       13,590,772        6,741,318
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $887,731)                                                       69,595          904,735        1,470,832          577,800
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $286,051,607)                                         15,635,304      253,573,447      279,870,867      227,409,453
                                                                      ----------   --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND (23.4%)
  Equity-Income Portfolio - Initial Class (Cost $354,885,973)         17,686,094      402,358,649       35,883,315       40,175,717
  Growth Portfolio - Initial Class (Cost $766,880,048)                22,913,341      770,117,405       77,333,639       96,194,401
  High Income Portfolio - Initial Class (Cost $67,665,021)             6,542,715       41,938,802       16,448,891       18,041,767
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $1,189,431,042)                                       47,142,150    1,214,414,856      129,665,845      154,411,885
                                                                      ----------   --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND II (6.0%)
  Asset Manager Portfolio - Initial Class
    Total (Cost $324,193,025)                                         21,197,532      307,576,193       21,537,457       40,912,096
                                                                      ----------   --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Fidelity VIP Mid Cap Portfolio - Service Class 2
    Total (Cost $1,503,599)                                               80,021        1,559,615        1,788,957          283,114
                                                                      ----------   --------------   --------------   --------------

TOTAL INVESTMENTS (100%)
(COST $5,410,834,290)                                                              $5,172,378,122   $1,277,656,398   $1,112,416,966
                                                                                   ==============   ==============   ==============

                                      -38-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   FINANCIAL HIGHLIGHTS

                                                                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                           --------------------------------------------------------------------------------------
                                            UNITS      UNIT VALUE        NET ASSETS    INVESTMENT    EXPENSE     TOTAL RETURN*
                                            (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO    RATIO    LOWEST TO HIGHEST
                                           -------   -----------------   ----------   ------------   -------   ------------------
CAPITAL APPRECIATION FUND                  137,755    $  5.151 to 5.3     $711,461        0.46%       1.25%    (27.02%) to (27.01%)
HIGH YIELD BOND TRUST                        7,732     3.818 to 3.858       29,562        6.49%       1.25%         8.16% to 8.19%
MANAGED ASSETS TRUST                        52,482     4.584 to 4.934      242,398        2.63%       1.25%      (6.27%) to (6.26%)
ALLIANCE VARIABLE PRODUCT
   SERIES FUND, INC
   Premier Growth Portfolio - Class B          849              0.856          726          --        1.25%                (14.40%)
CITISTREET FUNDS, INC
   CitiStreet Diversified Bond Fund        223,789              1.637      368,368        4.10%       1.25%                  5.54%
   CitiStreet International Stock Fund     157,226              1.666      261,883        1.44%       1.25%                (22.40%)
   CitiStreet Large Company Stock Fund     199,594              1.683      335,826        0.89%       1.25%                (16.77%)
   CitiStreet Small Company Stock Fund     100,583              2.047      205,928        0.03%       1.25%                  0.29%
DREYFUS STOCK INDEX FUND                   164,059              2.878      472,183        1.09%       1.25%                (13.29%)
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio - Initial Class      38,641              1.085       41,940        0.46%       1.25%                 (7.34%)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2           500              0.929          464        0.08%       1.25%                 (7.10%)
   Templeton Asset Strategy
      Fund - Class 1                        67,658              2.331      157,740        1.44%       1.25%                (10.86%)
   Templeton Global Income Securities
      Fund - Class 1                         6,109              1.417        8,655        3.59%       1.25%                  1.29%
   Templeton Growth Securities Fund -
      Class 1                              121,148              2.924      354,230        2.07%       1.25%                 (2.21%)
GREENWICH STREET SERIES FUND
   Fundamental Value Portfolio              10,466              0.921        9,644        0.41%       1.25%                 (7.90%)
JANUS ASPEN SERIES
   International Growth Portfolio -
      Service Shares                           768              0.834          640        0.57%       1.25%                (16.60%)
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund -
      Class IB Shares                          860              0.858          738          --        1.25%                (14.20%)
   Putnam VT Small Cap Value Fund -
      Class IB Shares                       11,993              1.090       13,067          --        1.25%                  9.00%
SALOMON BROTHERS VARIABLE
   SERIES FUND INC
   Capital Fund                             11,455              0.945       10,823        1.37%       1.25%                 (5.50%)
   Investors Fund                            2,700              0.916        2,474        1.50%       1.25%                 (8.40%)
   Small Cap Growth Fund                       508              0.971          493          --        1.25%                 (2.90%)
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio      25,279              1.272       32,155        0.29%       1.25%                 (5.22%)
   MFS Mid Cap Growth Portfolio              2,868              0.776        2,225          --        1.25%                (22.40%)
   Social Awareness Stock Portfolio         17,250              2.661       45,899        0.41%       1.25%                (16.71%)
   U.S. Government Securities Portfolio     31,721              1.791       56,820        3.83%       1.25%                  4.49%
   Utilities Portfolio                      16,857              1.813       30,560        1.77%       1.25%                (23.95%)

                                      -39-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                           --------------------------------------------------------------------------------------
                                             UNITS      UNIT VALUE       NET ASSETS    INVESTMENT    EXPENSE
                                            (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO    RATIO       TOTAL RETURN*
                                           -------   -----------------   ----------   ------------   -------   ------------------
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio                45,324           $2.404       $108,977        0.20%       1.25%          (14.45%)
   MFS Total Return Portfolio               31,891            2.073         66,113        2.82%       1.25%           (1.24%)
   Putnam Diversified Income Portfolio       5,512            1.289          7,105        7.84%       1.25%            2.96%
   Salomon Brothers Global
      High Yield Portfolio                     298            1.539            459        5.99%       1.25%            5.12%
   Smith Barney Aggressive Growth
      Portfolio                             11,837            0.946         11,196            -       1.25%           (5.40%)
   Smith Barney High Income Portfolio        2,667            1.225          3,267       12.41%       1.25%           (4.97%)
   Smith Barney International All
      Cap Growth Portfolio                  20,784            1.193         24,795            -       1.25%          (32.02%)
   Smith Barney Large Cap Value
      Portfolio                             15,355            2.001         30,731        1.39%       1.25%           (9.33%)
   Smith Barney Large Capitalization
      Growth Portfolio                         996            0.908            905            -       1.25%           (9.20%)
VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio -
      Initial Class                        163,253            2.464        402,317        1.77%       1.25%           (6.17%)
   Growth Portfolio - Initial Class        261,639            2.943        770,037        0.08%       1.25%          (18.68%)
   High Income Portfolio - Initial Class    30,344            1.382         41,935       13.62%       1.25%          (12.81%)
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio -
      Initial Class                        146,070            2.105        307,544        4.40%       1.25%           (5.31%)
VARIABLE INSURANCE PRODUCTS FUND III
   Fidelity VIP Mid Cap Portfolio -
      Service Class 2                        1,515            1.029          1,559          --        1.25%            2.90%

     *Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -40-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                               CAPITAL APPRECIATION FUND    HIGH YIELD BOND TRUST      MANAGED ASSETS TRUST
                                               -------------------------   -----------------------   ------------------------
                                                  2001          2000          2001         2000         2001          2000
                                               -----------   -----------   ----------   ----------   ----------    ----------
Accumulation and annuity units
   beginning of year .......................   148,409,098   142,880,091    6,304,782    7,216,621   56,478,177    61,210,621
Accumulation units purchased and
   transferred from other
      Travelers accounts ...................    28,929,209    54,794,659    4,857,700    1,665,703    5,541,121     7,486,764
Accumulation units redeemed and
   transferred to other
      Travelers accounts ...................   (39,563,104)  (49,246,942)  (3,429,055)  (2,576,317)  (9,526,357)  (12,208,353)
Annuity units ..............................       (20,094)      (18,710)      (1,180)      (1,225)     (10,825)      (10,855)
                                               -----------   -----------   ----------   ----------   ----------    ----------
Accumulation and annuity units
   end of year .............................   137,755,109   148,409,098    7,732,247    6,304,782   52,482,116    56,478,177
                                               ===========   ===========   ==========   ==========   ==========    ==========

                                                   PREMIER GROWTH PORTFOLIO     CITISTREET DIVERSIFIED     CITISTREET INTERNATIONAL
                                                          -CLASS B                   BOND FUND                   STOCK FUND
                                                   ------------------------   -------------------------   -------------------------
                                                         2001      2000           2001         2000          2001          2000
                                                      ---------    ----       -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ...........................             --     --        144,750,526   163,821,569   124,881,599   147,993,706
Accumulation units purchased and
   transferred from other Travelers accounts ...      1,359,002     --        153,940,653    32,529,568    73,715,093    29,591,873
Accumulation units redeemed and
   transferred to other Travelers accounts .....       (510,309)    --        (74,884,354)  (51,590,702)  (41,365,119)  (52,699,463)
Annuity units ..................................             --     --            (18,000)       (9,909)       (5,159)       (4,517)
                                                        -------     --        -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year .................................        848,693     --        223,788,825   144,750,526   157,226,414   124,881,599
                                                        =======     ==        ===========   ===========   ===========   ===========

                                                  CITISTREET LARGE COMPANY   CITISTREET SMALL COMPANY
                                                         STOCK FUND                 STOCK FUND           GLOBAL HIGH-YIELD BOND FUND
                                                 -------------------------   -------------------------   ---------------------------
                                                     2001         2000           2001         2000           2001          2000
                                                 -----------   -----------   -----------   -----------   -----------    -----------
Accumulation and annuity units
   beginning of year .........................   172,083,988   176,542,224   143,472,873   181,955,240    65,149,316     70,728,954
Accumulation units purchased and
   transferred from other Travelers accounts..    66,753,350    53,810,758    22,487,167    39,132,357     4,158,451     16,176,556
Accumulation units redeemed and
   transferred to other Travelers accounts ...   (39,236,295)  (58,262,849)  (65,372,533)  (77,611,015)  (69,307,512)   (21,755,415)
Annuity units ................................        (7,079)       (6,145)       (4,308)       (3,709)         (255)          (779)
                                                 -----------   -----------   -----------   -----------   -----------    -----------
Accumulation and annuity units
   end of year ...............................   199,593,964   172,083,988   100,583,199   143,472,873            --     65,149,316
                                                 ===========   ===========   ===========   ===========   ===========    ===========

                                                                                                            SMALL CAP PORTFOLIO-
                                                INTERMEDIATE-TERM BOND FUND   DREYFUS STOCK INDEX FUND         INITIAL CLASS
                                                ---------------------------   -------------------------   -------------------------
                                                   2001           2000            2001         2000           2001          2000
                                                -----------   -----------     -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ........................    75,052,581    87,217,350     167,537,774   168,819,126    30,292,992     8,736,573
Accumulation units purchased and
   transferred from other
      Travelers accounts ....................     6,609,223    16,337,481      33,272,995    42,911,972    27,621,038    36,883,399
Accumulation units redeemed and
   transferred to other Travelers accounts ..   (81,658,381)  (28,492,740)    (36,725,025)  (44,169,260)  (19,271,091)  (15,326,598)
Annuity units ...............................        (3,423)       (9,510)        (26,413)      (24,064)       (2,090)         (382)
                                                -----------   -----------     -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year ..............................            --    75,052,581     164,059,331   167,537,774    38,640,849    30,292,992
                                                ===========   ===========     ===========   ===========   ===========   ===========

                                      -41-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                         FRANKLIN SMALL CAP FUND     TEMPLETON ASSET STRATEGY   TEMPLETON GLOBAL INCOME
                                               - CLASS 2                FUND - CLASS 1          SECURITIES FUND - CLASS 1
                                        -------------------------   -------------------------   -------------------------
                                            2001          2000         2001          2000          2001          2000
                                        -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year .................            --            --    76,624,552    88,550,617     6,528,329    7,676,157
Accumulation units purchased and
  transferred from other
  Travelers accounts ................       872,135            --     4,928,461     8,293,606     4,227,561    1,778,666
Accumulation units redeemed and
  transferred to other
  Travelers accounts ................      (372,300)           --   (13,886,579)  (20,211,246)   (4,644,654)  (2,924,132)
Annuity units .......................            --            --        (8,244)       (8,425)       (2,245)      (2,362)
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  end of year .......................       499,835            --    67,658,190    76,624,552     6,108,991    6,528,329
                                        ===========   ===========   ===========   ===========   ===========   ==========

                                                                                                  INTERNATIONAL GROWTH
                                            TEMPLETON GROWTH           FUNDAMENTAL VALUE               PORTFOLIO -
                                        SECURITIES FUND - CLASS 1          PORTFOLIO                 SERVICE SHARES
                                        -------------------------   -------------------------   ------------------------
                                            2001          2000         2001          2000          2001          2000
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  beginning of year .................   132,342,348   144,148,362            --            --            --           --
Accumulation units purchased and
  transferred from other
  Travelers accounts.................    11,919,396    20,356,871    11,478,107            --     5,524,501           --
Accumulation units redeemed and
  transferred to other
  Travelers accounts ................   (23,109,845)  (32,172,290)   (1,011,846)           --    (4,756,817)          --
Annuity units .......................        (3,539)        9,405            --            --            --           --

                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  end of year .......................   121,148,360   132,342,348    10,466,261            --       767,684           --
                                        ===========   ===========   ===========   ===========   ===========   ==========

                                         PUTNAM VT INTERNATIONAL
                                              GROWTH FUND -         PUTNAM VT SMALL CAP VALUE
                                            CLASS IB SHARES           FUND - CLASS IB SHARES         CAPITAL FUND
                                        -------------------------   -------------------------   ------------------------
                                            2001          2000         2001          2000          2001          2000
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  beginning of year .................            --            --            --            --            --           --
Accumulation units purchased and
  transferred from other
  Travelers accounts ................    16,558,377            --    19,103,241            --    13,332,931           --
Accumulation units redeemed and
  transferred to other
  Travelers accounts ................   (15,698,188)           --    (7,109,830)           --    (1,878,001)          --
Annuity units .......................            --            --          (273)           --            --           --
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  end of year .......................       860,189            --    11,993,138            --    11,454,930           --
                                        ===========   ===========   ===========   ===========   ===========   ==========

                                                                                                  DISCIPLINED MID CAP
                                             INVESTORS FUND           SMALL CAP GROWTH FUND         STOCK PORTFOLIO
                                        -------------------------   -------------------------   ------------------------
                                            2001          2000         2001          2000          2001          2000
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  beginning of year .................            --            --            --            --    20,156,506    2,428,698
Accumulation units purchased and
  transferred from other
  Travelers accounts ................     2,919,016            --       734,938            --    18,280,527   23,539,819
Accumulation units redeemed and
  transferred to other
  Travelers accounts ................      (218,899)           --      (226,686)           --   (13,157,145)  (5,812,651)
Annuity units .......................            --            --            --            --        (1,371)         640
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  end of year .......................     2,700,117            --       508,252            --    25,278,517   20,156,506
                                        ===========   ===========   ===========   ===========   ===========   ==========

                                      -42-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                           MFS MID CAP GROWTH          SOCIAL AWARENESS               U.S. GOVERNMENT
                                               PORTFOLIO                STOCK PORTFOLIO             SECURITIES PORTFOLIO
                                        ------------------------   ---------------------------   -------------------------
                                            2001         2000          2001           2000          2001          2000
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  beginning of year ............                 --           --     17,315,383     17,998,888    24,809,824    27,101,315
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........          4,371,761           --      3,182,542      4,260,588    19,201,356    11,148,789
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........         (1,504,095)          --     (3,248,040)    (4,944,093)  (12,283,493)  (13,435,179)
Annuity units ..................                 --           --             --             --        (6,423)       (5,101)
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  end of year ..................          2,867,666           --     17,249,885     17,315,383    31,721,264    24,809,824
                                        ===========   ==========   ============   ============   ===========   ===========

                                          UTILITIES PORTFOLIO       ALLIANCE GROWTH PORTFOLIO    MFS TOTAL RETURN PORTFOLIO
                                        ------------------------   ---------------------------   --------------------------
                                            2001         2000          2001           2000          2001          2000
                                        -----------   ----------   ------------   ------------   -----------   ------------
Accumulation and annuity units
  beginning of year ............         16,838,824   15,035,212     45,021,396     37,607,862    24,307,182     23,142,389
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........         10,699,131    9,658,504     11,835,108     18,350,878    18,009,076      6,939,478
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........        (10,680,146)  (7,854,864)   (11,528,687)   (10,934,464)  (10,418,948)    (5,768,501)
Annuity units ..................               (930)         (28)        (4,035)        (2,880)       (6,578)        (6,184)
                                        -----------   ----------   ------------   ------------   -----------   ------------
Accumulation and annuity units
end of year ....................         16,856,879   16,838,824     45,323,782     45,021,396    31,890,732     24,307,182
                                        ===========   ==========   ============   ============   ===========   ============

                                          PUTNAM DIVERSIFIED         SALOMON BROTHERS GLOBAL      SMITH BARNEY AGGRESSIVE
                                           INCOME PORTFOLIO           HIGH YIELD PORTFOLIO           GROWTH PORTFOLIO
                                        ------------------------   ---------------------------   -------------------------
                                            2001         2000          2001           2000          2001          2000
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  beginning of year ............          5,639,063    6,580,248        204,663        193,477            --            --
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........          1,384,736    1,139,889      1,377,352        278,259    17,353,580            --
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........         (1,512,261)  (2,081,074)    (1,283,992)      (267,073)   (5,516,648)           --
Annuity units ..................                 --           --             --             --            --            --
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  end of year ..................          5,511,538    5,639,063        298,023        204,663    11,836,932            --
                                        ===========   ==========   ============   ============   ===========   ===========

                                        SMITH BARNEY HIGH INCOME   SMITH BARNEY INTERNATIONAL     SMITH BARNEY LARGE CAP
                                               PORTFOLIO            ALL CAP GROWTH PORTFOLIO          VALUE PORTFOLIO
                                        ------------------------   ---------------------------   -------------------------
                                            2001         2000          2001           2000          2001          2000
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  beginning of year ............          2,505,183    2,379,162     19,849,423     11,828,513    12,672,102    13,364,863
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........          1,508,732      890,402    155,617,004    117,624,235     9,049,120     7,877,702
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........         (1,346,844)    (764,381)  (154,676,474)  (109,599,099)   (6,365,026)   (8,569,496)
Annuity units ..................                 --           --         (5,457)        (4,226)         (932)         (967)
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
 end of year ...................          2,667,071    2,505,183     20,784,496     19,849,423    15,355,264    12,672,102
                                        ===========   ==========   ============   ============   ===========   ===========

                                      -43-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                         SMITH BARNEY LARGE CAPITAL-    EQUITY-INCOME PORTFOLIO -      GROWTH PORTFOLIO -
                                          IZATION GROWTH PORTFOLIO           INITIAL CLASS               INITIAL CLASS
                                        -----------------------------   -------------------------   -------------------------
                                             2001           2000           2001          2000          2001          2000
                                        -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ............                   --              --   174,162,200   216,707,783   285,710,512   301,815,334
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........            1,771,464              --    22,670,928    24,992,170    38,190,154    58,020,835
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........             (775,696)             --   (33,559,524)  (67,523,254)  (62,242,301)  (74,115,488)
Annuity units ..................                   --              --       (21,084)      (14,499)      (19,492)      (10,169)
                                        -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..................              995,768              --   163,252,520   174,162,200   261,638,873   285,710,512
                                        =============   =============   ===========   ===========   ===========   ===========

                                           HIGH INCOME PORTFOLIO -      ASSET MANAGER PORTFOLIO -     FIDELITY VIP MID CAP
                                                INITIAL CLASS                INITIAL CLASS         PORTFOLIO - SERVICE CLASS 2
                                        -----------------------------   -------------------------   -------------------------
                                             2001           2000           2001          2000          2001          2000
                                        -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ............           35,414,244      43,921,791   162,774,170   193,548,947            --            --
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........           10,944,864      10,243,462    10,968,388    14,163,421     1,986,886            --
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........          (16,011,055)    (18,746,896)  (27,658,917)  (44,924,260)     (471,653)           --
Annuity units ..................               (3,898)         (4,113)      (13,275)      (13,938)           --            --
                                        -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..................           30,344,155      35,414,244   146,070,366   162,774,170     1,515,233            --
                                        =============   =============   ===========   ===========   ===========   ===========

                                                  COMBINED
                                        -----------------------------
                                             2001           2000
                                        -------------   -------------
Accumulation and annuity units
  beginning of year ............        2,197,289,610   2,371,151,693
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........          879,246,375     670,878,664
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........         (928,003,725)   (844,588,095)
Annuity units ..................             (196,602)       (152,652)
                                        -------------   -------------
Accumulation and annuity units
  end of year ..................        2,148,335,658   2,197,289,610
                                        =============   =============

                                      -44-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Travelers Insurance Company and Owners of Variable
Annuity Contracts of The Travelers Fund U for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The
Travelers Fund U for Variable Annuities (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the Account") as of December 31,
2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the
Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December
31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of
America.

                                                            /s/ KPMG LLP

Hartford, Connecticut
March 15, 2002

                                      -45-

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund U for Variable Annuities or shares of Fund U's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund U for Variable
Annuities product(s) offered by The Travelers Insurance Company and the
Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

VG-FNDU (Annual) (12-01) Printed in U.S.A.

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
     Note 16, which is as of February 27, 2002

1

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

REVENUES
Premiums	$2,102	$1,966	$1,728
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113
Fee income	537	505	432
Other revenues	107	130	89

Total Revenues	5,702	5,254	4,868

BENEFITS AND EXPENSES
Current and future insurance benefits	1,862	1,752	1,505
Interest credited to contractholders	1,179	1,038	937
Amortization of deferred acquisition costs	379	347	315
General and administrative expenses	371	463	519

Total Benefits and Expenses	3,791	3,600	3,276

Income from operations before federal income taxes and cumulative effects of changes in accounting principles	1,911	1,654	1,592
Federal income taxes
Current	471	462	409
Deferred	159	89	136

Total Federal Income Taxes	630	551	545

Income before cumulative effects of changes in accounting principles	1,281	1,103	1,047
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Net income	$1,272	$1,103	$1,047

See Notes to Consolidated Financial Statements.

2

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
($ in millions)

	At December 31,

	2001	2000

ASSETS
Fixed maturities, available for sale at fair value (including $2,309 and $1,494 subject to securities lending agreements)	$32,072	$26,812
Equity securities, at fair value	472	592
Mortgage loans	1,995	2,187
Real estate held for sale	55	31
Policy loans	1,208	1,249
Short-term securities	3,053	2,136
Trading securities, at fair value	1,880	1,870
Other invested assets	2,485	2,356

Total Investments	43,220	37,233

Cash	146	150
Investment income accrued	487	442
Premium balances receivable	137	97
Reinsurance recoverables	4,163	3,977
Deferred acquisition costs	3,461	2,989
Separate and variable accounts	24,837	24,006
Other assets	1,415	1,399

Total Assets	$77,866	$70,293

LIABILITIES
Contractholder funds	$22,810	$19,394
Future policy benefits and claims	14,221	13,300
Separate and variable accounts	24,837	23,994
Deferred federal income taxes	409	284
Trading securities sold not yet purchased, at fair value	891	1,109
Other liabilities	5,513	3,818

Total Liabilities	$68,681	$61,899

SHAREHOLDER’S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding	100	100
Additional paid-in capital	3,869	3,848
Retained earnings	5,142	4,342
Accumulated other changes in equity from nonowner sources	74	104

Total Shareholder’s Equity	9,185	8,394

Total Liabilities and Shareholder’s Equity	$77,866	$70,293

See Notes to Consolidated Financial Statements.

3

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND
ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Statements of Changes in Retained Earnings
Balance, beginning of year	$4,342	$4,099	$3,602
Net income	1,272	1,103	1,047
Dividends to parent	472	860	550

Balance, end of year	$5,142	$4,342	$4,099

Statements of Accumulated Other Changes In Equity From Nonowner Sources
Balance, beginning of year	$104	$(398)	$598
Cumulative effect of accounting for derivative instruments and hedging activities, net of tax	(29)	0	0
Unrealized gains (losses), net of tax	68	501	(996)
Foreign currency translation, net of tax	(5)	1	0
Derivative instrument hedging activity losses, net of tax	(64)	0	0

Balance, end of year	$74	$104	$(398)

Summary of Changes in Equity From Nonowner Sources
Net Income	$1,272	$1,103	$1,047
Other changes in equity from nonowner sources	(30)	502	(996)

Total changes in equity from nonowner sources	$1,242	$1,605	$51

See Notes to Consolidated Financial Statements.

4

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase (Decrease) in Cash
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Cash Flows from Operating Activities
Premiums collected	$2,109	$1,986	$1,715
Net investment income received	2,430	2,489	2,365
Other revenues received	867	865	537
Benefits and claims paid	(1,176)	(1,193)	(1,094)
Interest credited to contractholders	(1,159)	(1,046)	(958)
Operating expenses paid	(1,000)	(970)	(1,013)
Income taxes paid	(472)	(490)	(393)
Trading account investments purchases, net	(92)	(143)	(80)
Other	(227)	(258)	(104)

Net Cash Provided by Operating Activities	1,280	1,240	975

Cash Flows from Investing Activities
Proceeds from maturities of investments
Fixed maturities	3,706	4,257	4,103
Mortgage loans	455	380	662
Proceeds from sales of investments
Fixed maturities	14,110	10,840	12,562
Equity securities	112	397	100
Real estate held for sale	6	244	219
Purchases of investments
Fixed maturities	(22,556)	(17,836)	(18,129)
Equity securities	(50)	(7)	(309)
Mortgage loans	(287)	(264)	(470)
Policy loans, net	41	9	599
Short-term securities (purchases) sales, net	(914)	(810)	316
Other investments (purchases), sales, net	103	(461)	(413)
Securities transactions in course of settlement, net	1,086	944	(463)

Net Cash Used in Investing Activities	(4,188)	(2,307)	(1,223)

Cash Flows from Financing Activities
Contractholder fund deposits	8,308	6,022	5,764
Contractholder fund withdrawals	(4,932)	(4,030)	(4,946)
Dividends to parent company	(472)	(860)	(550)
Net Cash Provided by Financing Activities	2,904	1,132	268

Net increase (decrease) in cash	(4)	65	20
Cash at December 31, previous year	150	85	65

Cash at December 31, current year	$146	$150	$85

See Notes to Consolidated Financial Statements.

5

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

Basis of Presentation

At December 31, 2001 and 2000, The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), was a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompan y transactions and balances have been eliminated. See Note 16.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Accounting Changes

Accounting for Derivative Instruments and Hedging Activities

Effective January 1, 2001, the Company adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation.

As a result of adopting FAS 133, the Company recorded a charge of $6 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income and a charge of $29 million after tax, reflected as a cumulative catch-up adjustment in the accumulated other changes in equity from nonowner sources section of shareholder’s equity. During the twelve months ending December 31, 2001, the Company reclassified from accumulated other changes in equity from nonowner sources into net investment income $35 million of losses related to derivatives that were designated as cash flow hedges at transition.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In April 2001, the Company adopted the FASB Emerging Issues Task Force (EITF) 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on

6

certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded a charge of $3 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income. The implementation of this EITF did not have a significant impact on results of operations, financial condition or liquidity.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125” (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FAS 125) are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. FAS 140 also amends the accounting for collateral and requires n ew disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The adoption of FAS 140 did not have a significant effect on the Company’s results of operations, financial condition or liquidity. See Note 4.

Accounting Standards Not Yet Adopted

Business Combinations, Goodwill and Other Intangible Assets

In July 2001, the FASB issued Statements of Financial Accounting Standards No. 141, “Business Combinations” (FAS 141) and No. 142, “Goodwill and Other Intangible Assets” (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. The Company will apply the new rules on accounting for goodwill and other intangible assets in the first quarter of 2002 and for purchase business combinations consummated a fter June 30, 2001.

Upon adoption, the Company will stop amortizing goodwill and indefinite-lived intangible assets. Based on the current levels of these assets, this would reduce general and administrative expenses and increase net income by approximately $11 million in 2002. In addition, the Company has performed the transitional impairment tests using the fair value approach required by the new standard. Based upon these tests, the Company does not anticipate impairing goodwill or other intangible assets as of January 1, 2002.

Asset Retirement Obligations

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 143, “Accounting for Asset Retirement Obligations” (FAS 143). FAS 143 changes the measurement of an asset retirement obligation from a cost-accumulation approach to a fair value approach, where the fair value (discounted value) of an asset retirement obligation is recognized as a liability in the period in which it is incurred and accretion expense is recognized using the credit-adjusted risk-free interest rate in effect when the liability was initially recognized. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and subsequently amortized into expense. The pre-FAS 143 prescribed practice of reporting a retirement obligation as a contra-asset will no longer be allowed. The Company is in the process of assessing the impact of the new standard that will take effect on January 1, 2003.

7

Impairment or Disposal of Long-Lived Assets

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets” (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur.

The Company will adopt FAS 144 effective January 1, 2002. The provisions of the new standard are generally to be applied prospectively and are not expected to significantly affect the Company’s results of operations, financial condition or liquidity.

Accounting Policies

Investments

Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities, including instruments subject to securities lending agreements (see Note 4), are classified as “available for sale” and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder’s equity.

Equity securities, which include common and non-redeemable preferred stocks, are classified as “available for sale” and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder’s equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2001 and 2000.

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2001 and 2000.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 13.

8

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received. Investments in default at December 31, 2001 and 2000 were insignificant.

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes. (See Note 11 for a more detailed description of the Company’s derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other invested assets while derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains (losses), together with changes in the fair value of the related hedged item. The Company’s fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder’s equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains (losses). The Company’s cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any forward premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder’s equity. The ineffective portion is reflected in realized investment gains (losses).

Derivatives that are used to hedge instruments that are carried at fair value, or do not qualify as hedges under the new rules, are also carried at fair value with changes in value reflected in realized investment gains (losses).

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any excess gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains (losses).

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder’s equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains (losses).

Financial instruments with embedded derivatives:

The Company bifurcates an embedded derivative where a.) the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, b.) the

9

entire instrument would not otherwise be remeasured at fair value and c.) a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses). Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses) consistent with the hedge instrument. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistent with the risk management strategy as follows. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains (losses).

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains (losses). Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains (losses) and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity.

Investment Gains and Losses

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Other-than-temporary declines in fair value of investments are included in realized investment gains and losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

Deferred Acquisition Costs

Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums. Universal life costs are amortized in relation to estimated gross profits, and annuity contracts employ a level yield method. For life insurance, a 15 to 20-year amortization period is used, and a 7 to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

Value of Insurance in Force

The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup’s predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life

10

insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2001 and 2000 was $144 million and $170 million, respectively.

Separate and Variable Accounts

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value.

Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141 “Business Combinations” (FAS 141) and No. 142 “Goodwill and Other Intangible Assets” (FAS 142), which will be applied to goodwill and intangible assets in the first quarter of 2002, goodwill is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $336 million and $334 million of goodwill and other intangible assets at December 31, 2001 and 2000, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of FAS 141 and FAS 142, the Company will stop amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting Policies, Accounting Standards Not Yet Adopted.

Contractholder Funds

Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 1.9% to 14.0%.

Future Policy Benefits

Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

Guaranty Fund and Other Insurance Related Assessments

Included in Other Liabilities is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company’s share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2001 and 2000, the Company had a liability of $22.3 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.3 million and $3.4 million, respectively. The assessments are expected to be paid over a period of 3 to 5 years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

11

Permitted Statutory Accounting Practices

The Company’s insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

Premiums

Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

Fee Income

Fee income includes mortality, administrative and equity protection charges, as well as universal life and variable annuity separate account management fees.

Other Revenues

Other revenues include surrender, penalties and other charges related to annuity and universal life contracts. Also included are revenues of non-insurance subsidiaries and amortization of deferred income.

Current and Future Insurance Benefits

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

Interest Credited to Contractholders

Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

Federal Income Taxes

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

Stock-Based Compensation

The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, “Accounting for Stock Issued to Employees” (APB 25), and has included in the Notes to Consolidated Financial Statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, “Accounting for Stock-Based Compensation” (FAS 123). See Note 13. The Company accounts for its stock-based non-employee compensation plans at fair value.

2.   BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. After-tax amortization amounted to $21 million and $5 million in 2001 and 2000, respectively. Earned premiums were $25 million, $138 million and $230 million in 2001, 2000 and 1999, respectively.

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3.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

Travelers Life & Annuity (TLA) core offerings include individual annuity, individual life, corporate owned life insurance (COLI) and group annuity insurance products distributed by TIC and TLAC principally under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts (GICs), payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues.

The Primerica Life Insurance business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 96,000 full and part-time licensed Personal Financial Analysts.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

Business Segment Information:

At and for the year Ended December 31, 2001 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$957	$1,145	$2,102
Deposits	13,067	—	13,067

Total business volume	$14,024	$1,145	$15,169
Net investment income	2,530	301	2,831
Interest credited to contractholders	1,179	—	1,179
Amortization of deferred acquisition costs	171	208	379
Total expenditures for deferred acquisition costs	553	298	851
Federal income taxes (FIT) on Operating Income	377	209	586
Operating Income (excludes realized gains or losses and the related FIT)	$801	$399	$1,200
Segment Assets	$69,836	$8,030	$77,866

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At and for the year Ended December 31, 2000 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$860	$1,106	$1,966
Deposits	11,536	—	11,536
Total business volume	$12,396	$1,106	$13,502
Net investment income	2,450	280	2,730
Interest credited to contractholders	1,038	—	1,038
Amortization of deferred acquisition costs	166	181	347
Total expenditures for deferred acquisition costs	520	272	792
Federal income taxes (FIT) on Operating Income	381	197	578
Operating Income (excludes realized gains or losses and the related FIT)	$777	$376	$1,153
Segment Assets	$62,771	$7,522	$70,293

At and for the year Ended December 31, 1999 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$656	$1,072	$1,728
Deposits	10,639	—	10,639

Total business volume	$11,295	$1,072	$12,367
Net investment income	2,249	257	2,506
Interest credited to contractholders	937	—	937
Amortization of deferred acquisition costs	127	188	315
Total expenditures for deferred acquisition costs	430	256	686
Federal income taxes (FIT) on Operating Income	319	186	505
Operating Income (excludes realized gains or losses and the related FIT)	$619	$355	$974
Segment Assets	$56,615	$6,916	$63,531

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Business Segment Reconciliation:

	At and for the years ended December 31,

($ in millions)	2001	2000	1999

Business Volume and Revenues
Total business volume	$15,169	$13,502	$12,367
Other revenues, including fee income	644	635	521
Elimination of deposits	(13,067)	(11,536)	(10,639)

Revenue from external sources	2,746	2,601	2,249
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113

Total revenues	$5,702	$5,254	$4,868

Operating Income
Total operating income of business segments	$1,200	$1,153	$974
Realized investment gains (losses), net of tax	81	(50)	73
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Income from continuing operations	$1,272	$1,103	$1,047

Assets

Total assets of business segments	$77,866	$70,293	$63,531

Business Volume and Revenues
Individual Annuities	$7,166	$7,101	$5,816
Group Annuities	8,383	6,563	6,572
Individual Life and Health Insurance	2,854	2,445	2,424
Other (a)	366	681	695
Elimination of deposits	(13,067)	(11,536)	(10,639)

Total revenue	$5,702	$5,254	$4,868

             (a)   Other represents revenue attributable to unallocated capital and run-off businesses.

The Company’s revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

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4.   INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities were as follows:

December 31, 2001 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$6,654	$116	$57	$6,713
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,677	8	63	1,622
Obligations of states, municipalities and political subdivisions	108	4	1	111
Debt securities issued by foreign governments	810	46	5	851
All other corporate bonds	17,904	482	260	18,126
Other debt securities	4,406	154	86	4,474
Redeemable preferred stock	171	12	8	175

Total Available For Sale	$31,730	$822	$480	$32,072

December 31, 2000 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$5,492	$169	$34	$5,627
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,141	71	5	1,207
Obligations of states, municipalities and political subdivisions	168	14	1	181
Debt securities issued by foreign governments	761	18	14	765
All other corporate bonds	14,575	269	253	14,591
Other debt securities	4,217	87	59	4,245
Redeemable preferred stock	201	14	19	196

Total Available For Sale	$26,555	$642	$385	$26,812

Proceeds from sales of fixed maturities classified as available for sale were $14.1 billion, $10.8 billion and $12.6 billion in 2001, 2000 and 1999, respectively. Gross gains of $633 million, $213 million and $200 million and gross losses of $426 million, $432 million and $223 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.6 billion and $4.8 billion at December 31, 2001 and 2000, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

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($ in millions)	Amortized Cost	Fair Value

Maturity:
Due in one year or less	$1,843	$1,868
Due after 1 year through 5 years	9,206	9,401
Due after 5 years through 10 years	7,578	7,649
Due after 10 years	6,449	6,441

	25,076	25,359

Mortgage-backed securities	6,654	6,713

Total Maturity	$31,730	$32,072

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company’s investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs classified as available for sale with a fair value of $4.5 billion and $4.4 billion, respectively. Approximately 38% and 49%, respectively, of the Company’s CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2001 and 2000. In addition, the Company held $2.1 billion and $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2001 and 2000, respectively. All of these securities are rated AAA.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2001 and 2000, the Company held collateral of $2.4 billion and $1.5 billion, respectively.

Equity Securities

The cost and fair values of investments in equity securities were as follows:

Equity Securities: ($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2001
Common stocks	$96	$11	$6	$101
Non-redeemable preferred stocks	375	8	12	371

Total Equity Securities	$471	$19	$18	$472

December 31, 2000
Common stocks	$139	$11	$25	$125
Non-redeemable preferred stocks	492	7	32	467

Total Equity Securities	$631	$18	$57	$592

Proceeds from sales of equity securities were $112 million, $397 million and $100 million in 2001, 2000 and 1999, respectively. Gross gains of $10 million, $107 million and $15 million and gross losses of $109 million, $16 million and $8 million in 2001, 2000 and 1999, respectively, were realized on those sales.

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Mortgage Loans and Real Estate

At December 31, 2001 and 2000, the Company’s mortgage loan and real estate portfolios consisted of the following:

($ in millions)	2001	2000

Current Mortgage Loans	$1,976	$2,144
Underperforming Mortgage Loans	19	43

Total Mortgage Loans	1,995	2,187

Real Estate —Foreclosed	42	18
Real Estate — Investment	13	13

Total Real Estate	55	31

Total Mortgage Loans and Real Estate	$2,050	$2,218

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2001 are as follows:

Year Ending December 31, ($ in millions)

2002	$139
2003	174
2004	133
2005	132
2006	206
Thereafter	1,211

Total	$1,995

Trading Securities

Trading securities of the Company are held in Tribeca Investments LLC. See Note 11.

The Company’s trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

Other invested assets

Other invested assets are composed of the following:

($ in millions)	2001	2000

Investment in Citigroup preferred stock	$987	$987
Partnership investments	949	807
Real estate joint ventures	520	535
Other	29	27

Total	$2,485	$2,356

Concentrations

At December 31, 2001 and 2000, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 13.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 13.

The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

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($ in millions)	2001	2000

Electric Utilities	$3,883	$2,244
Banking	1,944	2,078
Finance	1,633	1,836

The Company held investments in foreign banks in the amount of $954 million and $1,082 million at December 31, 2001 and 2000, respectively, which are included in the table above. Below investment grade assets included in the categories of the preceding table totaled $401 million in 2001 and $214 million in 2000.

Included in fixed maturities are below investment grade assets totaling $2.3 billion and $2.0 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated Ba1 (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

Included in mortgage loans were the following group concentrations:

	2001	2000

State
California	$788	$734
New York	203	208
Property Type
Agricultural	$1,131	$1,006
Office	471	661

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company’s underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

Non-Income Producing Investments

Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

Restructured Investments

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2001 and 2000. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2001 and 2000. Interest on these assets, included in net investment income, was also insignificant in 2001 and 2000.

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Net Investment Income

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Gross Investment Income
Fixed maturities	$2,328	$2,061	$1,806
Mortgage loans	210	223	235
Trading	131	208	141
Joint ventures and partnerships	71	150	141
Other, including policy loans	218	237	287

Total gross investment income	2,958	2,879	2,610

Investment expenses	127	149	104

Net investment income	$2,831	$2,730	$2,506

Realized and Unrealized Investment Gains (Losses)

Net realized investment gains (losses) for the periods were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Realized Investment Gains (Losses)
Fixed maturities	$207	$(219)	$(23)
Equity securities	(99)	91	7
Mortgage loans	5	27	29
Real estate held for sale	3	25	108
Other	9	(1)	(8)

Total realized investment gains (losses)	$125	$(77)	$113

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Unrealized Investment Gains (Losses)
Fixed maturities	$85	$891	$(1,554)
Equity securities	40	(132)	49
Other	(20)	13	(30)

Total unrealized investment gains (losses)	105	772	(1,535)

Related taxes	37	271	(539)
Change in unrealized investment gains (losses)	68	501	(996)
Balance beginning of year	103	(398)	598

Balance end of year	$171	$103	$(398)

5.   REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5

20

million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $285.7 billion and $252.5 billion at December 31, 2001 and 2000.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $233.3 million and $123.4 million in 2001 and 2000, respectively, and earned premiums ceded were $240.1 million and $117.3 million in 2001 and 2000, respectively.

The Company writes workers’ compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

	For the years ending December 31,

	2001	2000	1999

Written Premiums
Direct	$2,848	$2,634	$2,274
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(146)	(195)	(206)
Non-affiliated companies	(591)	(465)	(322)

Total Net Written Premiums	$2,112	$1,974	$1,746

	2001	2000	1999

Earned Premiums
Direct	$2,879	$2,644	$2,248
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(180)	(216)	(193)
Non-affiliated companies	(598)	(462)	(327)

Total Net Earned Premiums	$2,102	$1,966	$1,728

Reinsurance recoverables at December 31, 2001 and 2000 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

	2001	2000

Reinsurance Recoverables
Life and Accident and Health Business:
Non-affiliated companies	$2,282	$2,024
Property-Casualty Business:
Affiliated companies	1,881	1,953

Total Reinsurance Recoverables	$4,163	$3,977

Reinsurance recoverables include $1,060 million and $820 million from General Electric Capital Assurance Company, and also include $500 million and $539 million, from The Metropolitan Life Insurance Company at December 31, 2001 and 2000, respectively.

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6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2001 and 2000, the Company had $34.1 billion and $29.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $19.1 billion and $16.4 billion is not subject to discretionary withdrawal based on contract terms. The remaining $15.0 billion and $13.3 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $4.2 billion and $2.9 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.0 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.5%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.5 billion of liabilities are surrenderable without charge. More than 10.2% and 10.5% of these relate to individual life products for 2001 and 2000, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

7.   FEDERAL INCOME TAXES

Effective Tax Rate

	For the year ended December 31,

($ in millions)	2001	2000	1999

Income Before Federal Income Taxes	$1,911	$1,654	$1,592
Statutory Tax Rate	35%	35%	35%

Expected Federal Income Taxes	669	579	557
Tax Effect of:
Non-taxable investment income	(20)	(19)	(19)
Other, net	(19)	(9)	7

Federal Income Taxes	$630	$551	$545

Effective Tax Rate	33%	33%	34%

Composition of Federal Income Taxes

Current:
United States	$424	$429	$377
Foreign	47	33	32

Total	471	462	409

Deferred:
United States	166	96	143
Foreign	(7)	(7)	(7)

Total	159	89	136

Federal Income Taxes	$630	$551	$545

Additional tax benefits attributable to employee stock plans allocated directly to shareholder’s equity for the years ended December 31, 2001, 2000 and 1999 were $21 million, $24 million and $17 million, respectively.

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The net deferred tax liabilities at December 31, 2001 and 2000 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)	2001	2000

Deferred Tax Assets:
Benefit, reinsurance and other reserves	$539	$667
Operating lease reserves	62	66
Employee benefits	104	102
Other	158	139

Total	863	974

Deferred Tax Liabilities:
Deferred acquisition costs and value of insurance in force	(968)	(843)
Investments, net	(215)	(308)
Other	(89)	(107)

Total	(1,272)	(1,258)

Net Deferred Tax Liability	$(409)	$(284)

The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

At December 31, 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders’ surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

8.   SHAREHOLDER’S EQUITY

Shareholder’s Equity and Dividend Availability

The Company’s statutory net income, which includes the statutory net income of all insurance subsidiaries, was $330 million, $981 million and $890 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company’s statutory capital and surplus was $5.09 billion and $5.16 billion at December 31, 2001 and 2000, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual – version effective January 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $586 million is available by the end of the year 2002 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. The Company paid dividends of $472 million, $860 million and $550 million in 2001, 2000 and 1999, respectively.

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Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

($ in millions)	Net Unrealized Gain (Loss) On Investment Securities	Foreign Currency Translation Adjustments	Derivative Instruments And Hedging Activities	Accumulated Other Changes in Equity from Nonowner Sources

Balance, January 1, 1999	$607	$(9)	$—	$598
Unrealized losses on investment securities, net of tax of $(576)	(923)	—	—	(923)
Less: reclassification adjustment for gains included in net income, net of tax of $40	(73)	—	—	(73)

Period change	(996)	—	—	(996)

Balance, December 31, 1999	(389)	(9)	—	(398)
Unrealized gains on investment securities, net of tax of $297	451	—	—	451
Less: reclassification adjustment for losses included in net income, net of tax of $(27)	50	—	—	50
Foreign currency translation adjustment, net of tax of $1	—	1	—	1

Period change	501	1	—	502

Balance, December 31, 2000	112	(8)	—	104
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax of $(16)	—	—	(29)	(29)
Unrealized gain on investment securities, net of tax of $80	149	—	—	149
Less: reclassification adjustment for gains included in net income, net of tax of $44	(81)	—	—	(81)
Foreign currency translation adjustment, net of tax of $(3)	—	(5)	—	(5)
Derivative instrument hedging activity losses, net of tax of $(35)	—	—	(64)	(64)

Period change	68	(5)	(93)	(30)

Balance, December 31, 2001	$180	$(13)	$(93)	$74

9.   BENEFIT PLANS

Pension and Other Postretirement Benefits

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TPC. (See Note 16). The Company’s share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2001, 2000 and 1999.

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401(k) Savings Plan

Substantially all of the Company’s employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company’s expenses in connection with the 401(k) savings plan were not significant in 2001, 2000 and 1999. See Note 13.

10.   LEASES

Most leasing functions for TPC and its subsidiaries are administered by the property casualty affiliates of the Company. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $26 million, and $30 million in 2001, 2000 and 1999, respectively.

Year Ending December 31, ($ in millions)	Minimum Operating Rental Payments

2002	$46
2003	47
2004	44
2005	41
2006	43
Thereafter	220

Total Rental Payments	$441

Future sublease rental income of approximately $91 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $167 million, by an affiliate. Minimum future capital lease payments are not significant.

The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

See Note 16 for additional information about lease arrangements.

11.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, commodity, or currency at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor’s 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the Company’s direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

25

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each other based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed upon notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the net investment in the Company’s Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company’s hedging activities for the year ended December 31, 2001:

($ in millions)	Year Ended December 31, 2001

Hedge ineffectiveness recognized related to fair value hedges	$(4.1)
Hedge ineffectiveness recognized related to cash flow hedges	(6.2)
Cash flow transaction amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pretax earnings within twelve months from 12/31/01	(110.0)
Net gain recorded in accumulated other changes in equity from nonowner sources related to net investment hedges	0.8

During the year ended December 31, 2001 there were no discontinued forecasted transactions.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to non-affiliated partnerships. The off-balance sheet risk of fixed and variable rate loan commitments was not significant at December 31, 2001 and 2000. The Company had unfunded commitments of $525.1 million and $491.2 million to these partnerships at December 31, 2001 and 2000, respectively.

26

Fair Value of Certain Financial Instruments

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, “Disclosure about Fair Value of Financial Instruments,” and therefore are not included in the amounts discussed.

At December 31, 2001 and 2000, investments in fixed maturities had a carrying value and a fair value of $32.1 billion and $26.8 billion, respectively. See Notes 1 and 4.

At December 31, 2001, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.1 billion and at year-end 2000 had a carrying value of $2.2 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY carried at cost of $987 million at December 31, 2001 and 2000. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $52.5 million were received during 2001, 2000 and 1999, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2001, contractholder funds with defined maturities had a carrying value of $9.5 billion and a fair value of $10.0 billion, compared with a carrying value and a fair value of $6.8 billion and $6.7 billion at December 31, 2000. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company’s credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000. These contracts generally are valued at surrender value.

The carrying values of $495 million and $588 million of financial instruments classified as other assets approximated their fair values at December 31, 2001 and 2000, respectively. The carrying values of $1.5 billion and $2.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.   COMMITMENTS AND CONTINGENCIES

Financial Instruments with Off-Balance Sheet Risk

See Note 11 for a discussion of financial instruments with off-balance sheet risk.

Litigation

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

27

TIC and its subsidiaries are defendants or co-defendants in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company’s management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

13.   RELATED PARTY TRANSACTIONS

Certain administrative and data processing services are provided to the Company by its property casualty affiliates. Investment advisory and management services are provided to the Company by other affiliates. The Company provides various employee benefits coverages to employees of certain subsidiaries of TPC. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department. The amounts due from affiliates included in other assets in 2001 and 2000 were $88.2 million and $50.0 million, respectively. See Note 16.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company’s share of the pool amounted to $2.6 billion and $1.8 billion at December 31, 2001 and 2000, respectively, and is included in short-term securities in the consolidated balance sheets.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.5 billion, $1.8 billion, and $1.3 billion in 2001, 2000 and 1999, respectively. Life premiums were $96.5 million, $77.0 million and $60.9 million in 2001, 2000 and 1999, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.6 billion, $1.8 billion and $1.6 billion in 2001, 2000 and 1999, respectively.

Primerica Financial Services, Inc. (Primerica), an affiliate, is a distributor of products for TLA. Primerica sold $901 million, $1.03 billion and $903 million of individual annuities in 2001, 2000 and 1999, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (Citibank). Deposits received from Citibank were $564 million and $392 million in 2001 and 2000, respectively, and were insignificant in 1999.

The Company sells structured settlement annuities to its property casualty affiliates in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $194 million, $191 million, and $156 million for 2001, 2000 and 1999, respectively. Reserves and contractholder funds related to these annuities amounted to $825 million and $811 million in 2001 and 2000, respectively.

At December 31, 2001 and 2000 the Company had outstanding loaned securities to SSB for $413.5 million and $234.1 million, respectively.

Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2001 and 2000, carried at cost. Dividends received on this investment were $52.5 million in 2001, and 2000 and 1999.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $310.9 million and $355.5 million at December 31, 2001 and 2000, respectively. Income of $65.5 million, $67.0 million and $109.5 million was earned on these investments in 2001, 2000 and 1999, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million and $74.2 million at December 31, 2001 and 2000, respectively. Income (loss) of $(41.6) million, $8.1 million and $9.9 million were earned on this investment in 2001, 2000 and 1999, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm’s length basis.

Primerica Life has entered into a General Agency Agreement with Primerica, that provides that Primerica will be Primerica Life’s general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct

28

premiums received by Primerica Life. In each of 2001, 2000, and 1999 the fees paid by Primerica Life were $12.5 million.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under this program, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company’s employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup’s common stock at the date of grant, is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company’s charge to income was insignificant during 2001, 2000 and 1999.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

	Year Ended December 31,

($ in millions)	2001	2000	1999

Net income, as reported	$1,272	$1,103	$1,047
FAS 123 pro forma adjustments, after tax	(15)	(19)	(16)
Net income, pro forma	$1,257	$1,084	$1,031

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

	Year Ended December 31,

	2001	2000	1999

Expected volatility of Citigroup Stock	38.31%	41.5%	44.1%
Risk-free interest rate	4.42%	6.23%	5.29%
Expected annual dividend per Citigroup share	$0.92	$0.78	$0.47
Expected annual forfeiture rate	5%	5%	5%

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14.   RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Net Income from Continuing Operations	$1,281	$1,103	$1,047
Adjustments to reconcile net income to net cash provided by operating activities:
Realized (gains) losses	(125)	77	(113)
Deferred federal income taxes	159	89	136
Amortization of deferred policy acquisition costs	379	347	315
Additions to deferred policy acquisition costs	(851)	(792)	(686)
Investment income	(493)	(384)	(221)
Premium balances	7	20	(13)
Insurance reserves and accrued expenses	686	559	411
Other	237	221	99

Net cash provided by operations	$1,280	$1,240	$975

15.   NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999. Foreclosures in 2001 and 2000 were insignificant.

16.   SUBSEQUENT EVENTS

On February 8, 2002, TPC filed a registration statement with the Securities and Exchange Commission in connection with the proposed offering of a minority interest in TPC. Citigroup has announced its plan to make a tax-free distribution of a portion of its remaining interest in TPC by year-end 2002. Prior to the proposed offering, the Company will be distributed to by TPC to TPC’s immediate parent company, so that the Company will remain an indirect wholly owned subsidiary of Citigroup after the offering. Therefore, all retirement and post retirement plans previously provided to Company employees by TPC will be administered by Citigroup. Prior to the offering, TIC intends to sell its home office buildings in Hartford, Connecticut and a building in Norcross, Georgia housing TPC’s information systems department to TPC for $68 million. The company will have the right to continue to use the names “Travelers Life & Annuity,” “The Travelers Insurance Company, ” “The Travelers Life and Annuity Company,” and the related names in connection with the Company’s business. Currently, TIC and TLAC share services with the property casualty subsidiaries of TPC. These services, which include leasing arrangements, facilities management, banking and financial functions, benefit coverages, data processing services, a short-term investment pool and others, will be phased out over a brief period of time if the transaction is completed. If the distribution does not occur, these services will likely continue for the foreseeable future.

In connection with the proposed distribution described above, on February 27, 2002, TPC exchanged the 50,793,450 shares of Citigroup common stock owned by it for 2,225 shares of Citigroup’s 6.767% Cumulative Preferred Stock, Series YYY, par value $1.00 per share and liquidation value $1 million per share. The exchange ratio was based on the closing price of Citigroup’s common stock on the New York Stock Exchange on February 25, 2002. Prior to the proposed TPC offering, TPC will contribute the Series YYY Preferred Stock to the Company.

Item 9.	Changes In and Disagreements with Accountants on Accounting and Financial Disclosure.

None.

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PART III

Item 10.	Directors and Executive Officers of the Registrant.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 11.	Executive Compensation.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 12.	Security Ownership of Certain Beneficial Owners and Management.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 13.	Certain Relationships and Related Transactions.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

PART IV

Item 14.	Exhibits, Financial Statement Schedules, and Reports on Form 8-K.

              (a)   Documents filed:

               (1)   Financial Statements. See index on page 15 of this report.

               (2)   Financial Statement Schedules. See index on page 58 of this report.

               (3)   Exhibits. See Exhibit Index on page 56.

              (b)   Reports on Form 8-K:

               None

EXHIBIT INDEX

Exhibit No.	Description
3.	Articles of Incorporation and By-Laws
	a.)	Charter of The Travelers Insurance Company (the “Company”), as effective October 19, 1994, incorporated by reference to Exhibit 3.01 to the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 1994 (File No. 33-33691) (the “Company’s September 30, 1994 10-Q”).
	b.)	By-laws of the Company, as effective October 20, 1994, incorporated by reference to Exhibit 3.02 to the Company’s September 30, 1994 10-Q.
10.	Lease for office space in Hartford, Connecticut dated as of April 2, 1996, by and between the Company and The Travelers Indemnity Company, incorporated by reference to Exhibit 10.14 to the Annual Report on Form 10-K of Travelers Property Casualty Corp. for the fiscal year ended December 31, 1996 (File No. 1-14328).
21.	Subsidiaries of the Registrant: Omitted pursuant to General Instruction I(2)(b) of Form 10-K.

31

SIGNATURES

Pursuant to the requirements of Section 13 or 15 (d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on the 15th day of March, 2002.

THE TRAVELERS INSURANCE COMPANY (Registrant)
By:	/s/ Glenn D. Lammey

Glenn D. Lammey Executive Vice President, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed by the following persons on behalf of the registrant and in the capacities indicated on the 15th day of March, 2002.

Signature	Capacity

/s/ George C. Kokulis (George C. Kokulis)	Director and Chief Executive Officer (Principal Executive Officer)

/s/ Glenn D. Lammey (Glenn D. Lammey)	Director, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ William R. Hogan (William R. Hogan)	Director

/s/ Marla Berman Lewitus (Marla Berman Lewitus)	Director

Supplemental Information to be Furnished With Reports Filed Pursuant to Section 15(d) of the Act by Registrants Which Have Not Registered Securities pursuant to Section 12 of the Act: NONE

No Annual Report to Security Holders covering the registrant’s last fiscal year or proxy material with respect to any meeting of security holders has been sent, or will be sent, to security holders.

32

INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

Page

The Travelers Insurance Company and Subsidiaries
Independent Auditors’ Report	*
Consolidated Statements of Income	*
Consolidated Balance Sheets	*
Consolidated Statements of Changes In Retained Earnings and Accumulated Other Changes in Equity from Nonowner Sources	*
Consolidated Statements of Cash Flows	*
Notes to Consolidated Financial Statements	*
Independent Auditors’ Report	59
Schedule I — Summary of Investments — Other than Investments in Related Parties 2001	60
Schedule III — Supplementary Insurance Information 1999-2001	61
Schedule IV — Reinsurance 1999-2001	62

All other schedules are inapplicable for this filing.

*  See index on page 15

33

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 17, 2002, except as to Note 16, which is as of February 27, 2002, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
Note 16, which is as of February 27, 2002

34

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2001
($ in millions)

	Cost	Value	Amount Shown in Balance Sheet (1)

Type of Investment
Fixed Maturities:
Bonds:
U.S. Government and government agencies and authorities	$5,485	$5,447	$5,447
States, municipalities and political subdivisions	108	111	111
Foreign governments	810	851	851
Public utilities	3,249	3,280	3,280
Convertible bonds and bonds with warrants attached	343	353	353
All other corporate bonds	21,564	21,855	21,855

Total Bonds	31,559	31,897	31,897
Redeemable preferred stocks	171	175	175

Total Fixed Maturities	31,730	32,072	32,072

Equity Securities:
Common Stocks:
Banks, trust and insurance companies	9	10	10
Industrial, miscellaneous and all other(2)	30	34	34

Total Common Stocks	39	44	44
Nonredeemable preferred stocks	375	371	371

Total Equity Securities	414	415	415

Mortgage Loans	1,995		1,995
Real Estate Held For Sale	55		55
Policy Loans	1,208		1,208
Short-Term Securities	3,053		3,053
Other Investments (3) (4) (5)	3,077		3,053

Total Investments	$41,532		$41,851

______________

(1)	Determined in accordance with methods described in Notes 1 and 4 of the Notes to Consolidated Financial Statements.

(2)	Excludes $57 million related party investment.

(3)	Excludes $987 million of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(4)	Also excludes $325 million fair value of investment in affiliated partnership interests.

(5)	Includes derivatives marked to market and recorded at fair value in the balance sheet.

35

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
($ in millions)

	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses(1)	Other policy claims and benefits payable	Premium revenue	Net investment income	Benefits, claims and losses(2)	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written

2001
Travelers Life & Annuity	$1,672	$33,475	$368	$957	$2,530	$2,534	$171	$154	$955
Primerica Life	1,789	3,044	144	1,145	301	507	208	217	1,157

Total	$3,461	$36,519	$512	$2,102	$2,831	$3,041	$379	$371	$2,112

2000
Travelers Life & Annuity	$1,291	$29,377	$321	$860	$2,450	$2,294	$166	$233	$859
Primerica Life	1,698	2,856	140	1,106	280	496	181	230	1,115

Total	$2,989	$32,233	$461	$1,966	$2,730	$2,790	$347	$463	$1,974

1999
Travelers Life & Annuity	$1,081	$26,958	$280	$656	$2,249	$1,954	$127	$322	$666
Primerica Life	1,607	2,734	158	1,072	257	488	188	197	1,080

Total	$2,688	$29,692	$438	$1,728	$2,506	$2,442	$315	$519	$1,746

______________

(1)	Includes contractholder funds.

(2)	Includes interest credited to contractholders.

36

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ in millions)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

2001
Life Insurance In Force	$510,457	$285,696	$3,636	$228,397	1.6%
Premiums:
Life insurance	2,378		—	2,026	—
Accident and health insurance	321	246	1	76	—
Property casualty	180	180	—	—	—

Total Premiums	$2,879	$778	$1	$2,102	—

2000
Life Insurance In Force	$480,958	$252,498	$3,692	$232,152	1.6%
Premiums:
Life insurance	2,106	330	—	1,776	—
Accident and health insurance	322	132	—	190	—
Property casualty	216	216	—	—	—

Total Premiums	$2,644	$678	$—	$1,966	—

1999
Life Insurance In Force	$457,541	$222,522	$3,723	$238,742	1.6%
Premiums:
Life insurance	1,768	313	—	1,455	—
Accident and health insurance	287	14	—	273	—
Property casualty	193	193	—	—	—

Total Premiums	$2,248	$520	$—	$1,728	—

37

                                     PART C

                                OTHER INFORMATION

Item 28.  Financial Statements and Exhibits

(a)      The financial statements of the Registrant, as well as of The Travelers
         Quality Bond Account for Variable Annuities, The Travelers Money Market
         Account for Variable Annuities, The Travelers Timed Growth and Income
         Stock Account for Variable Annuities, The Travelers Timed Short-Term
         Bond Account for Variable Annuities and The Travelers Timed Aggressive
         Stock Account for Variable Annuities, and the Reports of Independent
         Auditors thereto, are in the Annual Reports for the respective Accounts and are incorporated into the Statement of Additional Information. For each of the Accounts, these financial statements include as applicable:

              Statement of Assets and Liabilities as of December 31, 2001
              Statement of Operations for the year ended December 31, 2001
              Statements of Changes in Net Assets for the years ended December
              31, 2001 and 2000 Statement of Investments as of December 31, 2001
              Notes to Financial Statements

         The consolidated financial statements and schedules of The Travelers
         Insurance Company and subsidiaries and the reports of Independent
         Auditors are contained in the Statements of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

              Consolidated Statements of Income for the years ended December 31,
              2001, 2000 and 1999 Consolidated Balance Sheets as of December 31,
              2001 and 2000
              Consolidated Statements of Changes in Retained Earnings and
              Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2001, 2000 and 1999 Consolidated
              Statements of Cash Flows for the years ended December 31, 2001,
              2000 and 1999 Notes to Consolidated Financial Statements

(b)  Exhibits

1.     Resolution of The Travelers Insurance Company's Board of Directors
       authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 67 to the
       Registration Statement on Form N-3 filed April 19, 1996.)

2.     Rules and Regulations of the Registrant. (Incorporated herein by reference to Exhibit C to the Definitive Proxy Statement on Schedule 14A
       filed March 9, 1999, Acession No. 0000950123-99-001974.)

3.     Custody Agreement between the Registrant and Chase Manhattan Bank, N. A.,
       Brooklyn, New York. (Incorporated herein by reference to Exhibit 3 to
       Post-Effective Amendment No. 66 to the Registration Statement on Form N-3
       filed April 27, 1995.)

4.     Investment Advisory Agreement between the Registrant and Travelers Asset
       Management International Corporation. (Incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 69 to the Registration
       Statement on Form N-4, filed February 27, 1998.)

4(a)   Investment Sub-Advisory Agreement between the Registrant and The
       Travelers Investment Management Company. (Incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 69 to the
       Registration Statement on Form N-4, filed February 27, 1998.)

5(a).  Distribution and Principal Underwriting Agreement among the Registrant,
       The Travelers Insurance Company and Travelers Distribution LLC.
       (Incorporated herein by reference to Exhibit 5(a) to the Registration
       Statement on Form N-3, filed April 30, 2001.)

5(b).  Selling Agreement, (Incorporated herein by reference to Exhibit 3(b) to
       Post-Effective Amendment No. 4 to the Registration Statement on Form N-4,
       File No. 333-27689, filed April 6, 2001.)

6.     Example of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 29 to Registration Statement
       on Form N-4, File No. 2-79529, filed April 19, 1996.)

7.     Example of Application. (Incorporated herein by reference to Exhibit 7 to
       Post-Effective Amendment No. 29 to Registration Statement on Form N-4,
       File No. 2-79529, filed April 19, 1996.)

8(a).  Charter of The Travelers Insurance Company, as amended on October 19,
       1995. (Incorporated herein by reference to Exhibit 3(a)(i) to the
       Registration Statement on Form S-2 , File No. 33-58677 , filed via EDGAR on April 18, 1995.)

8(b).  By-Laws of The Travelers Insurance Company, as amended on October 20,
       1995. (Incorporated herein by reference to Exhibit 3(b)(i) to the
       Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on
       April 18, 1995.)

12.    Opinion of Counsel as to the legality of the securities being registered.
       (Incorporated herein by reference to Exhibit 12 to Post-Effective
       Amendment No. 69 to the Registration Statement on Form N-3 filed April
       29, 1997.)

13.    Consent of KPMG LLP, Independent Auditors filed herewith.

16.    Schedule for Computation of Total Return Calculations - Standardized and
       Non-Standardized. (Incorporated herein by reference to Exhibit 16 to
       Post-Effective Amendment No. 68 to the Registration Statement on Form N-3
       filed April 29, 1997.)

17.    Code of Ethics. (Incorporated herein by reference to Exhibit17 to
       Post-Effective Amendment No. 73 on Form S-3 filed April 30, 2001.)

18.    Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III,
       Lewis Mandell and Frances M. Hawk. (Incorporated herein by reference to
       Exhibit 18(a) to Post-Effective Amendment No. 67 to the Registration
       Statement on Form N-3 filed April 19, 1996.)

       Powers of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn Lammey.
       (Incorporated herein by reference to Exhibit 18(d) to Post-Effective
       Amendment No. 72 to the Registration Statement, filedApril 28, 2000.)

       Powers of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for Glenn Lammey, Marla Berman Lewitus and William R. Hogan.
       (Incorporated herein by reference to Exhibit 18 to Post-Effective
       Amendment No. 73 to the Registration Statement, filed April 30, 2001.)

       Power of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for Kathleen A. Preston filed herewith.

Item 29.  DIRECTORS AND OFFICERS OF THE TRAVELERS INSURANCE COMPANY

NAME AND PRINCIPAL     POSITIONS AND OFFICES               POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH INSURANCE COMPANY              WITH REGISTRANT
---------------------- ----------------------              ---------------------

George C. Kokulis*     Director, President and                     --
                       Chief Executive Officer
Glenn D. Lammey*       Director, Chief Financial Officer,          --
                       Chief Accounting Officer
Kathleen A. Preston*   Director and Executive Vice President       --
Stuart Baritz***       Senior Vice President                       --
Madelyn J. Lankton*    Senior Vice President and                   --
                       Chief Information Officer
Marla Berman Lewitus*  Director, Senior Vice President             --
                       and General Counsel
Brendan M. Lynch*      Senior Vice President                       --
Warren H. May*         Senior Vice President                       --
Laura A. Pantaleo*     Senior Vice President                       --
David A. Tyson*        Senior Vice President                       --
F. Denney Voss**       Senior Vice President                       --
David A. Golino        Vice President and Controller
                       Principal Accounting Officer
Donald R. Munson, Jr.* Vice President                              --
Deanne Osgood*         Vice President                              --
Tim W. Still*          Vice President                              --
Anthony Cocolla        Vice President                              --
Linn K. Richardson*    Second Vice President and Actuary           --
Paul Weissman          Second Vice President and Actuary           --
Ernest J. Wright*      Vice President and Secretary        Secretary to the
                                                           Board of Managers
Kathleen A. McGah*     Assistant Secretary and             Assistant Secretary to
                       Deputy General Counsel              Board of Managers

Principal Business Address:
*    The Travelers Insurance Company             **  Citigroup Inc.
     One Tower Square                                399 Park Avenue
     Hartford, CT  06183                             New York, N.Y. 10048

***  Travelers Portfolio Group
     2 Tower Center
     East Brunswick, NJ 08816

Item 30.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-27689, filed April 19,
2002.

Item 31.  NUMBER OF CONTRACT OWNERS

As of February 28, 2002, 52,181 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 32.  INDEMNIFICATION

Pursuant to the provisions of Article IV, Section 4.4 of the Rules and
Regulations of the Registrant, indemnification is provided to members of the
Board of Managers, officers and employees of the Registrant in accordance with the standards established by Sections 33-770-33-778, inclusive of the
Connecticut General Statutes ("C.G.S.") relating to indemnification under the
Connecticut Stock Corporation Act.

Sections 33-770 et seq. of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1)
the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute)
that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant.
This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISER

Information as to Officers and Directors of Travelers Asset Management
International Company LLC (TAMIC), the Investment Adviser for The Travelers
Growth and Income Stock Account for Variable Annuities, is in included in its
Form ADV (File No. 801-57536) filed with the Commission, which is incorporated herein by reference thereto.

Information as to Officers and Directors of The Travelers Investment Management
Company (TIMCO), the Sub-Adviser for The Travelers Growth and Income Stock
Account for Variable Annuities, is in included in its Form ADV (File No.
801-07212) filed with the Commission, which is incorporated herein by reference thereto.

Item 34.  PRINCIPAL UNDERWRITER

(a)  Travelers Distribution LLC
     One Tower Square
     Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD
II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV
for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The
Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF
for Variable Annuities, The Travelers Separate Account PF II for Variable
Annuities, The Travelers Separate Account QP for Variable Annuities, The
Travelers Separate Account TM for Variable Annuities, The Travelers Separate
Account TM II for Variable Annuities, The Travelers Separate Account Five for
Variable Annuities, The Travelers Separate Account Six for Variable Annuities,
The Travelers Separate Account Seven for Variable Annuities, The Travelers
Separate Account Eight for Variable Annuities, The Travelers Separate Account
Nine for Variable Annuities, The Travelers Separate Account Ten for Variable
Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund
UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life
Insurance, The Travelers Variable Life Insurance Separate Account One, The
Travelers Variable Life Insurance Separate Account Two, The Travelers Variable
Life Insurance Separate Account Three, The Travelers Variable Life Insurance
Separate Account Four, The Travelers Separate Account MGA, The Travelers
Separate Account MGA II, The Travelers Quality Bond Account for Variable
Annuities, The Travelers Money Market Account for Variable Annuities, The
Travelers Timed Growth and Income Stock Account for Variable Annuities, The
Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers
Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable
Annuity Separate Account and First Citicorp Life Variable Annuity Separate
Account.

(b)  NAME AND PRINCIPAL          POSITIONS AND OFFICES
     BUSISNESS ADDRESS*          WITH UNDERWRITER

     Kathleen A. Preston         Board of Manager
     Glenn D. Lammey             Board of Manager
     William F. Scully III       Board of Manager and Vice President
     Donald R. Munson, Jr.       Board of Manager, President, Chief
                                 Executive Officer and Chief Operating Officer
     Anthony Cocolla             Vice President
     Tim W. Still                Vice President
     John M. Laverty             Treasurer and Chief Financial Officer
     Ernest J. Wright            Secretary
     Kathleen A. McGah           Assistant Secretary

     William D. Wilcox           Assistant Secretary
     Ernest J. Wright            Assistant Secretary
     Alison K. George            Chief Compliance Officer
     John J. Williams, Jr.       Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford, CT 06183

(c)  Not Applicable

Item 35.  LOCATION OF ACCOUNTS AND RECORDS

(1)  The Travelers Insurance Company
     One Tower Square
     Hartford, Connecticut  06183

(2)  Chase Manhattan Bank, N. A.
     Chase MetroTech Center
     Brooklyn, New York   11245

Item 36.  MANAGEMENT SERVICES

          Inapplicable.

Item 37.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a)    To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)    To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;
       and

(c)    To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.

The Company hereby represents:

(a)    That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of
Connecticut, on the 30th day of April, 2002.

                                   THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                                               FOR VARIABLE ANNUITIES
                                                    (Registrant)

                                       By:  *HEATH B. MCLENDON
                                          --------------------------------------
                                          Heath B. McLendon
                                          Chairman of the Board of Managers

As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2002.

*HEATH B. MCLENDON
-------------------------------------         Chairman, Board of Managers
 (Heath B. McLendon)

*KNIGHT EDWARDS
-------------------------------------         Member, Board of Managers
 (Knight Edwards)

*ROBERT E. MCGILL, III
-------------------------------------         Member, Board of Managers
 (Robert E. McGill, III)

*LEWIS MANDELL
-------------------------------------         Member, Board of Managers
 (Lewis C. Mandell)

*FRANCES M. HAWK
-------------------------------------         Member, Board of Managers
 (Frances M. Hawk)

* By: /s/Ernest J. Wright, Attorney-in-Fact
           Secretary, Board of Managers

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of
Connecticut, on the 30th day of April, 2002.

                                       THE TRAVELERS INSURANCE COMPANY
                                             (Insurance Company)

                                       By: *GLENN D. LAMMEY
                                          --------------------------------------
                                          Glenn D. Lammey
                                          Chief Financial Officer
                                          Chief Accounting Officer

As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2002.

*GEORGE C. KOKULIS                        Director, President and
-------------------------------------     Chief Executive Officer
  (George C. Kokulis)                     (Principal Executive Officer)

*GLENN D. LAMMEY                          Director, Chief Financial Officer,
-------------------------------------     Chief Accounting Officer
  (Glenn D. Lammey)                       (Principal Financial Officer)

*MARLA BERMAN LEWITUS
-------------------------------------     Director
  (Marla Berman Lewitus)

*KATHLEEN A. PRESTON
-------------------------------------     Director
 (Kathleen A. Preston)

*By:  /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT
  NO      DESCRIPTION                                           METHOD OF FILING
-------   -----------                                           ----------------

13.       Consent of KPMG LLP, Independent Auditors.            Electronically

18.       Power of Attorney authorizing Ernest J. Wright or     Electronically
          Kathleen A. McGah as signatory for
          Kathleen A. Preston.